UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2016

Classes ADV, I, R6, S and S2

Voya Investors Trust
■  Voya Government Liquid Assets Portfolio (formerly, Voya Liquid Assets Portfolio)
n  VY® Clarion Global Real Estate Portfolio
n  VY® FMR® Diversified Mid Cap Portfolio*
n  VY® Invesco Growth and Income Portfolio
n  VY® JPMorgan Emerging Markets Equity Portfolio
n  VY® Morgan Stanley Global Franchise Portfolio
n  VY® T. Rowe Price Capital Appreciation Portfolio
n  VY® T. Rowe Price Equity Income Portfolio
n  VY® T. Rowe Price International Stock Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*	FMR is a registered service mark of FMR LLC. Used with permission.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	6
Statements of Operations	12
Statements of Changes in Net Assets	15
Financial Highlights	20
Notes to Financial Statements	26
Summary Portfolios of Investments	44

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,000.70	0.28%	$1.39	$1,000.00	$1,023.47	0.28%	$1.41
Class S	1,000.00	1,000.00	0.42	2.09	1,000.00	1,022.77	0.42	2.11
Class S2	1,000.00	1,000.00	0.42	2.09	1,000.00	1,022.77	0.42	2.11
VY® Clarion Global Real Estate Portfolio
Class ADV	$1,000.00	$1,064.50	1.49%	$7.65	$1,000.00	$1,017.45	1.49%	$7.47
Class I	1,000.00	1,068.00	0.89	4.58	1,000.00	1,020.44	0.89	4.47
Class S	1,000.00	1,066.60	1.14	5.86	1,000.00	1,019.19	1.14	5.72
Class S2	1,000.00	1,066.20	1.29	6.63	1,000.00	1,018.45	1.29	6.47
VY® FMR® Diversified Mid Cap Portfolio
Class ADV	$1,000.00	$1,007.50	1.26%	$6.29	$1,000.00	$1,018.60	1.26%	$6.32
Class I	1,000.00	1,010.50	0.66	3.30	1,000.00	1,021.58	0.66	3.32
Class S	1,000.00	1,009.30	0.91	4.55	1,000.00	1,020.34	0.91	4.57
Class S2	1,000.00	1,008.70	1.06	5.29	1,000.00	1,019.59	1.06	5.32

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
VY® Invesco Growth and Income Portfolio
Class ADV	$1,000.00	$1,009.80	1.25%	$6.25	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,012.90	0.65	3.25	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,012.00	0.90	4.50	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,011.30	1.05	5.25	1,000.00	1,019.64	1.05	5.27
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$1,097.50	1.86%	$9.70	$1,000.00	$1,015.61	1.86%	$9.32
Class I	1,000.00	1,100.60	1.26	6.58	1,000.00	1,018.60	1.26	6.32
Class S	1,000.00	1,098.90	1.51	7.88	1,000.00	1,017.35	1.51	7.57
Class S2	1,000.00	1,097.70	1.66	8.66	1,000.00	1,016.61	1.66	8.32
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	$1,000.00	$1,064.70	1.54%	$7.91	$1,000.00	$1,017.21	1.54%	$7.72
Class R6(1)	1,000.00	1,025.80	0.94	1.53	1,000.00	1,020.19	0.94	4.72
Class S	1,000.00	1,066.20	1.19	6.11	1,000.00	1,018.95	1.19	5.97
Class S2	1,000.00	1,065.40	1.34	6.88	1,000.00	1,018.20	1.34	6.72
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	$1,000.00	$1,049.50	1.25%	$6.37	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,052.80	0.65	3.32	1,000.00	1,021.63	0.65	3.27
Class R6(1)	1,000.00	1,018.50	0.65	1.06	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,051.70	0.90	4.59	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,050.40	1.05	5.35	1,000.00	1,019.64	1.05	5.27
VY® T. Rowe Price Equity Income Portfolio
Class ADV	$1,000.00	$1,061.40	1.25%	$6.41	$1,000.00	$1,018.65	1.25%	$6.27
Class I	1,000.00	1,064.40	0.65	3.34	1,000.00	1,021.63	0.65	3.27
Class S	1,000.00	1,063.50	0.90	4.62	1,000.00	1,020.39	0.90	4.52
Class S2	1,000.00	1,062.70	1.05	5.38	1,000.00	1,019.64	1.05	5.27
VY® T. Rowe Price International Stock Portfolio
Class ADV	$1,000.00	$989.80	1.39%	$6.88	$1,000.00	$1,017.95	1.39%	$6.97
Class I	1,000.00	992.90	0.79	3.91	1,000.00	1,020.93	0.79	3.97
Class S	1,000.00	991.30	1.04	5.15	1,000.00	1,019.69	1.04	5.22

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was May 3, 2016. Expenses paid for the actual Portolio’s return reflect the 59-day period ended June 30, 2016.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

		Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio	VY® Invesco Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*		$—	$355,231,343	$813,815,068	$484,550,033
Short-term investments at fair value**		—	3,973,707	52,304,481	18,199,687
Total investments at fair value		$—	$359,205,050	$866,119,549	$502,749,720
Short-term investments at amortized cost		772,647,386	—	—	—
Cash		1,848	—	25,959	—
Foreign currencies at value***		—	—	52,920	404,317
Receivables:
Investment securities sold		217,101,515	3,555,819	2,619,201	30,302,165
Fund shares sold		1,242,823	91,811	189,264	11,882
Dividends		5,368	1,446,130	797,193	848,581
Interest		215,412	—	—	—
Foreign tax reclaims		—	31,152	1,813	181,182
Unrealized appreciation on forward foreign currency contracts		—	—	—	1,658,853
Prepaid expenses		—	3,729	—	—
Reimbursement due from manager		—	16,965	—	—
Other assets		39,595	10,006	31,269	18,603
Total assets		991,253,947	364,360,662	869,837,168	536,175,303

LIABILITIES:
Payable for investment securities purchased		5,750,377	2,730,441	678,200	29,442,653
Payable for fund shares redeemed		259,608	4,103,385	97,957	449,207
Payable upon receipt of securities loaned		—	—	19,319,089	5,169,430
Unrealized depreciation on forward foreign currency contracts		—	—	—	80,212
Payable for unified fees		222,807	—	457,880	262,757
Payable for investment management fees		—	258,710	—	—
Payable for distribution and shareholder service fees		73,172	42,411	175,526	107,120
Payable to custodian due to foreign currency overdraft****		—	1,679	—	—
Payable to trustees under the deferred compensation plan (Note 6)		39,595	10,006	31,269	18,603
Payable for trustee fees		12,019	1,673	—	—
Other accrued expenses and liabilities		—	152,438	—	—
Total liabilities		6,357,578	7,300,743	20,759,921	35,529,982
NET ASSETS		$984,896,369	$357,059,919	$849,077,247	$500,645,321

NET ASSETS WERE COMPRISED OF:
Paid-in capital		$984,410,512	$444,886,135	$733,457,667	$346,455,724
Undistributed (distributions in excess of) net investment income		(29,731)	7,024,284	3,551,834	15,484,017
Accumulated net realized gain (loss)		515,588	(195,013,453)	80,887,342	59,780,692
Net unrealized appreciation		—	100,162,953	31,180,404	78,924,888
NET ASSETS		$984,896,369	$357,059,919	$849,077,247	$500,645,321

+	Including securities loaned at value	$—	$—	$18,797,725	$5,059,453
*	Cost of investments in securities	$—	$255,063,491	$782,634,853	$407,089,409
**	Cost of short-term investments	$—	$3,973,707	$52,304,481	$18,199,687
***	Cost of foreign currencies	$—	$—	$52,885	$404,313
****	Cost of foreign currency overdraft	$—	$1,679	$—	$—

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio	VY® Invesco Growth and Income Portfolio
Class ADV
Net assets	n/a	$28,392,085	$36,614,911	$14,861,100
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	2,324,934	2,478,969	577,504
Net asset value and redemption price per share	n/a	$12.21	$14.77	$25.73

Class I
Net assets	$76,371,531	$186,779,067	$94,975,176	$22,866,277
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	76,324,093	14,862,061	6,166,859	879,003
Net asset value and redemption price per share	$1.00	$12.57	$15.40	$26.01

Class S
Net assets	$516,623,872	$140,611,419	$657,150,990	$425,838,489
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	516,219,485	11,259,667	43,159,631	16,306,244
Net asset value and redemption price per share	$1.00	$12.49	$15.23	$26.12

Class S2
Net assets	$391,900,966	$1,277,348	$60,336,170	$37,079,455
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	391,756,259	101,730	4,004,091	1,431,148
Net asset value and redemption price per share	$1.00	$12.56	$15.07	$25.91

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

		VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*		$502,439,187	$438,071,769	$5,195,723,783	$1,035,205,338
Short-term investments at fair value**		11,469,262	—	761,308,669	32,212,242
Total investments at fair value		$513,908,449	$438,071,769	$5,957,032,452	$1,067,417,580
Cash		2,881,323	7,336,849	10,221,772	2,527,190
Foreign currencies at value***		—	—	452,145	—
Receivables:
Investment securities sold		1,960,445	1,131,177	125,920,978	1,190,407
Fund shares sold		6,964	4,710	1,858,678	405,587
Dividends		1,469,175	973,414	4,913,401	1,914,485
Interest		—	—	18,547,167	39,262
Foreign tax reclaims		—	709,084	259,795	6,598
Other assets		21,927	11,041	119,150	38,533
Total assets		520,248,283	448,238,044	6,119,325,538	1,073,539,642

LIABILITIES:
Payable for investment securities purchased		1,916,969	1,071,564	6,528,671	1,361,623
Payable for fund shares redeemed		1,962,825	423,735	6,830,515	2,532,528
Payable upon receipt of securities loaned		11,469,262	—	10,278,517	11,220,001
Unrealized depreciation on unfunded corporate loans		—	—	36,087	—
Payable for unified fees		506,527	344,914	3,159,330	551,091
Payable for distribution and shareholder service fees		100,482	114,710	1,216,405	216,598
Payable to custodian due to foreign currency overdraft****		8,102	—	—	—
Payable to trustees under the deferred compensation plan (Note 6)		21,927	11,041	119,150	38,533
Other accrued expenses and liabilities		298,349	—	—	—
Written options, at fair valueˆ		—	—	31,794,031	—
Total liabilities		16,284,443	1,965,964	59,962,706	15,920,374
NET ASSETS		$503,963,840	$446,272,080	$6,059,362,832	$1,057,619,268

NET ASSETS WERE COMPRISED OF:
Paid-in capital		$508,558,222	$307,711,236	$4,852,098,077	$732,835,405
Undistributed net investment income		8,097,049	8,652,908	48,487,500	13,810,341
Accumulated net realized gain (loss)		(37,302,797)	45,691,028	570,642,400	127,784,709
Net unrealized appreciation		24,611,366	84,216,908	588,134,855	183,188,813
NET ASSETS		$503,963,840	$446,272,080	$6,059,362,832	$1,057,619,268

+	Including securities loaned at value	$11,067,562	$—	$10,028,341	$10,973,803
*	Cost of investments in securities	$477,852,058	$353,806,858	$4,601,466,115	$851,998,117
**	Cost of short-term investments	$11,469,262	$—	$761,287,936	$32,212,242
***	Cost of foreign currencies	$—	$—	$452,333	$—
****	Cost of foreign currency overdraft	$7,602	$—	$—	$—
ˆ	Premiums received on written options	$—	$—	$25,749,219	$—

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$35,809,845	$66,026,533	$698,439,318	$48,073,232
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,526,155	4,055,870	26,337,274	3,475,921
Net asset value and redemption price per share	$14.18	$16.28	$26.52	$13.83

Class I
Net assets	$64,374,685	n/a	$1,127,782,607	$129,737,519
Shares authorized	unlimited	n/a	unlimited	unlimited
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	4,326,170	n/a	41,015,768	9,231,531
Net asset value and redemption price per share	$14.88	n/a	$27.50	$14.05

Class R6
Net assets	n/a	$3,045	$3,046	n/a
Shares authorized	n/a	unlimited	unlimited	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	178	111	n/a
Net asset value and redemption price per share	n/a	$17.09	$27.50	n/a

Class S
Net assets	$387,711,824	$329,807,687	$4,149,089,757	$770,677,287
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,229,689	19,310,546	151,012,351	54,815,978
Net asset value and redemption price per share	$14.78	$17.08	$27.48	$14.06

Class S2
Net assets	$16,067,486	$50,434,815	$84,048,104	$109,131,230
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,100,332	2,977,053	3,079,684	7,850,300
Net asset value and redemption price per share	$14.60	$16.94	$27.29	$13.90

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$210,589,489
Short-term investments at fair value**	9,866,022
Total investments at fair value	$220,455,511
Cash	943,377
Foreign currencies at value***	336,395
Receivables:
Investment securities sold	1,498,022
Fund shares sold	536,658
Dividends	406,489
Foreign tax reclaims	265,851
Unrealized appreciation on forward foreign currency contracts	244,672
Prepaid expenses	2,467
Other assets	9,236
Total assets	224,698,678

LIABILITIES:
Payable for investment securities purchased	1,428,492
Payable for fund shares redeemed	6,149
Payable upon receipt of securities loaned	5,939,489
Unrealized depreciation on forward foreign currency contracts	54,997
Payable for investment management fees	113,750
Payable for distribution and shareholder service fees	40,871
Payable to trustees under the deferred compensation plan (Note 6)	9,236
Payable for trustee fees	1,072
Other accrued expenses and liabilities	107,635
Total liabilities	7,701,691
NET ASSETS	$216,996,987

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$318,927,264
Undistributed net investment income	5,302,826
Accumulated net realized loss	(108,589,302)
Net unrealized appreciation	1,356,199
NET ASSETS	$216,996,987

+ Including securities loaned at value	$5,696,436
* Cost of investments in securities	$209,404,799
** Cost of short-term investments	$9,866,022
*** Cost of foreign currencies	$334,860

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

VY® T. Rowe Price International Stock Portfolio
Class ADV
Net assets	$14,837,025
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,177,093
Net asset value and redemption price per share	$12.60

Class I
Net assets	$37,977,619
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,997,081
Net asset value and redemption price per share	$12.67

Class S
Net assets	$164,182,343
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	13,028,025
Net asset value and redemption price per share	$12.60

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® FMR® Diversified Mid Cap Portfolio	VY® Invesco Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$84,977	$5,670,338	$6,455,517	$6,497,733
Interest, net of foreign taxes withheld*	2,019,726	—	—	—
Securities lending income, net	—	36,814	65,950	88,207
Total investment income	2,104,703	5,707,152	6,521,467	6,585,940

EXPENSES:
Investment management fees	—	1,487,051	—	—
Unified fees	1,397,680	—	2,753,086	1,578,377
Distribution and shareholder service fees:
Class ADV	—	94,380	130,198	51,086
Class S	691,755	170,008	822,912	525,984
Class S2	871,393	3,013	139,730	84,463
Transfer agent fees	—	327	—	—
Shareholder reporting expense	—	29,840	—	—
Professional fees	—	9,286	—	—
Custody and accounting expense	—	71,834	—	—
Trustee fees and expenses	29,951	5,019	33,318	18,959
Miscellaneous expense	—	10,478	—	—
Interest expense	1,635	82	724	—
Total expenses	2,992,414	1,881,318	3,879,968	2,258,869
Net waived and reimbursed fees	(942,844)	(146,941)	(38,345)	(19,154)
Brokerage commission recapture	—	(1,606)	—	(2,959)
Net expenses	2,049,570	1,732,771	3,841,623	2,236,756
Net investment income	55,133	3,974,381	2,679,844	4,349,184

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	337,791	4,504,072	12,177,644	6,981,317
Foreign currency related transactions	—	(45,040)	40,092	(614,559)
Net realized gain	337,791	4,459,032	12,217,736	6,366,758
Net change in unrealized appreciation (depreciation) on:
Investments	—	13,525,301	(9,361,008)	(6,885,225)
Foreign currency related transactions	—	(3,596)	236	1,032,191
Net change in unrealized appreciation (depreciation)	—	13,521,705	(9,360,772)	(5,853,034)
Net realized and unrealized gain	337,791	17,980,737	2,856,964	513,724
Increase in net assets resulting from operations	$392,924	$21,955,118	$5,536,808	$4,862,908

* Foreign taxes withheld	$2,966	$273,604	$27,173	$195,441

See Accompanying Notes to Financial Statements

12

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	VY® JPMorgan Emerging Markets Equity Portfolio	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,652,743	$6,133,991	$32,818,218	$15,002,042
Interest	1,019	—	30,353,705	50,143
Securities lending income, net	100,377	25,117	111,014	107,071
Total investment income	5,754,139	6,159,108	63,282,937	15,159,256

EXPENSES:
Unified fees	2,929,699	2,035,980	18,375,785	3,169,965
Distribution and shareholder service fees:
Class ADV	117,016	205,649	2,185,443	164,550
Class S	450,348	395,579	4,989,711	920,412
Class S2	36,896	114,795	195,484	249,229
Trustee fees and expenses	17,010	15,219	210,372	36,533
Interest expense	28	—	395	—
Total expenses	3,550,997	2,767,222	25,957,190	4,540,689
Net waived and reimbursed fees	(21,742)	(94,677)	(328,879)	(58,659)
Brokerage commission recapture	(4,354)	—	(6,632)	(1,160)
Net expenses	3,524,901	2,672,545	25,621,679	4,480,870
Net investment income	2,229,238	3,486,563	37,661,258	10,678,386

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(19,781,471)	10,780,050	40,439,903	36,233,825
Foreign currency related transactions	(100,683)	(27,840)	(14,999)	(48,134)
Written options	—	—	8,401,668	—
Net realized gain (loss)	(19,882,154)	10,752,210	48,826,572	36,185,691
Net change in unrealized appreciation (depreciation) on:
Investments (net of Peruvian capital gains tax accrued#)	62,793,013	13,090,188	209,286,255	13,472,887
Foreign currency related transactions	40,968	(3,706)	(12,153)	(13,709)
Written options	—	—	(2,428,504)	—
Unfunded commitments	—	—	(586)	—
Net change in unrealized appreciation (depreciation)	62,833,981	13,086,482	206,845,012	13,459,178
Net realized and unrealized gain	42,951,827	23,838,692	255,671,584	49,644,869
Increase in net assets resulting from operations	$45,181,065	$27,325,255	$293,332,842	$60,323,255

* Foreign taxes withheld	$520,599	$282,278	$79,055	$201,278
# Foreign taxes accrued on Peruvian investments	$137,598	$—	$—	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

		VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*		$3,178,927
Interest		64
Securities lending income, net		59,560
Total investment income		3,238,551

EXPENSES:
Investment management fees		682,707
Distribution and shareholder service fees:
Class ADV		50,891
Class S		201,811
Transfer agent fees		351
Shareholder reporting expense		15,331
Professional fees		23,308
Custody and accounting expense		103,816
Trustee fees		3,218
Miscellaneous expense		11,197
Total expenses		1,092,630
Net waived and reimbursed fees		(7,194)
Net expenses		1,085,436
Net investment income		2,153,115

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)		(1,622,195)
Foreign currency related transactions		(40,355)
Net realized loss		(1,662,550)
Net change in unrealized appreciation (depreciation) on:
Investments		(2,850,318)
Foreign currency related transactions		194,452
Net change in unrealized appreciation (depreciation)		(2,655,866)
Net realized and unrealized loss		(4,318,416)
Decrease in net assets resulting from operations		$(2,165,301)

*	Foreign taxes withheld	$269,225
ˆ	Foreign taxes on sale of Indian investments	$1,396

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Government Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$55,133	$2,281	$3,974,381	$4,828,940
Net realized gain	337,791	179,886	4,459,032	13,701,061
Net change in unrealized appreciation (depreciation)	—	—	13,521,705	(24,745,935)
Increase (decrease) in net assets resulting from operations	392,924	182,167	21,955,118	(6,215,934)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(802,419)
Class I	(54,374)	(2,282)	—	(5,180,233)
Class S	(759)	—	—	(4,550,455)
Class S2	—	—	—	(39,314)
Net realized gains:
Class I	—	(7,623)	—	—
Class S	—	(58,777)	—	—
Class S2	—	(30,135)	—	—
Total distributions	(55,133)	(98,817)	—	(10,572,421)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	182,279,500	330,214,349	33,751,154	60,950,058
Reinvestment of distributions	55,133	98,817	—	10,572,421
	182,334,633	330,313,166	33,751,154	71,522,479
Cost of shares redeemed	(180,195,565)	(338,438,095)	(34,172,939)	(69,811,075)
Net increase (decrease) in net assets resulting from capital share transactions	2,139,068	(8,124,929)	(421,785)	1,711,404
Net increase (decrease) in net assets	2,476,859	(8,041,579)	21,533,333	(15,076,951)

NET ASSETS:
Beginning of year or period	982,419,510	990,461,089	335,526,586	350,603,537
End of year or period	$984,896,369	$982,419,510	$357,059,919	$335,526,586
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss at end of year or period	$(29,731)	$(29,731)	$7,024,284	$3,049,903

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® FMR® Diversified Mid Cap Portfolio		VY® Invesco Growth and Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,679,844	$2,397,939	$4,349,184	$7,963,239
Net realized gain	12,217,736	73,420,923	6,366,758	58,866,396
Net change in unrealized appreciation (depreciation)	(9,360,772)	(87,479,932)	(5,853,034)	(82,685,317)
Increase (decrease) in net assets resulting from operations	5,536,808	(11,661,070)	4,862,908	(15,855,682)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(464,596)
Class I	—	(444,794)	—	(880,808)
Class S	—	(1,222,228)	—	(15,833,846)
Class S2	—	(19,274)	—	(1,287,004)
Net realized gains:
Class ADV	—	(11,815,655)	—	(2,196,915)
Class I	—	(19,175,649)	—	(3,452,127)
Class S	—	(138,938,011)	—	(67,428,361)
Class S2	—	(12,305,304)	—	(5,800,219)
Total distributions	—	(183,920,915)	—	(97,343,876)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,090,213	38,552,711	5,529,904	19,496,921
Reinvestment of distributions	—	183,920,915	—	97,343,876
	7,090,213	222,473,626	5,529,904	116,840,797
Cost of shares redeemed	(100,932,659)	(194,325,045)	(38,522,945)	(100,468,949)
Net increase (decrease) in net assets resulting from capital share transactions	(93,842,446)	28,148,581	(32,993,041)	16,371,848
Net decrease in net assets	(88,305,638)	(167,433,404)	(28,130,133)	(96,827,710)

NET ASSETS:
Beginning of year or period	937,382,885	1,104,816,289	528,775,454	625,603,164
End of year or period	$849,077,247	$937,382,885	$500,645,321	$528,775,454
Undistributed net investment income at end of year or period	$3,551,834	$871,990	$15,484,017	$11,134,833

See Accompanying Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® JPMorgan Emerging Markets Equity Portfolio		VY® Morgan Stanley Global Franchise Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,229,238	$4,602,459	$3,486,563	$5,234,844
Net realized gain (loss)	(19,882,154)	(15,103,265)	10,752,210	35,343,828
Net change in unrealized appreciation (depreciation)	62,833,981	(80,309,706)	13,086,482	(14,088,553)
Increase (decrease) in net assets resulting from operations	45,181,065	(90,810,512)	27,325,255	26,490,119

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(326,410)	—	(940,964)
Class I	—	(991,321)	—	—
Class S	—	(5,215,235)	—	(5,928,432)
Class S2	—	(195,626)	—	(883,043)
Net realized gains:
Class ADV	—	(2,604,762)	—	(6,643,884)
Class I	—	(4,314,670)	—	—
Class S	—	(28,745,116)	—	(35,866,567)
Class S2	—	(1,289,936)	—	(5,858,610)
Total distributions	—	(43,683,076)	—	(56,121,500)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,609,089	35,183,314	19,472,405	21,058,708
Reinvestment of distributions	—	43,683,076	—	56,121,500
	18,609,089	78,866,390	19,472,405	77,180,208
Cost of shares redeemed	(36,539,136)	(103,355,722)	(26,693,926)	(67,848,721)
Net increase (decrease) in net assets resulting from capital share transactions	(17,930,047)	(24,489,332)	(7,221,521)	9,331,487
Net increase (decrease) in net assets	27,251,018	(158,982,920)	20,103,734	(20,299,894)

NET ASSETS:
Beginning of year or period	476,712,822	635,695,742	426,168,346	446,468,240
End of year or period	$503,963,840	$476,712,822	$446,272,080	$426,168,346
Undistributed net investment income at end of year or period	$8,097,049	$5,867,811	$8,652,908	$5,166,345

See Accompanying Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Capital Appreciation Portfolio		VY® T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$37,661,258	$71,688,362	$10,678,386	$22,890,015
Net realized gain	48,826,572	522,694,509	36,185,691	111,889,973
Net change in unrealized appreciation (depreciation)	206,845,012	(301,560,288)	13,459,178	(223,886,448)
Increase (decrease) in net assets resulting from operations	293,332,842	292,822,583	60,323,255	(89,106,460)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(6,106,783)	—	(960,885)
Class I	—	(15,684,327)	—	(2,533,058)
Class S	—	(51,736,219)	—	(17,256,326)
Class S2	—	(986,675)	—	(2,362,442)
Net realized gains:
Class ADV	—	(69,831,233)	—	(7,070,472)
Class I	—	(132,892,502)	—	(22,133,862)
Class S	—	(524,081,170)	—	(109,043,082)
Class S2	—	(11,578,038)	—	(14,775,840)
Total distributions	—	(812,896,947)	—	(176,135,967)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	258,085,921	437,069,518	83,155,077	35,402,438
Reinvestment of distributions	—	812,896,947	—	176,135,967
	258,085,921	1,249,966,465	83,155,077	211,538,405
Cost of shares redeemed	(247,656,592)	(698,556,403)	(96,528,256)	(337,624,026)
Net increase (decrease) in net assets resulting from capital share transactions	10,429,329	551,410,062	(13,373,179)	(126,085,621)
Net increase (decrease) in net assets	303,762,171	31,335,698	46,950,076	(391,328,048)

NET ASSETS:
Beginning of year or period	5,755,600,661	5,724,264,963	1,010,669,192	1,401,997,240
End of year or period	$6,059,362,832	$5,755,600,661	$1,057,619,268	$1,010,669,192
Undistributed net investment income at end of year or period	$48,487,500	$10,826,242	$13,810,341	$3,131,955

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,153,115	$2,304,381
Net realized gain (loss)	(1,662,550)	10,984,766
Net change in unrealized appreciation (depreciation)	(2,655,866)	(16,674,196)
Decrease in net assets resulting from operations	(2,165,301)	(3,385,049)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(91,277)
Class I	—	(569,331)
Class S	—	(1,757,160)
Total distributions	—	(2,417,768)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,483,539	43,652,974
Reinvestment of distributions	—	2,417,768
	8,483,539	46,070,742
Cost of shares redeemed	(15,174,133)	(60,742,954)
Net decrease in net assets resulting from capital share transactions	(6,690,594)	(14,672,212)
Net decrease in net assets	(8,855,895)	(20,475,029)

NET ASSETS:
Beginning of year or period	225,852,882	246,327,911
End of year or period	$216,996,987	$225,852,882
Undistributed net investment income at end of year or period	$5,302,826	$3,149,711

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets					Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-16	1.00	0.00	*	0.00	*	0.00 *	0.00	*	—		—	0.00	*	—	1.00	0.07	0.28	0.28	0.28	0.13		76,372	—
12-31-15	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.22	0.22	0.00	*	81,636	—
12-31-14	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.19	0.19	(0.00	)*	78,773	—
12-31-13	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.02	0.28	0.22	0.22	0.00	*	81,029	—
12-31-12	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.11	0.28	0.28	0.28	0.10		98,940	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.04	0.27	0.25	0.25	0.01		111,088	—
Class S
06-30-16	1.00	—		0.00	*	0.00	0.00	*	—		—	0.00	*	—	1.00	0.00 *	0.53	0.42	0.42	0.00	*	516,624	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.22	0.22	(0.00	)*	552,706	—
12-31-14	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.19	0.19	(0.00	)*	619,776	—
12-31-13	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.02	0.53	0.23	0.23	(0.00	)*	753,517	—
12-31-12	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.38	0.38	0.00	*	897,738	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.52	0.26	0.26	0.00	*	1,072,086	—
Class S2
06-30-16	1.00	—		0.00	*	0.00	—		—		—	—		—	1.00	0.00 *	0.75	0.42	0.42	0.00		391,901	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.22	0.22	(0.00	)*	348,078	—
12-31-14	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.19	0.19	(0.00	)*	291,912	—
12-31-13	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.02	0.78	0.23	0.23	(0.00	)*	296,540	—
12-31-12	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.38	0.38	0.00	*	270,143	—
12-31-11	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.03	0.77	0.26	0.26	0.00	*	229,337	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-16	11.47	0.11	•	0.63		0.74	—		—		—	—		—	12.21	6.45	1.67	1.49	1.49	1.93		28,392	26
12-31-15	12.04	0.11	•	(0.35)		(0.24)	0.33		—		—	0.33		—	11.47	(1.99)	1.72	1.49	1.49	0.95		27,513	50
12-31-14	10.71	0.13		1.30		1.43	0.10		—		—	0.10		—	12.04	13.40	1.73	1.49	1.49	1.12		27,577	40
12-31-13	10.96	0.12	•	0.25		0.37	0.62		—		—	0.62		—	10.71	3.29	1.73	1.49	1.49	1.13		23,863	35
12-31-12	8.79	0.14		2.07		2.21	0.04		—		—	0.04		—	10.96	25.17	1.75	1.49	1.49	1.52		15,270	43
12-31-11	9.64	0.14	•	(0.64)		(0.50)	0.35		—		—	0.35		—	8.79	(5.62)	1.72	1.49	1.49	1.46		10,225	34
Class I
06-30-16	11.77	0.15	•	0.65		0.80	—		—		—	—		—	12.57	6.80	0.97	0.89	0.89	2.56		186,779	26
12-31-15	12.34	0.18		(0.35)		(0.17)	0.40		—		—	0.40		—	11.77	(1.42)	0.97	0.89	0.89	1.55		165,604	50
12-31-14	10.96	0.21	•	1.33		1.54	0.16		—		—	0.16		—	12.34	14.07	0.98	0.89	0.89	1.75		160,209	40
12-31-13	11.17	0.19	•	0.26		0.45	0.66		—		—	0.66		—	10.96	3.95	0.98	0.89	0.89	1.70		121,414	35
12-31-12	8.93	0.20	•	2.12		2.32	0.08		—		—	0.08		—	11.17	26.08	1.00	0.89	0.89	1.97		106,134	43
12-31-11	9.75	0.19		(0.65)		(0.46)	0.36		—		—	0.36		—	8.93	(5.15)	0.97	0.89	0.89	1.97		210,292	34
Class S
06-30-16	11.71	0.13	•	0.65		0.78	—		—		—	—		—	12.49	6.66	1.22	1.14	1.14	2.27		140,611	26
12-31-15	12.28	0.15	•	(0.36)		(0.21)	0.36		—		—	0.36		—	11.71	(1.69)	1.22	1.14	1.14	1.27		141,067	50
12-31-14	10.90	0.17	•	1.34		1.51	0.13		—		—	0.13		—	12.28	13.86	1.23	1.14	1.14	1.42		161,194	40
12-31-13	11.11	0.16	•	0.26		0.42	0.63		—		—	0.63		—	10.90	3.71	1.23	1.14	1.14	1.42		161,379	35
12-31-12	8.89	0.19	•	2.08		2.27	0.05		—		—	0.05		—	11.11	25.65	1.25	1.14	1.14	1.86		173,554	43
12-31-11	9.70	0.16	•	(0.64)		(0.48)	0.33		—		—	0.33		—	8.89	(5.30)	1.22	1.14	1.14	1.70		154,055	34
Class S2
06-30-16	11.78	0.12	•	0.66		0.78	—		—		—	—		—	12.56	6.62	1.44	1.29	1.29	2.11		1,277	26
12-31-15	12.34	0.14	•	(0.36)		(0.22)	0.34		—		—	0.34		—	11.78	(1.84)	1.47	1.29	1.29	1.11		1,343	50
12-31-14	10.96	0.14	•	1.35		1.49	0.11		—		—	0.11		—	12.34	13.60	1.48	1.29	1.29	1.22		1,624	40
12-31-13	11.17	0.14	•	0.26		0.40	0.61		—		—	0.61		—	10.96	3.54	1.48	1.29	1.29	1.27		1,842	35
12-31-12	8.93	0.17	•	2.11		2.28	0.04		—		—	0.04		—	11.17	25.52	1.50	1.29	1.29	1.71		1,935	43
12-31-11	9.74	0.15	•	(0.64)		(0.49)	0.32		—		—	0.32		—	8.93	(5.43)	1.47	1.29	1.29	1.55		1,815	34

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® FMR® Diversified Mid Cap Portfolio
Class ADV
06-30-16	14.66	0.03		0.08	0.11	—	—	—	—	—	14.77	0.75	1.36	1.26	1.26	0.24	36,615	11
12-31-15	18.06	(0.02)		(0.08)	(0.10)	—	3.30	—	3.30	—	14.66	(2.02)	1.39	1.24	1.24	(0.11)	60,977	27
12-31-14	20.43	(0.05)		1.17	1.12	0.03	3.46	—	3.49	—	18.06	5.65	1.39	1.24	1.24	(0.26)	68,677	143
12-31-13	15.15	(0.00	)*	5.38	5.38	0.03	0.07	—	0.10	—	20.43	35.62	1.39	1.24	1.24	(0.03)	70,648	132
12-31-12	13.30	0.05		1.84	1.89	0.04	—	—	0.04	—	15.15	14.24	1.39	1.24	1.24	0.36	56,105	186
12-31-11	15.02	(0.04)		(1.65)	(1.69)	0.03	—	—	0.03	—	13.30	(11.28)	1.39	1.24	1.24	(0.30)	53,845	88
Class I
06-30-16	15.24	0.06	•	0.10	0.16	—	—	—	—	—	15.40	1.05	0.66	0.66	0.66	0.87	94,975	11
12-31-15	18.61	0.08		(0.08)	0.00 *	0.07	3.30	—	3.37	—	15.24	(1.40)	0.64	0.64	0.64	0.49	102,505	27
12-31-14	20.88	0.06		1.20	1.26	0.07	3.46	—	3.53	—	18.61	6.27	0.64	0.64	0.64	0.34	109,304	143
12-31-13	15.47	0.10	•	5.51	5.61	0.13	0.07	—	0.20	—	20.88	36.39	0.64	0.64	0.64	0.58	110,005	132
12-31-12	13.58	0.15	•	1.88	2.03	0.14	—	—	0.14	—	15.47	14.93	0.64	0.64	0.64	1.03	92,185	186
12-31-11	15.24	0.05		(1.68)	(1.63)	0.03	—	—	0.03	—	13.58	(10.72)	0.64	0.64	0.64	0.28	75,502	88
Class S
06-30-16	15.09	0.05	•	0.09	0.14	—	—	—	—	—	15.23	0.93	0.91	0.91	0.91	0.63	657,151	11
12-31-15	18.46	0.04		(0.08)	(0.04)	0.03	3.30	—	3.33	—	15.09	(1.64)	0.89	0.89	0.89	0.23	709,822	27
12-31-14	20.75	0.02		1.19	1.21	0.04	3.46	—	3.50	—	18.46	6.02	0.89	0.89	0.89	0.09	854,340	143
12-31-13	15.38	0.06	•	5.47	5.53	0.09	0.07	—	0.16	—	20.75	36.02	0.89	0.89	0.89	0.33	964,463	132
12-31-12	13.50	0.10	•	1.87	1.97	0.09	—	—	0.09	—	15.38	14.63	0.89	0.89	0.89	0.69	848,802	186
12-31-11	15.19	0.01		(1.67)	(1.66)	0.03	—	—	0.03	—	13.50	(10.95)	0.89	0.89	0.89	0.03	901,291	88
Class S2
06-30-16	14.94	0.03	•	0.10	0.13	—	—	—	—	—	15.07	0.87	1.13	1.06	1.06	0.47	60,336	11
12-31-15	18.31	0.01		(0.08)	(0.07)	0.00 *	3.30	—	3.30	—	14.94	(1.79)	1.14	1.04	1.04	0.08	64,079	27
12-31-14	20.63	(0.01)		1.18	1.17	0.03	3.46	—	3.49	—	18.31	5.84	1.14	1.04	1.04	(0.06)	72,495	143
12-31-13	15.29	0.04		5.43	5.47	0.06	0.07	—	0.13	—	20.63	35.86	1.14	1.04	1.04	0.17	76,836	132
12-31-12	13.43	0.09		1.84	1.93	0.07	—	—	0.07	—	15.29	14.41	1.14	1.04	1.04	0.56	65,198	186
12-31-11	15.13	(0.02)		(1.65)	(1.67)	0.03	—	—	0.03	—	13.43	(11.06)	1.14	1.04	1.04	(0.12)	62,480	88
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-16	25.48	0.17	•	0.08	0.25	—	—	—	—	—	25.73	0.98	1.35	1.25	1.25	1.42	14,861	10
12-31-15	31.49	0.30	•	(0.98)	(0.68)	0.93	4.40	—	5.33	—	25.48	(3.26)	1.39	1.24	1.24	1.05	15,551	19
12-31-14	30.92	0.52	•	2.43	2.95	0.31	2.07	—	2.38	—	31.49	9.72	1.39	1.24	1.24	1.66	16,407	28
12-31-13	23.41	0.25	•	7.55	7.80	0.29	—	—	0.29	—	30.92	33.45	1.39	1.24	1.23	0.92	15,200	28
12-31-12	20.82	0.27	•	2.66	2.93	0.34	—	—	0.34	—	23.41	14.17	1.40	1.25	1.24	1.19	9,405	25
12-31-11	21.62	0.24	•	(0.78)	(0.54)	0.26	—	—	0.26	—	20.82	(2.55)	1.40	1.25	1.24	1.12	9,099	19
Class I
06-30-16	25.68	0.25	•	0.08	0.33	—	—	—	—	—	26.01	1.29	0.65	0.65	0.65	2.03	22,866	10
12-31-15	31.71	0.47	•	(0.98)	(0.51)	1.12	4.40	—	5.52	—	25.68	(2.69)	0.64	0.64	0.64	1.63	23,008	19
12-31-14	31.08	0.68	•	2.48	3.16	0.46	2.07	—	2.53	—	31.71	10.39	0.64	0.64	0.64	2.16	28,264	28
12-31-13	23.50	0.43	•	7.58	8.01	0.43	—	—	0.43	—	31.08	34.23	0.64	0.64	0.63	1.53	24,742	28
12-31-12	20.90	0.41	•	2.66	3.07	0.47	—	—	0.47	—	23.50	14.89	0.65	0.65	0.64	1.80	16,952	25
12-31-11	21.63	0.36	•	(0.77)	(0.41)	0.32	—	—	0.32	—	20.90	(1.96)	0.65	0.65	0.64	1.66	8,679	19
Class S
06-30-16	25.81	0.22	•	0.09	0.31	—	—	—	—	—	26.12	1.20	0.90	0.90	0.90	1.77	425,838	10
12-31-15	31.83	0.40	•	(0.99)	(0.59)	1.03	4.40	—	5.43	—	25.81	(2.93)	0.89	0.89	0.89	1.39	451,452	19
12-31-14	31.19	0.64	•	2.45	3.09	0.38	2.07	—	2.45	—	31.83	10.11	0.89	0.89	0.89	2.04	535,054	28
12-31-13	23.59	0.35	•	7.61	7.96	0.36	—	—	0.36	—	31.19	33.88	0.89	0.89	0.88	1.27	566,801	28
12-31-12	20.98	0.35	•	2.67	3.02	0.41	—	—	0.41	—	23.59	14.56	0.90	0.90	0.89	1.55	460,995	25
12-31-11	21.70	0.31	•	(0.77)	(0.46)	0.26	—	—	0.26	—	20.98	(2.16)	0.90	0.90	0.89	1.43	474,352	19

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio (continued)
Class S2
06-30-16	25.62	0.20	•	0.09	0.29	—	—	—	—	—	25.91	1.13		1.12	1.05	1.05	1.62	37,079	10
12-31-15	31.63	0.36	•	(0.99)	(0.63)	0.98	4.40	—	5.38	—	25.62	(3.10)		1.14	1.04	1.04	1.24	38,764	19
12-31-14	31.00	0.59	•	2.43	3.02	0.32	2.07	—	2.39	—	31.63	9.95		1.14	1.04	1.04	1.89	45,878	28
12-31-13	23.45	0.31	•	7.56	7.87	0.32	—	—	0.32	—	31.00	33.70		1.14	1.04	1.03	1.12	50,774	28
12-31-12	20.85	0.32	•	2.66	2.98	0.38	—	—	0.38	—	23.45	14.41		1.15	1.05	1.04	1.40	45,598	25
12-31-11	21.58	0.28	•	(0.78)	(0.50)	0.23	—	—	0.23	—	20.85	(2.36)		1.15	1.05	1.04	1.28	45,015	19
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-16	12.92	0.04	•	1.22	1.26	—	—	—	—	—	14.18	9.75		1.96	1.86	1.86	0.60	35,810	12
12-31-15	16.63	0.07		(2.56)	(2.49)	0.14	1.08	—	1.22	—	12.92	(16.07	)(a)	2.01	1.86	1.86	0.45	34,072	15
12-31-14	18.39	0.13		0.13	0.26	0.13	1.89	—	2.02	—	16.63	0.47		2.01	1.86	1.86	0.72	42,490	23
12-31-13	20.19	0.07	•	(1.31)	(1.24)	0.12	0.44	—	0.56	—	18.39	(6.07)		2.01	1.86	1.86	0.36	43,996	45
12-31-12	17.48	0.06		3.14	3.20	—	0.49	—	0.49	—	20.19	18.71		2.01	1.86	1.86	0.32	37,375	15
12-31-11	22.36	0.06	•	(4.06)	(4.00)	0.19	0.69	—	0.88	—	17.48	(18.53)		2.01	1.86	1.86	0.30	29,692	19
Class I
06-30-16	13.52	0.08	•	1.28	1.36	—	—	—	—	—	14.88	10.06		1.26	1.26	1.26	1.21	64,375	12
12-31-15	17.36	0.17		(2.68)	(2.51)	0.25	1.08	—	1.33	—	13.52	(15.57	)(a)	1.26	1.26	1.26	1.05	58,250	15
12-31-14	19.10	0.23	•	0.15	0.38	0.23	1.89	—	2.12	—	17.36	1.06		1.26	1.26	1.26	1.22	71,163	23
12-31-13	20.93	0.19	•	(1.35)	(1.16)	0.23	0.44	—	0.67	—	19.10	(5.49)		1.26	1.26	1.26	0.97	136,636	45
12-31-12	18.01	0.17	•	3.24	3.41	—	0.49	—	0.49	—	20.93	19.33		1.26	1.26	1.26	0.84	177,486	15
12-31-11	22.92	0.20	•	(4.19)	(3.99)	0.23	0.69	—	0.92	—	18.01	(18.05)		1.26	1.26	1.26	0.95	227,942	19
Class S
06-30-16	13.45	0.06	•	1.27	1.33	—	—	—	—	—	14.78	9.89		1.51	1.51	1.51	0.95	387,712	12
12-31-15	17.26	0.13	•	(2.66)	(2.53)	0.20	1.08	—	1.28	—	13.45	(15.75	)(a)	1.51	1.51	1.51	0.81	367,861	15
12-31-14	19.00	0.20	•	0.13	0.33	0.18	1.89	—	2.07	—	17.26	0.80		1.51	1.51	1.51	1.06	499,431	23
12-31-13	20.82	0.16		(1.37)	(1.21)	0.17	0.44	—	0.61	—	19.00	(5.74)		1.51	1.51	1.51	0.73	573,548	45
12-31-12	17.95	0.13		3.23	3.36	—	0.49	—	0.49	—	20.82	19.11		1.51	1.51	1.51	0.67	650,690	15
12-31-11	22.85	0.14		(4.17)	(4.03)	0.18	0.69	—	0.87	—	17.95	(18.27)		1.51	1.51	1.51	0.63	570,995	19
Class S2
06-30-16	13.30	0.05	•	1.25	1.30	—	—	—	—	—	14.60	9.77		1.73	1.66	1.66	0.76	16,067	12
12-31-15	17.08	0.10	•	(2.64)	(2.54)	0.16	1.08	—	1.24	—	13.30	(15.91	)(a)	1.76	1.66	1.66	0.65	16,530	15
12-31-14	18.81	0.17	•	0.14	0.31	0.15	1.89	—	2.04	—	17.08	0.73		1.76	1.66	1.66	0.92	22,613	23
12-31-13	20.62	0.11		(1.34)	(1.23)	0.14	0.44	—	0.58	—	18.81	(5.89)		1.76	1.66	1.66	0.58	26,016	45
12-31-12	17.81	0.10		3.20	3.30	—	0.49	—	0.49	—	20.62	18.92		1.76	1.66	1.66	0.51	27,693	15
12-31-11	22.68	0.12		(4.15)	(4.03)	0.15	0.69	—	0.84	—	17.81	(18.40)		1.76	1.66	1.66	0.48	25,577	19
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-16	15.29	0.11	•	0.88	0.99	—	—	—	—	—	16.28	6.47		1.66	1.54	1.54	1.38	66,027	16
12-31-15	16.56	0.15		0.87	1.02	0.28	2.01	—	2.29	—	15.29	5.95		1.71	1.55	1.55	0.90	56,395	27
12-31-14	17.55	0.23	•	0.48	0.71	0.28	1.42	—	1.70	—	16.56	3.87		1.71	1.56	1.56	1.35	55,949	21
12-31-13	15.98	0.20	•	2.74	2.94	0.37	1.00	—	1.37	—	17.55	19.02		1.71	1.56	1.56	1.17	52,318	21
12-31-12	14.84	0.27	•	1.94	2.21	0.28	0.79	—	1.07	—	15.98	15.38		1.71	1.56	1.56	1.69	26,169	28
12-31-11	13.99	0.17	•	1.07	1.24	0.39	—	—	0.39	—	14.84	8.75		1.72	1.57	1.57	1.17	9,740	35
Class R6
05-03-16(5)–06-30-16	16.66	0.05	•	0.38	0.43	—	—	—	—	—	17.09	2.58		0.96	0.94	0.94	1.73	3	16

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Morgan Stanley Global Franchise Portfolio (continued)
Class S
06-30-16	16.02	0.14	•	0.92	1.06	—	—	—	—	—	17.08	6.62	1.21	1.19	1.19	1.71	329,808	16
12-31-15	17.23	0.21	•	0.92	1.13	0.33	2.01	—	2.34	—	16.02	6.36	1.21	1.20	1.20	1.26	319,681	27
12-31-14	18.16	0.30	•	0.50	0.80	0.31	1.42	—	1.73	—	17.23	4.25	1.21	1.21	1.21	1.71	336,350	21
12-31-13	16.44	0.29	•	2.80	3.09	0.37	1.00	—	1.37	—	18.16	19.42	1.21	1.21	1.21	1.67	385,597	21
12-31-12	15.18	0.36	•	1.97	2.33	0.28	0.79	—	1.07	—	16.44	15.79	1.21	1.21	1.21	2.24	364,277	28
12-31-11	14.24	0.28	•	1.02	1.30	0.36	—	—	0.36	—	15.18	9.05	1.22	1.22	1.22	1.83	339,475	35
Class S2
06-30-16	15.90	0.12	•	0.92	1.04	—	—	—	—	—	16.94	6.54	1.43	1.34	1.34	1.55	50,435	16
12-31-15	17.12	0.19	•	0.90	1.09	0.30	2.01	—	2.31	—	15.90	6.17	1.46	1.35	1.35	1.11	50,093	27
12-31-14	18.05	0.28	•	0.50	0.78	0.29	1.42	—	1.71	—	17.12	4.12	1.46	1.36	1.36	1.57	54,169	21
12-31-13	16.34	0.27	•	2.78	3.05	0.34	1.00	—	1.34	—	18.05	19.28	1.46	1.36	1.36	1.53	61,560	21
12-31-12	15.10	0.34	•	1.94	2.28	0.25	0.79	—	1.04	—	16.34	15.53	1.46	1.36	1.36	2.10	59,545	28
12-31-11	14.16	0.26	•	1.01	1.27	0.33	—	—	0.33	—	15.10	8.92	1.47	1.37	1.37	1.72	58,797	35
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-16	25.27	0.12	•	1.13	1.25	—	—	—	—	—	26.52	4.95	1.35	1.25	1.25	0.96	698,439	30
12-31-15	28.02	0.24	•	1.14	1.38	0.28	3.85	—	4.13	—	25.27	4.85	1.39	1.24	1.24	0.89	596,730	67
12-31-14	27.68	0.27	•	2.88	3.15	0.30	2.51	—	2.81	—	28.02	11.78	1.39	1.24	1.24	0.96	457,740	72
12-31-13	24.54	0.19	•	5.00	5.19	0.24	1.81	—	2.05	—	27.68	21.75	1.39	1.24	1.24	0.72	350,643	69
12-31-12	22.46	0.31	•	2.80	3.11	0.33	0.70	—	1.03	—	24.54	14.10	1.40	1.25	1.25	1.30	199,893	76
12-31-11	22.26	0.31	•	0.27	0.58	0.38	—	—	0.38	—	22.46	2.59	1.40	1.25	1.25	1.33	131,571	85
Class I
06-30-16	26.12	0.20	•	1.18	1.38	—	—	—	—	—	27.50	5.28	0.65	0.65	0.65	1.56	1,127,783	30
12-31-15	28.80	0.40		1.18	1.58	0.41	3.85	—	4.26	—	26.12	5.47	0.64	0.64	0.64	1.48	1,027,480	67
12-31-14	28.34	0.43		2.99	3.42	0.45	2.51	—	2.96	—	28.80	12.46	0.64	0.64	0.64	1.55	1,049,730	72
12-31-13	25.04	0.36	•	5.12	5.48	0.37	1.81	—	2.18	—	28.34	22.49	0.64	0.64	0.64	1.31	989,583	69
12-31-12	22.87	0.46	•	2.86	3.32	0.45	0.70	—	1.15	—	25.04	14.78	0.65	0.65	0.65	1.89	652,221	76
12-31-11	22.65	0.45	•	0.27	0.72	0.50	—	—	0.50	—	22.87	3.16	0.65	0.65	0.65	1.91	436,806	85
Class R6
05-03-16(5)–06-30-16	27.00	0.07	•	0.43	0.50	—	—	—	—	—	27.50	1.85	0.65	0.65	0.65	1.56	3	30
Class S
06-30-16	26.13	0.17	•	1.18	1.35	—	—	—	—	—	27.48	5.17	0.90	0.90	0.90	1.31	4,149,090	30
12-31-15	28.82	0.33		1.18	1.51	0.35	3.85	—	4.20	—	26.13	5.18	0.89	0.89	0.89	1.23	4,044,261	67
12-31-14	28.36	0.37		2.97	3.34	0.37	2.51	—	2.88	—	28.82	12.20	0.89	0.89	0.89	1.30	4,122,797	72
12-31-13	25.06	0.29	•	5.12	5.41	0.30	1.81	—	2.11	—	28.36	22.20	0.89	0.89	0.89	1.05	4,002,988	69
12-31-12	22.89	0.40	•	2.86	3.26	0.39	0.70	—	1.09	—	25.06	14.48	0.90	0.90	0.90	1.64	3,379,234	76
12-31-11	22.67	0.39	•	0.27	0.66	0.44	—	—	0.44	—	22.89	2.89	0.90	0.90	0.90	1.66	3,214,571	85
Class S2
06-30-16	25.98	0.15	•	1.16	1.31	—	—	—	—	—	27.29	5.04	1.12	1.05	1.05	1.16	84,048	30
12-31-15	28.67	0.30		1.16	1.46	0.30	3.85	—	4.15	—	25.98	5.06	1.14	1.04	1.04	1.08	87,130	67
12-31-14	28.23	0.33		2.95	3.28	0.33	2.51	—	2.84	—	28.67	12.02	1.14	1.04	1.04	1.15	93,998	72
12-31-13	24.96	0.24	•	5.10	5.34	0.26	1.81	—	2.07	—	28.23	21.98	1.14	1.04	1.04	0.90	92,805	69
12-31-12	22.80	0.36	•	2.86	3.22	0.36	0.70	—	1.06	—	24.96	14.34	1.15	1.05	1.05	1.49	85,723	76
12-31-11	22.58	0.35	•	0.27	0.62	0.40	—	—	0.40	—	22.80	2.73	1.15	1.05	1.05	1.51	77,565	85
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-16	13.03	0.12	•	0.68	0.80	—	—	—	—	—	13.83	6.14	1.35	1.25	1.25	1.81	48,073	17
12-31-15	16.29	0.23		(1.27)	(1.04)	0.26	1.96	—	2.22	—	13.03	(7.24)	1.39	1.24	1.24	1.52	50,413	27
12-31-14	16.60	0.24		0.93	1.17	0.26	1.22	—	1.48	—	16.29	7.13	1.39	1.24	1.24	1.42	62,848	9
12-31-13	13.02	0.17		3.63	3.80	0.21	0.01	—	0.22	—	16.60	29.22	1.39	1.24	1.24	1.22	66,056	12
12-31-12	11.34	0.20		1.70	1.90	0.22	—	—	0.22	—	13.02	16.77	1.40	1.25	1.25	1.71	45,958	14
12-31-11	11.68	0.18	•	(0.32)	(0.14)	0.20	—	—	0.20	—	11.34	(1.18)	1.40	1.25	1.25	1.52	36,348	22

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price Equity Income Portfolio (continued)
Class I
06-30-16	13.20	0.17	•	0.68	0.85	—	—	—	—	—	14.05	6.44		0.65	0.65	0.65	2.51	129,738	17
12-31-15	16.47	0.32	•	(1.28)	(0.96)	0.35	1.96	—	2.31	—	13.20	(6.65)		0.64	0.64	0.64	2.09	90,800	27
12-31-14	16.76	0.35	•	0.94	1.29	0.36	1.22	—	1.58	—	16.47	7.79		0.64	0.64	0.64	2.07	194,078	9
12-31-13	13.13	0.28	•	3.65	3.93	0.29	0.01	—	0.30	—	16.76	30.01		0.64	0.64	0.64	1.83	355,229	12
12-31-12	11.43	0.29	•	1.70	1.99	0.29	—	—	0.29	—	13.13	17.44		0.65	0.65	0.65	2.30	361,913	14
12-31-11	11.77	0.25	•	(0.32)	(0.07)	0.27	—	—	0.27	—	11.43	(0.63)		0.65	0.65	0.65	2.07	353,764	22
Class S
06-30-16	13.22	0.14	•	0.70	0.84	—	—	—	—	—	14.06	6.35		0.90	0.90	0.90	2.15	770,677	17
12-31-15	16.49	0.28	•	(1.28)	(1.00)	0.31	1.96	—	2.27	—	13.22	(6.90)		0.89	0.89	0.89	1.86	758,358	27
12-31-14	16.79	0.30	•	0.94	1.24	0.32	1.22	—	1.54	—	16.49	7.45		0.89	0.89	0.89	1.77	1,013,552	9
12-31-13	13.15	0.24	•	3.66	3.90	0.25	0.01	—	0.26	—	16.79	29.74		0.89	0.89	0.89	1.57	1,113,360	12
12-31-12	11.44	0.26	•	1.71	1.97	0.26	—	—	0.26	—	13.15	17.22		0.90	0.90	0.90	2.05	950,612	14
12-31-11	11.78	0.22		(0.32)	(0.10)	0.24	—	—	0.24	—	11.44	(0.89)		0.90	0.90	0.90	1.84	925,797	22
Class S2
06-30-16	13.08	0.13	•	0.69	0.82	—	—	—	—	—	13.90	6.27		1.12	1.05	1.05	1.99	109,131	17
12-31-15	16.35	0.25		(1.27)	(1.02)	0.29	1.96	—	2.25	—	13.08	(7.08)		1.14	1.04	1.04	1.72	111,098	27
12-31-14	16.66	0.27		0.93	1.20	0.29	1.22	—	1.51	—	16.35	7.31		1.14	1.04	1.04	1.62	131,519	9
12-31-13	13.06	0.21	•	3.63	3.84	0.23	0.01	—	0.24	—	16.66	29.49		1.14	1.04	1.04	1.42	134,882	12
12-31-12	11.37	0.24	•	1.69	1.93	0.24	—	—	0.24	—	13.06	17.01		1.15	1.05	1.05	1.91	102,557	14
12-31-11	11.70	0.19		(0.30)	(0.11)	0.22	—	—	0.22	—	11.37	(0.93)		1.15	1.05	1.05	1.71	82,406	22
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-16	12.73	0.10	•	(0.23)	(0.13)	—	—	—	—	—	12.60	(1.02)		1.49	1.39	1.39	1.66	14,837	18
12-31-15	12.98	0.07	•	(0.24)	(0.17)	0.08	—	—	0.08	—	12.73	(1.36	)(b)	1.50	1.35	1.35	0.49	15,149	43
12-31-14	13.28	0.08		(0.26)	(0.18)	0.12	—	—	0.12	—	12.98	(1.43)		1.52	1.37	1.37	0.62	12,616	48
12-31-13	11.77	0.10	•	1.53	1.63	0.12	—	—	0.12	—	13.28	13.98		1.52	1.37	1.37	0.78	12,693	48
12-31-12	9.95	0.08	•	1.74	1.82	0.00 *	—	—	0.00 *	—	11.77	18.31		1.51	1.36	1.36	0.74	7,625	40
12-31-11	11.75	0.09		(1.52)	(1.43)	0.37	—	—	0.37	—	9.95	(12.63)		1.56	1.41	1.41	0.85	4,128	135
Class I
06-30-16	12.76	0.14	•	(0.23)	(0.09)	—	—	—	—	—	12.67	(0.71)		0.79	0.79	0.79	2.26	37,978	18
12-31-15	12.99	0.16	•	(0.24)	(0.08)	0.15	—	—	0.15	—	12.76	(0.73	)(b)	0.75	0.75	0.75	1.15	39,288	43
12-31-14	13.27	0.17		(0.27)	(0.10)	0.18	—	—	0.18	—	12.99	(0.82)		0.77	0.77	0.77	1.23	50,333	48
12-31-13	11.74	0.17	•	1.52	1.69	0.16	—	—	0.16	—	13.27	14.58		0.77	0.77	0.77	1.37	52,766	48
12-31-12	9.92	0.15	•	1.73	1.88	0.06	—	—	0.06	—	11.74	19.02		0.76	0.76	0.76	1.38	48,992	40
12-31-11	11.70	0.15	•	(1.50)	(1.35)	0.43	—	—	0.43	—	9.92	(12.06)		0.81	0.81	0.81	1.31	51,178	135
Class S
06-30-16	12.71	0.12	•	(0.23)	(0.11)	—	—	—	—	—	12.60	(0.87)		1.04	1.04	1.04	2.00	164,182	18
12-31-15	12.94	0.12		(0.23)	(0.11)	0.12	—	—	0.12	—	12.71	(0.94	)(b)	1.00	1.00	1.00	0.88	171,416	43
12-31-14	13.23	0.12	•	(0.26)	(0.14)	0.15	—	—	0.15	—	12.94	(1.11)		1.02	1.02	1.02	0.94	183,379	48
12-31-13	11.70	0.14	•	1.52	1.66	0.13	—	—	0.13	—	13.23	14.33		1.02	1.02	1.02	1.12	171,747	48
12-31-12	9.88	0.12	•	1.73	1.85	0.03	—	—	0.03	—	11.70	18.76		1.01	1.01	1.01	1.15	171,460	40
12-31-11	11.66	0.14		(1.52)	(1.38)	0.40	—	—	0.40	—	9.88	(12.34)		1.06	1.06	1.06	1.15	157,855	135

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, JPMorgan’ Emerging Markets Equity Index’s total return would have been (16.33)%, (15.82)%, (16.00)% and (16.16)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, T.Rowe Price International Stock’s total return would have been (1.44)%, (0.80)% and (1.10)% for Classes ADV, I and S, respectively.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-five active separate investment series. The nine series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® FMR® Diversified Mid Cap Portfolio* (“FMR® Diversified Mid Cap”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus. Prior to May 1, 2016, Government Liquid Assets was known as “Voya Liquid Assets Portfolio.”

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

*	FMR is a registered service mark of FMR LLC. Used with permission.

Directed Services LLC (“DSL”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the investment adviser to all of the Portfolios except Clarion Global Real Estate. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Clarion Global Real Estate. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” Pursuant to a contract with its affiliate DSL, Voya Investments provides administrative services to those Portfolios advised by DSL. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

On July 23, 2014, the SEC adopted amendments to money market fund regulation, which when implemented may, among other things, require Government Liquid Assets to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Portfolio to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including Government Liquid Assets. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of Government Liquid Assets. The Board has not elected to subject the Portfolio to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets. On November 19, 2015, based on Management’s recommendation, the Board approved revisions to Government Liquid Asset’s principal investment strategies in order for the Portfolio to meet the definition of a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. All changes became effective May 1, 2016.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. For Government Liquid Assets, dividends from net investment income, if any, are declared daily and paid monthly and dividends from net capital gain distributions, at least annually. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2016, the maximum amount of loss that Invesco Growth and Income and T. Rowe Price International Stock would incur if their counterparties failed to perform would be $1,658,853 and $244,672, respectively, which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2016. There was no collateral pledged by any counterparty at June 30, 2016 to either Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2016, Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had a liability position of $80,212, $31,794,031 and $54,997, respectively, on open OTC written options and open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios’ could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by either Portfolio as of June 30, 2016.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

During the period ended June 30, 2016, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements.

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Please refer to the table following the respective Summary Portfolio of Investments for open forward currency contracts at June 30, 2016.

	Buy	Sell
Invesco Growth and Income	$221,326	$52,723,897
T. Rowe Price International Stock	—	4,971,994

I.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2016, T. Rowe Price Capital Appreciation had written equity options to generate income. Please refer to the table following the Summary Portfolio of Investments for open written equity options at June 30, 2016.

Please refer to Note 9 for the volume of written option activity during the period ended June 30, 2016 for T. Rowe Price Capital Appreciation.

J.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2016.

K.  Securities Lending. Certain Portfolios may temporarily loan up to 33-1/3% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Clarion Global Real Estate	$88,182,478	$85,859,653
FMR® Diversified Mid Cap	88,637,742	209,928,691
Invesco Growth and Income	47,932,404	70,460,115
JPMorgan Emerging Markets Equity	55,020,139	58,733,392
Morgan Stanley Global Franchise	65,699,510	71,096,474
T. Rowe Price Capital Appreciation	1,544,394,887	1,474,078,620
T. Rowe Price Equity Income	164,740,601	169,501,140
T. Rowe Price International Stock	37,647,436	43,512,022

NOTE 4 — INVESTMENT MANAGEMENT FEES

Clarion Global Real Estate and T. Rowe Price International Stock have entered into separate investment management agreements (“Management Agreements”) with Voya Investments and DSL, respectively. The Investment Advisers have overall responsibility for the management of their respective Portfolios. The Investment Advisers oversee all investment management and portfolio management services for their respective Portfolios and assist in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. These Management Agreements compensate Voya Investments and DSL with a management fee, computed daily and payable monthly, based on the average daily net assets of each of their respective Portfolios, at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate	0.90% on the first $250 million;
0.875% on the next $250 million;
0.80% on the amount in excess of $500 million
T. Rowe Price International Stock	0.64% on the first $4 billion;
0.63% on the amount in excess of $4 billion

With the exception of the Portfolios in the table above, DSL provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, DSL has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, DSL is also responsible for providing or procuring, at DSL’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays DSL a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(1)	0.35% on the first $200 million;
0.30% on the next $300 million;
0.25% on the amount in excess of $500 million

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
FMR® Diversified Mid Cap	0.65% on the first $800 million;
0.60% on the next $700 million;
0.58% on the amount in excess of $1.5 billion
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million;
0.90% on the next $250 million;
0.75% on the amount in excess of $500 million
Invesco Growth and Income,	0.75% first $750 million;
T. Rowe Price Capital	0.70% on the next $1.25 billion;
Appreciation, and	0.65% on the next $1.5 billion;
T. Rowe Price Equity Income(2)	0.60% on the amount in excess of $3.5 billion

(1)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee.

(2)	The assets of these Portfolios are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee.

Voya Investments or DSL, as applicable, have contractually agreed to waive a portion of the advisory fee for Clarion Global Real Estate(3), Morgan Stanley Global Franchise and T. Rowe Price Equity Income(4). For Clarion Global Real Estate and Morgan Stanley Global Franchise, the waivers were effective in connection with a sub-advisory fee reduction that occurred on May 1, 2009 and July 1, 2015, respectively. The waivers are calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the period ended June 30, 2016, Voya Investments or DSL, as applicable, waived $19,967 and $50,023 for Clarion Global Real Estate and Morgan Stanley Global Franchise, respectively. Termination or modification of these obligations requires approval by the Board.

The Trust and the Investment Advisers have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the respective Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board

(3)	The waiver for Clarion Global Real Estate is limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

(4)	The waiver for T. Rowe Price Equity Income is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedules of T. Rowe Price Equity Income and VY® T. Rowe Price Growth Equity Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved.

or Investment Advisers may determine, each sub-adviser manages each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliate of the adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
FMR® Diversified Mid Cap	Fidelity Management & Research Company
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares. Each Portfolio that offers Class S2 shares has entered into a Rule 12b-1 distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolios. Effective May 1, 2016, the Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of each applicable Portfolio was an annual rate of 0.15%.

Each Portfolio that offers Class ADV shares has a Rule 12b-1 shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and effective May 1, 2016, a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares. Prior to May 1, 2016, the distribution fee on Class ADV shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.15%, so that the actual fee paid by Class ADV shares of each applicable Portfolio was an annual rate of 0.35%.

34

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

The Distributor and DSL have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that Government Liquid Assets will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by DSL and/or the Distributor, as applicable, within three years. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of Government Liquid Assets on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2016, the Distributor and/or DSL waived $59, $318,905 and $500,385 for Classes I, S and S2 of Government Liquid Assets, respectively, of distribution, shareholder servicing and management fees. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

As of June 30, 2016, the amounts of waived fees that are subject to possible recoupment by DSL, and the related expiration dates are as follows:

	June 30,
	2017	2018	2019	Total
Government Liquid Assets	$1,026,244	$834,008	$296,790	$2,157,042

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	T. Rowe Price International Stock	12.55%
Security Life of Denver Insurance Company	Government Liquid Assets	6.06
	JPMorgan Emerging Markets Equity	5.81
Voya Institutional Trust Company	Government Liquid Assets	38.65
	Clarion Global Real Estate	9.52
	FMR® Diversified Mid Cap	10.20
	JPMorgan Emerging Markets Equity	6.54
	Morgan Stanley Global Franchise	15.52
	T. Rowe Price Capital Appreciation	18.39
	T. Rowe Price Equity Income	13.83
	T. Rowe Price International Stock	6.89
Voya Insurance and Annuity Company	Government Liquid Assets	49.71
	Clarion Global Real Estate	27.10
	FMR® Diversified Mid Cap	61.32
	Invesco Growth and Income	76.74
	JPMorgan Emerging Markets Equity	67.88
	Morgan Stanley Global Franchise	83.14
	T. Rowe Price Capital Appreciation	46.96
	T. Rowe Price Equity Income	54.97
	T. Rowe Price International Stock	66.22
Voya Retirement Insurance and Annuity Company	Clarion Global Real Estate	29.83
	FMR® Diversified Mid Cap	23.81
	Invesco Growth and Income	12.82
	JPMorgan Emerging Markets Equity	13.86
	T. Rowe Price Capital Appreciation	26.48
	T. Rowe Price Equity Income	21.32
	T. Rowe Price International Stock	7.17

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

Each Investment Adviser may, at a later date, recoup (unless otherwise stated above) from its respective Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the applicable Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2017	2018	2019	Total
Clarion Global Real Estate	$272,409	$274,210	$214,624	$761,243

The Expense Limitation Agreements are contractual through May 1, 2017, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2016:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Government Liquid Assets	4	$10,997,750	1.36%
Clarion Global Real Estate	1	2,203,000	1.36
FMR® Diversified Mid Cap	1	19,488,000	1.36
T. Rowe Price Capital Appreciation	2	5,282,000	1.37

NOTE 9 — WRITTEN OPTIONS

Transactions in written options on securities for T. Rowe Price Capital Appreciation during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2015	56,595	$16,273,652
Options Written	84,777	18,257,512
Options Terminated in Closing Purchase Transactions	(5,680)	(3,124,772)
Options Expired	(25,088)	(5,657,173)
Balance at 06/30/2016	110,604	$25,749,219

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2016	18,391,519	—	54,374	(23,737,914)	(5,292,021)	18,391,519	—	54,374	(23,737,914)	(5,292,021)
12/31/2015	37,019,658	—	9,905	(34,172,751)	2,856,812	37,019,658	—	9,905	(34,172,751)	2,856,812
Class S
6/30/2016	85,027,237	—	759	(121,296,184)	(36,268,188)	85,027,237	—	759	(121,296,184)	(36,268,188)
12/31/2015	164,027,088	—	58,777	(231,204,890)	(67,119,025)	164,027,088	—	58,777	(231,204,891)	(67,119,026)
Class S2
6/30/2016	78,860,744	—	—	(35,161,467)	43,699,277	78,860,744	—	—	(35,161,467)	43,699,277
12/31/2015	129,167,603	—	30,135	(73,060,453)	56,137,285	129,167,603	—	30,135	(73,060,453)	56,137,285
Clarion Global Real Estate
Class ADV
6/30/2016	90,273	—	—	(163,367)	(73,094)	1,035,858	—	—	(1,875,228)	(839,370)
12/31/2015	371,753	—	69,253	(332,882)	108,124	4,460,387	—	802,419	(3,907,196)	1,355,610
Class I
6/30/2016	2,542,661	—	—	(1,748,403)	794,258	30,804,982	—	—	(21,059,714)	9,745,268
12/31/2015	3,761,147	—	436,895	(3,113,806)	1,084,236	45,541,957	—	5,180,233	(36,981,864)	13,740,326
Class S
6/30/2016	159,957	—	—	(945,012)	(785,055)	1,885,228	—	—	(11,066,853)	(9,181,625)
12/31/2015	877,273	—	385,407	(2,348,909)	(1,086,229)	10,809,148	—	4,550,455	(28,521,958)	(13,162,355)
Class S2
6/30/2016	2,205	—	—	(14,464)	(12,259)	25,086	—	—	(171,144)	(146,058)
12/31/2015	11,252	—	3,307	(32,217)	(17,658)	138,566	—	39,314	(400,057)	(222,177)
FMR® Diversified Mid Cap
Class ADV
6/30/2016	66,663	—	—	(1,746,533)	(1,679,870)	949,727	—	—	(25,161,377)	(24,211,650)
12/31/2015	342,497	—	742,189	(729,534)	355,152	5,971,589	—	11,815,655	(12,586,272)	5,200,972
Class I
6/30/2016	246,933	—	—	(804,763)	(557,830)	3,704,282	—	—	(12,107,055)	(8,402,773)
12/31/2015	855,358	—	1,185,929	(1,189,365)	851,922	15,534,136	—	19,620,442	(20,782,872)	14,371,706
Class S
6/30/2016	135,009	—	—	(4,019,002)	(3,883,993)	1,995,420	—	—	(59,112,046)	(57,116,626)
12/31/2015	787,715	—	8,561,746	(8,592,466)	756,995	14,039,557	—	140,160,239	(150,438,670)	3,761,126
Class S2
6/30/2016	30,035	—	—	(313,985)	(283,950)	440,784	—	—	(4,552,181)	(4,111,397)
12/31/2015	176,663	—	760,385	(607,333)	329,715	3,007,429	—	12,324,579	(10,517,231)	4,814,777
Invesco Growth and Income
Class ADV
6/30/2016	24,377	—	—	(57,286)	(32,909)	602,459	—	—	(1,411,722)	(809,263)
12/31/2015	114,965	—	97,670	(123,199)	89,436	3,393,558	—	2,661,511	(3,722,041)	2,333,028
Class I
6/30/2016	51,749	—	—	(68,781)	(17,032)	1,287,239	—	—	(1,716,473)	(429,234)
12/31/2015	118,267	—	158,194	(271,750)	4,711	3,359,670	—	4,332,935	(8,004,134)	(311,529)
Class S
6/30/2016	139,136	—	—	(1,324,560)	(1,185,424)	3,480,186	—	—	(33,214,238)	(29,734,052)
12/31/2015	445,559	—	3,021,125	(2,782,947)	683,737	12,213,962	—	83,262,207	(82,311,277)	13,164,892
Class S2
6/30/2016	6,390	—	—	(87,998)	(81,608)	160,020	—	—	(2,180,512)	(2,020,492)
12/31/2015	18,380	—	258,846	(214,809)	62,417	529,731	—	7,087,223	(6,431,497)	1,185,457
JPMorgan Emerging Markets Equity
Class ADV
6/30/2016	100,814	—	—	(211,349)	(110,535)	1,324,242	—	—	(2,773,719)	(1,449,477)
12/31/2015	297,054	—	193,989	(409,199)	81,844	4,244,717	—	2,931,172	(6,326,867)	849,022
Class I
6/30/2016	329,776	—	—	(310,769)	19,007	4,457,206	—	—	(4,295,574)	161,632
12/31/2015	461,554	—	336,461	(589,739)	208,276	7,293,917	—	5,305,991	(9,428,126)	3,171,782
Class S
6/30/2016	906,686	—	—	(2,025,946)	(1,119,260)	12,508,030	—	—	(27,197,764)	(14,689,734)
12/31/2015	1,478,348	—	2,163,080	(5,221,456)	(1,580,028)	22,720,549	—	33,960,351	(83,715,670)	(27,034,770)
Class S2
6/30/2016	23,448	—	—	(166,157)	(142,709)	319,611	—	—	(2,272,079)	(1,952,468)
12/31/2015	61,634	—	95,657	(238,545)	(81,254)	924,131	—	1,485,562	(3,885,059)	(1,475,366)

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Morgan Stanley Global Franchise
Class ADV
6/30/2016	462,732	—	—	(94,523)	368,209	7,281,534	—	—	(1,460,594)	5,820,940
12/31/2015	263,101	—	487,145	(440,470)	309,776	4,219,439	—	7,584,848	(7,054,318)	4,749,969
Class R6
5/3/2016(1)– 6/30/2016	178	—	—	—	178	3,000	—	—	—	3,000
Class S
6/30/2016	743,227	—	—	(1,392,445)	(649,218)	12,072,077	—	—	(22,304,958)	(10,232,881)
12/31/2015	960,458	—	2,567,260	(3,084,970)	442,748	16,016,563	—	41,794,999	(52,697,006)	5,114,556
Class S2
6/30/2016	7,169	—	—	(180,862)	(173,693)	115,794	—	—	(2,928,374)	(2,812,580)
12/31/2015	48,431	—	416,923	(478,555)	(13,201)	822,706	—	6,741,653	(8,097,397)	(533,038)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2016	3,245,693	—	—	(526,003)	2,719,690	82,898,738	—	—	(13,256,637)	69,642,101
12/31/2015	4,882,254	—	2,969,153	(568,122)	7,283,285	130,677,803	—	75,938,016	(14,966,030)	191,649,789
Class I
6/30/2016	3,830,626	—	—	(2,152,245)	1,678,381	101,824,891	—	—	(56,576,348)	45,248,543
12/31/2015	5,495,052	—	5,611,029	(8,213,805)	2,892,276	155,946,907	—	148,576,829	(233,427,954)	71,095,782
Class R6
5/3/2016(1)– 6/30/2016	111	—	—	—	111	3,000	—	—	—	3,000
Class S
6/30/2016	2,704,037	—	—	(6,454,850)	(3,750,813)	71,285,626	—	—	(168,575,641)	(97,290,015)
12/31/2015	5,240,639	—	21,758,906	(15,292,587)	11,706,958	144,728,032	—	575,817,389	(433,001,086)	287,544,335
Class S2
6/30/2016	78,873	—	—	(353,407)	(274,534)	2,073,666	—	—	(9,247,966)	(7,174,300)
12/31/2015	209,793	—	477,993	(611,864)	75,922	5,716,776	—	12,564,713	(17,161,333)	1,120,156
T. Rowe Price Equity Income
Class ADV
6/30/2016	170,219	—	—	(563,402)	(393,183)	2,267,291	—	—	(7,381,234)	(5,113,943)
12/31/2015	330,800	—	571,045	(890,932)	10,913	4,919,514	—	8,031,357	(13,048,115)	(97,244)
Class I
6/30/2016	3,770,371	—	—	(1,417,688)	2,352,683	52,256,255	—	—	(19,120,187)	33,136,068
12/31/2015	763,441	—	1,724,295	(7,391,499)	(4,903,763)	11,551,608	—	24,666,920	(100,719,542)	(64,501,014)
Class S
6/30/2016	1,957,968	—	—	(4,498,398)	(2,540,430)	26,850,138	—	—	(59,747,067)	(32,896,929)
12/31/2015	997,663	—	8,843,742	(13,931,545)	(4,090,140)	14,830,976	—	126,299,408	(208,001,037)	(66,870,653)
Class S2
6/30/2016	134,089	—	—	(775,477)	(641,388)	1,781,393	—	—	(10,279,768)	(8,498,375)
12/31/2015	283,622	—	1,213,542	(1,049,545)	447,619	4,100,340	—	17,138,282	(15,855,332)	5,383,290
T. Rowe Price International Stock
Class ADV
6/30/2016	81,956	—	—	(94,551)	(12,595)	1,010,579	—	—	(1,174,435)	(163,856)
12/31/2015	336,122	—	6,501	(125,186)	217,437	4,574,610	—	91,277	(1,664,942)	3,000,945
Class I
6/30/2016	50,344	—	—	(131,439)	(81,095)	629,391	—	—	(1,625,987)	(996,596)
12/31/2015	251,348	—	40,580	(1,088,619)	(796,691)	3,500,093	—	569,331	(14,740,701)	(10,671,277)
Class S
6/30/2016	545,500	—	—	(1,004,940)	(459,440)	6,843,569	—	—	(12,373,711)	(5,530,142)
12/31/2015	2,580,708	—	125,601	(3,390,556)	(684,247)	35,578,271	—	1,757,160	(44,337,311)	(7,001,880)

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:

FMR® Diversified Mid Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$291,081	$(291,081)	$—
BNP Paribas Prime Brokerage, Inc.	326,498	(326,498)	—
Goldman, Sachs & Co.	145,836	(145,836)	—
HSBC Bank PLC	1,001,130	(1,001,130)	—
JP Morgan Clearing Corp	1,466,288	(1,466,288)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,846,713	(2,846,713)	—
Morgan Stanley & Co. LLC	1,635,969	(1,635,969)	—
National Financial Services LLC	927,458	(927,458)	—
Natixis Securities America LLC	69,450	(69,450)	—
Nomura Securities International, Inc.	2,338,627	(2,338,627)	—
RBC Capital Markets, LLC	975,683	(975,683)	—
RBC Dominion Securities Inc	3,413,738	(3,413,738)	—
Scotia Capital (USA) INC	3,006,953	(3,006,953)	—
SG Americas Securities, LLC	335,094	(335,094)	—
UBS Securities LLC.	17,209	(17,209)	—
Total	$18,797,725	$(18,797,725)	$—

(1)	Collateral with a fair value of $19,319,089 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$4,523,723	$(4,523,723)	$—
Merrill Lynch International	8,019	(8,019)	—
Mizuho Securities USA Inc.	43,450	(43,450)	—
Nomura Securities International, Inc.	484,261	(484,261)	—
Total	$5,059,453	$(5,059,453)	$—

(1)	Collateral with a fair value of $5,169,430 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$15,927	$(15,927)	$—
Barclays Capital Inc.	882,943	(882,943)	—
Credit Suisse Securities (USA) LLC	1,234,091	(1,234,091)	—
Deutsche Bank, AG	2,151,729	(2,151,729)	—
Goldman, Sachs & Co.	1,743,786	(1,743,786)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	144,872	(144,872)	—
Morgan Stanley & Co. LLC	1,942,638	(1,942,638)	—
Scotia Capital (USA) INC	2,930,880	(2,930,880)	—
UBS Securities LLC.	20,696	(20,696)	—
Total	$11,067,562	$(11,067,562)	$—

(1)	Collateral with a fair value of $11,469,262 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$635,173	$(635,173)	$—
Citigroup Global Markets Inc.	1,889,167	(1,889,167)	—
Credit Suisse Securities (USA) LLC	448,468	(448,468)	—
JP Morgan Clearing Corp	107,510	(107,510)	—
Jefferies LLC	1,087,452	(1,087,452)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	5,676,903	(5,676,903)	—
RBC Capital Markets, LLC	131,247	(131,247)	—
UBS Securities LLC.	52,421	(52,421)	—
Total	$10,028,341	$(10,028,341)	$—

(1)	Collateral with a fair value of $10,278,517 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

39

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

T. Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$10,973,803	$(10,973,803)	$—
Total	$10,973,803	$(10,973,803)	$—

(1)	Collateral with a fair value of $11,220,001 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price International Stock
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co.	$1,681,040	$(1,681,040)	$—
JP Morgan Clearing Corp	772,651	(772,651)	—
JP Morgan Securities, Plc.	630,172	(630,172)	—
Jefferies LLC	114,072	(114,072)	—
Nomura International PLC	1,229,011	(1,229,011)	—
Nomura Securities International, Inc.	497,062	(497,062)	—
UBS Securities LLC.	772,428	(772,428)	—
Total	$5,696,436	$(5,696,436)	$—

(1)	Collateral with a fair value of $5,939,489 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2016, T. Rowe Price Capital Appreciation had the following unfunded loan commitments:

Loan	Unfunded Commitments	Unrealized Appreciation at 6/30/16*	Unrealized Depreciation at 6/30/16*
Yum! Brands Inc	$16,000,000	$238	$—
Hilton Worldwide	1,850,000	5,750	—
HUB International Ltd	4,515,248	—	42,075
	$22,365,248	$5,988	$42,075

*	Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Portfolio’s Statement of Assets and Liabilities and Statement of Operations.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment: temporary differences are not reclassified Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$55,133	$92,552	$6,265
Clarion Global Real Estate	—	10,572,421	—
FMR® Diversified Mid Cap	—	56,671,308	127,249,607
Invesco Growth and Income	—	21,295,992	76,047,884
JPMorgan Emerging Markets Equity	—	6,731,383	36,951,693
Morgan Stanley Global Franchise	—	8,759,928	47,361,572
T. Rowe Price Capital Appreciation	—	245,704,899	567,192,048
T. Rowe Price Equity Income	—	24,229,841	151,906,126
T. Rowe Price International Stock	—	2,417,768	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated

40

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Government Liquid Assets	$179,372	$3,767	$—	$—	—	—
Clarion Global Real Estate	3,058,537	—	66,458,676	(30,959,144)	Short-term	2016
				(138,763,608)	Short-term	2017
				(9,567,152)	Short-term	2018
				$(79,289,904)
FMR® Diversified Mid Cap	6,971,497	66,538,804	36,600,827	—	—	—
Invesco Growth and Income	11,595,141	55,277,377	82,471,560	—	—	—
JPMorgan Emerging Markets Equity	5,887,962	—	(39,024,295)	(2,054,736)	Short-term	None
				(14,564,227)	Long-term	None
				$(16,618,963)
Morgan Stanley Global Franchise	5,360,307	35,235,938	70,649,019	—	—	—
T. Rowe Price Capital Appreciation	168,477,733	368,013,620	377,538,082	—	—	—
T. Rowe Price Equity Income	3,185,106	105,951,945	158,549,935	(2,390,465)	Short-term	2016
				(620,380)	Short-term	2017
				(162,382)	Short-term	2018
				$(3,173,227)*
T. Rowe Price International Stock	3,160,710	—	1,549,455	(22,000,211)	Short-term	2016
				(82,466,488)	Short-term	2017
				$(104,466,699)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal. Arizona state, and Massachusetts state.

As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 14 — LITIGATION

On September 24, 2012, T. Rowe Price Equity Income (the “Subject Fund”), was officially served and included as a shareholder defendant (“Shareholder Defendant”) in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al., (the “Fitzsimons Action” and/or the “Actual Fraudulent Action”). The Fitzsimons Action is part of the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”). In the Fitzsimons Action, the plaintiff alleges that the Tribune Company acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of the company through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the plaintiff must prove that the Tribune Company — not the Subject Fund — acted with actual fraudulent intent when it redeemed its shares. With regard to the Subject Fund, the plaintiff need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering their shares is not a defense to the plaintiff’s actual fraud claim.

In addition to the Fitzsimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the Fitzsimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO

41

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 14 — LITIGATION (continued)

rendered the Tribune Company insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases be transferred to the Southern District of New York (the “New York Court”).

On November 6, 2012, the defendant submitted a threshold motion to dismiss the State Law Constructive Fraudulent Transfer Cases, which was granted on September 23, 2013, meaning that the State Law Constructive Fraudulent Transfer Cases cannot go forward unless successfully appealed. Before the State Law Constructive Fraudulent Transfer Cases were dismissed, the threshold for defendants in the case was set at $100,000. On December 20, 2013, the plaintiffs in the State Law Constructive Fraudulent Transfer Cases filed their appeal of the motion to dismiss with the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. In reaching its determination, the Second Circuit held that section 546(e) of the Bankruptcy Code barred the creditor state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit. Under the Second Circuit’s rules, the defendants do not respond to the motion unless directed to by the Court. As of June 16, 2016, the Second Circuit has not responded to the plaintiffs’ motion. We note that if the Second Circuit denies the motion for rehearing, the plaintiffs are likely to seek certiorari in the Supreme Court.

Procedural History of the Fitzsimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the Fitzsimons Action was transferred to the New York Court for pre-trial purposes. On November 20, 2013, the judge entered an order stating the Fitzsimons Action; would remain with the New York Court. On May 23, 2014, a Motion to Dismiss the Fitzsimons Action, as it applies to the Subject Fund, was filed. On July 3, 2014, a reply to the Motion in Opposition was filed. In late September 2015, the plaintiffs wrote to the judge asking him to lift the current stay on discovery so that they could take written discovery from certain defendants (not the shareholders). On October 15, 2015, the judge denied the plaintiffs’ request on the grounds that he “intends to issue opinions resolving several of the pending motions to dismiss shortly.” As of June 16, 2016, a decision on the Motion to Dismiss has not yet been issued.

If the Motion to Dismiss is granted, the Subject Fund will no longer be a defendant in the Fitzsimons Action.

Potential Exposure

For the Subject Fund, if the Motion to Dismiss in the Fitzsimons Action is denied, or if the plaintiffs obtain further review of the dismissal of the State Law Constructive Fraudulent Transfer Cases (either through rehearing in the Second Circuit or certiorari in the Supreme Court), and the decision is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400).

The Subject Fund believes the claims raised in the actions are without merit and intends to vigorously defend against them.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2016, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains		Payable Date	Record Date
Government Liquid Assets
Class I	$—	$0.0002	$0.0000	*	July 15, 2016	July 13, 2016
Class S	$—	$0.0002	$0.0000	*	July 15, 2016	July 13, 2016
Class S2	$—	$0.0002	$0.0000	*	July 15, 2016	July 13, 2016
Class I	$0.0001	$—	$—		August 1, 2016	Daily
Class S	$—	$—	$—		August 1, 2016	Daily
Class S2	$—	$—	$—		August 1, 2016	Daily
Clarion Global Real Estate
Class ADV	$0.0533	$—	$—		July 15, 2016	July 13, 2016
Class I	$0.1268	$—	$—		July 15, 2016	July 13, 2016
Class S	$0.0925	$—	$—		July 15, 2016	July 13, 2016
Class S2	$0.0696	$—	$—		July 15, 2016	July 13, 2016

42

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 15 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
FMR® Diversified Mid Cap
Class ADV	$0.0137	$0.1094	$1.1996	July 15, 2016	July 13, 2016
Class I	$0.0137	$0.1094	$1.1996	July 15, 2016	July 13, 2016
Class S	$0.0137	$0.1094	$1.1996	July 15, 2016	July 13, 2016
Class S2	$0.0137	$0.1094	$1.1996	July 15, 2016	July 13, 2016
Invesco Growth and Income
Class ADV	$0.5190	$—	$2.8984	July 15, 2016	July 13, 2016
Class I	$0.6868	$—	$2.8984	July 15, 2016	July 13, 2016
Class S	$0.6105	$—	$2.8984	July 15, 2016	July 13, 2016
Class S2	$0.5681	$—	$2.8984	July 15, 2016	July 13, 2016
JPMorgan Emerging Markets Equity
Class ADV	$0.1220	$—	$—	July 15, 2016	July 13, 2016
Class I	$0.2151	$—	$—	July 15, 2016	July 13, 2016
Class S	$0.1725	$—	$—	July 15, 2016	July 13, 2016
Class S2	$0.1420	$—	$—	July 15, 2016	July 13, 2016
Morgan Stanley Global Franchise
Class ADV	$0.1650	$0.0071	$1.3401	July 15, 2016	July 13, 2016
Class R6	$0.2491	$0.0071	$1.3401	July 15, 2016	July 13, 2016
Class S	$0.2065	$0.0071	$1.3401	July 15, 2016	July 13, 2016
Class S2	$0.1784	$0.0071	$1.3401	July 15, 2016	July 13, 2016
T. Rowe Price Capital Appreciation
Class ADV	$0.0493	$0.7111	$1.6608	July 15, 2016	July 13, 2016
Class I	$0.0493	$0.7111	$1.6608	July 15, 2016	July 13, 2016
Class R6	$0.0493	$0.7111	$1.6608	July 15, 2016	July 13, 2016
Class S	$0.0493	$0.7111	$1.6608	July 15, 2016	July 13, 2016
Class S2	$0.0493	$0.7111	$1.6608	July 15, 2016	July 13, 2016
T. Rowe Price Equity Income
Class ADV	$0.0425	$—	$1.4131	July 15, 2016	July 13, 2016
Class I	$0.0425	$—	$1.4131	July 15, 2016	July 13, 2016
Class S	$0.0425	$—	$1.4131	July 15, 2016	July 13, 2016
Class S2	$0.0425	$—	$1.4131	July 15, 2016	July 13, 2016
T. Rowe Price International Stock
Class ADV	$0.1430	$—	$—	July 15, 2016	July 13, 2016
Class I	$0.2185	$—	$—	July 15, 2016	July 13, 2016
Class S	$0.1816	$—	$—	July 15, 2016	July 13, 2016

*	Amount rounds to $0.0000

Reorganization: On March 18, 2016, the Board approved a proposal to reorganize VY® Fidelity® VIP Equity-Income Portfolio, which is not included in this report (the “Disappearing Portfolio”) with and into Invesco Growth and Income (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on August 9, 2016. The Reorganization will take place on or about August 26, 2016.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

43

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Investment Type Allocation
as of June 30, 2016
(as a percentage of net assets)

U.S. Government Agency Debt	37.3%
U.S. Treasury Debt	24.5%
Investment Companies	9.0%
U.S. Treasury Repurchase Agreement	7.6%
Assets in Excess of Other Liabilities	21.6%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

Investment Companies: 9.0%
45,000,000		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.292%, due 07/01/16	$45,000,000	4.6
41,000,000		Goldman Sachs Financial Square Government Fund — Institutional Shares, 0.296%, due 07/01/16	41,000,000	4.1
3,000,000		Morgan Stanley Institutional Liquidity Funds — Government Portfolio, 0.268%, due 07/01/16	3,000,000	0.3

		Total Investment Companies (Cost $89,000,000)	89,000,000	9.0

U.S. Government Agency Debt: 37.3%
2,000,000		Fannie Mae Discount Notes, 0.285%, due 08/10/16	1,999,378	0.2
3,928,000		Fannie Mae Discount Notes, 0.289%, due 08/01/16	3,927,038	0.4
1,700,000		Fannie Mae Discount Notes, 0.306%, due 09/06/16	1,699,051	0.2
1,500,000		Fannie Mae Discount Notes, 0.357%, due 09/19/16	1,498,833	0.1
3,750,000		Fannie Mae Discount Notes, 0.423%, due 11/14/16	3,744,121	0.4
1,000,000	Z	Fannie Mae Discount Notes,due 09/02/16	999,300	0.1
4,473,000		Fannie Mae, 0.375%, due 07/05/16	4,473,031	0.4
4,200,000		Fannie Mae, 0.468%, due 07/20/17	4,199,553	0.4
1,508,000		Fannie Mae, 0.625%, due 08/26/16	1,508,552	0.1
4,150,000		Fannie Mae, 1.250%, due 09/28/16	4,158,100	0.4
650,000		Fannie Mae, 1.375%, due 11/15/16	651,956	0.1

U.S. Government Agency Debt: (continued)
387,000		Fannie Mae, 5.375%, due 06/12/17	$403,855	0.0
1,700,000		Federal Farm Credit Banks, 0.404%, due 02/21/17	1,699,680	0.2
17,000,000		Federal Farm Credit Banks, 0.414%, due 04/03/17	16,993,675	1.7
48,500,000		Federal Farm Credit Banks, 0.450%, due 10/21/16	48,499,997	4.9
38,000,000		Federal Farm Credit Banks, 0.460%, due 12/19/16	38,001,789	3.9
20,000,000		Federal Farm Credit Banks, 0.490%, due 03/22/17	20,002,194	2.0
1,250,000		Federal Farm Credit Banks, 0.500%, due 07/03/17	1,249,238	0.1
2,000,000		Federal Farm Credit Banks, 0.730%, due 06/19/17	1,998,267	0.2
5,650,000		Federal Farm Credit Discount Notes, 0.521%, due 12/27/16	5,635,672	0.6
11,500,000		Federal Farm Credit Discount Notes, 0.593%, due 02/22/17	11,456,274	1.2
3,000,000		Federal Farm Credit Discount Notes, 0.650%, due 02/03/17	2,988,427	0.3
20,000,000		Federal Home Loan Bank Discount Notes, 0.346%, due 08/05/16	19,993,389	2.0
11,000,000		Federal Home Loan Bank Discount Notes, 0.418%, due 09/14/16	10,990,604	1.1
14,500,000		Federal Home Loan Bank Discount Notes, 0.630%, due 12/05/16	14,460,794	1.5
700,000	Z	Federal Home Loan Bank Discount Notes, due 10/03/16	699,159	0.1
134,000	Z	Federal Home Loan Bank Discount Notes, due 08/29/16	133,901	0.0
14,250,000		Federal Home Loan Banks, 0.405%, due 11/10/16	14,249,489	1.4
1,800,000		Federal Home Loan Banks, 0.443%, due 01/27/17	1,800,000	0.2
5,500,000		Federal Home Loan Banks, 0.467%, due 06/01/17	5,500,000	0.6
11,500,000		Federal Home Loan Banks, 0.477%, due 03/01/17	11,500,000	1.2
5,750,000		Federal Home Loan Banks, 0.481%, due 05/16/17	5,748,568	0.6
2,500,000		Federal Home Loan Banks, 2.000%, due 09/09/16	2,507,409	0.3

See Accompanying Notes to Financial Statements

44

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. Government Agency Debt: (continued)
450,000	Federal Home Loan Mortgage Corp., 0.452%, due 01/13/17	$450,083	0.0
1,600,000	Federal Home Loan Mortgage Corp., 0.493%, due 04/27/17	1,600,652	0.2
2,800,000	Freddie Mac Discount Notes, 0.333%, due 08/19/16	2,798,756	0.3
3,500,000	Freddie Mac Discount Notes, 0.357%, due 09/13/16	3,497,482	0.4
6,350,000	Freddie Mac Discount Notes, 0.403%, due 10/17/16	6,342,475	0.6
14,250,000	Freddie Mac Discount Notes, 0.459%, due 11/25/16	14,223,816	1.4
13,500,000	Freddie Mac Discount Notes, 0.459%, due 12/14/16	13,471,988	1.4
18,000,000	Freddie Mac Discount Notes, 0.469%, due 09/15/16	17,982,520	1.8
28,500,000	Freddie Mac Discount Notes, 0.490%, due 10/04/16	28,463,900	2.9
5,900,000	Freddie Mac Discount Notes, 0.498%, due 10/03/16	5,892,481	0.6
550,000	Freddie Mac Discount Notes, 0.511%, due 01/05/17	548,564	0.1
4,500,000	Freddie Mac Discount Notes, 0.510%, due 12/01/16	4,490,438	0.5
2,030,000	Freddie Mac, 2.000%, due 08/25/16	2,034,814	0.2

	Total U.S. Government Agency Debt (Cost $367,169,263)	367,169,263	37.3

U.S. Treasury Debt: 24.5%
161,500,000	United States Treasury Bill, 0.271%,due 09/29/16	161,392,507	16.4
51,500,000	United States Treasury Floating Rate Note, 0.334%, due 04/30/17	51,499,372	5.2

U.S. Treasury Debt: (continued)
5,750,000	United States Treasury Floating Rate Note, 0.337%, due 07/31/17	$5,750,377	0.6
23,000,000	United States Treasury Note, 1.000%, due 10/31/16	23,048,867	2.3

	Total U.S. Treasury Debt (Cost $241,691,123)	241,691,123	24.5

U.S. Treasury Repurchase Agreement: 7.6%
74,787,000	Deutsche Bank Repurchase Agreement dated 6/30/2016, 0.400%, due 7/1/16, $74,787,831 to be received upon repurchase (Collateralized by $73,185,100, Note, 1.875%, Market Value plus accrued interest $76,282,807 due 10/31/22), 0.400%, due 07/01/16	74,787,000	7.6

	Total U.S. Treasury Repurchase Agreement (Cost $74,787,000)	74,787,000	7.6

	Total Investments in Securities (Cost $772,647,386)	$772,647,386	78.4
	Assets in Excess of Other Liabilities	212,248,983	21.6
	Net Assets	$984,896,369	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

See Accompanying Notes to Financial Statements

45

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
U.S. Treasury Debt	$—	$241,691,123	$—	$241,691,123
U.S. Treasury Repurchase Agreement	—	74,787,000	—	74,787,000
Investment Companies	89,000,000	—	—	89,000,000
U.S. Government Agency Debt	—	367,169,263	—	367,169,263
Total Investments, at fair value	$89,000,000	$683,647,386	$—	$772,647,386

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2016:

Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$74,787,000	$(74,787,000)	$—
Totals	$74,787,000	$(74,787,000)	$—

(1)	Collateral with a fair value of $76,282,807 has been pledged in connection with the above repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

46

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

United States	57.3%
Japan	13.2%
France	7.2%
Australia	6.9%
Hong Kong	5.7%
United Kingdom	4.9%
Germany	2.7%
Netherlands	0.9%
Sweden	0.5%
Spain	0.2%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 99.5%
	Australia: 6.9%
526,364	GPT Group	$2,140,541	0.6
2,948,563	Mirvac Group	4,484,317	1.3
2,236,601	Scentre Group	8,284,291	2.3
1,470,444	Vicinity Centres	3,668,542	1.0
742,555	Westfield Corp.	5,964,716	1.7
		24,542,407	6.9

	France: 7.2%
35,430	Gecina S.A.	4,798,951	1.4
213,703	Klepierre	9,429,740	2.6
38,934	Unibail-Rodamco SE	10,072,038	2.8
18,348	Other Securities	1,289,326	0.4
		25,590,055	7.2

	Germany: 2.7%
79,974	LEG Immobilien AG	7,483,072	2.1
64,001	Other Securities	2,249,497	0.6
		9,732,569	2.7

	Hong Kong: 5.7%
672,000	Cheung Kong Property Holdings Ltd.	4,234,038	1.2
1,233,500	Link REIT	8,434,928	2.4
578,100	Sun Hung Kai Properties Ltd.	6,977,025	1.9
121,000	Other Securities	683,501	0.2
		20,329,492	5.7

COMMON STOCK: (continued)
	Japan: 13.2%
3,268	Japan Retail Fund Investment Corp.	$8,344,732	2.4
560	Kenedix Office Investment Corp.	3,337,548	0.9
427,319	Mitsubishi Estate Co., Ltd.	7,838,224	2.2
347,682	Mitsui Fudosan Co., Ltd.	7,979,575	2.2
1,712	Mori Hills REIT Investment Corp.	2,687,866	0.8
2,216	Nippon Prologis REIT, Inc.	5,413,633	1.5
1,876	Orix JREIT, Inc.	3,230,820	0.9
92,000	Sumitomo Realty & Development Co., Ltd.	2,494,798	0.7
15,017	Other Securities	5,711,800	1.6
		47,038,996	13.2

	Netherlands: 0.9%
352,242	Other Securities	3,177,751	0.9

	Spain: 0.2%
77,280	Other Securities	904,079	0.2

	Sweden: 0.5%
106,027	Other Securities	1,664,144	0.5

	United Kingdom: 4.9%
255,636	Great Portland Estates PLC	2,139,798	0.6
655,729	Land Securities Group PLC	9,124,831	2.5
779,274	Other Securities	6,349,066	1.8
		17,613,695	4.9

	United States: 57.3%
32,100	Alexandria Real Estate Equities, Inc.	3,322,992	0.9
58,325	AvalonBay Communities, Inc.	10,521,247	3.0
86,030	CubeSmart	2,656,606	0.7
77,225	DCT Industrial Trust, Inc.	3,709,889	1.0
290,700	DDR Corp.	5,273,298	1.5
76,561	Digital Realty Trust, Inc.	8,344,383	2.3
185,100	Equity Residential	12,749,688	3.6
138,300	Gaming and Leisure Properties, Inc.	4,768,584	1.3
396,182	General Growth Properties, Inc.	11,814,147	3.3
93,400	Healthcare Realty Trust, Inc.	3,268,066	0.9
109,791	Healthcare Trust of America, Inc.	3,550,641	1.0
49,720	Highwoods Properties, Inc.	2,625,216	0.7
303,721	Host Hotels & Resorts, Inc.	4,923,317	1.4
81,600	Kilroy Realty Corp.	5,409,264	1.5
314,100	Kimco Realty Corp.	9,856,458	2.8
94,929	Pebblebrook Hotel Trust	2,491,886	0.7

See Accompanying Notes to Financial Statements

47

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United States: (continued)
193,597	ProLogis, Inc.	$9,493,997	2.7
43,944	Public Storage, Inc.	11,231,647	3.1
54,600	Regency Centers Corp.	4,571,658	1.3
94,071	Simon Property Group, Inc.	20,404,000	5.7
86,000	SL Green Realty Corp.	9,156,420	2.6
485,602	Spirit Realty Capital, Inc.	6,201,138	1.7
64,900	Sun Communities, Inc.	4,973,936	1.4
215,938	Sunstone Hotel Investors, Inc.	2,606,372	0.7
160,975	UDR, Inc.	5,943,197	1.7
631,500	VEREIT, Inc.	6,403,410	1.8
89,531	Vornado Realty Trust	8,963,844	2.5
177,000	Welltower, Inc.	13,482,090	3.8
236,127	Other Securities	5,920,764	1.7
		204,638,155	57.3

	Total Common Stock (Cost $255,063,491)	355,231,343	99.5

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,973,707	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $3,973,707)	3,973,707	1.1

	Total Short-Term Investments (Cost $3,973,707)	3,973,707	1.1

	Total Investments in Securities (Cost $259,037,198)	$359,205,050	100.6
	Liabilities in Excess of Other Assets	(2,145,131)	(0.6)
	Net Assets	$357,059,919	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2016.
Cost for federal income tax purposes is $277,203,569.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$98,273,290
Gross Unrealized Depreciation	(16,271,809)
Net Unrealized Appreciation	$82,001,481

REIT Diversification	Percentage of Net Assets
Retail REITs	30.9%
Diversified REITs	13.1
Office REITs	13.2
Specialized REITs	10.5
Residential REITs	10.3
Diversified Real Estate Activities	8.6
Industrial REITs	4.7
Real Estate Operating Companies	3.2
Hotels, Resorts & Cruise Lines	2.7
Real Estate Services	2.0
Real Estate Development	0.3
Assets in Excess of Other Liabilities*	0.5
Net Assets	100.0%

*	Includes short-term investments.

See Accompanying Notes to Financial Statements

48

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$24,542,407	$—	$24,542,407
France	—	25,590,055	—	25,590,055
Germany	—	9,732,569	—	9,732,569
Hong Kong	—	20,329,492	—	20,329,492
Japan	—	47,038,996	—	47,038,996
Netherlands	—	3,177,751	—	3,177,751
Spain	—	904,079	—	904,079
Sweden	—	1,664,144	—	1,664,144
United Kingdom	—	17,613,695	—	17,613,695
United States	204,638,155	—	—	204,638,155
Total Common Stock	204,638,155	150,593,188	—	355,231,343
Short-Term Investments	$3,973,707	$—	$—	$3,973,707
Total Investments, at fair value	$208,611,862	$150,593,188	$—	$359,205,050

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

49

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Information Technology	24.1%
Financials	19.4%
Consumer Discretionary	15.2%
Industrials	13.8%
Health Care	13.3%
Materials	3.9%
Energy	3.3%
Consumer Staples	1.7%
Utilities	1.1%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.7%
		Consumer Discretionary: 15.2%
72,800		DineEquity, Inc.	$6,171,984	0.7
134,302	@	G-III Apparel Group Ltd.	6,140,288	0.7
251,573		Interpublic Group of Cos., Inc.	5,811,336	0.7
142,600		Lennar Corp. — Class A	6,573,860	0.8
4,163	@	NVR, Inc.	7,411,555	0.9
360,200		Pulte Group, Inc.	7,020,298	0.8
52,800		PVH Corp.	4,975,344	0.6
86,022		Wyndham Worldwide Corp.	6,127,347	0.7
2,086,059		Other Securities(a)	78,927,939	9.3
			129,159,951	15.2

		Consumer Staples: 1.7%
52,032		Dr Pepper Snapple Group, Inc.	5,027,852	0.6
301,255		Other Securities	9,511,378	1.1
			14,539,230	1.7

		Energy: 3.3%
181,900		Suncor Energy, Inc.	5,046,090	0.6
594,474		Other Securities(a)	23,115,428	2.7
			28,161,518	3.3

		Financials: 19.3%
71,600		Aflac, Inc.	5,166,656	0.6
229,186	@	CBRE Group, Inc.	6,068,845	0.7
307,849	@	Essent Group Ltd.	6,714,187	0.8
173,900		First American Financial Corp.	6,994,258	0.8
186,100		Invesco Ltd.	4,752,994	0.6

COMMON STOCK: (continued)
		Financials: (continued)
41,500		M&T Bank Corp.	$4,906,545	0.6
74,101		Marsh & McLennan Cos., Inc.	5,072,954	0.6
68,435		Reinsurance Group of America, Inc.	6,637,511	0.8
89,699		S&P Global, Inc.	9,621,115	1.1
958,000	@	SLM Corp.	5,920,440	0.7
4,016,650		Other Securities(a)	102,093,079	12.0
			163,948,584	19.3

		Health Care: 13.3%
430,465	@	Boston Scientific Corp.	10,059,967	1.2
92,498		Cardinal Health, Inc.	7,215,769	0.8
76,500	@	DaVita HealthCare Partners, Inc.	5,914,980	0.7
81,400		Dentsply Sirona, Inc.	5,050,056	0.6
155,200	@	Hologic, Inc.	5,369,920	0.6
58,532	@	Jazz Pharmaceuticals PLC	8,271,157	1.0
100,600		STERIS PLC	6,916,250	0.8
34,307		Thermo Fisher Scientific, Inc.	5,069,202	0.6
65,500		Zimmer Biomet Holdings, Inc.	7,884,890	0.9
950,511		Other Securities(a)	51,381,806	6.1
			113,133,997	13.3

		Industrials: 13.8%
50,348		Dun & Bradstreet Corp.	6,134,400	0.7
36,943		FedEx Corp.	5,607,209	0.7
380,923	@	Rexnord Corp.	7,477,518	0.9
154,936	@	Spirit Airlines, Inc.	6,951,978	0.8
183,642		Textron, Inc.	6,713,952	0.8
1,777,263		Other Securities(a)	83,728,227	9.9
			116,613,284	13.8

		Information Technology: 24.1%
183,288		Activision Blizzard, Inc.	7,263,704	0.9
100,000		Belden, Inc.	6,037,000	0.7
172,949	@	Blackhawk Network Holdings, Inc.	5,792,062	0.7
194,039		CDW Corp./DE	7,777,083	0.9
126,100	@	Electronic Arts, Inc.	9,553,336	1.1
98,448	@	Euronet Worldwide, Inc.	6,811,617	0.8
50,191	@	F5 Networks, Inc.	5,713,743	0.7
87,380		Fidelity National Information Services, Inc.	6,438,158	0.8
43,768	@	FleetCor Technologies, Inc.	6,264,514	0.7
301,784	@	Genpact Ltd.	8,099,883	0.9
193,382		Global Payments, Inc.	13,803,607	1.6
173,024		Nvidia Corp.	8,133,858	1.0
83,317	@	NXP Semiconductor NV — NXPI — US	6,527,054	0.8

See Accompanying Notes to Financial Statements

50

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
165,443	Total System Services, Inc.	$8,786,678	1.0
3,087,415	Other Securities(a)	97,454,429	11.5
		204,456,726	24.1

	Materials: 3.9%
74,388	Albemarle Corp.	5,899,712	0.7
1,914,997	Other Securities(a)	27,160,264	3.2
		33,059,976	3.9

	Utilities: 1.1%
167,200	Exelon Corp.	6,079,392	0.7
136,190	Other Securities	3,424,984	0.4
		9,504,376	1.1
	Total Common Stock (Cost $781,604,701)	812,577,642	95.7

PREFERRED STOCK: 0.1%
	Financials: 0.1%
49,856	Other Securities	1,237,426	0.1

	Total Preferred Stock (Cost $1,030,152)	1,237,426	0.1

	Total Long-Term Investments (Cost $782,634,853)	813,815,068	95.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateralcc: 2.3%
4,588,351	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $4,588,401, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $4,680,118, due 08/15/16–11/15/45)	4,588,351	0.6
4,588,351	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,588,410, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $4,680,118, due 07/15/16–09/20/65)	4,588,351	0.6

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
4,387,241	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,387,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $4,474,986, due 07/07/16–02/01/49)	$4,387,241	0.5
4,588,351	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $4,588,408, collateralized by various U.S. Government Securities, 1.000%–3.625%, Market Value plus accrued interest $4,680,118, due 03/15/18–09/09/49)	4,588,351	0.5
1,166,795	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,166,810, collateralized by various U.S. Government Securities, 0.125%–2.500%, Market Value plus accrued interest $1,199,569, due 04/15/18–01/15/29)	1,166,795	0.1
		19,319,089	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.9%
32,985,392	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $32,985,392)	32,985,392	3.9

	Total Short-Term Investments (Cost $52,304,481)	52,304,481	6.2

	Total Investments in Securities (Cost $834,939,334)	$866,119,549	102.0
	Liabilities in Excess of Other Assets	(17,042,302)	(2.0)
	Net Assets	$849,077,247	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

See Accompanying Notes to Financial Statements

51

VY® FMR® DIVERSIFIED MID CAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $840,870,779.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$111,647,452
Gross Unrealized Depreciation	(86,398,682)
Net Unrealized Appreciation	$25,248,770

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$127,282,388	$1,877,563	$—	$129,159,951
Consumer Staples	13,825,867	713,363	—	14,539,230
Energy	28,161,518	—	—	28,161,518
Financials	160,125,126	3,823,458	—	163,948,584
Health Care	111,476,030	1,657,967	—	113,133,997
Industrials	115,123,770	1,489,514	—	116,613,284
Information Technology	202,020,294	2,436,432	—	204,456,726
Materials	33,059,976	—	—	33,059,976
Utilities	9,504,376	—	—	9,504,376
Total Common Stock	800,579,345	11,998,297	—	812,577,642
Preferred Stock	—	1,237,426	—	1,237,426
Short-Term Investments	32,985,392	19,319,089	—	52,304,481
Total Investments, at fair value	$833,564,737	$32,554,812	$—	$866,119,549

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

52

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Financials	28.2%
Energy	14.1%
Health Care	13.7%
Information Technology	13.3%
Consumer Discretionary	8.7%
Industrials	7.9%
Consumer Staples	5.7%
Telecommunication Services	2.4%
Utilities	1.7%
Materials	1.1%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.8%
		Consumer Discretionary: 8.7%
211,552		Carnival Corp.	$9,350,598	1.9
122,589		Comcast Corp. — Class A	7,991,577	1.6
95,036		Target Corp.	6,635,414	1.3
977,816		Other Securities	19,654,062	3.9
			43,631,651	8.7

		Consumer Staples: 5.7%
145,895		Mondelez International, Inc.	6,639,681	1.3
64,974		Philip Morris International, Inc.	6,609,155	1.3
94,559		Walgreens Boots Alliance, Inc.	7,873,928	1.6
158,767		Other Securities	7,369,489	1.5
			28,492,253	5.7

		Energy: 14.1%
216,937		Apache Corp.	12,076,883	2.4
157,470		Baker Hughes, Inc.	7,106,621	1.4
302,834		Canadian Natural Resources Ltd.	9,343,212	1.9
243,782		Devon Energy Corp.	8,837,097	1.8
59,816		Exxon Mobil Corp.	5,607,152	1.1
83,493		Occidental Petroleum Corp.	6,308,731	1.3
427,766		Royal Dutch Shell PLC — Class A	11,748,723	2.3
135,768		Total S.A.	6,510,922	1.3
504,678		Other Securities(a)	2,800,963	0.6
			70,340,304	14.1

COMMON STOCK: (continued)
		Financials: 28.2%
58,282		Aon PLC	$6,366,143	1.3
970,985		Bank of America Corp.	12,884,971	2.6
474,556		Citigroup, Inc.	20,116,429	4.0
388,867		Citizens Financial Group, Inc.	7,769,563	1.5
123,815		Comerica, Inc.	5,092,511	1.0
339,470		Fifth Third Bancorp	5,971,277	1.2
357,628		JPMorgan Chase & Co.	22,223,004	4.4
397,031		Morgan Stanley	10,314,865	2.1
79,971		Northern Trust Corp.	5,298,878	1.1
105,899		PNC Financial Services Group, Inc.	8,619,120	1.7
109,644		State Street Corp.	5,912,004	1.2
38,947		Willis Towers Watson PLC	4,841,502	1.0
713,043		Other Securities	25,602,851	5.1
			141,013,118	28.2

		Health Care: 13.7%
35,663		Amgen, Inc.	5,426,125	1.1
129,011		Baxter International, Inc.	5,833,877	1.2
70,318		Eli Lilly & Co.	5,537,543	1.1
93,681		Medtronic PLC	8,128,700	1.6
181,637		Merck & Co., Inc.	10,464,108	2.1
70,201		Novartis AG	5,794,289	1.1
273,479		Pfizer, Inc.	9,629,196	1.9
61,163		Sanofi	5,081,611	1.0
34,933		UnitedHealth Group, Inc.	4,932,540	1.0
82,738		Other Securities	7,939,684	1.6
			68,767,673	13.7

		Industrials: 7.9%
67,410		Caterpillar, Inc.	5,110,352	1.0
195,930		CSX Corp.	5,109,854	1.0
46,139		General Dynamics Corp.	6,424,394	1.3
382,296		General Electric Co.	12,034,678	2.4
77,467		Ingersoll-Rand PLC — Class A	4,933,099	1.0
141,095		Tyco International Plc	6,010,647	1.2
			39,623,024	7.9

		Information Technology: 13.3%
290,202		Applied Materials, Inc.	6,956,142	1.4
295,648		Cisco Systems, Inc.	8,482,141	1.7
61,768	@	Citrix Systems, Inc.	4,946,999	1.0
203,950	@	eBay, Inc.	4,774,470	1.0
202,391		Intel Corp.	6,638,425	1.3
245,239		Juniper Networks, Inc.	5,515,425	1.1
134,636		Microsoft Corp.	6,889,324	1.4
243,531		Oracle Corp.	9,967,724	2.0
136,691	@	PayPal Holdings, Inc.	4,990,588	1.0
135,077		Qualcomm, Inc.	7,236,075	1.4
			66,397,313	13.3

See Accompanying Notes to Financial Statements

53

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 1.1%
185,104	Other Securities(a)	$5,530,950	1.1

	Telecommunication Services: 2.4%
704,030	Other Securities(a)	12,261,329	2.4

	Utilities: 1.7%
81,411	PG&E Corp.	5,203,791	1.0
94,203	Other Securities	3,288,627	0.7
		8,492,418	1.7

	Total Common Stock (Cost $407,089,409)	484,550,033	96.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 1.0%
1,227,754	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,227,767, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $1,252,309, due 08/15/16– 11/15/45)	1,227,754	0.2
1,227,754	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,227,770, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,252,309, due 07/15/16–09/20/65)	1,227,754	0.3
1,227,754	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,227,771, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $1,252,309, due 07/07/16–02/01/49)	1,227,754	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,227,754	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,227,769, collateralized by various U.S. Government Securities, 1.000%–3.625%, Market Value plus accrued interest $1,252,309, due 03/15/18–09/09/49)	$1,227,754	0.2
258,414	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $258,417, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $263,582, due 12/01/16–02/20/66)	258,414	0.1
		5,169,430	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
13,030,257	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $13,030,257)	13,030,257	2.6

	Total Short-Term Investments (Cost $18,199,687)	18,199,687	3.6

	Total Investments in Securities (Cost $425,289,096)	$502,749,720	100.4
	Liabilities in Excess of Other Assets	(2,104,399)	(0.4)
	Net Assets	$500,645,321	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $427,250,235.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$96,546,356
Gross Unrealized Depreciation	(21,046,871)
Net Unrealized Appreciation	$75,499,485

See Accompanying Notes to Financial Statements

54

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$40,798,272	$2,833,379	$—	$43,631,651
Consumer Staples	28,492,253	—	—	28,492,253
Energy	52,080,659	18,259,645	—	70,340,304
Financials	141,013,118	—	—	141,013,118
Health Care	57,891,773	10,875,900	—	68,767,673
Industrials	39,623,024	—	—	39,623,024
Information Technology	66,397,313	—	—	66,397,313
Materials	5,530,950	—	—	5,530,950
Telecommunication Services	9,520,887	2,740,442	—	12,261,329
Utilities	8,492,418	—	—	8,492,418
Total Common Stock	449,840,667	34,709,366	—	484,550,033
Short-Term Investments	13,030,257	5,169,430	—	18,199,687
Total Investments, at fair value	$462,870,924	$39,878,796	$—	$502,749,720
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,658,853	—	1,658,853
Total Assets	$462,870,924	$41,537,649	$—	$504,408,573
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(80,212)	$—	$(80,212)
Total Liabilities	$—	$(80,212)	$—	$(80,212)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/ Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	Canadian Dollar	93,259	Buy	07/05/16	$72,794	$72,185	$(609)
State Street Bank	Canadian Dollar	110,509	Buy	07/05/16	84,339	85,537	1,198
							$589
The Bank of New York	Swiss Franc	1,933,508	Sell	07/01/16	$1,972,847	$1,980,039	$(7,192)
The Bank of New York	EU Euro	5,165,524	Sell	07/01/16	5,834,976	5,732,465	102,511
The Bank of New York	British Pound	4,398,196	Sell	07/01/16	6,430,119	5,855,128	574,991
The Bank of New York	EU Euro	4,662,845	Sell	08/12/16	5,185,317	5,182,155	3,162
The Bank of New York	British Pound	5,127,674	Sell	08/12/16	6,918,796	6,828,641	90,155
The Bank of New York	Canadian Dollar	5,958,942	Sell	08/12/16	4,589,344	4,612,977	(23,633)
The Bank of New York	Swiss Franc	2,038,901	Sell	08/12/16	2,085,406	2,093,078	(7,672)
The Bank of New York	Canadian Dollar	6,067,443	Sell	07/05/16	4,695,527	4,696,364	(837)
State Street Bank	British Pound	81,482	Sell	07/01/16	116,695	108,473	8,222
State Street Bank	British Pound	75,953	Sell	07/01/16	107,628	101,113	6,515
State Street Bank	British Pound	63,376	Sell	07/01/16	89,593	84,370	5,223
State Street Bank	British Pound	86,285	Sell	07/01/16	122,711	114,868	7,843

See Accompanying Notes to Financial Statements

55

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/ Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	British Pound	76,525	Sell	07/01/16	$109,735	$101,875	$7,860
State Street Bank	British Pound	58,158	Sell	07/01/16	84,406	77,424	6,982
State Street Bank	British Pound	27,494	Sell	07/01/16	39,897	36,602	3,295
State Street Bank	British Pound	63,783	Sell	07/01/16	92,826	84,911	7,915
State Street Bank	British Pound	93,440	Sell	07/01/16	135,703	124,392	11,311
State Street Bank	British Pound	67,308	Sell	07/01/16	97,014	89,604	7,410
State Street Bank	British Pound	78,419	Sell	07/01/16	113,849	104,396	9,453
State Street Bank	British Pound	3,536	Sell	07/01/16	5,173	4,707	466
State Street Bank	British Pound	6,726	Sell	07/01/16	9,866	8,954	912
State Street Bank	British Pound	82,434	Sell	07/01/16	121,132	109,741	11,391
State Street Bank	British Pound	77,443	Sell	07/01/16	113,325	103,095	10,230
State Street Bank	EU Euro	5,165,536	Sell	07/01/16	5,834,370	5,732,478	101,892
State Street Bank	Swiss Franc	1,933,487	Sell	07/01/16	1,972,845	1,980,017	(7,172)
State Street Bank	British Pound	4,398,194	Sell	07/01/16	6,429,346	5,855,125	574,221
State Street Bank	British Pound	74,253	Sell	07/01/16	108,642	98,849	9,793
State Street Bank	British Pound	5,127,675	Sell	08/12/16	6,920,823	6,828,642	92,181
State Street Bank	EU Euro	4,662,845	Sell	08/12/16	5,185,876	5,182,155	3,721
State Street Bank	Swiss Franc	2,038,900	Sell	08/12/16	2,084,957	2,093,076	(8,119)
State Street Bank	Canadian Dollar	5,958,935	Sell	08/12/16	4,591,354	4,612,971	(21,617)
State Street Bank	Canadian Dollar	6,067,462	Sell	07/05/16	4,693,018	4,696,379	(3,361)
							$1,578,052

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,658,853
Total Asset Derivatives		$1,658,853
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$80,212
Total Liability Derivatives		$80,212

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(269,795)
Total	$(269,795)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,135,722)
Total	$(1,135,722)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

56

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	State Street Bank	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$888,034	$770,819	$1,658,853
Total Assets	$888,034	$770,819	$1,658.853
Liabilities:
Forward foreign currency contracts	$40,878	$39,334	$80,212
Total Liabilities	$40,878	$39,334	$80,212

Net OTC derivative instruments by counterparty, at fair value	$847,156	$731,485	1,578,641

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$847,156	$731,485	$1,578,641

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

57

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

India	20.7%
South Africa	16.9%
China	12.2%
Brazil	11.7%
Taiwan	7.8%
Russia	6.2%
Hong Kong	4.8%
South Korea	4.1%
Indonesia	3.2%
Mexico	2.2%
Countries between 0.5%–1.8%ˆ	9.9%
Assets in Excess of Other Liabilities*	0.3%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 9 countries, which each represents 0.5%–1.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.0%
		Australia: 1.1%
1,072,466		Oil Search Ltd.	$5,415,497	1.1

		Brazil: 9.7%
961,245		Ambev SA ADR	5,680,958	1.1
858,700		BB Seguridade Participacoes SA	7,460,797	1.5
1,373,040		CCR SA	7,180,858	1.4
554,656		Cielo SA	5,827,488	1.1
1,026,720		Lojas Renner SA	7,597,402	1.5
356,520		Ultrapar Participacoes SA	7,879,999	1.6
2,037,276		Other Securities	7,506,175	1.5
			49,133,677	9.7

		China: 12.0%
38,380	@	Baidu, Inc. ADR	6,338,457	1.3
2,540,162		Chongqing Changan Automobile Co. Ltd.	3,558,216	0.7
328,110	@	JD.com, Inc. ADR	6,965,775	1.4
981,100		Tencent Holdings Ltd.	22,506,114	4.5
11,391,227		Other Securities	20,879,178	4.1
			60,247,740	12.0

		Hong Kong: 4.8%
3,041,800		AIA Group Ltd.	18,292,549	3.7
96,600		Jardine Matheson Holdings Ltd.	5,672,352	1.1
			23,964,901	4.8

COMMON STOCK: (continued)
		India: 20.7%
369,800		Asian Paints Ltd.	$5,505,481	1.1
262,780		HDFC Bank Ltd ADR	17,435,453	3.5
161,030		HDFC Bank Ltd.	3,252,928	0.6
799,815		Housing Development Finance Corp.	14,900,989	2.9
298,138		IndusInd Bank Ltd.	4,926,829	1.0
489,726		Infosys Ltd. ADR	8,741,609	1.7
2,004,920		ITC Ltd.	10,976,717	2.2
430,460		Kotak Mahindra Bank Ltd.	4,882,517	1.0
348,150		Lupin Ltd.	7,964,753	1.6
420,576		Tata Consultancy Services Ltd.	15,939,457	3.2
133,253	@	Tata Motors Ltd. ADR	4,619,881	0.9
104,530		Ultratech Cement Ltd	5,297,820	1.0
			104,444,434	20.7

		Indonesia: 3.2%
12,941,900		Astra International Tbk PT	7,296,149	1.4
5,240,100		Bank Central Asia Tbk PT	5,305,904	1.1
4,215,400		Other Securities	3,468,567	0.7
			16,070,620	3.2

		Macau: 1.3%
1,878,400		Sands China Ltd.	6,356,345	1.3

		Mexico: 2.2%
2,287,330		Fibra Uno Administracion SA de CV	4,873,035	1.0
1,071,480		Other Securities(a)	6,349,150	1.2
			11,222,185	2.2

		Panama: 0.7%
70,940		Other Securities(a)	3,707,324	0.7

		Peru: 1.3%
41,250		Credicorp Ltd.	6,366,113	1.3

		Russia: 6.2%
191,510		Lukoil PJSC ADR	7,991,712	1.6
43,630	@	Magnit OAO	6,152,588	1.2
5,315,316	@	Sberbank	11,057,794	2.2
451,615		Other Securities	6,309,289	1.2
			31,511,383	6.2

		South Africa: 16.9%
324,420		Aspen Pharmacare Holdings Ltd.	8,003,131	1.6
778,718	@	Bid Corp. Ltd.	14,593,032	2.9
764,628		Bidvest Group Ltd.	7,213,538	1.4
2,641,080		FirstRand Ltd.	8,060,280	1.6
55,616		Naspers Ltd.	8,492,289	1.7
506,764		Remgro Ltd.	8,793,433	1.7
1,772,071		Sanlam Ltd.	7,320,794	1.5
485,499		Shoprite Holdings Ltd.	5,498,718	1.1
1,369,380		Woolworths Holdings Ltd./South Africa	7,841,155	1.6
1,300,176		Other Securities(a)	9,161,293	1.8
			84,977,663	16.9

See Accompanying Notes to Financial Statements

58

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Korea: 4.1%
45,597	@	Hyundai Motor Co.	$5,393,737	1.0
146,900		Kia Motors Corp.	5,535,104	1.1
8,021		Samsung Electronics Co., Ltd.	9,988,962	2.0
			20,917,803	4.1

		Taiwan: 7.8%
1,177,501		Delta Electronics, Inc.	5,745,407	1.2
1,116,000		President Chain Store Corp.	8,719,706	1.7
1,432,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,217,970	1.4
522,191	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,697,070	2.7
42,000		Other Securities	3,884,297	0.8
			39,264,450	7.8

		Thailand: 1.8%
1,254,100		Other Securities	9,022,037	1.8

		Turkey: 0.5%
220,530		Other Securities	2,347,139	0.5

		United Kingdom: 1.1%
94,990		SABMiller PLC	5,539,761	1.1

		United States: 1.6%
87,970	@,L	Luxoft Holding, Inc.	4,576,199	0.9
57,990		Other Securities	3,729,337	0.7
			8,305,536	1.6

		Total Common Stock (Cost $459,807,726)	488,814,608	97.0

PREFERRED STOCK: 2.0%
		Brazil: 2.0%
969,496		Itau Unibanco Holding S.A.	9,132,693	1.8
1,117,870		Other Securities	835,192	0.2

		Total Preferred Stock (Cost $14,331,151)	9,967,885	2.0

WARRANTS: 0.7%
		China: 0.2%
529,730	@	Chongqing Changan Automobile Co. Ltd.	1,090,078	0.2

		Saudi Arabia: 0.5%
176,026		Other Securities	2,566,616	0.5

		Total Warrants (Cost $3,713,181)	3,656,694	0.7

		Total Long-Term Investments (Cost $477,852,058)	502,439,187	99.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.3%
2,723,976	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,724,006, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $2,778,456, due 08/15/16–11/15/45)	$2,723,976	0.5
2,723,976	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,724,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,778,456, due 07/15/16–09/20/65)	2,723,976	0.6
2,723,976	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,724,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $2,778,456, due 07/07/16–02/01/49)	2,723,976	0.6
2,723,976	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,724,010, collateralized by various U.S. Government Securities, 1.000%–3.625%, Market Value plus accrued interest $2,778,456, due 03/15/18–09/09/49)	2,723,976	0.5

See Accompanying Notes to Financial Statements

59

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
573,358	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $573,365, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $584,825, due 12/01/16–02/20/66)	$573,358	0.1
		11,469,262	2.3

	Total Short-Term Investments (Cost $11,469,262)	11,469,262	2.3

	Total Investments in Securities (Cost $489,321,320)	$513,908,449	102.0
	Liabilities in Excess of Other Assets	(9,944,609)	(2.0)
	Net Assets	$503,963,840	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $489,774,521.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,782,308
Gross Unrealized Depreciation	(59,648,380)
Net Unrealized Appreciation	$24,133,928

Sector Diversification	Percentage of Net Assets
Financials	29.0%
Information Technology	23.6
Consumer Discretionary	16.4
Consumer Staples	12.1
Industrials	6.2
Energy	5.0
Health Care	3.7
Materials	3.0
Utilities	0.7
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,415,497	$—	$5,415,497
Brazil	49,133,677	—	—	49,133,677
China	20,663,279	39,584,461	—	60,247,740
Hong Kong	5,672,352	18,292,549	—	23,964,901
India	34,049,871	70,394,563	—	104,444,434
Indonesia	—	16,070,620	—	16,070,620
Macau	—	6,356,345	—	6,356,345
Mexico	11,222,185	—	—	11,222,185
Panama	3,707,324	—	—	3,707,324
Peru	6,366,113	—	—	6,366,113
Russia	11,430,839	20,080,544	—	31,511,383
South Africa	14,593,032	70,384,631	—	84,977,663
South Korea	—	20,917,803	—	20,917,803
Taiwan	13,697,070	25,567,380	—	39,264,450
Thailand	—	9,022,037	—	9,022,037
Turkey	—	2,347,139	—	2,347,139
United Kingdom	—	5,539,761	—	5,539,761
United States	8,305,536	—	—	8,305,536
Total Common Stock	178,841,278	309,973,330	—	488,814,608

See Accompanying Notes to Financial Statements

60

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table (continued)
Investments, at fair value (continued)
Preferred Stock	$9,967,885	$—	$—	$9,967,885
Warrants	—	3,656,694	—	3,656,694
Short-Term Investments	—	11,469,262	—	11,469,262
Total Investments, at fair value	$188,809,163	$325,099,286	$—	$513,908,449

(1)	For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2016, securities valued at $3,825,154 and $3,586,153 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

61

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

United States	51.4%
United Kingdom	25.5%
France	9.5%
Switzerland	4.9%
Japan	2.5%
Germany	2.5%
Italy	1.0%
Netherlands	0.9%
Assets in Excess of Other Liabilities	1.8%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.2%
	France: 9.5%
163,697	L’Oreal S.A.	$31,340,483	7.0
98,906	Pernod Ricard SA	10,950,561	2.5
		42,291,044	9.5

	Germany: 2.5%
148,083	SAP SE	11,121,846	2.5

	Italy: 1.0%
461,987	Davide Campari-Milano S.p.A.	4,573,042	1.0

	Japan: 2.5%
276,800	Japan Tobacco, Inc.	11,155,650	2.5

	Netherlands: 0.9%
225,435	Relx NV	3,900,186	0.9

	Switzerland: 4.9%
280,515	Nestle S.A.	21,733,835	4.9

	United Kingdom: 25.5%
541,805	British American Tobacco PLC	35,124,875	7.9
467,308	Experian PLC	8,865,844	2.0
358,301	Reckitt Benckiser Group PLC	35,927,616	8.0
326,312	Relx PLC	6,008,878	1.3
586,184	Unilever PLC	28,087,238	6.3
		114,014,451	25.5

	United States: 51.4%
179,405	Accenture PLC	20,324,792	4.6
311,890	Altria Group, Inc.	21,507,934	4.8
152,562	Automatic Data Processing, Inc.	14,015,871	3.2
146,939	Coca-Cola Co.	6,660,745	1.5

COMMON STOCK: (continued)
	United States: (continued)
66,283	International Flavors & Fragrances, Inc.	$8,356,298	1.9
52,723	Intuit, Inc.	5,884,414	1.3
596,104	Microsoft Corp.	30,502,642	6.8
260,776	Mondelez International, Inc.	11,867,916	2.7
42,318	Moody’s Corp.	3,965,620	0.9
227,845	Nike, Inc.	12,577,044	2.8
124,164	Philip Morris International, Inc.	12,629,962	2.8
399,991	Reynolds American, Inc.	21,571,514	4.8
126,947	Time Warner, Inc.	9,335,682	2.1
301,455	Twenty-First Century Fox, Inc. — Class A	8,154,358	1.8
371,647	Twenty-First Century Fox, Inc. — Class B	10,127,381	2.3
242,419	Visa, Inc. — Class A	17,980,217	4.0
141,273	Walt Disney Co.	13,819,325	3.1
		229,281,715	51.4

	Total Common Stock (Cost $353,806,858)	438,071,769	98.2
	Assets in Excess of Other Liabilities	8,200,311	1.8
	Net Assets	$446,272,080	100.0

Cost for federal income tax purposes is $354,344,419.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$88,769,623
Gross Unrealized Depreciation	(5,042,273)
Net Unrealized Appreciation	$83,727,350

Industry Diversification	Percentage of Net Assets
Agriculture	22.8%
Cosmetics/Personal Care	13.3
Media	11.5
Software	10.6
Household Products/Wares	8.0
IT Services	7.8
Food Products	7.6
Diversified Financial Services	4.9
Apparel	2.8
Beverages	2.5
Commercial Services	2.0
Materials	1.9
Consumer Staples	1.5
Beverage & Tobacco	1.0
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

See Accompanying Notes to Financial Statements

62

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
France	$—	$42,291,044	$—	$42,291,044
Germany	—	11,121,846	—	11,121,846
Italy	—	4,573,042	—	4,573,042
Japan	—	11,155,650	—	11,155,650
Netherlands	—	3,900,186	—	3,900,186
Switzerland	—	21,733,835	—	21,733,835
United Kingdom	—	114,014,451	—	114,014,451
United States	229,281,715	—	—	229,281,715
Total Common Stock	229,281,715	208,790,054	—	438,071,769
Total Investments, at fair value	$229,281,715	$208,790,054	$—	$438,071,769

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

63

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification
as of June 30, 2016
(as a percentage of net assets)

Health Care	18.2%
Financials	15.9%
Information Technology	8.3%
Consumer Discretionary	7.3%
Industrials	6.8%
Communications	5.2%
Consumer Staples	5.1%
Consumer, Cyclical	4.6%
Energy	4.5%
Consumer, Non-cyclical	3.4%
Utilities	2.7%
Technology	1.5%
Telecommunication Services	0.7%
Materials	0.6%
Cable & Satellite Television	0.5%
Basic Materials	0.2%
Asset-Backed Securities	0.1%
Other Asset-Backed Securities	0.1%
Assets in Excess of Other Liabilities*	14.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 59.8%
		Consumer Discretionary: 7.3%
112,800	@	Amazon.com, Inc.	$80,721,936	1.3
127,179	@	Autozone, Inc.	100,959,777	1.7
1,132,000		Comcast Corp. — Class A	73,795,080	1.2
1,198,596		Johnson Controls, Inc.	53,049,859	0.9
1,877,196	@	Liberty Global PLC — Class C	53,781,666	0.9
580,700		Lowe’s Cos, Inc.	45,974,019	0.8
1,254,787		Other Securities	33,407,072	0.5
			441,689,409	7.3

		Consumer Staples: 5.1%
501,000		Altria Group, Inc.	34,548,960	0.6
414,700		CVS Health Corp.	39,703,378	0.6
1,704,493		Mondelez International, Inc.	77,571,477	1.3
491,082		PepsiCo, Inc.	52,025,227	0.9
918,400		Philip Morris International, Inc.	93,419,648	1.5

COMMON STOCK: (continued)
		Consumer Staples: (continued)
161,799		Other Securities	$9,436,023	0.2
			306,704,713	5.1

		Energy: 0.6%
1,197,600	L	Canadian Natural Resources Ltd.	36,922,008	0.6

		Financials: 11.8%
239,429	@	Affiliated Managers Group, Inc.	33,704,420	0.6
497,400		American Tower Corp.	56,509,614	0.9
3,361,300		Bank of New York Mellon Corp.	130,586,505	2.1
121,100		Blackrock, Inc.	41,480,383	0.7
4,420,000		Marsh & McLennan Cos., Inc.	302,593,200	5.0
900,886		Willis Towers Watson PLC	111,989,139	1.8
860,002		Other Securities	40,153,400	0.7
			717,016,661	11.8

		Health Care: 18.2%
2,929,600		Abbott Laboratories	115,162,576	1.9
769,200		Aetna, Inc.	93,942,396	1.5
673,449		Becton Dickinson & Co.	114,210,216	1.9
2,215,616		Danaher Corp.	223,777,216	3.7
162,350		Humana, Inc.	29,203,518	0.5
1,228,500		PerkinElmer, Inc.	64,397,970	1.1
2,179,310		Pfizer, Inc.	76,733,505	1.3
1,238,268		Thermo Fisher Scientific, Inc.	182,966,480	3.0
593,224		UnitedHealth Group, Inc.	83,763,229	1.4
1,866,489		Zoetis, Inc.	88,583,568	1.4
127,203		Other Securities	30,193,685	0.5
			1,102,934,359	18.2

		Industrials: 5.6%
262,973	@	IHS, Inc.	30,402,308	0.5
1,037,993		Pentair PLC	60,504,612	1.0
236,100		Roper Technologies, Inc.	40,269,216	0.7
2,455,100		Tyco International Plc	104,587,260	1.7
3,400,161		Other Securities	105,370,660	1.7
			341,134,056	5.6

		Information Technology: 8.3%
20,100	@	Alphabet, Inc. — Class A	14,140,953	0.2
102,519	@	Alphabet, Inc. — Class C	70,953,400	1.2
628,600		Apple, Inc.	60,094,160	1.0
851,214	@	Fiserv, Inc.	92,552,498	1.5
242,595	@	FleetCor Technologies, Inc.	34,722,622	0.6

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
2,854,100		Microsoft Corp.	$146,044,297	2.4
880,900		Visa, Inc. — Class A	65,336,353	1.1
250,823		Other Securities	15,714,061	0.3
			499,558,344	8.3

		Materials: 0.6%
499,096		LyondellBasell Industries NV — Class A	37,142,724	0.6

		Telecommunication Services: 0.7%
378,871	@	SBA Communications Corp.	40,895,336	0.7

		Utilities: 1.6%
1,487,437		PG&E Corp.	95,076,973	1.6
80,600		Other Securities	3,609,268	0.0
			98,686,241	1.6

		Total Common Stock (Cost $3,045,859,829)	3,622,683,851	59.8

PREFERRED STOCK: 1.8%
		Financials: 1.2%
316,265	@	American Tower Corp.	35,915,844	0.6
910,000		Other Securities	39,212,970	0.6
			75,128,814	1.2

		Utilities: 0.6%
189,375	@,P	SCE Trust I	5,024,119	0.1
29,790	@,P	SCE Trust II	779,008	0.0
324,305	@,P	SCE Trust III	9,404,845	0.2
540,000	@,L,P	SCE Trust IV	15,049,800	0.2
175,000	@,P	SCE Trust V	4,996,250	0.1
			35,254,022	0.6

		Total Preferred Stock (Cost $98,712,087)	110,382,836	1.8

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.9%
		Basic Materials: 0.2%
10,050,000		Other Securities	10,096,830	0.2

		Cable & Satellite Television: 0.5%
29,450,000		UPC Financing Partnership, 3.414%, 06/30/21	28,784,312	0.5

		Communications: 5.2%
4,250,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,313,750	0.1

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,725,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	$2,851,718	0.0
46,569,466		Intelsat Jackson Holdings SA — TL B2, 3.750%, 06/30/19	42,320,002	0.7
22,400,000		SBA Telecommunications, Inc., 5.750%, 07/15/20	23,128,000	0.4
5,250,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	5,466,562	0.1
750,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	779,063	0.0
14,490,000	#	Telesat Canada, 6.000%, 05/15/17	14,480,944	0.2
11,550,000	#	Unitymedia GmbH, 6.125%, 01/15/25	11,895,345	0.2
9,550,000	#	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	9,633,562	0.1
EUR 8,800,000	#	UPC Holding BV, 6.375%, 09/15/22	10,369,371	0.2
26,383,500	#	UPCB Finance V Ltd., 7.250%, 11/15/21	27,603,737	0.5
41,715,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	43,540,031	0.7
550,000	#	Virgin Media Finance PLC, 6.000%, 10/15/24	542,437	0.0
GBP 2,227,500	#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,065,455	0.0
6,200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,037,250	0.1
17,662,500	#	Virgin Media Secured Finance PLC, 5.375%, 04/15/21	18,170,297	0.3
94,251,559		Other Securities	94,716,976	1.6
			318,914,500	5.2

		Consumer, Cyclical: 4.6%
40,440,000		Ford Motor Credit Co. LLC, 1.270%–4.250%, 02/03/17–11/04/19	40,682,866	0.7
45,405,000		Ford Motor Credit Co. LLC, 1.181%–6.625%, 08/15/17–03/12/19	45,930,619	0.7
36,300,000		L Brands, Inc., 6.625%–8.500%, 07/15/17–04/01/21	40,689,175	0.7
11,776,000	#	Six Flags Entertainment Corp., 5.250%, 01/15/21	12,202,880	0.2

See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
149,562,704		Other Securities(a)	$137,853,607	2.3
			277,359,147	4.6

		Consumer, Non-cyclical: 3.4%
12,910,087		DaVita HealthCare Partners, Inc., 3.500%, 06/24/21	12,951,774	0.2
29,175,000		DaVita HealthCare Partners, Inc., 5.750%, 08/15/22	30,633,750	0.5
12,543,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	13,648,289	0.2
4,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	4,597,719	0.1
1,297,000	#	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	1,446,155	0.0
31,625,000		HCA, Inc., 3.750%–8.000%, 10/01/18–02/15/20	34,899,250	0.6
1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,098,595	0.0
104,838,375		Other Securities	106,299,191	1.8
			205,574,723	3.4

		Energy: 3.9%
1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,918,779	0.0
11,150,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	11,470,562	0.2
25,550,000	L	Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	26,380,375	0.4
31,062,000		Concho Resources, Inc., 5.500%, 10/01/22–04/01/23	31,314,495	0.5
26,014,000	#	MPLX L.P., 4.500%, 07/15/23	25,260,557	0.4
3,050,000	#	MPLX L.P., 4.875%, 12/01/24	2,977,532	0.1
20,320,000	#	MPLX L.P., 5.500%, 02/15/23	20,665,663	0.3
38,750,000	L	Range Resources Corp., 4.875%–5.750%, 06/01/21–05/15/25	37,102,000	0.6
80,345,000		Other Securities(a)	81,828,338	1.4
			238,918,301	3.9

		Financial: 2.9%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,407,419	0.1
14,832,000		Crown Castle International Corp., 4.875%, 04/15/22	16,325,582	0.3
24,600,000		Crown Castle International Corp., 5.250%, 01/15/23	27,700,830	0.4

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
22,371,000	#	Hockey Merger Sub 2, Inc., 7.875%, 10/01/21	$21,532,087	0.4
4,150,000	#	HUB International Ltd, 9.250%, 02/15/21	4,357,500	0.1
2,275,000	#	Iron Mountain, Inc., 4.375%, 06/01/21	2,309,125	0.0
8,500,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	8,988,750	0.2
90,573,624		Other Securities	86,449,742	1.4
			174,071,035	2.9

		Industrial: 1.2%
775,000	#	Manitowoc Foodservice, Inc., 9.500%, 02/15/24	868,000	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,271,875	0.0
14,570,000		SBA Communications Corp., 4.875%–5.625%, 10/01/19–07/15/22	14,946,162	0.2
57,812,667		Other Securities	58,588,164	1.0
			75,674,201	1.2

		Technology: 1.5%
1,450,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,479,000	0.0
1,400,000	#	NXP BV / NXP Funding LLC, 3.500%, 09/15/16	1,402,124	0.0
35,133,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	35,923,492	0.6
10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,581,375	0.2
2,311,873		NXP BV TL B 1L, 3.750%, 12/07/20	2,319,458	0.1
37,303,195		Other Securities	38,055,860	0.6
			89,761,309	1.5

		Utilities: 0.5%
29,311,683		Other Securities	30,360,404	0.5

		Total Corporate Bonds/Notes (Cost $1,443,913,249)	1,449,514,762	23.9

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
2,681,063	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,713,177	0.0
6,315,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	6,410,083	0.1
3,984,888	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	4,019,074	0.1

		Total Asset-Backed Securities (Cost $12,980,950)	13,142,334	0.2

		Total Long-Term Investments (Cost $4,601,466,115)	5,195,723,783	85.7

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 12.6%
		Corporate Bonds/Notes: 0.0%
1,925,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (Cost $1,909,079)	$1,929,812	0.0

		Securities Lending Collateralcc: 0.2%
2,441,180		Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,441,208, collateralized by various U.S. Government Agency Obligations, 3.000%–7.250%, Market Value plus accrued interest $2,490,033, due 01/01/30–06/20/46)	2,441,180	0.1
2,441,180		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,441,211, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,490,003, due 07/15/16–09/20/65)	2,441,180	0.0
2,441,180		Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,441,213, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $2,490,004, due 07/07/16–02/01/49)	2,441,180	0.1

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
513,797		Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $513,803, collateralized by various U.S. Government Agency Obligations, 1.370%–6.059%, Market Value plus accrued interest $524,073, due 01/01/19–07/01/46)	$513,797	0.0
2,441,180		Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,441,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $2,490,004, due 12/01/16-02/20/66)	2,441,180	0.0
			10,278,517	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 12.4%
749,100,340	T. Rowe Price Reserve Investment Fund, 0.320%†† (Cost $749,100,340)	749,100,340	12.4

	Total Short-Term Investments (Cost $761,287,936)	761,308,669	12.6

	Total Investments in Securities (Cost $5,362,754,051)	$5,957,032,452	98.3
	Assets in Excess of Other Liabilities	102,330,380	1.7
	Net Assets	$6,059,362,832	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
(a)	This grouping contains securities on loan.
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
Cost for federal income tax purposes is $5,375,317,533.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$651,519,319
Gross Unrealized Depreciation	(69,804,400)
Net Unrealized Appreciation	$581,714,919

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$433,205,487	$8,483,922	$—	$441,689,409
Consumer Staples	297,268,690	9,436,023	—	306,704,713
Energy	36,922,008	—	—	36,922,008
Financials	698,711,645	18,305,016	—	717,016,661
Health Care	1,102,934,359	—	—	1,102,934,359
Industrials	315,537,921	25,596,135	—	341,134,056
Information Technology	499,558,344	—	—	499,558,344
Materials	37,142,724	—	—	37,142,724
Telecommunication Services	40,895,336	—	—	40,895,336
Utilities	98,686,241	—	—	98,686,241
Total Common Stock	3,560,862,755	61,821,096	—	3,622,683,851
Preferred Stock	46,363,903	64,018,933	—	110,382,836
Corporate Bonds/Notes	—	1,449,514,762	—	1,449,514,762
Short-Term Investments	749,100,340	12,208,329	—	761,308,669
Asset-Backed Securities	—	13,142,334	—	13,142,334
Total Investments, at fair value	$4,356,326,998	$1,600,705,454	$—	$5,957,032,452
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(31,794,031)	$—	$(31,794,031)
Total Liabilities	$—	$(31,794,031)	$—	$(31,794,031)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following over-the-counter written options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
528	Deutsche Bank AG	Allergan plc	270.000	USD	01/20/17	$424,618	$(380,160)
49	Deutsche Bank AG	Alphabet, Inc. — Class A	800.000	USD	01/20/17	160,127	(77,420)
152	Deutsche Bank AG	Alphabet, Inc. — Class A	900.000	USD	01/20/17	307,906	(26,752)
82	Deutsche Bank AG	Alphabet, Inc. — Class C	800.000	USD	01/20/17	197,021	(96,350)
82	Deutsche Bank AG	Alphabet, Inc. — Class C	820.000	USD	01/20/17	151,405	(69,290)
82	Deutsche Bank AG	Alphabet, Inc. — Class C	840.000	USD	01/20/17	115,628	(48,790)
206	Morgan Stanley	Alphabet, Inc. — Class C	795.000	USD	01/20/17	559,627	(280,160)
2,505	Citigroup, Inc.	Altria Group, Inc.	65.000	USD	01/20/17	414,583	(1,362,720)

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities (continued)
2,505	Citigroup, Inc.	Altria Group, Inc.	67.500	USD	01/20/17	$261,964	$(989,475)
298	Citigroup, Inc.	American Tower Corp.	105.000	USD	01/20/17	91,486	(327,800)
579	Citigroup, Inc.	American Tower Corp.	110.000	USD	01/20/17	191,601	(463,200)
850	Citigroup, Inc.	American Tower Corp.	115.000	USD	01/20/17	209,303	(425,000)
1,241	Citigroup, Inc.	Apple, Inc.	105.000	USD	01/20/17	299,093	(349,962)
1,241	Citigroup, Inc.	Apple, Inc.	110.000	USD	01/20/17	185,666	(219,657)
3,647	Citigroup, Inc.	Apple, Inc.	115.000	USD	01/20/17	666,005	(390,229)
79	Deutsche Bank AG	Autozone, Inc.	840.000	USD	01/20/17	136,915	(199,080)
4,810	Deutsche Bank AG	Bank of New York Mellon Corp.	45.000	USD	01/20/17	1,218,191	(329,485)
3,298	Deutsche Bank AG	Bank of New York Mellon Corp.	47.000	USD	01/20/17	798,116	(125,324)
467	Deutsche Bank AG	Boeing Co.	160.000	USD	01/20/17	349,214	(25,685)
468	Deutsche Bank AG	Boeing Co.	165.000	USD	01/20/17	275,733	(15,210)
468	Deutsche Bank AG	Boeing Co.	170.000	USD	01/20/17	213,907	(7,956)
4,703	Citigroup, Inc.	Comcast Corp. — Class A	62.500	USD	01/20/17	1,587,693	(2,445,560)
6,617	Citigroup, Inc.	Comcast Corp. — Class A	65.000	USD	01/20/17	1,479,324	(2,421,822)
747	Citigroup, Inc.	CVS Health Corp.	115.000	USD	01/20/17	189,525	(12,699)
667	JPMorgan Chase & Co.	CVS Health Corp.	100.000	USD	01/20/17	403,610	(190,762)
981	JPMorgan Chase & Co.	CVS Health Corp.	105.000	USD	01/20/17	340,032	(127,530)
1,689	JPMorgan Chase & Co.	CVS Health Corp.	110.000	USD	01/20/17	343,254	(79,383)
1,571	Citigroup, Inc.	Danaher Corp.	92.500	USD	01/20/17	685,036	(1,751,665)
1,571	Citigroup, Inc.	Danaher Corp.	95.000	USD	01/20/17	529,820	(1,437,465)
709	Deutsche Bank AG	Danaher Corp.	100.000	USD	01/20/17	206,292	(411,220)
1,957	Deutsche Bank AG	Danaher Corp.	105.000	USD	01/20/17	576,005	(616,455)
1,248	Deutsche Bank AG	Danaher Corp.	110.000	USD	01/20/17	278,222	(203,173)
502	Deutsche Bank AG	Danaher Corp.	115.000	USD	01/20/17	95,380	(40,160)
411	Citigroup, Inc.	Lowe’s Cos, Inc.	80.000	USD	01/20/17	92,126	(178,785)
411	Citigroup, Inc.	Lowe’s Cos, Inc.	82.500	USD	01/20/17	68,247	(141,795)
1,961	Citigroup, Inc.	Lowe’s Cos, Inc.	85.000	USD	01/20/17	343,931	(452,991)
751	Citigroup, Inc.	Lowe’s Cos, Inc.	87.500	USD	01/20/17	157,644	(114,527)
1,522	Citigroup, Inc.	Lowe’s Cos, Inc.	90.000	USD	01/20/17	185,304	(149,917)
1,724	Citigroup, Inc.	LyondellBasell Industries NV — Class A	87.500	USD	01/20/17	479,020	(280,150)
1,100	Citigroup, Inc.	LyondellBasell Industries NV — Class A	90.000	USD	01/20/17	292,095	(121,000)
1,100	Citigroup, Inc.	LyondellBasell Industries NV — Class A	92.500	USD	01/20/17	224,122	(99,000)
5,095	Deutsche Bank AG	Microsoft Corp.	57.500	USD	01/20/17	714,646	(514,595)
5,313	Deutsche Bank AG	Microsoft Corp.	62.500	USD	01/20/17	976,332	(164,703)
7,939	Deutsche Bank AG	Microsoft Corp.	65.000	USD	01/20/17	987,126	(127,024)
671	Citigroup, Inc.	PepsiCo., Inc.	100.000	USD	01/20/17	256,322	(503,250)
1,471	Citigroup, Inc.	PepsiCo., Inc.	105.000	USD	01/20/17	445,628	(684,015)
2,367	Citigroup, Inc.	PepsiCo., Inc.	110.000	USD	01/20/17	375,475	(520,740)
7,392	RBC Capital Markets	Pfizer, Inc.	35.000	USD	01/20/17	769,781	(1,278,816)
3,743	RBC Capital Markets	Pfizer, Inc.	36.000	USD	01/20/17	428,189	(460,389)
1,127	RBC Capital Markets	Pfizer, Inc.	37.000	USD	01/20/17	91,107	(95,795)
1,219	Deutsche Bank AG	Phillip Morris International, Inc.	92.500	USD	01/20/17	353,455	(1,139,765)
2,267	Deutsche Bank AG	Phillip Morris International, Inc.	95.000	USD	01/20/17	510,759	(2,006,295)
2,267	Deutsche Bank AG	Phillip Morris International, Inc.	97.500	USD	01/20/17	339,145	(1,603,903)
1,049	Citigroup, Inc.	Texas Instruments, Inc.	55.000	USD	01/20/17	362,671	(941,478)
1,049	Citigroup, Inc.	Texas Instruments, Inc.	60.000	USD	01/20/17	218,716	(566,460)
206	Citigroup, Inc.	Thermo Fisher Scientific Inc.	155.000	USD	01/20/17	104,916	(115,360)
349	Deutsche Bank AG	Thermo Fisher Scientific Inc.	160.000	USD	01/20/17	150,419	(139,600)
959	Deutsche Bank AG	Thermo Fisher Scientific Inc.	165.000	USD	01/20/17	326,928	(249,340)
1,548	Deutsche Bank AG	Thermo Fisher Scientific Inc.	170.000	USD	01/20/17	380,176	(259,290)
1,561	Deutsche Bank AG	United Health Group Inc.	140.000	USD	01/20/17	517,026	(1,436,120)
1,305	Deutsche Bank AG	United Health Group Inc.	145.000	USD	01/20/17	383,477	(893,925)
2,901	Citigroup, Inc.	Visa, Inc. — Class A	87.500	USD	01/20/17	596,366	(275,595)
1,007	Citigroup, Inc.	Visa, Inc. — Class A	90.000	USD	01/20/17	161,363	(62,434)
1,007	Deutsche Bank AG	Visa, Inc. — Class A	85.000	USD	01/20/17	303,925	(135,945)
1,213	Morgan Stanley	Zoetis, Inc.	55.000	USD	01/20/17	210,480	(133,430)
			Total Written OTC Options			$25,749,219	$(31,794,031)

See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$31,794,031
Total Liability Derivatives		$31,794,031

*	Include cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$8,401,668
Total	$8,401,668

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$2,428,504
Total	$2,428,504

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Bank of America	Citigroup, Inc.	Deutsche Bank AG	JP Morgan Chase & Co.	Morgan Stanley	RCB Capital Markets	Totals
Liabilities:
Written options	$—	$17,804,751	$11,343,015	$397,675	$413,590	$1,835,000	$31,794,031
Total Liabilities	$—	$17,804,751	$11,343,015	$397,675	$413,590	$1,835,000	$31,794,031

Net OTC derivative instruments by counterparty, at fair value	$—	$(17,804,751)	$(11,343,015)	$(397,675)	$(413,590)	$(1,835,000)	(31,794,031)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$—	$(17,804,751)	$(11,343,015)	$(397,675)	$(413,590)	$(1,835,000)	$(31,794,031)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Sector Diversification as of June 30, 2016
(as a percentage of net assets)

Financials	22.0%
Industrials	13.5%
Energy	12.2%
Information Technology	10.2%
Health Care	9.5%
Consumer Discretionary	8.8%
Utilities	8.5%
Consumer Staples	5.1%
Materials	5.0%
Telecommunication Services	2.9%
Technology	0.2%
Consumer, Non-cyclical*	0.0%
Assets in Excess of Other Liabilities**	2.1%
Net Assets	100.0%

* Amount is less than 0.005% or more than (0.005)%.
** Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.7%
		Consumer Discretionary: 8.8%
190,900		Comcast Corp. — Class A	$12,444,771	1.2
359,100		Mattel, Inc.	11,236,239	1.0
476,400		Twenty-First Century Fox, Inc. — Class B	12,981,900	1.2
1,985,775		Other Securities	56,976,187	5.4
			93,639,097	8.8

		Consumer Staples: 5.1%
301,400		Archer-Daniels-Midland Co.	12,927,046	1.2
112,200		PepsiCo, Inc.	11,886,468	1.1
135,600		Wal-Mart Stores, Inc.	9,901,512	1.0
814,169		Other Securities	18,784,308	1.8
			53,499,334	5.1

		Energy: 12.2%
219,600		Apache Corp.	12,225,132	1.1
411,400		Canadian Natural Resources Ltd.	12,683,462	1.2
106,790		Chevron Corp.	11,194,795	1.1
315,224		Exxon Mobil Corp.	29,549,098	2.8
347,600		Royal Dutch Shell PLC — Class A ADR	19,194,472	1.8
302,600	L	Total S.A. ADR	14,555,060	1.4
629,368		Other Securities	29,640,186	2.8
			129,042,205	12.2

COMMON STOCK: (continued)
		Financials: 22.0%
218,400		American Express Co.	$13,269,984	1.3
128,600		Ameriprise Financial, Inc.	11,554,710	1.1
926,419		Bank of America Corp.	12,293,580	1.2
271,100		Citigroup, Inc.	11,491,929	1.1
512,544		JPMorgan Chase & Co.	31,849,484	3.0
397,100		Loews Corp.	16,316,839	1.5
206,500		Marsh & McLennan Cos., Inc.	14,136,990	1.3
361,600		Metlife, Inc.	14,402,528	1.4
571,000		Morgan Stanley	14,834,580	1.4
191,300		Northern Trust Corp.	12,675,538	1.2
208,400		State Street Corp.	11,236,928	1.1
255,100		Wells Fargo & Co.	12,073,883	1.1
3,172,212		Other Securities	56,476,116	5.3
			232,613,089	22.0

		Health Care: 9.5%
87,964		Anthem, Inc.	11,553,192	1.1
163,200		Bristol-Myers Squibb Co.	12,003,360	1.1
166,800		Johnson & Johnson	20,232,840	1.9
171,700		Merck & Co., Inc.	9,891,637	0.9
683,976		Pfizer, Inc.	24,082,795	2.3
464,523		Other Securities	22,836,873	2.2
			100,600,697	9.5

		Industrials: 13.5%
148,800		Boeing Co.	19,324,656	1.8
197,100		Emerson Electric Co.	10,280,736	1.0
1,022,600		General Electric Co.	32,191,448	3.1
111,900		Illinois Tool Works, Inc.	11,655,504	1.1
345,300		Tyco International Plc	14,709,780	1.4
90,200		United Parcel Service, Inc. — Class B	9,716,344	0.9
611,300		Other Securities	44,502,987	4.2
			142,381,455	13.5

		Information Technology: 10.2%
554,200		Applied Materials, Inc.	13,284,174	1.3
423,900		Cisco Systems, Inc.	12,161,691	1.1
158,100		Harris Corp.	13,191,864	1.2
389,900		Microsoft Corp.	19,951,183	1.9
249,300		Qualcomm, Inc.	13,355,001	1.3
190,700		Texas Instruments, Inc.	11,947,355	1.1
460,800		Other Securities	24,404,107	2.3
			108,295,375	10.2

		Materials: 5.0%
236,500		Du Pont E I de Nemours & Co.	15,325,200	1.4
295,493		International Paper Co.	12,522,993	1.2
534,705		Other Securities	24,992,227	2.4
			52,840,420	5.0

See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 2.9%
317,258	Verizon Communications, Inc.	$17,715,687	1.7
1,812,959	Other Securities	12,993,956	1.2
		30,709,643	2.9

	Utilities: 8.5%
970,700	AES Corp.	12,114,336	1.2
137,200	Edison International	10,656,324	1.0
136,100	Entergy Corp.	11,071,735	1.1
305,700	FirstEnergy Corp.	10,671,987	1.0
530,700	NiSource, Inc.	14,074,164	1.3
220,600	PG&E Corp.	14,100,752	1.3
414,400	Other Securities	16,864,412	1.6
		89,553,710	8.5

	Total Common Stock (Cost $850,083,841)	1,033,175,025	97.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.2%
		Consumer, Non-cyclical: 0.0%
75,000	#	VPI Escrow Corp., 6.375%, 10/15/20	64,875	0.0
340,000	#	VRX Escrow Corp., 5.875%, 05/15/23	276,250	0.0
			341,125	0.0

		Technology: 0.2%
1,575,000	#	Western Digital Corp., 10.500%, 04/01/24	1,689,188	0.2

		Total Corporate Bonds/Notes (Cost $1,914,276)	2,030,313	0.2

		Total Long-Term Investments (Cost $851,998,117)	1,035,205,338	97.9

SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateralcc: 1.0%
2,664,780		Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,664,811, collateralized by various U.S. Government Agency Obligations, 3.000%–7.250%, Market Value plus accrued interest $2,718,107, due 01/01/30–06/20/46)	2,664,780	0.2

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: (continued)
2,664,780		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,664,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $2,718,076, due 07/15/16–09/20/65)	$2,664,780	0.2
2,664,780		Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,664,817, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $2,718,076, due 07/07/16–02/01/49)	2,664,780	0.3
560,881		Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $560,888, collateralized by various U.S. Government Agency Obligations, 1.000%–8.000%, Market Value plus accrued interest $572,099, due 06/01/22–11/20/45)	560,881	0.1
2,664,780		Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,664,811, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $2,718,076, due 12/01/16–02/20/66)	2,664,780	0.2
			11,220,001	1.0

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
20,992,241	T. Rowe Price Reserve Investment Fund, 0.320%†† (Cost $20,992,241)	$20,992,241	2.0

	Total Short-Term Investments (Cost $32,212,242)	32,212,242	3.0

	Total Investments in Securities (Cost $884,210,359)	$1,067,417,580	100.9
	Liabilities in Excess of Other Assets	(9,798,312)	(0.9)
	Net Assets	$1,057,619,268	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
Cost for federal income tax purposes is $895,095,354.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$237,492,149
Gross Unrealized Depreciation	(65,169,923)
Net Unrealized Appreciation	$172,322,226

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$93,639,097	$—	$—	$93,639,097
Consumer Staples	46,820,750	6,678,584	—	53,499,334
Energy	129,042,205	—	—	129,042,205
Financials	228,784,793	3,828,296	—	232,613,089
Health Care	93,775,411	6,825,286	—	100,600,697
Industrials	142,381,455	—	—	142,381,455
Information Technology	108,295,375	—	—	108,295,375
Materials	52,840,420	—	—	52,840,420
Telecommunication Services	23,230,778	7,478,865	—	30,709,643
Utilities	89,553,710	—	—	89,553,710
Total Common Stock	1,008,363,994	24,811,031	—	1,033,175,025
Corporate Bonds/Notes	—	2,030,313	—	2,030,313
Short-Term Investments	20,992,241	11,220,001	—	32,212,242
Total Investments, at fair value	$1,029,356,235	$38,061,345	$—	$1,067,417,580

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Geographic Diversification
as of June 30, 2016
(as a percentage of net assets)

Japan	15.3%
United Kingdom	14.6%
Switzerland	6.7%
United States	6.4%
Netherlands	5.7%
Germany	5.3%
India	5.3%
China	4.9%
Hong Kong	4.7%
Sweden	3.7%
Countries between 0.2%–3.2%ˆ	24.5%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 18 countries, which each represents 0.2%–3.2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.0%
		Australia: 3.2%
193,754		Amcor Ltd.	$2,178,495	1.0
1,140,864		Other Securities	4,821,661	2.2
			7,000,156	3.2

		Brazil: 0.5%
111,100		Other Securities	1,172,105	0.5

		Canada: 2.4%
70,400		Canadian Natural Resources Ltd.	2,172,022	1.0
16,900		Canadian Pacific Railway Ltd.	2,175,763	1.0
22,316		Other Securities	768,866	0.4
			5,116,651	2.4

		China: 4.9%
664,000		China Overseas Land & Investment Ltd.	2,116,734	1.0
140,300		Tencent Holdings Ltd.	3,218,436	1.5
881,471		Other Securities(a)	5,256,355	2.4
			10,591,525	4.9

		Denmark: 0.4%
52,235		Other Securities	943,590	0.4

		Finland: 1.0%
54,582		Sampo OYJ	2,232,212	1.0

		France: 3.1%
37,702		Schneider Electric SE	2,199,570	1.0

COMMON STOCK: (continued)
		France: (continued)
52,656		Other Securities	$4,517,046	2.1
			6,716,616	3.1

		Germany: 5.3%
35,396		Bayer AG	3,555,009	1.6
34,608		Fresenius SE & Co. KGaA	2,542,921	1.1
13,635		Linde AG	1,899,863	0.9
16,507	#,@	Scout24 AG	613,578	0.3
56,670		Other Securities(a)	2,991,981	1.4
			11,603,352	5.3

		Hong Kong: 4.7%
731,400		AIA Group Ltd.	4,398,439	2.0
306,240		CK Hutchison Holdings Ltd.	3,368,781	1.6
33,300		Jardine Matheson Holdings Ltd.	1,946,842	0.9
68,740		Other Securities	433,107	0.2
			10,147,169	4.7

		India: 5.3%
48,951		Axis Bank Ltd.	388,974	0.2
43,615		Axis Bank Ltd. GDR	1,694,175	0.8
140,243		Housing Development Finance Corp.	2,612,804	1.2
860,031		NTPC Ltd.	1,996,014	0.9
57,290		Tata Consultancy Services Ltd.	2,171,240	1.0
666,975		Other Securities	2,566,965	1.2
			11,430,172	5.3

		Indonesia: 1.5%
6,517,600		Other Securities	3,314,874	1.5

		Ireland: 0.4%
53,349		Other Securities	826,237	0.4

		Italy: 0.7%
207,278		Other Securities	1,422,668	0.7

		Japan: 15.3%
242,800		Astellas Pharma, Inc.	3,807,673	1.7
80,800		Japan Tobacco, Inc.	3,256,418	1.5
212,000		Mitsubishi Electric Corp.	2,530,932	1.2
72,400		Nippon Telegraph & Telephone Corp.	3,395,192	1.6
45,500		Seven & I Holdings Co., Ltd.	1,907,729	0.9
220,500		Sumitomo Corp.	2,222,618	1.0
75,800		Tokio Marine Holdings, Inc.	2,523,464	1.2
484,900		Yahoo! Japan Corp.	2,150,222	1.0
390,300		Other Securities(a)	11,360,849	5.2
			33,155,097	15.3

		Malaysia: 0.5%
1,572,800		Other Securities	1,143,074	0.5

See Accompanying Notes to Financial Statements

74

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Mexico: 1.1%
254,900		Grupo Financiero Santander Mexico SAB de CV ADR	$2,317,041	1.1

		Netherlands: 5.7%
23,362		ASML Holding NV	2,299,724	1.1
44,575		Airbus Group SE	2,555,047	1.2
208,726		ING Groep NV	2,159,470	1.0
79,388		Royal Dutch Shell PLC — Class B	2,193,389	1.0
123,562		Other Securities(a)	3,119,478	1.4
			12,327,108	5.7

		Russia: 0.2%
10,225		Other Securities	340,892	0.2

		South Korea: 2.5%
2,511		LG Household & Health Care Ltd.	2,452,131	1.1
3,834		Other Securities	3,003,563	1.4
			5,455,694	2.5

		Spain: 2.7%
53,916		Amadeus IT Holding S.A.	2,375,482	1.1
117,100		Grifols SA ADR	1,952,057	0.9
256,191		Other Securities	1,467,841	0.7
			5,795,380	2.7

		Sweden: 3.7%
62,889	L	Hexagon AB	2,301,483	1.0
80,149		Svenska Cellulosa AB SCA	2,575,241	1.2
158,120		Svenska Handelsbanken AB	1,919,658	0.9
65,378		Other Securities	1,345,011	0.6
			8,141,393	3.7

		Switzerland: 6.7%
48,913		Julius Baer Group Ltd.	1,968,666	0.9
39,295		Nestle S.A.	3,044,511	1.4
39,698		Novartis AG	3,276,615	1.5
12,643		Roche Holding AG	3,336,233	1.5
162,232		Other Securities	2,947,861	1.4
			14,573,886	6.7

		Taiwan: 1.6%
707,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,563,066	1.6

		Thailand: 0.4%
669,600		Other Securities	960,501	0.4

		Turkey: 0.6%
467,526		Other Securities	1,234,938	0.6

		United Arab Emirates: 0.8%
109,724		Other Securities	1,823,813	0.8

		United Kingdom: 14.6%
140,975		ARM Holdings PLC	2,141,382	1.0
388,837		Aviva PLC	2,049,682	0.9

COMMON STOCK: (continued)
		United Kingdom: (continued)
194,240		Sky PLC	$2,207,247	1.0
231,894		Capita Group PLC	2,988,089	1.4
112,565		Experian PLC	2,135,602	1.0
47,347		Shire PLC	2,926,178	1.3
1,033,742		Vodafone Group PLC	3,151,749	1.5
104,219		WPP PLC	2,172,082	1.0
2,794,481		Other Securities(a)	11,874,348	5.5
			31,646,359	14.6

		United States: 6.2%
22,100	@	Liberty Global PLC — Class A	642,226	0.3
70,900	@	Liberty Global PLC — Class C	2,031,285	0.9
4,090	@	Priceline.com, Inc.	5,105,997	2.4
434,972		Other Securities(a)	5,570,340	2.6
			13,349,848	6.2
		Total Common Stock (Cost $206,645,975)	208,345,417	96.0

PREFERRED STOCK: 1.1%
		Brazil: 0.9%
199,176		Other Securities	1,876,246	0.9

		United States: 0.2%
30,487		Other Securities	367,826	0.2

		Total Preferred Stock (Cost $2,758,824)	2,244,072	1.1

		Total Long-Term Investments (Cost $209,404,799)	210,589,489	97.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc: 2.7%
1,410,649	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,410,667, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,438,862, due 07/15/16–09/20/65)	1,410,649	0.6

See Accompanying Notes to Financial Statements

75

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,410,649	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,410,668, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $1,438,862, due 07/07/16–02/01/49)	$1,410,649	0.7
1,410,649	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $1,410,666, collateralized by various U.S. Government Agency Obligations, 1.370%–6.059%, Market Value plus accrued interest $1,438,862, due 01/01/19–07/01/46)	1,410,649	0.7
296,893	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $296,897, collateralized by various U.S. Government Agency Obligations, 1.000%–8.000%, Market Value plus accrued interest $302,831, due 06/01/22–11/20/45)	296,893	0.1
1,410,649	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,410,665, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.000%, Market Value plus accrued interest $1,438,862, due 12/01/16–02/20/66)	1,410,649	0.6
		5,939,489	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
3,926,533	T. Rowe Price Reserve Investment Fund, 0.320%†† (Cost $3,926,533)	$3,926,533	1.8

	Total Short-Term Investments (Cost $9,866,022)	9,866,022	4.5

	Total Investments in Securities (Cost $219,270,821)	$220,455,511	101.6
	Liabilities in Excess of Other Assets	(3,458,524)	(1.6)
	Net Assets	$216,996,987	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
(a)	This grouping contains securities on loan.
Cost for federal income tax purposes is $221,914,093.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$20,753,636
Gross Unrealized Depreciation	(22,212,218)
Net Unrealized Depreciation	$(1,458,582)

Sector Diversification	Percentage of Net Assets
Financials	19.1%
Industrials	15.7
Information Technology	13.5
Health Care	13.2
Consumer Discretionary	11.8
Consumer Staples	9.7
Telecommunication Services	5.0
Materials	4.5
Energy	3.0
Utilities	1.6
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

76

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,000,156	$—	$7,000,156
Brazil	1,172,105	—	—	1,172,105
Canada	5,116,651	—	—	5,116,651
China	3,802,593	6,788,932	—	10,591,525
Denmark	—	943,590	—	943,590
Finland	—	2,232,212	—	2,232,212
France	—	6,716,616	—	6,716,616
Germany	—	11,603,352	—	11,603,352
Hong Kong	—	10,147,169	—	10,147,169
India	—	11,430,172	—	11,430,172
Indonesia	1,529,228	1,785,646	—	3,314,874
Ireland	—	826,237	—	826,237
Italy	—	1,422,668	—	1,422,668
Japan	—	33,155,097	—	33,155,097
Malaysia	1,143,074	—	—	1,143,074
Mexico	2,317,041	—	—	2,317,041
Netherlands	1,574,634	10,752,474	—	12,327,108
Russia	—	340,892	—	340,892
South Korea	—	5,455,694	—	5,455,694
Spain	1,952,057	3,843,323	—	5,795,380
Sweden	—	8,141,393	—	8,141,393
Switzerland	—	14,573,886	—	14,573,886
Taiwan	—	3,563,066	—	3,563,066
Thailand	—	960,501	—	960,501
Turkey	—	1,234,938	—	1,234,938
United Arab Emirates	—	1,823,813	—	1,823,813
United Kingdom	2,288,004	29,358,355	—	31,646,359
United States	11,307,037	2,042,811	—	13,349,848
Total Common Stock	32,202,424	176,142,993	—	208,345,417
Preferred Stock	1,876,246	—	367,826	2,244,072
Short-Term Investments	3,926,533	5,939,489	—	9,866,022
Total Investments, at fair value	$38,005,203	$182,082,482	$367,826	$220,455,511
Other Financial Instruments+
Forward Foreign Currency Contracts	—	244,672	—	244,672
Total Assets	$38,005,203	$182,327,154	$367,826	$220,700,183
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(54,997)	$—	$(54,997)
Total Liabilities	$—	$(54,997)	$—	$(54,997)

(1)	For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2016, securities valued at $2,473,335 and $2,697,632 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

77

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Counterparty	Currency	Contract Amount	Buy/ Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	1,130,404	Sell	09/07/16	$1,646,806	$1,505,769	$141,037
Citigroup, Inc.	British Pound	749,000	Sell	09/07/16	1,101,351	997,716	103,635
HBSC Bank PLC	Japanese Yen	235,213,000	Sell	07/19/16	2,223,837	2,278,834	(54,997)
							$189,675

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$244,672
Total Asset Derivatives		$244,672
Liability Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$54,997
Total Liability Derivatives		$54,997

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(92,258)
Total	$(92,258)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(189,675)
Total	$(189,675)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Barclays Bank PLC	Citigroup, Inc.	HSBC Bank PLC	Totals
Assets:
Forward foreign currency contracts	$141,037	$103,635	$—	$244,672
Total Assets	$141,037	$103,635	$—	$244,672
Liabilities:
Forward foreign currency contracts	$—	$—	$54,997	$54,997
Total Liabilities	$—	$—	$54,997	$54,997

Net OTC derivative instruments by counterparty, at fair value	$141,037	$103,635	$(54,997)	$189,675

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$141,037	$103,635	$(54,997)	$189,675

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

78

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Investment Advisers
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT1AISS2 (0616-082316)

Semi-Annual Report
June 30, 2016
Classes ADV, I, R6, S and S2
Voya Investors Trust
■
Voya High Yield Portfolio

■
Voya Large Cap Growth Portfolio

■
Voya Large Cap Value Portfolio

■
Voya Limited Maturity Bond Portfolio

■
Voya Multi-Manager Large Cap Core Portfolio

■
Voya U.S. Stock Index Portfolio

■
VY® Clarion Real Estate Portfolio

■
VY® Franklin Income Portfolio

■
VY® JPMorgan Small Cap Core Equity Portfolio

■
VY® Templeton Global Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,072.40	1.08%	$5.56	$1,000.00	$1,019.49	1.08%	$5.42
Class I	1,000.00	1,076.70	0.48	2.48	1,000.00	1,022.48	0.48	2.41
Class S	1,000.00	1,074.30	0.73	3.76	1,000.00	1,021.23	0.73	3.67
Class S2	1,000.00	1,074.50	0.88	4.54	1,000.00	1,020.49	0.88	4.42
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$988.40	1.27%	$6.28	$1,000.00	$1,018.55	1.27%	$6.37
Class I	1,000.00	991.20	0.67	3.32	1,000.00	1,021.53	0.67	3.37
Class R6	1,000.00	991.20	0.67	3.32	1,000.00	1,021.53	0.67	3.37
Class S	1,000.00	989.90	0.92	4.55	1,000.00	1,020.29	0.92	4.62
Class S2	1,000.00	989.30	1.07	5.29	1,000.00	1,019.54	1.07	5.37
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,032.00	1.24%	$6.26	$1,000.00	$1,018.70	1.24%	$6.22
Class I	1,000.00	1,034.20	0.64	3.24	1,000.00	1,021.68	0.64	3.22
Class R6	1,000.00	1,034.20	0.64	3.24	1,000.00	1,021.68	0.64	3.22
Class S	1,000.00	1,032.70	0.89	4.50	1,000.00	1,020.44	0.89	4.47
Class S2	1,000.00	1,031.80	1.04	5.25	1,000.00	1,019.69	1.04	5.22

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,013.30	0.89%	$4.46	$1,000.00	$1,020.44	0.89%	$4.47
Class I	1,000.00	1,016.00	0.29	1.45	1,000.00	1,023.42	0.29	1.46
Class S	1,000.00	1,014.50	0.54	2.70	1,000.00	1,022.18	0.54	2.72
Voya Multi-Manager Large Cap Core Portfolio
Class ADV	$1,000.00	$1,018.00	1.33%	$6.67	$1,000.00	$1,018.25	1.33%	$6.67
Class I	1,000.00	1,022.10	0.73	3.67	1,000.00	1,021.23	0.73	3.67
Class R6(1)	1,000.00	1,010.90	0.73	1.18	1,000.00	1,021.23	0.73	3.67
Class S	1,000.00	1,020.70	0.98	4.92	1,000.00	1,019.99	0.98	4.92
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,033.90	0.80%	$4.05	$1,000.00	$1,020.89	0.80%	$4.02
Class I	1,000.00	1,036.70	0.27	1.37	1,000.00	1,023.52	0.27	1.36
Class S	1,000.00	1,035.40	0.51	2.58	1,000.00	1,022.33	0.51	2.56
Class S2	1,000.00	1,034.30	0.67	3.39	1,000.00	1,021.53	0.67	3.37
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,107.00	1.31%	$6.86	$1,000.00	$1,018.35	1.31%	$6.57
Class I	1,000.00	1,110.10	0.71	3.72	1,000.00	1,021.33	0.71	3.57
Class S	1,000.00	1,109.00	0.96	5.03	1,000.00	1,020.09	0.96	4.82
Class S2	1,000.00	1,107.90	1.11	5.82	1,000.00	1,019.34	1.11	5.57
VY® Franklin Income Portfolio
Class ADV	$1,000.00	$1,070.30	1.37%	$7.05	$1,000.00	$1,018.05	1.37%	$6.87
Class I	1,000.00	1,073.70	0.77	3.97	1,000.00	1,021.03	0.77	3.87
Class S	1,000.00	1,072.00	1.02	5.25	1,000.00	1,019.79	1.02	5.12
Class S2	1,000.00	1,071.20	1.17	6.03	1,000.00	1,019.05	1.17	5.87
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,036.90	1.46%	$7.39	$1,000.00	$1,017.60	1.46%	$7.32
Class I	1,000.00	1,040.20	0.86	4.36	1,000.00	1,020.59	0.86	4.32
Class R6(1)	1,000.00	1,033.10	0.86	1.41	1,000.00	1,020.59	0.86	4.32
Class S	1,000.00	1,038.90	1.11	5.63	1,000.00	1,019.34	1.11	5.57
Class S2	1,000.00	1,038.10	1.26	6.38	1,000.00	1,018.60	1.26	6.32
VY® Templeton Global Growth Portfolio
Class ADV	$1,000.00	$974.90	1.55%	$7.61	$1,000.00	$1,017.16	1.55%	$7.77
Class I	1,000.00	977.70	0.95	4.67	1,000.00	1,020.14	0.95	4.77
Class S	1,000.00	976.30	1.20	5.90	1,000.00	1,018.90	1.20	6.02
Class S2	1,000.00	976.20	1.35	6.63	1,000.00	1,018.15	1.35	6.77

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was May 3, 2016. Expenses paid for the actual Portolio’s return reflect the 59-day period ended June 30, 2016.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$622,711,480	$5,847,458,226	$1,532,543,483	$272,825,021
Short-term investments at fair value**	39,819,453	36,463,879	55,004,317	1,413,974
Total investments at fair value	$662,530,933	$5,883,922,105	$1,587,547,800	$274,238,995
Cash	19,529,314	137	—	1,229,651
Cash collateral for futures	—	—	—	195,222
Cash pledged for centrally cleared swaps (Note 2)	—	—	—	430,000
Receivables:
Investment securities sold	4,584,005	8,891,529	12,046,942	5,500,063
Fund shares sold	82,365	8,161,129	49,050	1,282,104
Dividends	—	3,033,511	3,707,281	279
Interest	10,386,596	—	—	1,053,496
Foreign tax reclaims	—	226,387	246,619	—
Prepaid expenses	—	69,008	17,821	—
Reimbursement due from manager	—	18,382	123,096	—
Other assets	20,651	149,438	56,308	10,116
Total assets	697,133,864	5,904,471,626	1,603,794,917	283,939,926
LIABILITIES:
Payable for investment securities purchased	6,018,579	4,958,096	—	7,241,923
Payable for fund shares redeemed	1,354,596	3,944,363	3,559,983	35,688
Payable upon receipt of securities loaned	39,819,453	246,279	34,889,317	1,413,974
Variation margin payable on centrally cleared swaps	—	—	—	3,118
Payable for unified fees	260,904	—	—	62,440
Payable for investment management fees	—	3,139,451	914,128	—
Payable for distribution and shareholder service fees	147,551	1,449,793	225,106	32,149
Payable to custodian due to bank overdraft	—	—	236,640	—
Payable to trustees under the deferred compensation plan (Note 6)	20,651	149,438	56,308	10,116
Payable for trustee fees	—	29,639	7,691	—
Other accrued expenses and liabilities	—	603,286	264,244	—
Total liabilities	47,621,734	14,520,345	40,153,417	8,799,408
NET ASSETS	$649,512,130	$5,889,951,281	$1,563,641,500	$275,140,518
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$702,909,734	$4,342,725,425	$1,476,103,483	$275,782,463
Undistributed net investment income	8,659,039	26,891,909	23,391,256	4,795,739
Accumulated net realized gain (loss)	(46,632,454)	1,047,086,533	(20,923,714)	(6,766,759)
Net unrealized appreciation (depreciation)	(15,424,189)	473,247,414	85,070,475	1,329,075
NET ASSETS	$649,512,130	$5,889,951,281	$1,563,641,500	$275,140,518
+ Including securities loaned at value	$38,844,043	$234,858	$34,136,162	$1,381,475
* Cost of investments in securities	$638,135,669	$5,374,196,378	$1,447,452,236	$271,067,556
** Cost of short-term investments	$39,819,453	$36,463,879	$55,004,317	$1,413,974
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
Class ADV
Net assets	$94,804,442	$2,079,262,674	$62,431,036	$25,020,971
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,758,688	116,032,183	5,531,251	2,516,527
Net asset value and redemption price per share	$9.71	$17.92	$11.29	$9.94
Class I
Net assets	$66,209,230	$1,792,600,481	$550,468,793	$153,718,257
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,811,370	94,142,665	47,852,078	15,036,753
Net asset value and redemption price per share	$9.72	$19.04	$11.50	$10.22
Class R6
Net assets	n/a	$1,527,477	$2,985	n/a
Shares authorized	n/a	unlimited	unlimited	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	80,208	260	n/a
Net asset value and redemption price per share	n/a	$19.04	$11.50	n/a
Class S
Net assets	$482,969,716	$1,948,680,089	$950,162,847	$96,401,290
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,718,463	104,418,022	83,619,175	9,382,506
Net asset value and redemption price per share	$9.71	$18.66	$11.36	$10.27
Class S2
Net assets	$5,528,742	$67,880,560	$575,839	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	568,334	3,662,808	50,717	n/a
Net asset value and redemption price per share	$9.73	$18.53	$11.35	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
ASSETS:
Investments in securities at fair value+*	$385,555,044	$4,307,577,946	$685,405,438	$472,588,894
Short-term investments at fair value**	10,502,456	41,424,013	18,141,554	49,144,518
Total investments at fair value	$396,057,500	$4,349,001,959	$703,546,992	$521,733,412
Cash	—	620,848	—	7,581,231
Cash collateral for futures	—	1,432,768	—	—
Receivables:
Investment securities sold	—	112,638,469	1,721,632	1,957,937
Fund shares sold	3,473,134	2,581,480	795,107	—
Dividends	502,730	5,006,876	2,546,342	609,767
Interest	—	—	—	3,271,285
Foreign tax reclaims	—	—	—	144,086
Prepaid expenses	—	—	7,535	5,580
Reimbursement due from manager	—	—	50,148	—
Other assets	6,003	77,921	21,016	17,838
Total assets	400,039,367	4,471,360,321	708,688,772	535,321,136
LIABILITIES:
Payable for investment securities purchased	437,115	4,998,332	2,749,254	—
Payable for fund shares redeemed	657,766	115,486,306	5,209,485	1,273,035
Payable upon receipt of securities loaned	—	21,029,013	13,547,794	41,957,956
Payable for unified fees	235,147	939,943	—	—
Payable for investment management fees	—	—	440,984	301,110
Payable for distribution and shareholder service fees	12,591	121,333	142,233	118,561
Payable to trustees under the deferred compensation plan (Note 6)	6,003	77,921	21,016	17,838
Payable for trustee fees	—	—	3,274	2,410
Other accrued expenses and liabilities	—	—	70,513	116,967
Total liabilities	1,348,622	142,652,848	22,184,553	43,787,877
NET ASSETS	$398,690,745	$4,328,707,473	$686,504,219	$491,533,259
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$340,628,213	$2,549,783,840	$583,654,077	$476,753,815
Undistributed net investment income	6,866,026	60,133,598	17,681,978	42,867,024
Accumulated net realized gain (loss)	16,534,681	370,531,846	(42,922,918)	(54,746,789)
Net unrealized appreciation	34,661,825	1,348,258,189	128,091,082	26,659,209
NET ASSETS	$398,690,745	$4,328,707,473	$686,504,219	$491,533,259
+ Including securities loaned at value	$—	$20,494,975	$13,205,594	$40,945,225
* Cost of investments in securities	$350,893,219	$2,959,251,585	$557,314,356	$445,760,209
** Cost of short-term investments	$10,502,456	$41,424,013	$18,141,554	$49,302,798
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
Class ADV
Net assets	$1,095,164	$117,517,127	$97,783,286	$67,272,331
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	74,580	8,760,524	2,589,677	6,399,753
Net asset value and redemption price per share	$14.68	$13.41	$37.76	$10.51
Class I
Net assets	$338,871,330	$3,975,636,543	$115,026,557	$9,386,689
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,871,486	287,492,196	2,901,473	858,724
Net asset value and redemption price per share	$14.82	$13.83	$39.64	$10.93
Class R6
Net assets	$3,007	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	203	n/a	n/a	n/a
Net asset value and redemption price per share	$14.81	n/a	n/a	n/a
Class S
Net assets	$58,721,244	$49,541,394	$446,798,380	$407,074,477
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,962,655	3,607,878	11,316,733	37,449,621
Net asset value and redemption price per share	$14.82	$13.73	$39.48	$10.87
Class S2
Net assets	n/a	$186,012,409	$26,895,996	$7,799,762
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	13,705,543	685,887	719,962
Net asset value and redemption price per share	n/a	$13.57	$39.21	$10.83
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
ASSETS:
Investments in securities at fair value+*	$671,571,999	$186,865,474
Short-term investments at fair value**	51,306,398	8,689,337
Total investments at fair value	$722,878,397	$195,554,811
Cash	43,371	564,458
Cash collateral for futures	763,470	—
Foreign currencies at value***	—	1,045
Receivables:
Investment securities sold	4,871,180	120,769
Fund shares sold	39,438	578,606
Dividends	819,841	246,228
Foreign tax reclaims	—	258,289
Other assets	14,227	13,484
Total assets	729,429,924	197,337,690
LIABILITIES:
Payable for investment securities purchased	3,228,141	241,189
Payable for fund shares redeemed	1,525,265	100,270
Payable upon receipt of securities loaned	30,233,472	7,689,337
Payable for unified fees	482,858	150,969
Payable for distribution and shareholder service fees	144,498	39,331
Payable to trustees under the deferred compensation plan (Note 6)	14,227	13,484
Total liabilities	35,628,461	8,234,580
NET ASSETS	$693,801,463	$189,103,110
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$526,548,470	$130,819,229
Undistributed net investment income	5,597,875	9,385,627
Accumulated net realized gain	62,673,983	58,823,188
Net unrealized appreciation (depreciation)	98,981,135	(9,924,934)
NET ASSETS	$693,801,463	$189,103,110
+ Including securities loaned at value	$29,333,631	$7,293,475
* Cost of investments in securities	$572,735,371	$196,772,978
** Cost of short-term investments	$51,306,398	$8,689,337
*** Cost of foreign currencies	$—	$1,279
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
Class ADV
Net assets	$105,949,423	$5,535
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	6,074,460	431
Net asset value and redemption price per share	$17.44	$12.83
Class I
Net assets	$158,702,330	$1,824,493
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	8,630,769	138,615
Net asset value and redemption price per share	$18.39	$13.16
Class R6
Net assets	$3,051	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	166	n/a
Net asset value and redemption price per share	$18.39	n/a
Class S
Net assets	$390,880,723	$184,071,939
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	21,528,812	13,941,759
Net asset value and redemption price per share	$18.16	$13.20
Class S2
Net assets	$38,265,936	$3,201,143
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,129,631	244,418
Net asset value and redemption price per share	$17.97	$13.10
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio	Voya Limited Maturity Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$39,326,630	$23,426,174	$5,296
Interest	21,325,432	—	—	2,540,561
Securities lending income, net	162,253	107,486	135,581	43,627
Total investment income	21,487,685	39,434,116	23,561,755	2,589,484
EXPENSES:
Investment management fees	—	19,096,249	5,478,673	—
Unified fees	1,535,919	—	—	381,114
Distribution and shareholder service fees:
Class ADV	323,750	7,287,081	216,434	92,245
Class S	581,744	2,450,671	1,166,424	121,354
Class S2	12,478	166,191	1,302	—
Transfer agent fees	—	3,975	1,340	—
Shareholder reporting expense	—	142,506	77,060	—
Professional fees	—	123,340	37,395	—
Custody and accounting expense	—	332,864	92,320	—
Trustee fees and expenses	24,213	88,917	23,073	9,832
Miscellaneous expense	—	124,611	41,744	—
Interest expense	—	—	—	1,743
Total expenses	2,478,104	29,816,405	7,135,765	606,288
Net waived and reimbursed fees	(94,766)	(1,171,159)	(883,708)	(13,360)
Net expenses	2,383,338	28,645,246	6,252,057	592,928
Net investment income	19,104,347	10,788,870	17,309,698	1,996,556
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(18,421,878)	273,090,633	(52,053,808)	(77,494)
Foreign currency related transactions	(41)	(1,368)	(14,387)	—
Futures	—	—	—	(145,284)
Swaps	—	—	—	(155,630)
Net realized gain (loss)	(18,421,919)	273,089,265	(52,068,195)	(378,408)
Net change in unrealized appreciation (depreciation) on:
Investments	44,774,522	(355,770,138)	83,518,785	3,193,603
Foreign currency related transactions	—	5,761	18,667	—
Futures	—	—	—	318,131
Swaps	—	—	—	(890,856)
Net change in unrealized appreciation (depreciation)	44,774,522	(355,764,377)	83,537,452	2,620,878
Net realized and unrealized gain (loss)	26,352,603	(82,675,112)	31,469,257	2,242,470
Increase (decrease) in net assets resulting from operations	$45,456,950	$(71,886,242)	$48,778,955	$4,239,026
* Foreign taxes withheld	$—	$16,403	$152,179	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya Multi- Manager Large Cap Core Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® Franklin Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,756,677	$49,632,348	$10,844,613	$6,498,805
Interest	—	8,540	—	7,076,100
Securities lending income, net	8,260	135,033	2,387	229,789
Total investment income	3,764,937	49,775,921	10,847,000	13,804,694
EXPENSES:
Investment management fees	—	—	2,654,230	1,797,794
Unified fees	1,387,998	5,646,734	—	—
Distribution and shareholder service fees:
Class ADV	3,900	390,412	311,082	228,510
Class S	72,685	60,700	520,229	496,780
Class S2	—	410,226	59,400	17,580
Transfer agent fees	—	—	550	290
Shareholder reporting expense	—	—	17,050	5,920
Professional fees	—	—	13,952	12,985
Custody and accounting expense	—	—	33,120	32,704
Trustee fees and expenses	14,757	161,156	9,821	7,231
Miscellaneous expense	—	—	18,227	18,663
Interest expense	283	2,118	—	—
Total expenses	1,479,623	6,671,346	3,637,661	2,618,457
Net waived and reimbursed fees	(15,065)	(143,987)	(480,437)	(72,452)
Brokerage commission recapture	(9,436)	—	—	(142)
Net expenses	1,455,122	6,527,359	3,157,224	2,545,863
Net investment income	2,309,815	43,248,562	7,689,776	11,258,831
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,754,136	167,302,515	31,814,090	15,889,542
Foreign currency related transactions	(17)	—	28	9,308
Futures	—	3,193,279	—	—
Net realized gain	3,754,119	170,495,794	31,814,118	15,898,850
Net change in unrealized appreciation (depreciation) on:
Investments	1,760,621	(56,052,509)	28,899,265	5,848,749
Foreign currency related transactions	—	—	—	6,540
Futures	—	228,099	—	—
Net change in unrealized appreciation (depreciation)	1,760,621	(55,824,410)	28,899,265	5,855,289
Net realized and unrealized gain	5,514,740	114,671,384	60,713,383	21,754,139
Increase in net assets resulting from operations	$7,824,555	$157,919,946	$68,403,159	$33,012,970
* Foreign taxes withheld	$4,080	$—	$—	$231,128
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio	VY® Templeton Global Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,434,540	$3,164,056
Interest	—	2,892
Securities lending income, net	248,639	192,034
Total investment income	5,683,179	3,358,982
EXPENSES:
Unified fees	2,823,083	921,861
Distribution and shareholder service fees:
Class ADV	349,666	19
Class S	468,893	233,789
Class S2	88,135	7,483
Trustee fees and expenses	25,208	6,974
Total expenses	3,754,985	1,170,126
Net waived and reimbursed fees	(61,570)	(16,190)
Brokerage commission recapture	(15,140)	(1,328)
Net expenses	3,678,275	1,152,608
Net investment income	2,004,904	2,206,374
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,064,131	1,546,509
Foreign currency related transactions	(9)	(20,211)
Futures	(197,929)	—
Net realized gain	4,866,193	1,526,298
Net change in unrealized appreciation (depreciation) on:
Investments	16,886,784	(8,991,363)
Foreign currency related transactions	—	7,691
Futures	130,323	—
Net change in unrealized appreciation (depreciation)	17,017,107	(8,983,672)
Net realized and unrealized gain (loss)	21,883,300	(7,457,374)
Increase (decrease) in net assets resulting from operations	$23,888,204	$(5,251,000)
* Foreign taxes withheld	$3,056	$316,626
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya High Yield Portfolio		Voya Large Cap Growth Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$19,104,347	$42,232,492	$10,788,870	$16,161,891
Net realized gain (loss)	(18,421,919)	(9,328,565)	273,089,265	788,038,537
Net change in unrealized appreciation (depreciation)	44,774,522	(44,357,818)	(355,764,377)	(414,788,813)
Increase (decrease) in net assets resulting from operations	45,456,950	(11,453,891)	(71,886,242)	389,411,615
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(2,819,250)	(5,742,211)	—	(190,421)
Class I	(2,123,976)	(3,701,062)	—	(10,448,530)
Class S	(14,980,765)	(32,239,715)	—	(8,036,581)
Class S2	(168,753)	(345,147)	—	(204,971)
Net realized gains:
Class ADV	—	—	—	(239,941,829)
Class I	—	—	—	(180,817,870)
Class S	—	—	—	(218,363,228)
Class S2	—	—	—	(8,248,358)
Total distributions	(20,092,744)	(42,028,135)	—	(666,251,788)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,612,128	68,039,728	197,215,363	315,039,053
Reinvestment of distributions	20,092,744	42,028,135	—	666,251,788
	50,704,872	110,067,863	197,215,363	981,290,841
Cost of shares redeemed	(62,064,918)	(190,766,331)	(511,633,957)	(1,156,779,520)
Net decrease in net assets resulting from capital share transactions	(11,360,046)	(80,698,468)	(314,418,594)	(175,488,679)
Net increase (decrease) in net assets	14,004,160	(134,180,494)	(386,304,836)	(452,328,852)
NET ASSETS:
Beginning of year or period	635,507,970	769,688,464	6,276,256,117	6,728,584,969
End of year or period	$649,512,130	$635,507,970	$5,889,951,281	$6,276,256,117
Undistributed net investment income at end of year or period	$8,659,039	$9,647,436	$26,891,909	$16,103,039

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Large Cap Value Portfolio		Voya Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$17,309,698	$32,549,569	$1,996,556	$3,035,990
Net realized gain (loss)	(52,068,195)	49,021,079	(378,408)	(352,855)
Net change in unrealized appreciation (depreciation)	83,537,452	(163,182,579)	2,620,878	(710,380)
Increase (decrease) in net assets resulting from operations	48,778,955	(81,611,931)	4,239,026	1,972,755
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(945,149)	(53,483)	(180,976)
Class I	—	(11,223,240)	(473,532)	(1,822,280)
Class R6	—	(51)	—	—
Class S	—	(17,273,824)	(259,295)	(983,100)
Class S2	—	(9,124)	—	—
Net realized gains:
Class ADV	—	(3,334,725)	—	—
Class I	—	(32,039,011)	—	—
Class S	—	(48,977,331)	—	—
Class S2	—	(37,631)	—	—
Total distributions	—	(113,840,086)	(786,310)	(2,986,356)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,319,376	54,396,063	39,560,406	98,689,004
Proceeds from shares issued in merger (Note 11)	—	197,866,458	—	—
Reinvestment of distributions	—	113,840,035	786,310	2,986,356
	27,319,376	366,102,556	40,346,716	101,675,360
Cost of shares redeemed	(139,293,967)	(324,064,656)	(58,274,600)	(96,455,794)
Net increase (decrease) in net assets resulting from capital share transactions	(111,974,591)	42,037,900	(17,927,884)	5,219,566
Net increase (decrease) in net assets	(63,195,636)	(153,414,117)	(14,475,168)	4,205,965
NET ASSETS:
Beginning of year or period	1,626,837,136	1,780,251,253	289,615,686	285,409,721
End of year or period	$1,563,641,500	$1,626,837,136	$275,140,518	$289,615,686
Undistributed net investment income at end of year or period	$23,391,256	$6,081,558	$4,795,739	$3,585,493

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Multi-Manager Large Cap Core Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,309,815	$4,096,360	$43,248,562	$83,504,712
Net realized gain	3,754,119	14,141,929	170,495,794	257,331,863
Net change in unrealized appreciation (depreciation)	1,760,621	(20,749,422)	(55,824,410)	(274,947,437)
Increase (decrease) in net assets resulting from operations	7,824,555	(2,511,133)	157,919,946	65,889,138
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,771)	—	(1,657,029)
Class I	—	(3,460,112)	—	(77,774,655)
Class S	—	(472,743)	—	(857,419)
Class S2	—	—	—	(2,746,282)
Net realized gains:
Class ADV	—	(84,762)	—	(11,207,129)
Class I	—	(18,779,826)	—	(362,468,135)
Class S	—	(4,203,896)	—	(6,238,281)
Class S2	—	—	—	(15,854,896)
Total distributions	—	(27,006,110)	—	(478,803,826)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,741,401	195,981,902	294,022,996	848,039,746
Reinvestment of distributions	—	27,006,110	—	478,803,826
	55,741,401	222,988,012	294,022,996	1,326,843,572
Cost of shares redeemed	(65,436,654)	(125,558,575)	(625,131,511)	(955,274,748)
Net increase (decrease) in net assets resulting from capital share transactions	(9,695,253)	97,429,437	(331,108,515)	371,568,824
Net increase (decrease) in net assets	(1,870,698)	67,912,194	(173,188,569)	(41,345,864)
NET ASSETS:
Beginning of year or period	400,561,443	332,649,249	4,501,896,042	4,543,241,906
End of year or period	$398,690,745	$400,561,443	$4,328,707,473	$4,501,896,042
Undistributed net investment income at end of year or period	$6,866,026	$4,556,211	$60,133,598	$16,885,036

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® Clarion Real Estate Portfolio		VY® Franklin Income Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$7,689,776	$10,006,533	$11,258,831	$31,232,139
Net realized gain (loss)	31,814,118	63,542,538	15,898,850	(23,128,446)
Net change in unrealized appreciation (depreciation)	28,899,265	(56,361,881)	5,855,289	(47,898,365)
Increase (decrease) in net assets resulting from operations	68,403,159	17,187,190	33,012,970	(39,794,672)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,065,344)	—	(3,533,679)
Class I	—	(2,198,922)	—	(14,249,415)
Class S	—	(6,097,641)	—	(22,612,138)
Class S2	—	(312,861)	—	(407,006)
Total distributions	—	(9,674,768)	—	(40,802,238)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,897,522	107,679,392	4,816,168	23,675,873
Reinvestment of distributions	—	9,674,768	—	40,802,238
	29,897,522	117,354,160	4,816,168	64,478,111
Cost of shares redeemed	(87,096,256)	(199,272,924)	(46,345,299)	(438,952,480)
Net decrease in net assets resulting from capital share transactions	(57,198,734)	(81,918,764)	(41,529,131)	(374,474,369)
Net increase (decrease) in net assets	11,204,425	(74,406,342)	(8,516,161)	(455,071,279)
NET ASSETS:
Beginning of year or period	675,299,794	749,706,136	500,049,420	955,120,699
End of year or period	$686,504,219	$675,299,794	$491,533,259	$500,049,420
Undistributed net investment income at end of year or period	$17,681,978	$9,992,202	$42,867,024	$31,608,193

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	VY® JPMorgan Small Cap Core Equity Portfolio		VY® Templeton Global Growth Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,004,904	$3,602,775	$2,206,374	$7,467,542
Net realized gain	4,866,193	60,366,053	1,526,298	57,080,760
Net change in unrealized appreciation (depreciation)	17,017,107	(91,367,457)	(8,983,672)	(76,169,222)
Increase (decrease) in net assets resulting from operations	23,888,204	(27,398,629)	(5,251,000)	(11,620,920)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(150)
Class I	—	(762,474)	—	(8,152,911)
Class S	—	(943,798)	—	(6,219,438)
Class S2	—	(22,418)	—	(103,766)
Net realized gains:
Class ADV	—	(13,075,024)	—	(183)
Class I	—	(19,545,024)	—	(7,990,921)
Class S	—	(53,574,274)	—	(6,812,850)
Class S2	—	(5,459,300)	—	(123,950)
Total distributions	—	(93,382,312)	—	(29,404,169)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,049,820	89,318,707	1,129,206	11,874,429
Reinvestment of distributions	—	93,382,312	—	29,404,169
	24,049,820	182,701,019	1,129,206	41,278,598
Cost of shares redeemed	(63,764,068)	(121,792,264)	(15,975,353)	(352,472,161)
Net increase (decrease) in net assets resulting from capital share transactions	(39,714,248)	60,908,755	(14,846,147)	(311,193,563)
Net decrease in net assets	(15,826,044)	(59,872,186)	(20,097,147)	(352,218,652)
NET ASSETS:
Beginning of year or period	709,627,507	769,499,693	209,200,257	561,418,909
End of year or period	$693,801,463	$709,627,507	$189,103,110	$209,200,257
Undistributed net investment income at end of year or period	$5,597,875	$3,592,971	$9,385,627	$7,179,253

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio
Class ADV
06-30-16	9.33	0.27•	0.40	0.67	0.29	—	—	0.29	—	9.71	7.24	1.20	1.08	1.08	5.77	94,804	16
12-31-15	10.10	0.56•	(0.78)	(0.22)	0.55	—	—	0.55	—	9.33	(2.35)	1.24	1.08	1.08	5.57	94,398	33
12-31-14	10.60	0.57•	(0.47)	0.10	0.60	—	—	0.60	—	10.10	0.81	1.25	1.08	1.08	5.44	111,226	78
12-31-13	10.63	0.58•	(0.04)	0.54	0.57	—	—	0.57	—	10.60	5.25	1.25	1.10	1.10	5.44	117,539	26
12-31-12	9.93	0.59	0.73	1.32	0.62	—	—	0.62	—	10.63	13.64	1.25	1.10	1.10	5.81	92,640	32
12-31-11	10.22	0.71•	(0.31)	0.40	0.69	—	—	0.69	—	9.93	4.05	1.25	1.10	1.10	7.05	50,704	30
Class I
06-30-16	9.33	0.30•	0.40	0.70	0.31	—	—	0.31	—	9.72	7.67	0.50	0.48	0.48	6.37	66,209	16
12-31-15	10.11	0.60	(0.77)	(0.17)	0.61	—	—	0.61	—	9.33	(1.86)	0.49	0.48	0.48	6.18	63,622	33
12-31-14	10.61	0.64•	(0.48)	0.16	0.66	—	—	0.66	—	10.11	1.41	0.50	0.48	0.48	6.03	61,136	78
12-31-13	10.64	0.64•	(0.03)	0.61	0.64	—	—	0.64	—	10.61	5.89	0.50	0.50	0.50	6.01	86,289	26
12-31-12	9.93	0.66•	0.73	1.39	0.68	—	—	0.68	—	10.64	14.43	0.50	0.50	0.50	6.43	147,591	32
12-31-11	10.22	0.76•	(0.29)	0.47	0.76	—	—	0.76	—	9.93	4.69	0.50	0.50	0.50	7.61	245,411	30
Class S
06-30-16	9.33	0.29•	0.39	0.68	0.30	—	—	0.30	—	9.71	7.43	0.75	0.73	0.73	6.12	482,970	16
12-31-15	10.10	0.59•	(0.77)	(0.18)	0.59	—	—	0.59	—	9.33	(2.01)	0.74	0.73	0.73	5.91	472,161	33
12-31-14	10.60	0.61•	(0.48)	0.13	0.63	—	—	0.63	—	10.10	1.16	0.75	0.73	0.73	5.79	590,463	78
12-31-13	10.63	0.62	(0.04)	0.58	0.61	—	—	0.61	—	10.60	5.62	0.75	0.75	0.75	5.78	691,275	26
12-31-12	9.93	0.64•	0.71	1.35	0.65	—	—	0.65	—	10.63	14.04	0.75	0.75	0.75	6.17	759,066	32
12-31-11	10.22	0.75	(0.31)	0.44	0.73	—	—	0.73	—	9.93	4.41	0.75	0.75	0.75	7.39	624,367	30
Class S2
06-30-16	9.34	0.28•	0.41	0.69	0.30	—	—	0.30	—	9.73	7.45	0.97	0.88	0.88	5.97	5,529	16
12-31-15	10.11	0.58•	(0.77)	(0.19)	0.58	—	—	0.58	—	9.34	(2.15)	0.99	0.88	0.88	5.76	5,327	33
12-31-14	10.62	0.59	(0.48)	0.11	0.62	—	—	0.62	—	10.11	0.92	1.00	0.88	0.88	5.64	6,863	78
12-31-13	10.65	0.60•	(0.03)	0.57	0.60	—	—	0.60	—	10.62	5.47	1.00	0.90	0.90	5.63	6,722	26
12-31-12	9.94	0.60	0.75	1.35	0.64	—	—	0.64	—	10.65	13.97	1.00	0.90	0.90	5.98	5,628	32
12-31-11	10.22	0.72•	(0.29)	0.43	0.71	—	—	0.71	—	9.94	4.32	1.00	0.90	0.90	7.29	2,294	30
Voya Large Cap Growth Portfolio
Class ADV
06-30-16	18.13	0.01	(0.22)	(0.21)	—	—	—	—	—	17.92	(1.16)	1.38	1.27	1.27	0.07	2,079,263	39
12-31-15	19.04	(0.01)	1.12	1.11	0.00*	2.02	—	2.02	—	18.13	5.72	1.42	1.24	1.24	(0.05)	2,244,745	70
12-31-14	18.22	0.02	2.26	2.28	0.01	1.45	—	1.46	—	19.04	13.03	1.43	1.16	1.16	0.07	2,454,572	65
12-31-13	14.17	0.03	4.24	4.27	0.06	0.16	—	0.22	—	18.22	30.29	1.43	1.07	1.07	0.14	2,519,145	77
12-31-12	12.23	0.11•	2.02	2.13	0.06	0.13	—	0.19	—	14.17	17.49	1.42	1.08	1.08	0.80	2,134,353	79
12-31-11	12.86	0.05•	0.24	0.29	0.04	—	0.88	0.92	—	12.23	1.88	1.44	1.20	1.20	0.37	70,714	77
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class I
06-30-16	19.21	0.06•	(0.23)	(0.17)	—	—	—	—	—	19.04	(0.88)	0.68	0.67	0.67	0.67	1,792,600	39
12-31-15	20.05	0.11	1.19	1.30	0.12	2.02	—	2.14	—	19.21	6.38	0.67	0.64	0.64	0.55	1,876,362	70
12-31-14	19.10	0.12	2.38	2.50	0.10	1.45	—	1.55	—	20.05	13.62	0.68	0.60	0.60	0.63	1,837,186	65
12-31-13	14.80	0.09	4.46	4.55	0.09	0.16	—	0.25	—	19.10	30.95	0.68	0.60	0.60	0.61	1,469,089	77
12-31-12	12.72	0.16•	2.13	2.29	0.08	0.13	—	0.21	—	14.80	18.10	0.67	0.60	0.60	1.09	969,313	79
12-31-11	13.27	0.12•	0.25	0.37	0.04	—	0.88	0.92	—	12.72	2.48	0.69	0.60	0.60	0.92	629,091	77
Class R6
06-30-16	19.21	0.00*•	(0.17)	(0.17)	—	—	—	—	—	19.04	(0.88)	0.75	0.67	0.67	0.05	1,527	39
11-24-15(5) - 12-31-15	19.47	0.02•	(0.28)	(0.26)	—	—	—	—	—	19.21	(1.34)	0.67	0.67	0.67	1.02	3	70
Class S
06-30-16	18.85	0.04•	(0.23)	(0.19)	—	—	—	—	—	18.66	(1.01)	0.93	0.92	0.92	0.42	1,948,680	39
12-31-15	19.72	0.06•	1.16	1.22	0.07	2.02	—	2.09	—	18.85	6.11	0.92	0.89	0.89	0.30	2,077,008	70
12-31-14	18.82	0.07	2.35	2.42	0.07	1.45	—	1.52	—	19.72	13.35	0.93	0.85	0.85	0.38	2,349,585	65
12-31-13	14.61	0.06•	4.39	4.45	0.08	0.16	—	0.24	—	18.82	30.62	0.93	0.85	0.85	0.34	1,408,087	77
12-31-12	12.57	0.09	2.14	2.23	0.06	0.13	—	0.19	—	14.61	17.81	0.92	0.85	0.85	0.80	486,212	79
12-31-11	13.14	0.09•	0.25	0.34	0.03	—	0.88	0.91	—	12.57	2.24	0.94	0.85	0.85	0.68	338,683	77
Class S2
06-30-16	18.73	0.02•	(0.22)	(0.20)	—	—	—	—	—	18.53	(1.07)	1.15	1.07	1.07	0.26	67,881	39
12-31-15	19.62	0.03•	1.15	1.18	0.05	2.02	—	2.07	—	18.73	5.90	1.17	1.04	1.04	0.15	78,138	70
12-31-14	18.72	0.03	2.36	2.39	0.04	1.45	—	1.49	—	19.62	13.24	1.18	1.00	1.00	0.23	87,242	65
12-31-13	14.54	0.02	4.37	4.39	0.05	0.16	—	0.21	—	18.72	30.39	1.18	1.00	1.00	0.21	53,802	77
12-31-12	12.53	0.10•	2.10	2.20	0.06	0.13	—	0.19	—	14.54	17.69	1.17	1.00	1.00	0.71	35,383	79
12-31-11	13.13	0.07•	0.24	0.31	0.03	—	0.88	0.91	—	12.53	2.06	1.19	1.00	1.00	0.58	13,055	77
Voya Large Cap Value Portfolio
Class ADV
06-30-16	10.94	0.10•	0.25	0.35	—	—	—	—	—	11.29	3.20	1.45	1.24	1.24	1.84	62,431	79
12-31-15	12.32	0.16	(0.74)	(0.58)	0.16	0.64	—	0.80	—	10.94	(5.06)	1.50	1.24	1.24	1.50	67,001	83
12-31-14	11.67	0.17•	0.92	1.09	0.22	0.22	—	0.44	—	12.32	9.42	1.50	1.24	1.24	1.40	65,989	111
12-31-13	9.13	0.13•	2.60	2.73	0.19	—	—	0.19	—	11.67	30.12	1.51	1.26	1.26	1.17	12,730	104
12-31-12	8.19	0.15•	0.98	1.13	0.19	—	—	0.19	—	9.13	14.00	1.55	1.29	1.29	1.74	3,629	96
12-31-11	8.05	0.19•	0.03	0.22	0.08	—	—	0.08	—	8.19	2.76	1.55	1.29	1.29	2.41	2,424	92
Class I
06-30-16	11.12	0.13•	0.25	0.38	—	—	—	—	—	11.50	3.42	0.75	0.64	0.64	2.44	550,469	79
12-31-15	12.50	0.25•	(0.76)	(0.51)	0.23	0.64	—	0.87	—	11.12	(4.46)	0.75	0.64	0.64	2.09	560,041	83
12-31-14	11.80	0.23	0.95	1.18	0.26	0.22	—	0.48	—	12.50	10.09	0.75	0.64	0.64	1.98	643,803	111
12-31-13	9.23	0.19•	2.64	2.83	0.26	—	—	0.26	—	11.80	30.86	0.76	0.66	0.66	1.78	558,826	104
12-31-12	8.26	0.21•	0.99	1.20	0.23	—	—	0.23	—	9.23	14.71	0.80	0.69	0.69	2.35	273,167	96
12-31-11	8.06	0.24•	0.04	0.28	0.08	—	—	0.08	—	8.26	3.51	0.80	0.69	0.69	2.94	248,161	92
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-16	11.12	0.13•	0.25	0.38	—	—	—	—	—	11.50	3.42	2.11	0.64	0.64	2.44	3	79
11-24-15(5) - 12-31-15	11.59	0.03•	(0.30)	(0.27)	0.20	—	—	0.20	—	11.12	(2.37)	0.75	0.64	0.64	2.71	3	83
Class S
06-30-16	11.00	0.12•	0.24	0.36	—	—	—	—	—	11.36	3.27	1.00	0.89	0.89	2.19	950,163	79
12-31-15	12.37	0.21	(0.74)	(0.53)	0.20	0.64	—	0.84	—	11.00	(4.66)	1.00	0.89	0.89	1.84	999,196	83
12-31-14	11.70	0.21•	0.92	1.13	0.24	0.22	—	0.46	—	12.37	9.71	1.00	0.89	0.89	1.73	1,069,662	111
12-31-13	9.14	0.17•	2.61	2.78	0.22	—	—	0.22	—	11.70	30.66	1.01	0.91	0.91	1.53	608,298	104
12-31-12	8.19	0.19•	0.97	1.16	0.21	—	—	0.21	—	9.14	14.35	1.05	0.94	0.94	2.12	80,048	96
12-31-11	8.01	0.22•	0.04	0.26	0.08	—	—	0.08	—	8.19	3.28	1.05	0.94	0.94	2.74	66,983	92
Class S2
06-30-16	11.00	0.11•	0.24	0.35	—	—	—	—	—	11.35	3.18	1.22	1.04	1.04	2.04	576	79
12-31-15	12.36	0.20•	(0.75)	(0.55)	0.17	0.64	—	0.81	—	11.00	(4.82)	1.25	1.04	1.04	1.68	596	83
12-31-14	11.69	0.20•	0.92	1.12	0.23	0.22	—	0.45	—	12.36	9.67	1.25	1.04	1.04	1.66	798	111
09-09-13(5) - 12-31-13	10.74	0.05•	0.92	0.97	0.02	—	—	0.02	—	11.69	9.06	1.26	1.06	1.06	1.33	3	104
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-16	9.83	0.05•	0.08	0.13	0.02	—	—	0.02	—	9.94	1.33	0.99	0.89	0.89	1.00	25,021	59
12-31-15	9.87	0.06•	(0.05)	0.01	0.05	—	—	0.05	—	9.83	0.15	1.03	0.88	0.88	0.59	28,178	325
12-31-14	9.88	0.07	(0.04)	0.03	0.04	—	—	0.04	—	9.87	0.31	1.03	0.88	0.88	0.57	36,335	433
12-31-13	9.92	0.03	0.01	0.04	0.08	—	—	0.08	—	9.88	0.36	1.03	0.88	0.88	0.35	40,656	527
12-31-12	9.88	0.03•	0.09	0.12	0.08	—	—	0.08	—	9.92	1.19	1.03	0.88	0.88	0.35	35,265	644
12-31-11	10.15	0.11•	(0.03)	0.08	0.35	—	—	0.35	—	9.88	0.79	1.03	0.88	0.88	1.07	24,671	370
Class I
06-30-16	10.09	0.08•	0.08	0.16	0.03	—	—	0.03	—	10.22	1.60	0.29	0.29	0.29	1.60	153,718	59
12-31-15	10.13	0.12•	(0.04)	0.08	0.12	—	—	0.12	—	10.09	0.82	0.28	0.28	0.28	1.20	162,082	325
12-31-14	10.14	0.12•	(0.03)	0.09	0.10	—	—	0.10	—	10.13	0.88	0.28	0.28	0.28	1.17	143,860	433
12-31-13	10.17	0.10•	(0.01)	0.09	0.12	—	—	0.12	—	10.14	0.90	0.28	0.28	0.28	0.94	110,389	527
12-31-12	10.10	0.09•	0.09	0.18	0.11	—	—	0.11	—	10.17	1.81	0.28	0.28	0.28	0.90	229,471	644
12-31-11	10.32	0.18•	(0.04)	0.14	0.36	—	—	0.36	—	10.10	1.35	0.28	0.28	0.28	1.73	32,131	370
Class S
06-30-16	10.15	0.07•	0.08	0.15	0.03	—	—	0.03	—	10.27	1.45	0.54	0.54	0.54	1.35	96,401	59
12-31-15	10.19	0.10	(0.04)	0.06	0.10	—	—	0.10	—	10.15	0.55	0.53	0.53	0.53	0.94	99,356	325
12-31-14	10.19	0.10	(0.03)	0.07	0.07	—	—	0.07	—	10.19	0.69	0.53	0.53	0.53	0.92	105,215	433
12-31-13	10.21	0.08	(0.01)	0.07	0.09	—	—	0.09	—	10.19	0.71	0.53	0.53	0.53	0.69	117,451	527
12-31-12	10.14	0.07•	0.08	0.15	0.08	—	—	0.08	—	10.21	1.50	0.53	0.53	0.53	0.71	134,099	644
12-31-11	10.35	0.15•	(0.03)	0.12	0.33	—	—	0.33	—	10.14	1.16	0.53	0.53	0.53	1.45	155,919	370
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Large Cap Core Portfolio
Class ADV
06-30-16	14.42	0.04•	0.22	0.26	—	—	—	—	—	14.68	1.80	1.44	1.33	1.33	0.64	1,095	22
12-31-15	15.54	0.08•	(0.19)	(0.11)	0.05	0.96	—	1.01	—	14.42	(0.93)	1.48	1.32	1.32	0.50	1,245	55
12-31-14	14.72	0.09	1.99	2.08	0.11	1.15	—	1.26	—	15.54	14.66	1.48	1.32	1.32	0.60	1,690	44
12-31-13	11.38	0.09•	3.30	3.39	0.05	—	—	0.05	—	14.72	29.80	1.50	1.33	1.33	0.67	1,541	105
12-31-12	10.46	0.10	0.94	1.04	0.12	—	—	0.12	—	11.38	9.93	1.48	1.33	1.32	0.95	1,268	43
12-31-11	11.12	0.10•	(0.64)	(0.54)	0.12	—	—	0.12	—	10.46	(4.88)	1.48	1.33	1.33	0.92	1,003	12
Class I
06-30-16	14.50	0.09•	0.23	0.32	—	—	—	—	—	14.82	2.21	0.74	0.73	0.73	1.24	338,871	22
12-31-15	15.63	0.17•	(0.19)	(0.02)	0.15	0.96	—	1.11	—	14.50	(0.35)	0.73	0.72	0.72	1.13	337,886	55
12-31-14	14.79	0.18•	2.00	2.18	0.19	1.15	—	1.34	—	15.63	15.31	0.73	0.72	0.72	1.20	262,017	44
12-31-13	11.42	0.17•	3.33	3.50	0.13	—	—	0.13	—	14.79	30.66	0.75	0.73	0.73	1.28	316,869	105
12-31-12	10.50	0.17•	0.93	1.10	0.18	—	—	0.18	—	11.42	10.50	0.73	0.73	0.72	1.54	29,086	43
12-31-11	11.16	0.18	(0.66)	(0.48)	0.18	—	—	0.18	—	10.50	(4.29)	0.73	0.73	0.73	1.49	29,839	12
Class R6
05-03-16(5) - 06-30-16	14.65	0.04•	0.12	0.16	—	—	—	—	—	14.81	1.09	0.74	0.73	0.73	1.60	3	22
Class S
06-30-16	14.52	0.07•	0.23	0.30	—	—	—	—	—	14.82	2.07	0.99	0.98	0.98	0.98	58,721	22
12-31-15	15.64	0.13•	(0.18)	(0.05)	0.11	0.96	—	1.07	—	14.52	(0.56)	0.98	0.97	0.97	0.85	61,430	55
12-31-14	14.81	0.13	2.01	2.14	0.16	1.15	—	1.31	—	15.64	14.99	0.98	0.97	0.97	0.95	68,942	44
12-31-13	11.44	0.14•	3.32	3.46	0.09	—	—	0.09	—	14.81	30.29	1.00	0.98	0.98	1.02	56,868	105
12-31-12	10.51	0.14•	0.94	1.08	0.15	—	—	0.15	—	11.44	10.29	0.98	0.98	0.97	1.29	47,686	43
12-31-11	11.17	0.15	(0.66)	(0.51)	0.15	—	—	0.15	—	10.51	(4.56)	0.98	0.98	0.98	1.23	50,748	12
Voya U.S. Stock Index Portfolio
Class ADV
06-30-16	12.97	0.10•	0.34	0.44	—	—	—	—	—	13.41	3.39	0.95	0.80	0.80	1.49	117,517	2
12-31-15	14.32	0.18	(0.07)	0.11	0.18	1.28	—	1.46	—	12.97	0.54	1.01	0.79	0.79	1.33	119,692	12
12-31-14	14.26	0.17	1.58	1.75	0.20	1.49	—	1.69	—	14.32	12.77	1.02	0.80	0.80	1.26	122,012	7
12-31-13	11.27	0.16	3.34	3.50	0.20	0.31	—	0.51	—	14.26	31.40	1.02	0.80	0.80	1.32	105,584	9
12-31-12	10.23	0.18•	1.34	1.52	0.17	0.31	—	0.48	—	11.27	15.15	1.02	0.80	0.80	1.59	67,287	7
12-31-11	10.76	0.14•	0.02	0.16	0.18	0.51	—	0.69	—	10.23	1.30	1.01	0.79	0.79	1.37	27,415	21
Class I
06-30-16	13.34	0.13•	0.36	0.49	—	—	—	—	—	13.83	3.67	0.27	0.27	0.27	2.02	3,975,637	2
12-31-15	14.68	0.26•	(0.06)	0.20	0.26	1.28	—	1.54	—	13.34	1.11	0.26	0.26	0.26	1.86	4,149,051	12
12-31-14	14.57	0.26•	1.61	1.87	0.27	1.49	—	1.76	—	14.68	13.37	0.27	0.27	0.27	1.79	4,186,235	7
12-31-13	11.50	0.24•	3.40	3.64	0.26	0.31	—	0.57	—	14.57	32.04	0.27	0.27	0.27	1.85	4,322,478	9
12-31-12	10.41	0.23•	1.39	1.62	0.22	0.31	—	0.53	—	11.50	15.79	0.27	0.27	0.27	2.05	4,207,241	7
12-31-11	10.92	0.19	0.02	0.21	0.21	0.51	—	0.72	—	10.41	1.81	0.26	0.26	0.26	1.84	3,855,696	21
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S
06-30-16	13.26	0.12•	0.35	0.47	—	—	—	—	—	13.73	3.54	0.52	0.51	0.51	1.78	49,541	2
12-31-15	14.59	0.23•	(0.07)	0.16	0.21	1.28	—	1.49	—	13.26	0.89	0.51	0.50	0.50	1.62	50,470	12
12-31-14	14.49	0.23•	1.60	1.83	0.24	1.49	—	1.73	—	14.59	13.11	0.52	0.51	0.51	1.55	57,095	7
12-31-13	11.44	0.20	3.39	3.59	0.23	0.31	—	0.54	—	14.49	31.75	0.52	0.51	0.51	1.61	37,259	9
12-31-12	10.36	0.20•	1.38	1.58	0.19	0.31	—	0.50	—	11.44	15.48	0.52	0.51	0.51	1.80	25,865	7
12-31-11	10.87	0.16	0.03	0.19	0.19	0.51	—	0.70	—	10.36	1.58	0.51	0.50	0.50	1.61	27,133	21
Class S2
06-30-16	13.12	0.10•	0.35	0.45	—	—	—	—	—	13.57	3.43	0.74	0.67	0.67	1.63	186,012	2
12-31-15	14.46	0.20•	(0.06)	0.14	0.20	1.28	—	1.48	—	13.12	0.75	0.76	0.66	0.66	1.46	182,682	12
12-31-14	14.38	0.19	1.60	1.79	0.22	1.49	—	1.71	—	14.46	12.94	0.77	0.67	0.67	1.39	177,899	7
12-31-13	11.37	0.19•	3.35	3.54	0.22	0.31	—	0.53	—	14.38	31.46	0.77	0.67	0.67	1.46	157,313	9
12-31-12	10.31	0.19•	1.36	1.55	0.18	0.31	—	0.49	—	11.37	15.29	0.77	0.67	0.67	1.69	93,052	7
12-31-11	10.83	0.16•	0.01	0.17	0.18	0.51	—	0.69	—	10.31	1.43	0.76	0.66	0.66	1.47	55,893	21
VY® Clarion Real Estate Portfolio
Class ADV
06-30-16	34.11	0.36	3.29	3.65	—	—	—	—	—	37.76	10.70	1.54	1.31	1.31	2.02	97,783	16
12-31-15	33.65	0.36•	0.49	0.85	0.39	—	—	0.39	—	34.11	2.58	1.59	1.31	1.31	1.08	90,056	41
12-31-14	26.29	0.33•	7.39	7.72	0.36	—	—	0.36	—	33.65	29.48	1.59	1.28	1.28	1.08	89,699	30
12-31-13	26.18	0.30•	0.15	0.45	0.34	—	—	0.34	—	26.29	1.65	1.61	1.21	1.21	1.11	62,462	52
12-31-12	22.94	0.28•	3.20	3.48	0.24	—	—	0.24	—	26.18	15.17	1.60	1.21	1.21	1.11	48,742	35
12-31-11	21.32	0.34•	1.61	1.95	0.33	—	—	0.33	—	22.94	9.09	1.47	1.19	1.19	1.53	26,977	33
Class I
06-30-16	35.71	0.47•	3.46	3.93	—	—	—	—	—	39.64	11.01	0.84	0.71	0.71	2.64	115,027	16
12-31-15	35.17	0.58•	0.52	1.10	0.56	—	—	0.56	—	35.71	3.20	0.84	0.71	0.71	1.65	128,447	41
12-31-14	27.42	0.52•	7.73	8.25	0.50	—	—	0.50	—	35.17	30.27	0.84	0.68	0.68	1.64	142,041	30
12-31-13	27.22	0.48•	0.17	0.65	0.45	—	—	0.45	—	27.42	2.27	0.86	0.61	0.61	1.67	116,778	52
12-31-12	23.77	0.45•	3.32	3.77	0.32	—	—	0.32	—	27.22	15.85	0.85	0.61	0.61	1.70	114,961	35
12-31-11	21.97	0.47•	1.68	2.15	0.35	—	—	0.35	—	23.77	9.76	0.72	0.59	0.59	2.02	69,269	33
Class S
06-30-16	35.60	0.47	3.41	3.88	—	—	—	—	—	39.48	10.90	1.09	0.96	0.96	2.36	446,798	16
12-31-15	35.06	0.48•	0.53	1.01	0.47	—	—	0.47	—	35.60	2.95	1.09	0.96	0.96	1.38	430,712	41
12-31-14	27.35	0.43•	7.70	8.13	0.42	—	—	0.42	—	35.06	29.87	1.09	0.93	0.93	1.37	489,653	30
12-31-13	27.14	0.39•	0.19	0.58	0.37	—	—	0.37	—	27.35	2.06	1.11	0.86	0.86	1.38	420,035	52
12-31-12	23.71	0.36•	3.33	3.69	0.26	—	—	0.26	—	27.14	15.54	1.10	0.86	0.86	1.39	474,299	35
12-31-11	21.92	0.40•	1.69	2.09	0.30	—	—	0.30	—	23.71	9.50	0.97	0.84	0.84	1.74	449,964	33
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Clarion Real Estate Portfolio (continued)
Class S2
06-30-16	35.39	0.39•	3.43	3.82	—	—	—	—	—	39.21	10.79	1.31	1.11	1.11	2.23	26,896	16
12-31-15	34.85	0.44•	0.51	0.95	0.41	—	—	0.41	—	35.39	2.79	1.34	1.11	1.11	1.26	26,084	41
12-31-14	27.18	0.38•	7.76	8.05	0.38	—	—	0.38	—	34.85	29.74	1.34	1.08	1.08	1.21	28,313	30
12-31-13	26.99	0.35•	0.18	0.53	0.34	—	—	0.34	—	27.18	1.87	1.36	1.01	1.01	1.25	25,796	52
12-31-12	23.59	0.33•	3.30	3.63	0.23	—	—	0.23	—	26.99	15.38	1.35	1.01	1.01	1.25	26,559	35
12-31-11	21.82	0.37•	1.67	2.04	0.27	—	—	0.27	—	23.59	9.31	1.22	0.99	0.99	1.61	22,854	33
VY® Franklin Income Portfolio
Class ADV
06-30-16	9.82	0.22•	0.47	0.69	—	—	—	—	—	10.51	7.03	1.48	1.37	1.37	4.39	67,272	29
12-31-15	11.03	0.40•	(1.11)	(0.71)	0.50	—	—	0.50	—	9.82	(6.72)	1.52	1.37	1.37	3.80	68,152	18
12-31-14	10.94	0.41•	0.12	0.53	0.44	—	—	0.44	—	11.03	4.69	1.51	1.36	1.36	3.66	78,155	26
12-31-13	10.09	0.41•	0.98	1.39	0.54	—	—	0.54	—	10.94	14.14	1.51	1.36	1.36	3.91	53,031	23
12-31-12	9.55	0.52•	0.62	1.14	0.60	—	—	0.60	—	10.09	12.33	1.53	1.38	1.38	5.22	28,291	25
12-31-11	9.91	0.53•	(0.31)	0.22	0.58	—	—	0.58	—	9.55	2.06	1.52	1.37	1.37	5.42	17,231	25
Class I
06-30-16	10.18	0.26•	0.49	0.75	—	—	—	—	—	10.93	7.37	0.78	0.77	0.77	4.99	9,387	29
12-31-15	11.43	0.47•	(1.16)	(0.69)	0.56	—	—	0.56	—	10.18	(6.34)	0.77	0.77	0.77	4.11	9,222	18
12-31-14	11.30	0.51•	0.09	0.60	0.47	—	—	0.47	—	11.43	5.21	0.76	0.76	0.76	4.31	311,844	26
12-31-13	10.38	0.46	1.04	1.50	0.58	—	—	0.58	—	11.30	14.81	0.76	0.76	0.76	4.53	326,510	23
12-31-12	9.77	0.59•	0.66	1.25	0.64	—	—	0.64	—	10.38	13.17	0.78	0.78	0.78	5.83	274,701	25
12-31-11	10.08	0.60•	(0.32)	0.28	0.59	—	—	0.59	—	9.77	2.63	0.77	0.77	0.77	5.97	266,035	25
Class S
06-30-16	10.14	0.24•	0.49	0.73	—	—	—	—	—	10.87	7.20	1.03	1.02	1.02	4.74	407,074	29
12-31-15	11.35	0.45•	(1.13)	(0.68)	0.53	—	—	0.53	—	10.14	(6.31)	1.02	1.02	1.02	4.14	414,907	18
12-31-14	11.23	0.47•	0.10	0.57	0.45	—	—	0.45	—	11.35	4.91	1.01	1.01	1.01	4.05	554,146	26
12-31-13	10.31	0.46•	1.02	1.48	0.56	—	—	0.56	—	11.23	14.64	1.01	1.01	1.01	4.28	556,255	23
12-31-12	9.71	0.56•	0.65	1.21	0.61	—	—	0.61	—	10.31	12.85	1.03	1.03	1.03	5.58	513,445	25
12-31-11	10.03	0.57•	(0.32)	0.25	0.57	—	—	0.57	—	9.71	2.31	1.02	1.02	1.02	5.73	487,480	25
Class S2
06-30-16	10.11	0.23•	0.49	0.72	—	—	—	—	—	10.83	7.12	1.25	1.17	1.17	4.59	7,800	29
12-31-15	11.32	0.44•	(1.15)	(0.71)	0.50	—	—	0.50	—	10.11	(6.51)	1.27	1.17	1.17	3.99	7,770	18
12-31-14	11.20	0.45	0.10	0.55	0.43	—	—	0.43	—	11.32	4.79	1.26	1.16	1.16	3.91	10,975	26
12-31-13	10.29	0.45•	1.00	1.45	0.54	—	—	0.54	—	11.20	14.40	1.26	1.16	1.16	4.14	10,543	23
12-31-12	9.69	0.52	0.68	1.20	0.60	—	—	0.60	—	10.29	12.73	1.28	1.18	1.18	5.42	10,258	25
12-31-11	10.01	0.54	(0.30)	0.24	0.56	—	—	0.56	—	9.69	2.20	1.27	1.17	1.17	5.58	8,994	25
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-16	16.82	0.02•	0.60	0.62	—	—	—	—	—	17.44	3.69	1.56	1.46	1.46	0.26	105,949	23
12-31-15	19.83	0.01	(0.58)	(0.57)	—	2.44	—	2.44	—	16.82	(4.02)	1.60	1.45	1.45	0.12	105,259	38
12-31-14	20.05	(0.03)	1.55	1.52	0.04	1.70	—	1.74	—	19.83	7.94	1.60	1.45	1.45	(0.11)	101,728	42
12-31-13	14.94	0.02•	5.66	5.68	0.13	0.44	—	0.57	—	20.05	38.52	1.61	1.46	1.46	0.13	85,366	41
12-31-12	12.65	0.13•	2.18	2.31	0.02	—	—	0.02	—	14.94	18.24	1.63	1.48	1.48	0.91	36,780	39
12-31-11	12.90	0.00*•	(0.20)	(0.20)	0.05	—	—	0.05	—	12.65	(1.60)	1.63	1.48	1.48	0.01	15,311	42
Class I
06-30-16	17.68	0.07•	0.64	0.71	—	—	—	—	—	18.39	4.02	0.86	0.86	0.86	0.86	158,702	23
12-31-15	20.70	0.14	(0.62)	(0.48)	0.10	2.44	—	2.54	—	17.68	(3.45)	0.85	0.85	0.85	0.72	159,243	38
12-31-14	20.81	0.09	1.62	1.71	0.12	1.70	—	1.82	—	20.70	8.61	0.85	0.85	0.85	0.48	160,190	42
12-31-13	15.43	0.12	5.87	5.99	0.17	0.44	—	0.61	—	20.81	39.36	0.86	0.86	0.86	0.70	136,611	41
12-31-12	13.02	0.19•	2.28	2.47	0.06	—	—	0.06	—	15.43	18.98	0.88	0.88	0.88	1.33	90,638	39
12-31-11	13.23	0.08	(0.22)	(0.14)	0.07	—	—	0.07	—	13.02	(1.07)	0.88	0.88	0.88	0.51	74,782	42
Class R6
05-03-16(5) - 06-30-16	17.80	0.03•	0.56	0.59	—	—	—	—	—	18.39	3.31	0.86	0.86	0.86	1.16	3	23
Class S
06-30-16	17.48	0.05•	0.63	0.68	—	—	—	—	—	18.16	3.89	1.11	1.11	1.11	0.61	390,881	23
12-31-15	20.49	0.09	(0.62)	(0.53)	0.04	2.44	—	2.48	—	17.48	(3.68)	1.10	1.10	1.10	0.47	404,369	38
12-31-14	20.62	0.05	1.59	1.64	0.07	1.70	—	1.77	—	20.49	8.35	1.10	1.10	1.10	0.22	459,361	42
12-31-13	15.31	0.06	5.83	5.89	0.14	0.44	—	0.58	—	20.62	38.95	1.11	1.11	1.11	0.46	482,759	41
12-31-12	12.92	0.15•	2.26	2.41	0.02	—	—	0.02	—	15.31	18.70	1.13	1.13	1.13	1.02	298,434	39
12-31-11	13.14	0.04	(0.21)	(0.17)	0.05	—	—	0.05	—	12.92	(1.34)	1.13	1.13	1.13	0.27	273,159	42
Class S2
06-30-16	17.31	0.04•	0.62	0.66	—	—	—	—	—	17.97	3.81	1.33	1.26	1.26	0.46	38,266	23
12-31-15	20.32	0.06	(0.62)	(0.56)	0.01	2.44	—	2.45	—	17.31	(3.87)	1.35	1.25	1.25	0.33	40,756	38
12-31-14	20.45	0.02	1.59	1.61	0.04	1.70	—	1.74	—	20.32	8.24	1.35	1.25	1.25	0.07	48,220	42
12-31-13	15.19	0.05•	5.76	5.81	0.11	0.44	—	0.55	—	20.45	38.73	1.36	1.26	1.26	0.29	51,463	41
12-31-12	12.82	0.13•	2.24	2.37	0.00*	—	—	0.00*	—	15.19	18.50	1.38	1.28	1.28	0.90	39,862	39
12-31-11	13.03	0.02	(0.20)	(0.18)	0.03	—	—	0.03	—	12.82	(1.43)	1.38	1.28	1.28	0.12	35,316	42
VY® Templeton Global Growth Portfolio
Class ADV
06-30-16	13.16	0.12•	(0.45)	(0.33)	—	—	—	—	—	12.83	(2.51)	1.67	1.55	1.55	1.97	6	11
12-31-15	15.08	0.17	(1.27)	(1.10)	0.37	0.45	—	0.82	—	13.16	(7.89)	1.68	1.53	1.53	1.20	6	21
12-31-14	15.70	0.30	(0.78)	(0.48)	0.14	—	—	0.14	—	15.08	(3.11)	1.64	1.49	1.49	1.89	6	18
12-31-13	12.23	0.12	3.54	3.66	0.19	—	—	0.19	—	15.70	30.13	1.64	1.49	1.49	0.89	6	12
12-31-12	10.32	0.17•	1.97	2.14	0.23	—	—	0.23	—	12.23	21.16	1.66	1.51	1.51	1.53	5	14
12-31-11	11.12	0.17	(0.84)	(0.67)	0.13	—	—	0.13	—	10.32	(6.25)	1.65	1.50	1.49	1.57	1	22
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Templeton Global Growth Portfolio (continued)
Class I
06-30-16	13.46	0.17•	(0.47)	(0.30)	—	—	—	—	—	13.16	(2.23)	0.97	0.95	0.95	2.59	1,824	11
12-31-15	15.40	0.33•	(1.36)	(1.03)	0.46	0.45	—	0.91	—	13.46	(7.31)	0.90	0.90	0.90	2.07	1,837	21
12-31-14	16.02	0.40•	(0.79)	(0.39)	0.23	—	—	0.23	—	15.40	(2.56)	0.89	0.89	0.89	2.47	298,762	18
12-31-13	12.46	0.21•	3.61	3.82	0.26	—	—	0.26	—	16.02	30.96	0.89	0.89	0.89	1.50	319,415	12
12-31-12	10.45	0.22•	2.04	2.26	0.25	—	—	0.25	—	12.46	22.01	0.91	0.91	0.91	1.97	265,785	14
12-31-11	11.25	0.26	(0.86)	(0.60)	0.20	—	—	0.20	—	10.45	(5.49)	0.90	0.90	0.89	2.19	257,173	22
Class S
06-30-16	13.52	0.15•	(0.47)	(0.32)	—	—	—	—	—	13.20	(2.37)	1.22	1.20	1.20	2.30	184,072	11
12-31-15	15.46	0.24•	(1.32)	(1.08)	0.41	0.45	—	0.86	—	13.52	(7.56)	1.18	1.18	1.18	1.57	203,957	21
12-31-14	16.08	0.36•	(0.79)	(0.43)	0.19	—	—	0.19	—	15.46	(2.77)	1.14	1.14	1.14	2.25	257,772	18
12-31-13	12.51	0.18•	3.62	3.80	0.23	—	—	0.23	—	16.08	30.62	1.14	1.14	1.14	1.25	307,054	12
12-31-12	10.48	0.20•	2.04	2.24	0.21	—	—	0.21	—	12.51	21.76	1.16	1.16	1.16	1.72	255,663	14
12-31-11	11.28	0.22•	(0.84)	(0.62)	0.18	—	—	0.18	—	10.48	(5.71)	1.15	1.15	1.14	1.96	239,463	22
Class S2
06-30-16	13.42	0.14•	(0.46)	(0.32)	—	—	—	—	—	13.10	(2.38)	1.44	1.35	1.35	2.16	3,201	11
12-31-15	15.34	0.21•	(1.30)	(1.09)	0.38	0.45	—	0.83	—	13.42	(7.69)	1.43	1.33	1.33	1.42	3,401	21
12-31-14	15.97	0.34•	(0.80)	(0.46)	0.17	—	—	0.17	—	15.34	(2.98)	1.39	1.29	1.29	2.12	4,879	18
12-31-13	12.43	0.16•	3.59	3.75	0.21	—	—	0.21	—	15.97	30.46	1.39	1.29	1.29	1.10	5,901	12
12-31-12	10.42	0.18•	2.03	2.21	0.20	—	—	0.20	—	12.43	21.53	1.41	1.31	1.31	1.57	4,626	14
12-31-11	11.21	0.20•	(0.83)	(0.63)	0.16	—	—	0.16	—	10.42	(5.78)	1.40	1.30	1.29	1.82	3,900	22

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-five active separate investment series. The ten series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya Multi-Manager Large Cap Core Portfolio (“Multi-Manager Large Cap Core”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), VY® Franklin Income Portfolio (“Franklin Income”), VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), and VY® Templeton Global Growth Portfolio (“Templeton Global Growth”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the Investment Adviser to the Portfolios. Pursuant to a contract with its affiliate DSL, Voya Investments, LLC provides administrative services to those Portfolios advised by DSL. Voya
Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, will be declared and paid annually by High Yield and Limited Maturity Bond. Prior to May 1, 2016, dividends from net investment, if any, were declared and paid annually for Limited Maturity Bond. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, will be declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements. At June 30, 2016, there were no open OTC derivative instruments in any Portfolio.
H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations.
Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2016, JPMorgan Small Cap Core Equity and U.S. Stock Index have purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, Limited Maturity Bond has purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolio Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2016, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2016.
	Purchased	Sold
Limited Maturity Bond	$65,554,266	$10,653,922
U.S. Stock Index	51,424,852	—
JPMorgan Small Cap Core Equity	9,975,010	—
I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2016, there were no option contracts entered into by any Portfolio.
J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs. A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity). Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
During the period ended June 30, 2016, Limited Maturity Bond had sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Limited Maturity Bond used CDX swaps to gain additional exposure within various sectors of the credit markets.
During the period ended June 30, 2016, Limited Maturity Bond had an average notional amount of  $5,000,000 on CDX swaps to sell protection. There were no open CDX swaps to sell protection at June 30, 2016.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
During the period ended June 30, 2016, Limited Maturity Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for Limited Maturity Bond were $27,748,000.
Limited Maturity Bond enters into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Limited Maturity Bond for open interest rate swaps at June 30, 2016.
At June 30, 2016, Limited Maturity Bond had posted $430,000 in cash collateral for open centrally cleared interest rate swaps.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Equity-Linked Securities. Franklin Income invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked securities is recorded as Interest income in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked security on the accompanying Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked security. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Summary Portfolio of Investments for open equity-linked securities at June 30, 2016.
L. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2016.
M. Securities Lending. The Portfolios may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
N. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:
	Purchases	Sales
High Yield	$99,484,138	$116,569,838
Large Cap Growth	2,316,034,895	2,645,365,512
Large Cap Value	1,210,883,679	1,300,728,026
Limited Maturity Bond	32,033,923	44,602,917
Multi-Manager Large Cap Core	85,221,302	102,971,526
U.S. Stock Index	108,126,962	405,171,949
Clarion Real Estate	108,871,222	155,320,977
Franklin Income	135,162,078	170,893,544
JPMorgan Small Cap Core Equity	155,355,306	193,080,620
Templeton Global Growth	21,447,692	31,140,581
U.S. government securities not included above were as follows:
	Purchases	Sales
Limited Maturity Bond	$129,361,517	$122,804,758
NOTE 4 — INVESTMENT MANAGEMENT FEES
Large Cap Growth, Large Cap Value, Clarion Real Estate and Franklin Income have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; and 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
Clarion Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million
Franklin Income	0.75% on the first $500 million; and 0.70% on the amount in excess of $500 million
With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(1)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
Multi-Manager Large Cap Core	0.725% on the first $500 million; 0.675% on the next $500 million; 0.625% on the amount in excess of $1 billion
U.S. Stock Index	0.260%

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million
Templeton Global Growth	0.960% on the first $250 million; 0.860% on the next $250 million; 0.760% on the amount in excess of $500 million

(1)
The assets of Limited Maturity Bond are aggregated with those of Voya Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee.

The Investment Adviser has contractually agreed to waive a portion of the management fee for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate and effective January 1, 2016, Franklin Income and Templeton Global Growth in connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the six months ended June 30, 2016, the Investment Adviser waived $47,208, $88,410, $14,506, $127,415, $37,588 and $15,128 for High Yield, Large Cap Value, Multi-Manager Large Cap Core, Clarion Real Estate, Franklin Income and Templeton Global Growth, respectively. Termination or modification of these obligations requires approval by the Board.
The Trust and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliate of the adviser):
Portfolio	Sub-Adviser
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
Multi-Manager Large Cap Core	Columbia Management Investment Advisers, LLC and The London
Portfolio	Sub-Adviser
Company of Virginia, LLC
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
Franklin Income	Franklin Advisers, Inc.
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Templeton Global Growth	Templeton Global Advisors Limited
NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each respective Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2, respectively. Each respective Portfolio that offers Class S2 shares has entered into a Rule 12b-1 distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. Effective May 1, 2016, the Class S2 Plan provides that the Class S2 shares shall pay a 12b-1 distribution fee, for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of each applicable Portfolio was an annual rate of 0.15%. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of this obligation requires approval by the Board.
Class ADV shares of the respective Portfolios have a Rule 12b-1 shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and effective May 1, 2016, a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%. Prior to May 1, 2016, except for U.S. Stock Index, the distribution fee on Class ADV shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.15% on all applicable Portfolios, so that the actual fee paid by Class ADV shares of the Portfolios was an annual rate of 0.35%. Prior to May 1, 2016, the Distributor had agreed to waive 0.22% of the distribution fee for Class ADV shares of U.S. Stock Index, so that the actual fee paid by Class ADV shares of U.S. Stock Index was an annual rate of 0.28%.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Limited Maturity Bond	8.48%
	JPMorgan Small Cap Core Equity	7.48
Security Life of Denver Insurance Company	Limited Maturity Bond	9.97
Voya Institutional Trust Company	High Yield	13.08
	Large Cap Growth	11.71
	Large Cap Value	13.93
	Limited Maturity Bond	9.34
	U.S. Stock Index	5.51
	Clarion Real Estate	18.60
	Franklin Income	14.03
	JPMorgan Small Cap Core Equity	19.61
Voya Insurance and Annuity Company	High Yield	57.00
	Large Cap Growth	54.93
	Large Cap Value	57.93
	Limited Maturity Bond	12.76
	Multi-Manager Large Cap Core	14.23
	Clarion Real Estate	34.40
	Franklin Income	79.62
	JPMorgan Small Cap Core Equity	40.09
	Templeton Global Growth	94.58
Voya Retirement Growth Portfolio	U.S. Stock Index	25.88
Voya Retirement Insurance and Annuity Company	High Yield	24.02
	Large Cap Growth	21.83
	Large Cap Value	22.30
	Multi-Manager Large Cap Core	5.73
	U.S. Stock Index	18.99
	Clarion Real Estate	38.73
	JPMorgan Small Cap Core Equity	27.18
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	16.44
Voya Retirement Moderate Portfolio	U.S. Stock Index	6.96
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Solution 2025 Portfolio	Multi-Manager Large Cap Core	16.87
Voya Solution 2035 Portfolio	Multi-Manager Large Cap Core	19.57
Voya Solution 2045 Portfolio	Multi-Manager Large Cap Core	15.81
Voya Solution Income Portfolio	Multi-Manager Large Cap Core	8.36
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Large Cap Core	13.32
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Large Cap Growth(1)	1.27%	0.67%	0.67%	0.92%	1.07%
Large Cap Value(2)	1.29%	0.69%	0.69%	0.94%	1.09%
Clarion Real Estate	1.35%	0.75%	N/A	1.00%	1.15%
Franklin Income	1.39%	0.79%	N/A	1.04%	1.19%

(1)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(2)
Pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup (unless otherwise stated above) from a Portfolio for fees waived and/or other expenses assumed by each Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2017	2018	2019	Total
Clarion Real Estate	$1,225,111	$643,006	$621,140	$2,489,257
The Expense Limitation Agreements are contractual through May 1, 2017, except for Large Cap Growth, which is through May 1, 2018, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2016, as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Limited Maturity Bond	26	$1,790,731	1.37%
Multi-Manager Large Cap Core	10	760,600	1.36
U.S. Stock Index	10	5,658,200	1.37

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
High Yield
Class ADV
6/30/2016	377,006	—	296,616	(1,035,162)	(361,540)	3,581,561	—	2,819,250	(9,758,466)	(3,357,655)
12/31/2015	582,234	—	575,637	(2,048,987)	(891,116)	5,767,267	—	5,742,211	(20,539,547)	(9,030,069)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
High Yield (continued)
Class I
6/30/2016	463,536	—	223,246	(692,550)	(5,768)	4,405,810	—	2,123,976	(6,523,028)	6,758
12/31/2015	1,985,391	—	371,639	(1,589,025)	768,005	19,341,894	—	3,701,062	(15,897,786)	7,145,170
Class S
6/30/2016	2,312,581	—	1,576,118	(4,796,331)	(907,632)	21,932,185	—	14,980,765	(44,903,009)	(7,990,059)
12/31/2015	4,192,013	—	3,230,882	(15,260,056)	(7,837,161)	42,019,779	—	32,239,715	(151,959,039)	(77,699,545)
Class S2
6/30/2016	72,321	—	17,719	(92,086)	(2,046)	692,572	—	168,753	(880,415)	(19,090)
12/31/2015	90,629	—	34,519	(233,297)	(108,149)	910,788	—	345,147	(2,369,959)	(1,114,024)
Large Cap Growth
Class ADV
6/30/2016	962,231	—	—	(8,751,076)	(7,788,845)	16,969,595	—	—	(152,954,162)	(135,984,567)
12/31/2015	1,273,603	—	13,121,981	(19,480,348)	(5,084,764)	23,915,095	—	240,132,249	(368,977,029)	(104,929,685)
Class I
6/30/2016	6,020,131	—	—	(9,574,869)	(3,554,738)	111,055,265	—	—	(177,541,518)	(66,486,253)
12/31/2015	13,222,278	—	9,894,796	(17,035,265)	6,081,809	260,785,754	—	191,266,400	(336,044,688)	116,007,466
Class R6
6/30/2016	80,142	—	—	(88)	80,054	1,500,454	—	—	(1,658)	1,498,796
11/24/2015(1) - 12/31/2015	154	—	—	—	154	3,000	—	—	—	3,000
Class S
6/30/2016	3,567,299	—	—	(9,349,879)	(5,782,580)	65,840,589	—	—	(170,024,572)	(104,183,983)
12/31/2015	1,252,270	—	11,922,054	(22,097,380)	(8,923,056)	24,657,060	—	226,399,809	(432,276,025)	(181,219,156)
Class S2
6/30/2016	103,030	—	—	(612,009)	(508,979)	1,849,460	—	—	(11,112,047)	(9,262,587)
12/31/2015	288,412	—	447,503	(1,011,057)	(275,142)	5,678,144	—	8,453,330	(19,481,778)	(5,350,304)
Large Cap Value
Class ADV
6/30/2016	139,361	—	—	(731,590)	(592,229)	1,485,880	—	—	(7,802,654)	(6,316,774)
12/31/2015	581,254	753,692	366,605	(935,703)	765,848	6,876,916	8,765,620	4,279,874	(10,968,983)	8,953,427
Class I
6/30/2016	1,912,579	—	—	(4,431,701)	(2,519,122)	20,690,979	—	—	(48,471,462)	(27,780,483)
12/31/2015	3,193,298	—	3,649,050	(7,987,806)	(1,145,458)	38,734,443	—	43,262,251	(95,409,010)	(13,412,316)
Class R6
6/30/2016	—	—	—	—	—	—	—	—	—	—
11/24/2015(1) - 12/31/2015	260	—	—	—	260	3,000	—	—	—	3,000
Class S
6/30/2016	466,240	—	—	(7,715,147)	(7,248,907)	5,115,156	—	—	(82,954,183)	(77,839,027)
12/31/2015	741,937	16,149,042	5,652,992	(18,150,805)	4,393,166	8,585,051	189,100,838	66,251,155	(217,322,153)	46,614,891
Class S2
6/30/2016	2,558	—	—	(6,073)	(3,515)	27,361	—	—	(65,668)	(38,307)
12/31/2015	16,262	—	3,978	(30,555)	(10,315)	196,653	—	46,755	(364,510)	(121,102)
Limited Maturity Bond
Class ADV
6/30/2016	49,438	—	5,389	(403,608)	(348,781)	489,334	—	53,483	(3,987,473)	(3,444,656)
12/31/2015	378,571	—	18,355	(1,214,458)	(817,532)	3,747,997	—	180,976	(12,004,388)	(8,075,415)
Class I
6/30/2016	3,245,139	—	46,414	(4,316,808)	(1,025,255)	32,888,969	—	473,532	(43,704,427)	(10,341,926)
12/31/2015	8,104,021	—	180,602	(6,422,584)	1,862,039	81,866,325	—	1,822,280	(64,903,785)	18,784,820
Class S
6/30/2016	606,358	—	25,291	(1,037,117)	(405,468)	6,182,103	—	259,295	(10,582,700)	(4,141,302)
12/31/2015	1,279,736	—	96,762	(1,916,235)	(539,737)	13,074,682	—	983,100	(19,547,621)	(5,489,839)
Multi-Manager Large Cap Core
Class ADV
6/30/2016	124	—	—	(11,903)	(11,779)	1,804	—	—	(166,001)	(164,197)
12/31/2015	404	—	5,977	(28,789)	(22,408)	6,159	—	89,533	(440,862)	(345,170)
Class I
6/30/2016	3,806,578	—	—	(4,230,748)	(424,170)	54,938,466	—	—	(60,672,039)	(5,733,573)
12/31/2015	11,886,836	—	1,475,164	(6,833,300)	6,528,700	181,116,966	—	22,239,938	(102,858,837)	100,498,067
Class R6
5/3/2016(1) - 6/30/2016	203	—	—	—	203	3,000	—	—	—	3,000

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Multi-Manager Large Cap Core (continued)
Class S
6/30/2016	56,215	—	—	(322,939)	(266,724)	798,131	—	—	(4,598,614)	(3,800,483)
12/31/2015	965,765	—	309,708	(1,452,911)	(177,438)	14,858,777	—	4,676,639	(22,258,876)	(2,723,460)
U.S. Stock Index
Class ADV
6/30/2016	343,843	—	—	(810,341)	(466,498)	4,418,253	—	—	(10,470,814)	(6,052,561)
12/31/2015	1,281,650	—	958,968	(1,535,463)	705,155	18,011,129	—	12,864,158	(21,003,716)	9,871,571
Class I
6/30/2016	20,885,656	—	—	(44,478,610)	(23,592,954)	272,180,029	—	—	(591,944,163)	(319,764,134)
12/31/2015	56,007,046	—	31,888,037	(62,031,578)	25,863,505	769,071,654	—	440,242,790	(870,041,510)	339,272,934
Class S
6/30/2016	315,049	—	—	(513,543)	(198,494)	4,103,701	—	—	(6,659,404)	(2,555,703)
12/31/2015	1,828,842	—	516,999	(2,452,042)	(106,201)	26,573,176	—	7,095,700	(33,424,641)	244,235
Class S2
6/30/2016	1,027,153	—	—	(1,249,895)	(222,742)	13,321,013	—	—	(16,057,130)	(2,736,117)
12/31/2015	2,484,105	—	1,370,917	(2,227,840)	1,627,182	34,383,787	—	18,601,178	(30,804,881)	22,180,084
Clarion Real Estate
Class ADV
6/30/2016	142,025	—	—	(192,484)	(50,459)	4,902,828	—	—	(6,605,389)	(1,702,561)
12/31/2015	512,500	—	32,891	(571,004)	(25,613)	17,478,523	—	1,065,345	(19,006,652)	(462,784)
Class I
6/30/2016	414,912	—	—	(1,110,776)	(695,864)	15,009,930	—	—	(40,639,854)	(25,629,924)
12/31/2015	1,643,557	—	65,038	(2,150,426)	(441,831)	57,844,651	—	2,198,922	(75,085,284)	(15,041,711)
Class S
6/30/2016	252,265	—	—	(1,032,716)	(780,451)	9,052,008	—	—	(37,046,115)	(27,994,107)
12/31/2015	825,729	—	180,617	(2,873,990)	(1,867,644)	29,667,599	—	6,097,641	(99,547,745)	(63,782,505)
Class S2
6/30/2016	26,771	—	—	(77,955)	(51,184)	932,756	—	—	(2,804,898)	(1,872,142)
12/31/2015	77,488	—	9,317	(162,223)	(75,418)	2,688,619	—	312,860	(5,633,243)	(2,631,764)
Franklin Income
Class ADV
6/30/2016	188,559	—	—	(727,375)	(538,816)	1,882,008	—	—	(7,190,752)	(5,308,744)
12/31/2015	623,577	—	337,505	(1,109,644)	(148,562)	6,736,896	—	3,533,678	(11,620,571)	(1,349,997)
Class I
6/30/2016	964	—	—	(47,790)	(46,826)	10,071	—	—	(492,615)	(482,544)
12/31/2015	893,359	—	1,313,310	(28,574,172)	(26,367,503)	10,331,839	—	14,249,415	(308,203,900)	(283,622,646)
Class S
6/30/2016	262,018	—	—	(3,733,509)	(3,471,491)	2,795,399	—	—	(38,043,634)	(35,248,235)
12/31/2015	578,509	—	2,095,657	(10,558,080)	(7,883,914)	6,325,420	—	22,612,139	(116,194,648)	(87,257,089)
Class S2
6/30/2016	12,335	—	—	(60,649)	(48,314)	128,690	—	—	(618,298)	(489,608)
12/31/2015	25,700	—	37,791	(264,656)	(201,165)	281,718	—	407,006	(2,933,361)	(2,244,637)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2016	264,161	—	—	(446,311)	(182,150)	4,306,643	—	—	(7,241,998)	(2,935,355)
12/31/2015	924,160	—	706,376	(503,254)	1,127,282	17,487,633	—	13,075,024	(9,433,432)	21,129,225
Class I
6/30/2016	364,282	—	—	(738,766)	(374,484)	6,306,589	—	—	(12,619,395)	(6,312,806)
12/31/2015	1,105,956	—	1,046,778	(885,891)	1,266,843	22,138,342	—	20,307,498	(17,368,480)	25,077,360
Class R6
5/3/2016(1) - 6/30/2016	166	—	—	—	166	3,000	—	—	—	3,000
Class S
6/30/2016	746,354	—	—	(2,347,716)	(1,601,362)	12,593,377	—	—	(39,253,100)	(26,659,723)
12/31/2015	2,330,969	—	2,839,483	(4,456,910)	713,542	46,933,942	—	54,518,072	(86,284,735)	15,167,279
Class S2
6/30/2016	50,634	—	—	(274,894)	(224,260)	840,211	—	—	(4,649,575)	(3,809,364)
12/31/2015	140,309	—	288,057	(448,046)	(19,680)	2,758,790	—	5,481,718	(8,705,617)	(465,109)
Templeton Global Growth
Class ADV
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—*	—	23	—	23	(1)	—	334	—	333

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Templeton Global Growth (continued)
Class I
6/30/2016	10,645	—	—	(8,486)	2,159	138,417	—	—	(110,886)	27,531
12/31/2015	594,518	—	1,077,692	(20,930,553)	(19,258,343)	9,274,597	—	16,143,832	(311,407,798)	(285,989,369)
Class S
6/30/2016	72,615	—	—	(1,214,035)	(1,141,420)	959,265	—	—	(15,720,087)	(14,760,822)
12/31/2015	182,092	—	865,358	(2,639,493)	(1,592,043)	2,532,308	—	13,032,288	(39,788,790)	(24,224,194)
Class S2
6/30/2016	2,385	—	—	(11,311)	(8,926)	31,524	—	—	(144,380)	(112,856)
12/31/2015	4,700	—	15,222	(84,605)	(64,683)	67,525	—	227,715	(1,275,573)	(980,333)

*
Share amount is less than 0.500.

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:
High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,510,208	$(1,510,208)	$—
BNP Paribas Prime Brokerage, Inc.	1,030,661	(1,030,661)	—
Barclays Capital Inc.	6,442,487	(6,442,487)	—
Citadel Clearing LLC	2,619,440	(2,619,440)	—
Citigroup Global Markets Inc.	5,406,502	(5,406,502)	—
Credit Suisse Securities (USA) LLC	443,809	(443,809)	—
Deutsche Bank Securities Inc.	684,090	(684,090)	—
Goldman, Sachs & Co.	917,570	(917,570)	—
JP Morgan Clearing Corp	4,804,515	(4,804,515)	—
J.P. Morgan Securities LLC	1,488,224	(1,488,224)	—
Jefferies LLC	264,204	(264,204)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,570,813	(2,570,813)	—
Morgan Stanley & Co. LLC	2,941,372	(2,941,372)	—
RBC Capital Markets, LLC	2,627,298	(2,627,298)	—
SG Americas Securities, LLC	2,602,773	(2,602,773)	—
Scotia Capital (USA) INC	1,219,018	(1,219,018)	—
UBS Securities LLC.	1,271,059	(1,271,059)	—
Total	$38,844,043	$(38,844,043)	$—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

(1)
Collateral with a fair value of  $39,819,453 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
SG Americas Securities, LLC	$234,858	$(234,858)	$—
Total	$234,858	$(234,858)	$—

(1)
Collateral with a fair value of  $246,279 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$31,044	$(31,044)	$—
HSBC Bank PLC	34,105,118	(34,105,118)	—
Total	$34,136,162	$(34,136,162)	$—

(1)
Collateral with a fair value of 34,889,317 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$59,920	$(59,920)	$—
HSBC Securities (USA) Inc.	351,995	(351,995)	—
Mizuho Securities USA Inc.	346,707	(346,707)	—
Raymond James & Associates, Inc.	622,854	(622,854)	—
Total	$1,381,475	$(1,381,475)	$—

(1)
Collateral with a fair value of  $1,413,974 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,115,937	$(1,115,937)	$—
BNP Paribas Prime Brokerage, Inc.	129,330	(129,330)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	794,289	(794,289)	—
Goldman, Sachs & Co.	5,136,788	(5,136,788)	—
HSBC Bank PLC	1,120,499	(1,120,499)	—
JP Morgan Clearing Corp	1,830,174	(1,830,174)	—
Janney Montgomery Scott LLC	15,378	(15,378)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	803,593	(803,593)	—
Morgan Stanley & Co. LLC	3,636,723	(3,636,723)	—
RBC Capital Markets, LLC	724,565	(724,565)	—
SG Americas Securities, LLC	174,524	(174,524)	—
Scotia Capital (USA) INC	4,142,701	(4,142,701)	—
UBS Securities LLC.	870,474	(870,474)	—
Total	$20,494,975	$(20,494,975)	$—

(1)
Collateral with a fair value of  $21,029,013 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Clarion Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$13,108,214	$(13,108,214)	$—
SG Americas Securities, LLC	97,380	(97,380)	—
Total	$13,205,594	$(13,205,594)	$—

(1)
Collateral with a fair value of  $13,547,794 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Franklin Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,756,989	$(1,756,989)	$—
Barclays Capital Inc.	6,290,195	(6,290,195)	—
Citadel Clearing LLC	1,403,051	(1,403,051)	—
Citigroup Global Markets Inc.	539,206	(539,206)	—
Credit Suisse Securities (USA) LLC	2,721,178	(2,721,178)	—
Deutsche Bank Securities Inc.	432,860	(432,860)	—
Goldman, Sachs & Co.	5,235,244	(5,235,244)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	6,465,895	(6,465,895)	—
JP Morgan Clearing Corp	555,202	(555,202)	—
Jefferies LLC	957,070	(957,070)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	4,093,296	(4,093,296)	—
Morgan Stanley & Co. LLC	3,490,863	(3,490,863)	—
RBC Capital Markets, LLC	1,783,947	(1,783,947)	—
Scotia Capital (USA) INC	344,533	(344,533)	—
SG Americas Securities, LLC	4,435,869	(4,435,869)	—
UBS Securities LLC.	439,825	(439,825)	—
Total	$40,945,225	$(40,945,225)	$—

(1)
Collateral with a fair value of  $41,957,956 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$41,362	$(41,362)	$—
BMO Capital Markets Corp	60,167	(60,167)	—
BNP Paribas	2,227,037	(2,227,037)	—
BNP Paribas Prime Brokerage Intl Ltd	459,881	(459,881)	—
BNP Paribas Prime Brokerage, Inc.	5,206,114	(5,206,114)	—
Citigroup Global Markets Inc.	456,401	(456,401)	—
Credit Suisse Securities (USA) LLC	79,375	(79,375)	—
Deutsche Bank Securities Inc.	688,180	(688,180)	—
Goldman, Sachs & Co.	1,770,749	(1,770,749)	—
Janney Montgomery Scott LLC	2,088	(2,088)	—
Jefferies LLC	525,914	(525,914)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,453,038	(1,453,038)	—
Mizuho Securities USA Inc.	154,521	(154,521)	—
Morgan Stanley & Co. LLC	5,492,858	(5,492,858)	—
National Financial Services LLC	297,295	(297,295)	—
Nomura Securities International, Inc.	150,601	(150,601)	—
RBC Capital Markets, LLC	111,805	(111,805)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Dominion Securities Inc	4,235,886	(4,235,886)	—
Scotia Capital (USA) INC	302,796	(302,796)	—
SG Americas Securities, LLC	1,390,749	(1,390,749)	—
UBS Securities LLC.	3,959,836	(3,959,836)	—
Wells Fargo Securities LLC	266,976	(266,976)	—
Total	$29,333,631	$(29,333,631)	$—

(1)
Collateral with a fair value of  $30,233,472 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Global Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$976,059	$(976,059)	$—
Goldman, Sachs & Co.	2,557,142	(2,557,142)	—
JP Morgan Securities, Plc.	453,070	(453,070)	—
Jefferies LLC	322,845	(322,845)	—
Mizuho Securities USA Inc.	20,774	(20,774)	—
Morgan Stanley & Co. LLC	373	(373)	—
RBC Capital Markets, LLC	59,847	(59,847)	—
Scotia Capital (USA) INC	168,925	(168,925)	—
SG Americas Securities, LLC	970,632	(970,632)	—
UBS Securities LLC.	1,763,810	(1,763,810)	—
Total	$7,293,475	$(7,293,475)	$—

(1)
Collateral with a fair value of  $7,689,337 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — REORGANIZATIONS
On August 14, 2015, Large Cap Value (“Acquiring Portfolio”) acquired all of the assets of, and assumed all of the liabilities of VY® Franklin Mutual Shares Portfolio (“Acquired Portfolio”), which is not included in this report, an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The reorganization could provide the Acquired Portfolio’s shareholders with the potential for improved performance and an immediate benefit through lower gross and net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 11 — REORGANIZATIONS (continued)

Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2015, are as follows:
Net investment income	$38,238,460
Net realized and unrealized loss on investments	$(106,724,656)
Net decrease in net assets resulting from operations	$(68,486,196)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$197,867	$1,613,214	$—	$10,972	0.5068
The net assets of the Acquiring Portfolio after the acquisition were $1,811,080,797.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	Ordinary Income	Ordinary Income	Long-term Capital Gains
High Yield	$20,092,744	$42,028,135	$—
Large Cap Growth	—	38,692,421	627,559,367
Large Cap Value	—	47,111,993	66,728,093
Limited Maturity Bond	786,310	2,986,356	—
Multi-Manager Large Cap Core	—	12,529,545	14,476,565
U.S. Stock Index	—	88,415,784	390,388,042
Clarion Real Estate	—	9,674,768	—
Franklin Income	—	40,802,238	—
JPMorgan Small Cap Core Equity	—	12,188,012	81,194,300
Templeton Global Growth	—	14,476,265	14,927,904
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
High Yield	$9,665,656	$—	$(60,355,453)	$(18,671,568)	Short-term	2017

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
				(3,796,434)	Short-term	None
				(5,585,791)	Long-term	None
				$(28,053,793)
Large Cap Growth	16,204,704	789,824,551	813,224,737	—	—	—
Large Cap Value	6,072,634	47,620,872	(2,981,325)	(11,899,405)*	Short-term	2017
Limited Maturity Bond	3,580,426	—	(1,233,944)	(5,567,325)	Short-term	2017
				(454,706)	Short-term	None
				(409,705)	Long-term	None
				$(6,431,736)
Multi-Manager Large Cap Core	4,560,922	14,473,221	31,208,545	—	—	—
U.S. Stock Index	24,292,468	246,088,971	1,350,681,096	—	—	—
Clarion Real Estate	10,011,730	—	96,394,004	(71,939,223)	Short-term	2017
Franklin Income	31,623,374	—	20,296,185	(5,168,239)	Short-term	2016
				(41,925,368)	Short-term	2017
				(4,503,818)	Short-term	None
				(18,540,479)	Long-term	None
				$(70,137,904)
JPMorgan Small Cap Core Equity	9,389,856	55,203,638	78,783,277	—	—	—
Templeton Global Growth	7,193,482	59,463,243	(3,109,318)	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
High Yield
Class ADV	$0.0544	$—	$—	August 1, 2016	Daily
Class I	$0.0576	$—	$—	August 1, 2016	Daily
Class S	$0.0556	$—	$—	August 1, 2016	Daily
Class S2	$0.0527	$—	$—	August 1, 2016	Daily
Large Cap Growth
Class ADV	$—	$—	$2.4913	July 15, 2016	July 13, 2016
Class I	$0.1081	$—	$2.4913	July 15, 2016	July 13, 2016
Class R6	$0.1081	$—	$2.4913	July 15, 2016	July 13, 2016
Class S	$0.0574	$—	$2.4913	July 15, 2016	July 13, 2016
Class S2	$0.0218	$—	$2.4913	July 15, 2016	July 13, 2016
Large Cap Value
Class ADV	$0.0427	$—	$0.3489	July 15, 2016	July 13, 2016
Class I	$0.0427	$—	$0.3489	July 15, 2016	July 13, 2016
Class R6	$0.0427	$—	$0.3489	July 15, 2016	July 13, 2016
Class S	$0.0427	$—	$0.3489	July 15, 2016	July 13, 2016
Class S2	$0.0427	$—	$0.3489	July 15, 2016	July 13, 2016

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Limited Maturity Bond
Class ADV	$0.0136	$—	$—	August 1, 2016	Daily
Class I	$0.0192	$—	$—	August 1, 2016	Daily
Class S	$0.0171	$—	$—	August 1, 2016	Daily
Multi-Manager Large Cap Core
Class ADV	$0.1705	$—	$0.5410	July 15, 2016	July 13, 2016
Class I	$0.1705	$—	$0.5410	July 15, 2016	July 13, 2016
Class R6	$0.1705	$—	$0.5410	July 15, 2016	July 13, 2016
Class S	$0.1705	$—	$0.5410	July 15, 2016	July 13, 2016
U.S. Stock Index
Class ADV	$0.0531	$0.0230	$0.7701	July 15, 2016	July 13, 2016
Class I	$0.0531	$0.0230	$0.7701	July 15, 2016	July 13, 2016
Class S	$0.0531	$0.0230	$0.7701	July 15, 2016	July 13, 2016
Class S2	$0.0531	$0.0230	$0.7701	July 15, 2016	July 13, 2016
Clarion Real Estate
Class ADV	$0.4622	$—	$—	July 15, 2016	July 13, 2016
Class I	$0.6744	$—	$—	July 15, 2016	July 13, 2016
Class S	$0.5727	$—	$—	July 15, 2016	July 13, 2016
Class S2	$0.5184	$—	$—	July 15, 2016	July 13, 2016
Franklin Income
Class ADV	$0.6679	$—	$—	July 15, 2016	July 13, 2016
Class I	$0.7246	$—	$—	July 15, 2016	July 13, 2016
Class S	$0.7063	$—	$—	July 15, 2016	July 13, 2016
Class S2	$0.6869	$—	$—	July 15, 2016	July 13, 2016
JPMorgan Small Cap Core Equity
Class ADV	$0.0392	$0.1514	$1.4445	July 15, 2016	July 13, 2016
Class I	$0.1450	$0.1514	$1.4445	July 15, 2016	July 13, 2016
Class R6	$0.1450	$0.1514	$1.4445	July 15, 2016	July 13, 2016
Class S	$0.0926	$0.1514	$1.4445	July 15, 2016	July 13, 2016
Class S2	$0.0582	$0.1514	$1.4445	July 15, 2016	July 13, 2016
Templeton Global Growth
Class ADV	$0.4628	$—	$4.1662	July 15, 2016	July 13, 2016
Class I	$0.5465	$—	$4.1662	July 15, 2016	July 13, 2016
Class S	$0.5041	$—	$4.1662	July 15, 2016	July 13, 2016
Class S2	$0.4764	$—	$4.1662	July 15, 2016	July 13, 2016
Reorganization: On March 18, 2016, the Board approved a proposal to reorganize VY® Fidelity® VIP Contrafund® Portfolio, which is not included in this report (the “Disappearing Portfolio”) with and into Large Cap Growth (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on August 9, 2016. The Reorganization will take place on or about August 26, 2016.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

Corporate Bonds/Notes	95.9%
Assets in Excess of Other Liabilities*	4.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.9%
		Basic Materials: 6.2%
$1,400,000	#,L	Anglo American Capital PLC, 4.875%, 05/14/25	$1,344,000	0.2
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,299,962	0.3
480,000	#	BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC, 6.500%, 05/15/21	498,192	0.1
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	1,952,500	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,252,150	0.2
500,000	#,L	Constellium NV, 7.875%, 04/01/21	517,500	0.1
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	648,875	0.1
3,650,000		Freeport-McMoRan, Inc., 5.400%-5.450%, 11/14/34-03/15/43	2,938,000	0.4
465,000	#	Kaiser Aluminum Corp., 5.875%, 05/15/24	478,950	0.1
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,220,250	0.3
480,000	#	PQ Corp., 6.750%, 11/15/22	500,400	0.1
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,935,000	0.3
2,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,740,000	0.3
2,250,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,376,563	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	973,350	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials (continued)
$945,000	#,L	WR Grace & Co-Conn, 5.625%, 10/01/24	$972,169	0.1
24,154,000		Other Securities(a),(b)	17,774,206	2.7
			40,422,067	6.2
		Communications: 19.8%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	405,500	0.0
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,064,470	0.2
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	972,500	0.1
1,530,000	#,L	Altice SA, 7.625%, 02/15/25	1,499,400	0.2
2,800,000	#	Altice SA, 7.750%, 05/15/22	2,838,500	0.5
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,667,925	0.3
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	896,062	0.1
1,130,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,149,775	0.2
2,395,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,472,838	0.4
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21-09/30/22	2,065,504	0.3
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,116,250	0.5
675,000		CenturyLink, Inc., 7.500%, 04/01/24	683,437	0.1
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	909,625	0.1
3,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%-7.625%, 03/15/20-11/15/22	3,180,250	0.5
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,812,800	0.3
500,000	#	CommScope, Inc., 5.500%, 06/15/24	509,375	0.1
1,290,000	#	DISH DBS Corp., 7.750%, 07/01/26	1,335,150	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
$5,900,000		DISH DBS Corp., 5.000%-6.750%, 06/01/21-11/15/24	$5,684,687	0.9
3,475,000		Frontier Communications Corp., 8.875%-11.000%, 09/15/20-09/15/25	3,661,500	0.6
2,955,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,940,225	0.5
800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	807,000	0.1
1,500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	1,473,750	0.2
430,000	#	Match Group, Inc., 6.375%, 06/01/24	449,350	0.1
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,105,000	0.5
1,125,000	#	Neptune Finco Corp., 6.625%, 10/15/25	1,186,875	0.2
2,520,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,891,700	0.4
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	946,969	0.1
3,075,000	#	Numericable Group SA, 6.250%, 05/15/24	2,952,000	0.4
2,000,000	#	Numericable-SFR SA, 6.000%, 05/15/22	1,952,500	0.3
1,200,000	#	Numericable-SFR SA, 7.375%, 05/01/26	1,188,000	0.2
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,137,410	0.3
1,335,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	1,347,442	0.2
2,850,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,964,000	0.5
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,603,125	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,388,575	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	1,920,000	0.3
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	3,959,500	0.6
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	860,000	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
$2,500,000		Sprint Corp., 7.125%-7.250%, 09/15/21-06/15/24	$2,021,250	0.3
2,900,000	#	TEGNA, Inc., 5.500%, 09/15/24	2,997,875	0.5
3,000,000		T-Mobile USA, Inc., 6.625%, 11/15/20	3,105,000	0.5
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,113,135	0.5
2,200,000		T-Mobile USA, Inc., 6.250%-6.836%, 04/01/21-01/15/26	2,320,653	0.3
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,977,500	0.5
2,640,000	#	West Corp., 5.375%, 07/15/22	2,465,100	0.4
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,231,250	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,482,250	0.2
35,889,000		Other Securities(b)	33,956,722	5.2
			128,669,704	19.8
		Conglomerates: 0.2%
1,492,424		Other Securities	1,494,514	0.2
		Consumer, Cyclical: 15.8%
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,023,700	0.2
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,651,650	0.4
2,500,000	#	BMC Stock Holdings, Inc., 9.000%, 09/15/18	2,604,395	0.4
255,000	#	Boyd Gaming Corp., 6.375%, 04/01/26	267,750	0.0
2,580,000	L	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,599,350	0.4
1,750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,813,740	0.3
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,222,650	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,763,200	0.3
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,591,025	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
$2,600,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	$2,775,500	0.4
1,715,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,766,450	0.3
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	605,475	0.1
1,175,000	#	Guitar Center, Inc., 6.500%, 04/15/19	1,016,375	0.2
1,100,000	#,L	Guitar Center, Inc., 9.625%, 04/15/20	772,750	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	631,314	0.1
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	364,875	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,622,300	0.6
945,000	#,L	International Game Technology PLC, 5.625%, 02/15/20	1,000,519	0.2
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,009,194	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	966,937	0.1
430,000	#	JC Penney Corp., Inc., 5.875%, 07/01/23	434,300	0.1
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	904,200	0.2
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	904,200	0.1
1,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	994,525	0.1
5,000,000		MGM Resorts International, 6.625%-8.625%, 02/01/ 19-12/15/21	5,508,000	0.8
900,000	#	MGP Escrow Issuer LLC / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24	954,000	0.1
665,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	694,925	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
$1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	$1,218,000	0.2
2,600,000	#,&,L	Neiman Marcus Group LLC., 8.750%, 10/15/21	1,989,000	0.3
2,415,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,592,865	0.4
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,065,000	0.3
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,026,250	0.1
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	276,250	0.0
299,903	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	306,651	0.1
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	818,100	0.1
1,640,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,631,800	0.2
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	580,000	0.1
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,537,500	0.4
1,250,000	#,L	Studio City Finance Ltd., 8.500%, 12/01/20	1,268,750	0.2
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,814,250	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,903,650	0.3
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	518,256	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,571,750	0.4
37,687,000		Other Securities(b)	37,964,609	5.8
			102,545,980	15.8
		Consumer, Non-cyclical: 18.9%
110,000	#	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	111,925	0.0
2,145,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 6.625%, 06/15/24	2,220,075	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
$1,170,000	#	Alere, Inc., 6.375%, 07/01/23	$1,225,575	0.2
3,225,000		Amsurg Corp., 5.625%, 11/30/20-07/15/22	3,333,437	0.5
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,045,620	0.2
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	784,700	0.1
1,165,000	#,L	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,019,375	0.2
2,000,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,930,000	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,228,150	0.2
2,070,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,971,675	0.3
1,872,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,876,680	0.3
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,713,319	0.3
2,035,000	#	Centene Corp., 5.625%, 02/15/21	2,126,575	0.4
775,000	#	Centene Corp., 6.125%, 02/15/24	825,859	0.1
2,425,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,534,125	0.4
2,790,000		Cott Beverages, Inc., 5.375%-6.750%, 01/01/20-07/01/22	2,876,537	0.4
2,480,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,529,104	0.4
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,150,000	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,988,250	0.6
5,185,000		HCA, Inc., 5.375%- 8.000%, 10/01/18- 02/01/25	5,590,087	0.9
440,000	#	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.500%, 06/01/22	433,400	0.1
440,000	#,L	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.750%, 06/01/24	430,100	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
$2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	$2,512,237	0.4
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,465,125	0.4
470,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	444,150	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,190,937	0.3
2,250,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,230,312	0.3
605,000	#	LifePoint Health, Inc., 5.375%, 05/01/24	608,025	0.1
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,106,300	0.3
2,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,803,200	0.4
1,535,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	1,538,838	0.2
2,570,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,704,925	0.4
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,228,500	0.2
645,000	#,L	NBTY, Inc., 7.625%, 05/15/21	647,419	0.1
1,255,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,319,319	0.2
1,100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	1,211,375	0.2
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,225,125	0.2
475,000	#	Prestige Brands, Inc., 6.375%, 03/01/24	495,188	0.1
1,600,000	#,L	Quorum Health Corp., 11.625%, 04/15/23	1,624,000	0.3
2,250,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	2,255,625	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
$2,645,000		Spectrum Brands, Inc., 5.750%-6.625%, 11/15/20-07/15/25	$2,787,331	0.4
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,090,900	0.3
510,000	#	Team Health, Inc., 7.250%, 12/15/23	547,036	0.1
6,115,000		Tenet Healthcare Corp., 6.000%-8.125%, 02/01/20-06/15/23	6,126,738	0.9
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,295,313	0.2
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	313,875	0.1
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,681,250	0.4
1,285,000	#	US Foods, Inc., 5.875%, 06/15/24	1,320,338	0.2
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	808,125	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,662,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	431,350	0.1
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,010,000	0.5
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	865,000	0.1
1,580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	1,357,813	0.2
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,096,250	0.3
2,080,000	#,L	VRX Escrow Corp., 6.125%, 04/15/25	1,674,400	0.3
21,296,078		Other Securities(b)	20,863,098	3.2
			122,486,485	18.9
		Diversified: 1.1%
2,905,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	2,995,781	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Diversified (continued)
$1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	$1,233,600	0.2
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,631,250	0.4
			6,860,631	1.1
		Energy: 9.3%
2,385,000	#	California Resources Corp., 8.000%, 12/15/22	1,696,331	0.3
500,000	#	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	514,065	0.1
1,180,000	#	Halcon Resources Corp., 8.625%, 02/01/20	1,118,782	0.2
2,000,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,874,800	0.3
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	898,700	0.1
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,600,000	0.4
2,715,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,674,275	0.4
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,317,250	0.3
215,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	215,000	0.0
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,250,600	0.2
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	502,775	0.1
2,000,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	1,995,000	0.3
2,815,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,674,250	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
$720,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	$741,600	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,600,000	0.4
3,237,000		WPX Energy, Inc., 6.000%, 01/15/22	3,026,595	0.5
45,705,000		Other Securities(a),(b)	33,978,568	5.2
			60,678,591	9.3
		Financial: 6.5%
3,565,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,661,255	0.6
250,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	260,125	0.0
2,250,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,165,625	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,793,750	0.4
5,352,000		Ally Financial, Inc., 3.500%-8.000%, 07/18/16-11/01/31	5,664,605	0.9
2,520,000		CBRE Services, Inc., 5.250%, 03/15/25	2,646,078	0.4
500,000		CIT Group, Inc., 4.250%, 08/15/17	510,500	0.1
2,500,000		CIT Group, Inc., 5.000%, 08/15/22	2,550,000	0.4
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,048,750	0.1
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,985,187	0.5
1,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,375,550	0.2
400,000	#	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	389,500	0.1
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	597,488	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	17,871	0.0
3,035,000		Navient Corp., 5.875%, 10/25/24	2,610,100	0.4
750,000		Navient Corp., 6.125%, 03/25/24	661,875	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$1,210,000#		Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	$1,244,788	0.2
10,527,000		Other Securities	10,759,318	1.7
			41,942,365	6.5
		Industrial: 10.4%
2,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	2,682,600	0.4
2,116,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,232,380	0.3
2,997,538	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	3,042,501	0.5
1,375,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,410,234	0.2
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	434,559	0.1
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,703,400	0.3
2,020,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,752,350	0.3
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,458,125	0.4
2,295,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	2,409,750	0.4
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,496,250	0.2
2,500,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,281,250	0.3
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,006,400	0.3
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,065,275	0.3
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,808,737	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,594,437	0.4
275,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	289,381	0.0
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,643,360	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
$2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	$2,664,000	0.4
2,500,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,562,500	0.4
870,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	881,963	0.2
115,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	118,608	0.0
1,675,000	#	Sanmina Corp., 4.375%, 06/01/19	1,716,875	0.3
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,043,750	0.1
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	571,250	0.1
2,515,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,508,713	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	505,216	0.1
2,250,000	#	Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,393,438	0.3
800,000	#	TransDigm, Inc., 6.375%, 06/15/26	799,000	0.1
3,020,000		TransDigm, Inc., 6.000%-6.500%, 07/15/22-05/15/25	3,045,865	0.5
1,320,000	#	WESCO Distribution, Inc., 5.375%, 06/15/24	1,323,300	0.2
1,000,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	925,000	0.1
710,437	#,&	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	387,188	0.1
1,260,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,282,050	0.2
11,391,098		Other Securities	11,643,709	1.8
			67,683,414	10.4
		Retailers (Except Food & Drug): 0.4%
2,487,361		Other Securities	2,471,815	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 5.4%
$2,000,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	$2,185,000	0.3
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,887,500	0.3
1,500,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,275,000	0.2
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,246,068	0.2
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	456,472	0.0
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,247,287	0.2
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	465,471	0.1
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,056,027	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	503,125	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	377,126	0.0
1,000,000	#	First Data Corp., 5.750%, 01/15/24	995,000	0.1
3,650,000	#	First Data Corp., 7.000%, 12/01/23	3,718,438	0.6
1,500,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,530,000	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,112,200	0.3
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,412,000	0.4
910,000	#	MSCI, Inc., 5.250%, 11/15/24	935,025	0.2
865,000	#	MSCI, Inc., 5.750%, 08/15/25	901,763	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,811,150	0.3
535,000	#	Open Text Corp., 5.875%, 06/01/26	539,013	0.1
510,000	#	Qorvo, Inc., 6.750%, 12/01/23	531,675	0.1
510,000	#	Qorvo, Inc., 7.000%, 12/01/25	540,600	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
$405,000	#	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26	$421,200	0.1
6,700,000		Other Securities	6,904,250	1.1
			35,051,390	5.4
		Utilities: 1.9%
3,860,000		Calpine Corp., 5.375%-5.750%, 01/15/23-01/15/25	3,757,169	0.6
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,910,000	0.4
475,000	#	NRG Energy, Inc., 7.250%, 05/15/26	475,000	0.1
2,862,000L		NRG Energy, Inc., 6.250%-8.250%, 09/01/20-07/15/22	2,869,817	0.4
2,190,000		Other Securities(b)	2,392,538	0.4
			12,404,524	1.9
		Total Corporate Bonds/Notes (Cost $638,135,669)	622,711,480	95.9
SHORT-TERM INVESTMENTS: 6.1%
		Securities Lending Collateralcc: 6.1%
9,042,659		Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $9,042,763, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $9,223,620, due 01/01/30-06/20/46)	9,042,659	1.4
9,457,270		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $9,457,392, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $9,646,415, due 07/15/16-09/20/65)	9,457,270	1.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$9,457,270	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $9,457,400, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,646,416, due 07/07/16-02/01/49)	$9,457,270	1.4
9,457,270	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $9,457,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $9,646,416, due 12/01/16-02/20/66)	9,457,270	1.4
2,404,984	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,405,016, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,472,536, due 04/15/18-01/15/29)	2,404,984	0.4
		39,819,453	6.1
	Total Short-Term Investments (Cost $39,819,453)	39,819,453	6.1
	Total Investments in Securities (Cost $677,955,122)	$662,530,933	102.0
	Liabilities in Excess of Other Assets	(13,018,803)	(2.0)
	Net Assets	$649,512,130	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&
Payment-in-kind

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

±
Defaulted security

(a)
The grouping contains securities in default.

(b)
This grouping contains securities on loan.

Cost for federal income tax purposes is $678,043,664.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$13,370,520
Gross Unrealized Depreciation	(28,883,251)
Net Unrealized Depreciation	$(15,512,731)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$622,711,480	$—	$622,711,480
Short-Term Investments	—	39,819,453	—	39,819,453
Total Investments, at fair value	$—	$662,530,933	$—	$662,530,933

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	29.2%
Consumer Discretionary	21.5%
Health Care	19.6%
Consumer Staples	10.5%
Industrials	9.0%
Financials	6.0%
Materials	3.5%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 21.5%
307,496	@	Amazon.com, Inc.	$220,050,288	3.7
859,890	@	Burlington Stores, Inc.	57,363,262	1.0
2,238,706		Coach, Inc.	91,204,882	1.5
2,686,638		Comcast Corp. - Class A	175,141,931	3.0
1,821,437	@	Dish Network Corp. - Class A	95,443,299	1.6
884,511		Dollar General Corp.	83,144,034	1.4
1,172,482		Foot Locker, Inc.	64,322,362	1.1
751,972		Hasbro, Inc.	63,158,128	1.1
1,553,682		Home Depot, Inc.	198,389,655	3.4
2,436,900		Interpublic Group of Cos., Inc.	56,292,390	1.0
878,208		McDonald’s Corp.	105,683,551	1.8
979,571		Other Securities	55,953,095	0.9
			1,266,146,877	21.5
		Consumer Staples: 10.5%
584,428		Church & Dwight Co., Inc.	60,131,797	1.0
1,047,544		Costco Wholesale Corp.	164,506,310	2.8
1,117,298		Mead Johnson Nutrition Co.	101,394,794	1.7
776,948	@	Monster Beverage Corp.	124,863,313	2.1
1,577,012		PepsiCo, Inc.	167,068,651	2.9
			617,964,865	10.5
		Financials: 6.0%
679,938		Aon PLC	74,269,628	1.3
192,238		Blackrock, Inc.	65,847,282	1.1
216,440		Equinix, Inc.	83,920,281	1.5
326,889		Intercontinental Exchange, Inc.	83,670,508	1.4
1,483,907		Other Securities	42,254,252	0.7
			349,961,951	6.0
		Health Care: 19.6%
963,994		AbbVie, Inc.	59,680,868	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
410,186	@	Allergan plc	$94,789,883	1.6
722,754		Amgen, Inc.	109,967,021	1.9
472,440		Becton Dickinson & Co.	80,121,100	1.3
310,858	@	Biogen, Inc.	75,171,681	1.3
3,587,086	@	Boston Scientific Corp.	83,830,200	1.4
1,814,769		Bristol-Myers Squibb Co.	133,476,260	2.3
1,213,881		Danaher Corp.	122,601,981	2.1
924,260	@	Edwards Lifesciences Corp.	92,176,450	1.5
763,234		Gilead Sciences, Inc.	63,668,980	1.1
346,396	L	Shire PLC ADR	63,764,576	1.1
1,030,578		UnitedHealth Group, Inc.	145,517,614	2.5
539,259		Other Securities	31,066,711	0.5
			1,155,833,325	19.6
		Industrials: 9.0%
2,559,841		Delta Air Lines, Inc.	93,255,008	1.6
1,112,731		Fortune Brands Home & Security, Inc.	64,505,016	1.1
709,620		Honeywell International, Inc.	82,542,998	1.4
989,759		Ingersoll-Rand PLC - Class A	63,027,853	1.1
370,344		Northrop Grumman Corp.	82,320,064	1.4
470,195		Roper Technologies, Inc.	80,196,459	1.3
596,280		Stanley Black & Decker, Inc.	66,318,262	1.1
			532,165,660	9.0
		Information Technology: 29.2%
1,321,455	@	Adobe Systems, Inc.	126,582,174	2.1
348,246	@	Alphabet, Inc. - Class A	245,001,508	4.2
38,805	@	Alphabet, Inc. - Class C	26,856,941	0.5
1,008,620		Amphenol Corp.	57,824,185	1.0
3,136,966		Apple, Inc.	299,893,950	5.1
2,910,751		Applied Materials, Inc.	69,770,702	1.2
412,756		Broadcom Ltd.	64,142,282	1.1
1,544,944	@	Facebook, Inc.	176,556,200	3.0
676,671		Intuit, Inc.	75,523,250	1.3
3,539,185		Microsoft Corp.	181,100,096	3.1
2,185,078	@	PayPal Holdings, Inc.	79,777,198	1.3
1,067,481	@	Red Hat, Inc.	77,499,121	1.3
1,207,764	@	Salesforce.com, Inc.	95,908,539	1.6
1,894,700		Visa, Inc. - Class A	140,529,899	2.4
			1,716,966,045	29.2
		Materials: 3.5%
1,370,533	@	Crown Holdings, Inc.	69,444,907	1.2
1,090,666		Eastman Chemical Co.	74,056,222	1.2
1,412,190		Sealed Air Corp.	64,918,374	1.1
			208,419,503	3.5
		Total Common Stock (Cost $5,374,196,378)	5,847,458,226	99.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateralcc: 0.0%
$246,279	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $246,282, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $251,205, due 07/15/16-09/20/65) (Cost $246,279)	$246,279	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
36,217,600	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $36,217,600)	36,217,600	0.6
	Total Short-Term Investments (Cost $36,463,879)	36,463,879	0.6
	Total Investments in Securities (Cost $5,410,660,257)	$5,883,922,105	99.9
	Assets in Excess of Other Liabilities	6,029,176	0.1
	Net Assets	$5,889,951,281	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $5,418,021,433.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$669,216,939
Gross Unrealized Depreciation	(203,316,267)
Net Unrealized Appreciation	$465,900,672

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$5,847,458,226	$—	$—	$5,847,458,226
Short-Term Investments	36,217,600	246,279	—	36,463,879
Total Investments, at fair value	$5,883,675,826	$246,279	$—	$5,883,922,105

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	26.4%
Energy	13.1%
Health Care	11.3%
Information Technology	9.7%
Consumer Staples	9.1%
Industrials	8.6%
Utilities	7.2%
Consumer Discretionary	5.6%
Telecommunication Services	3.9%
Materials	3.1%
Communications**	0.0%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 5.6%
808,609		Coach, Inc.	$32,942,731	2.1
295,782	@	Dish Network Corp. - Class A	15,498,977	1.0
180,159		Hasbro, Inc.	15,131,554	1.0
193,661		McDonald’s Corp.	23,305,165	1.5
440,822		Other Securities	—	—
			86,878,427	5.6
		Consumer Staples: 9.1%
694,290		Coca-Cola Co.	31,472,165	2.0
177,237		Kimberly-Clark Corp.	24,366,543	1.6
334,357		Kraft Heinz Co.	29,583,907	1.9
386,418		Philip Morris International, Inc.	39,306,439	2.5
240,785		Wal-Mart Stores, Inc.	17,582,121	1.1
			142,311,175	9.1
		Energy: 13.1%
511,290		Canadian Natural Resources Ltd.	15,763,071	1.0
287,324		Chevron Corp.	30,120,175	1.9
710,789		ENI SpA ADR	22,994,024	1.5
252,103		Occidental Petroleum Corp.	19,048,903	1.2
715,685		Royal Dutch Shell PLC - Class A ADR	39,520,126	2.5
403,567		Schlumberger Ltd.	31,914,078	2.0
411,678		Valero Energy Corp.	20,995,578	1.4
498,509		Other Securities	24,476,912	1.6
			204,832,867	13.1
		Financials: 26.4%
778,482		BB&T Corp.	27,721,744	1.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
221,157		Chubb Ltd.	$28,907,431	1.8
287,018		Crown Castle International Corp.	29,112,236	1.9
394,659		Discover Financial Services	21,149,776	1.3
575,341		Gaming and Leisure Properties, Inc.	19,837,758	1.3
526,926		Hartford Financial Services Group, Inc.	23,384,976	1.5
744,570		JPMorgan Chase & Co.	46,267,580	3.0
2,389,721		Keycorp	26,406,417	1.7
813,777		Lazard Ltd.	24,234,279	1.5
410,494		Prudential Financial, Inc.	29,284,642	1.9
134,453		Simon Property Group, Inc.	29,162,856	1.9
400,138		T. Rowe Price Group, Inc.	29,198,070	1.9
1,327,025		Wells Fargo & Co.	62,808,093	4.0
367,210		Other Securities	14,585,581	0.9
			412,061,439	26.4
		Health Care: 11.3%
1,217,934	L	AstraZeneca PLC ADR	36,769,427	2.4
277,045		Gilead Sciences, Inc.	23,111,094	1.5
501,774		Medtronic PLC	43,538,930	2.8
851,864		Merck & Co., Inc.	49,075,885	3.1
169,394		UnitedHealth Group, Inc.	23,918,433	1.5
			176,413,769	11.3
		Industrials: 8.6%
241,820		Cummins, Inc.	27,190,241	1.7
278,920		Deere & Co.	22,603,677	1.4
225,677		General Dynamics Corp.	31,423,265	2.0
318,849		Lincoln Electric Holdings, Inc.	18,837,599	1.2
80,865		Lockheed Martin Corp.	20,068,267	1.3
137,427		Parker Hannifin Corp.	14,848,987	1.0
			134,972,036	8.6
		Information Technology: 9.7%
220,796		Apple, Inc.	21,108,098	1.3
1,735,146		Cisco Systems, Inc.	49,781,339	3.2
272,731		Lam Research Corp.	22,925,768	1.5
458,117		Microsoft Corp.	23,441,847	1.5
648,392		Qualcomm, Inc.	34,734,359	2.2
			151,991,411	9.7
		Materials: 3.1%
668,483		Dow Chemical Co.	33,230,290	2.1
314,807		Nucor Corp.	15,554,614	1.0
			48,784,904	3.1
		Telecommunication Services: 3.9%
1,414,007		AT&T, Inc.	61,099,242	3.9
		Utilities: 7.2%
912,903		Exelon Corp.	33,193,153	2.1
195,337		NextEra Energy, Inc.	25,471,945	1.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
520,726	PG&E Corp.	$33,284,806	2.1
395,495	Southern Co.	21,210,397	1.4
		113,160,301	7.2
	Total Common Stock (Cost $1,446,079,654)	1,532,505,571	98.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Communications: —%
$32,517	Other Securities	—	—
	Energy: 0.0%
1,685,000	Other Securities(a)	37,912	0.0
	Financial: —%
1,216,000	Other Securities(a)	—	—
	Total Corporate Bonds/Notes (Cost $1,372,582)	37,912	0.0
	Total Long-Term Investments
	(Cost $1,447,452,236)	1,532,543,483	98.0
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc: 2.2%
7,923,149	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $7,923,240, collateralized by various U.S. Government Agency Obligations, 3.000%- 7.250%, Market Value plus accrued interest $8,081,706, due 01/01/30-06/20/46)	7,923,149	0.5
8,286,307	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $8,286,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,452,033, due 07/15/16-09/20/65)	8,286,307	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$8,286,307	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $8,286,421, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,452,033, due 07/07/16-02/01/49)	$8,286,307	0.5
8,286,307	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $8,286,402, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $8,452,033, due 12/01/16-02/20/66)	8,286,307	0.5
2,107,247	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,107,275, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,166,436, due 04/15/18-01/15/29)	2,107,247	0.2
		34,889,317	2.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
20,115,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $20,115,000)	20,115,000	1.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $55,004,317)	$55,004,317	3.5
Total Investments in Securities (Cost $1,502,456,553)	$1,587,547,800	101.5
Liabilities in Excess of Other Assets	(23,906,300)	(1.5)
Net Assets	$1,563,641,500	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
The grouping contains securities in default.

Cost for federal income tax purposes is $1,506,035,144.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$121,487,180
Gross Unrealized Depreciation	(39,974,524)
Net Unrealized Appreciation	$81,512,656

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$86,878,427	$—	$—	$86,878,427
Consumer Staples	142,311,175	—	—	142,311,175
Energy	204,832,867	—	—	204,832,867
Financials	412,061,439	—	—	412,061,439
Health Care	176,413,769	—	—	176,413,769
Industrials	134,972,036	—	—	134,972,036
Information Technology	151,991,411	—	—	151,991,411
Materials	48,784,904	—	—	48,784,904
Telecommunication Services	61,099,242	—	—	61,099,242
Utilities	113,160,301	—	—	113,160,301
Total Common Stock	1,532,505,571	—	—	1,532,505,571
Corporate Bonds/Notes	—	37,912	—	37,912
Short-Term Investments	20,115,000	34,889,317	—	55,004,317
Total Investments, at fair value	$1,552,620,571	$34,927,229	$—	$1,587,547,800

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

Corporate Bonds/Notes	48.6%
U.S. Treasury Obligations	26.2%
Asset-Backed Securities	15.1%
Collateralized Mortgage Obligations	9.0%
U.S. Government Agency Obligations	0.3%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 48.6%
		Basic Materials: 1.2%
$1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$1,015,458	0.4
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	319,350	0.1
1,882,000		Other Securities	1,899,331	0.7
			3,234,139	1.2
		Communications: 2.6%
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,073,233	0.4
1,517,000		Cisco Systems, Inc., 1.100%-1.650%, 03/03/17- 06/15/18	1,527,769	0.6
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,112,194	0.4
3,332,000		Other Securities	3,412,443	1.2
			7,125,639	2.6
		Consumer, Cyclical: 4.1%
1,141,000		American Honda Finance Corp., 1.200%-2.250%, 07/14/17-08/15/19	1,169,121	0.4
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	758,896	0.3
1,140,000	L	Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,183,207	0.4
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,075,584	0.4
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,115,959	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	560,742	0.2
5,263,000		Other Securities(a)	5,328,028	2.0
			11,191,537	4.1
		Consumer, Non-cyclical: 10.4%
1,189,000		Abbott Laboratories, 2.000%, 03/15/20	1,206,360	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
$1,266,000		AbbVie, Inc., 1.750%-1.800%, 11/06/17-05/14/18	$1,274,771	0.5
1,010,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	1,050,080	0.4
610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	616,844	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	592,669	0.2
1,060,000	#	Kraft Heinz Foods Co., 2.000%, 07/02/18	1,075,003	0.4
507,000	#	Mylan NV, 2.500%, 06/07/19	514,092	0.2
1,174,000		Pfizer, Inc., 1.100%-1.450%, 05/15/17-06/03/19	1,179,892	0.4
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	560,894	0.2
20,295,000		Other Securities	20,540,213	7.5
			28,610,818	10.4
		Energy: 3.2%
1,332,000		Chevron Corp., 1.365%- 1.790%, 03/02/18-11/16/18	1,343,736	0.5
1,533,000		Shell International Finance BV, 1.375%-2.125%, 11/10/18-05/11/20	1,547,805	0.5
5,996,000		Other Securities	6,033,930	2.2
			8,925,471	3.2
		Financial: 20.6%
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	348,017	0.1
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,088,398	0.4
1,123,000		Bank of America Corp., 1.950%-2.650%, 05/12/18-04/01/19	1,141,583	0.4
1,206,000		Bank of Montreal, 1.300%-1.800%, 07/14/17-07/31/18	1,214,770	0.4
1,426,000		Bank of Nova Scotia, 1.300%, 07/21/17	1,428,826	0.5
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	814,354	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	542,433	0.2
400,000		Capital One Financial Corp., 2.350%, 08/17/18	405,889	0.1
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,213,274	0.5
592,000		Citigroup, Inc., 2.500%, 07/29/19	603,473	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,079,520	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$1,466,000		Credit Suisse/New York NY, 1.375%-1.700%, 05/26/17-04/27/18	$1,467,689	0.5
1,050,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	1,066,380	0.4
450,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	465,427	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,040,429	0.4
1,322,000		Goldman Sachs Group, Inc., 2.550%-2.625%, 01/31/19-10/23/19	1,353,761	0.5
800,000	#	ING Bank NV, 2.050%, 08/17/18	811,378	0.3
900,000	#	ING Bank NV, 2.700%, 08/17/20	929,070	0.3
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,076,208	0.4
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	551,363	0.2
1,470,000L		Lloyds Bank PLC, 1.750%-2.000%, 05/14/18-08/17/18	1,467,561	0.5
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,301,656	0.5
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	505,849	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	480,975	0.2
1,604,000		Morgan Stanley, 2.200%- 2.450%, 12/07/18-07/23/19	1,633,214	0.6
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	353,370	0.1
600,000		PNC Funding Corp., 5.625%, 02/01/17	614,911	0.2
1,203,000		PNC Bank NA, 1.150%- 2.400%, 11/01/16-10/18/19	1,225,790	0.5
710,000	#	Pricoa Global Funding I, 1.900%, 09/21/18	720,929	0.3
1,465,000		Royal Bank of Canada, 1.500%-1.800%, 01/16/18-07/30/18	1,476,378	0.5
1,089,000		Santander UK PLC, 1.650%, 09/29/17	1,088,987	0.4
430,000		Santander UK PLC, 2.500%, 03/14/19	434,594	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	635,539	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
$1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	$1,051,011	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	599,578	0.2
860,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	875,540	0.3
1,165,000		UBS AG/Stamford CT, 1.375%-1.800%, 08/14/17-03/26/18	1,168,365	0.4
1,281,000		US Bank NA/Cincinnati OH, 1.375%-2.125%, 09/11/17-10/28/19	1,298,284	0.5
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,310,365	0.5
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	514,588	0.2
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	446,825	0.2
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,359,764	0.5
17,501,000		Other Securities	17,414,313	6.3
			56,620,628	20.6
		Industrial: 1.8%
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	755,975	0.3
4,117,000		Other Securities	4,184,640	1.5
			4,940,615	1.8
		Technology: 2.8%
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,279,793	0.5
1,290,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	1,322,398	0.5
317,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	321,207	0.1
237,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	242,809	0.1
4,476,000		Other Securities	4,508,024	1.6
			7,674,231	2.8
		Utilities: 1.9%
538,000	#	Electricite de France SA, 2.350%, 10/13/20	550,148	0.2
4,802,000		Other Securities	4,840,290	1.7
			5,390,438	1.9
		Total Corporate Bonds/Notes (Cost $132,313,168)	133,713,516	48.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
$408,249	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.807%, 02/24/51	$415,227	0.1
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,847,968	1.0
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.326%, 11/15/44	780,963	0.3
445,000		CD 2007-CD5 Mortgage Trust, 6.326%, 11/15/44	457,557	0.1
386,730		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.901%, 12/10/49	399,070	0.2
1,460,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,470,928	0.5
1,260,000	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	1,268,875	0.5
365,405	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	370,460	0.1
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	993,022	0.4
877,639	#	CSMC Series 2009-RR1, 5.383%, 02/15/40	883,659	0.3
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	548,029	0.2
1,180,000	#	DBRR 2011-C32 Trust, 5.889%, 06/17/49	1,199,878	0.4
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.692%, 04/15/27	639,117	0.2
670,671		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	680,823	0.3
280,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 1.000%, 03/18/51	267,655	0.1
1,130,000		Morgan Stanley Capital I Trust 2007-HQ11, 5.441%, 02/12/44	1,128,793	0.4
240,921		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	242,636	0.1
299,471	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	299,242	0.1
568,236	#	Morgan Stanley Re-REMIC Trust 2010-GG10, 6.245%, 08/15/45	579,784	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$377,729	#	Morgan Stanley Reremic Trust, 5.988%, 08/12/45	$384,572	0.2
760,000	#	PFP 2015-2 Ltd., 3.684%, 07/14/34	748,083	0.3
617,219	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	624,642	0.2
1,022,474		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	1,027,022	0.4
326,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	331,238	0.1
426,789		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.852%, 02/25/34	429,592	0.2
5,564,386		Other Securities	5,647,291	2.1
		Total Collateralized Mortgage Obligations (Cost $25,170,615)	24,666,126	9.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
		Federal Home Loan Mortgage Corporation: 0.0%##
502		Other Securities	514	0.0
		Federal National Mortgage Association: 0.1%##
220,809		Other Securities	240,970	0.1
		Government National Mortgage Association: 0.2%
618,698		Other Securities	680,273	0.2
		Total U.S. Government Agency Obligations (Cost $883,839)	921,757	0.3
U.S. TREASURY OBLIGATIONS: 26.2%
		U.S. Treasury Bonds: 0.0%
91,000	L	1.625%-2.500%, due 05/15/26-02/15/46	93,111	0.0
		U.S. Treasury Notes: 26.2%
5,376,000		0.625%, due 06/30/18	5,379,467	2.0
4,216,200		0.750%, due 02/28/18	4,228,225	1.5
6,914,000		0.750%, due 02/15/19	6,928,582	2.5
31,616,000		1.000%, due 12/31/17	31,818,532	11.6
2,313,000		1.125%, due 02/28/21	2,329,580	0.9
3,132,000		1.125%, due 06/30/21	3,148,944	1.1
14,016,000		1.625%, due 07/31/20	14,417,867	5.2
2,802,000		1.750%, due 01/31/23	2,888,797	1.1
768,400		0.750%-1.375%, due 01/31/18-06/30/23	771,842	0.3
			71,911,836	26.2
		Total U.S. Treasury Obligations (Cost $71,249,707)	72,004,947	26.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 15.1%
		Automobile Asset-Backed Securities: 5.5%
$1,500,000	#	Bank of The West Auto Trust 2014-1 A4, 1.650%, 03/16/20	$1,507,287	0.6
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	350,238	0.1
1,130,000		CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	1,139,863	0.4
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	452,777	0.2
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	978,005	0.4
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	846,503	0.3
380,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	380,675	0.1
9,365,340		Other Securities	9,416,879	3.4
			15,072,227	5.5
		Credit Card Asset-Backed Securities: 4.9%
1,500,000		Cabela’s Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,538,969	0.6
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,459,826	0.5
1,000,000		Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	1,011,547	0.4
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	432,188	0.1
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,288,235	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,434,969	0.5
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,055,768	0.4
2,080,000		Discover Card Execution Note Trust, 0.872%-2.120%, 03/15/21-01/18/22	2,110,948	0.8
3,100,000		Other Securities	3,127,628	1.1
			13,460,078	4.9
		Home Equity Asset-Backed Securities: 0.1%
167,633		Other Securities	169,483	0.1
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.785%, 09/17/31	744,414	0.3
800,000	#	ARES XI CLO Ltd. 2007-11A C, 1.879%, 10/11/21	758,854	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities (continued)
$500,000	#	Atrium V 5A B, 1.326%, 07/20/20	$486,245	0.2
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	963,479	0.3
600,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	590,885	0.2
1,000,000	#	Clydesdale CLO Ltd. 2006- 1A B, 1.306%, 12/19/18	969,184	0.4
500,000	#	Golden Tree Loan Opportunities V Ltd. 2007- 5A D, 3.883%, 10/18/21	499,953	0.2
1,500,000	#	GoldenTree Loan Opportunities III Ltd. 2007- 3A C, 1.887%, 05/01/22	1,454,526	0.5
125,512	#	GSAMP Trust 2005-SEA2, 0.803%, 01/25/45	124,489	0.0
245,561	#	GSC Group CDO Fund VIII Ltd. 2007-8A B, 1.383%, 04/17/21	245,494	0.1
400,000	#	Gulf Stream - Compass CLO 2007-1A C Ltd., 2.634%, 10/28/19	399,952	0.1
750,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	750,193	0.3
750,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	709,207	0.3
500,000	#	KKR Financial CLO 2007- 1A D Ltd., 2.876%, 05/15/21	500,077	0.2
1,000,000	#	KKR Financial CLO 2007- 1A E Ltd, 5.626%, 05/15/21	999,950	0.3
500,000	#	MSIM Peconic Bay Ltd. 2007- 1A C, 2.634%, 07/20/19	500,019	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007- 1A B, 2.638%, 03/25/20	990,993	0.3
500,000	#	Muir Grove CLO Ltd. 2007- 1A C, 3.638%, 03/25/20	499,993	0.2
620,000		Other Securities	628,980	0.2
			12,816,887	4.6
		Total Asset-Backed Securities (Cost $41,450,227)	41,518,675	15.1
		Total Long-Term Investments (Cost $271,067,556)	272,825,021	99.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc: 0.5%
$1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/16-09/20/65)	$1,000,000	0.4
413,974	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $413,980, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $422,254, due 07/07/16-02/01/49)	413,974	0.1
		1,413,974	0.5
	Total Short-Term Investments (Cost $1,413,974)	1,413,974	0.5
	Total Investments in Securities (Cost $272,481,530)	$274,238,995	99.7
	Assets in Excess of Other Liabilities	901,523	0.3
	Net Assets	$275,140,518	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $272,490,162.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,670,790
Gross Unrealized Depreciation	(921,957)
Net Unrealized Appreciation	$1,748,833

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$133,713,516	$—	$133,713,516
Collateralized Mortgage Obligations	—	24,666,126	—	24,666,126
Short-Term Investments	—	1,413,974	—	1,413,974
Asset-Backed Securities	—	41,518,675	—	41,518,675
U.S. Treasury Obligations	—	72,004,947	—	72,004,947
U.S. Government Agency Obligations	—	921,757	—	921,757
Total Investments, at fair value	$—	$274,238,995	$—	$274,238,995

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Other Financial Instruments+
Futures	426,362	—	—	426,362
Total Assets	$426,362	$274,238,995	$—	$274,665,357
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(688,509)	$—	$(688,509)
Futures	(166,243)	—	—	(166,243)
Total Liabilities	$(166,243)	$(688,509)	$—	$(854,752)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	258	09/30/16	$56,586,655	$386,624
U.S. Treasury 5-Year Note	30	09/30/16	3,664,922	4,883
U.S. Treasury Ultra Long Bond	3	09/21/16	559,125	34,855
			$60,810,702	$426,362
Short Contracts
U.S. Treasury 10-Year Note	(37)	09/21/16	(4,920,422)	(127,424)
U.S. Treasury Long Bond	(4)	09/21/16	(689,375)	(38,819)
			$(5,609,797)	$(166,243)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Limited Maturity Bond Portfolio:
	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.493%	Chicago Mercantile Exchange	07/31/20	USD	14,016,000	$(325,700)	$(325,700)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.559%	Chicago Mercantile Exchange	11/05/20	USD	13,732,000	(362,809)	(362,809)
					$(688,509)	$(688,509)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$426,362
Total Asset Derivatives		$426,362

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2016 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$166,243
Credit contracts	Net Assets — Unrealized depreciation**	688,509
Total Liability Derivatives		$854,752

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(24,573)	$(24,573)
Interest rate contracts	(145,284)	(131,057)	(276,341)
Total	$(145,284)	$(155,630)	$(300,914)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$14,474	$14,474
Interest rate contracts	318,131	(905,330)	(587,199)
Total	$318,131	$(890,856)	$(572,725)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized apppreciation (depreciation) on investments.

See Accompanying Notes to Financial Statements

Voya Multi-Manager Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Core Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	19.8%
Consumer Discretionary	17.5%
Information Technology	15.2%
Health Care	12.0%
Industrials	11.9%
Consumer Staples	8.9%
Energy	5.0%
Materials	3.0%
Telecommunication Services	2.7%
Utilities	0.7%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 17.5%
156,330	@	Carmax, Inc.	$7,664,860	1.9
189,140		Carnival Corp.	8,359,988	2.1
73,983		Comcast Corp. - Class A	4,822,952	1.2
111,800	@	Dollar Tree, Inc.	10,536,032	2.7
164,810		Lowe’s Cos, Inc.	13,048,007	3.3
25,560	@	O’Reilly Automotive, Inc.	6,929,316	1.7
361,127		Other Securities	18,430,562	4.6
			69,791,717	17.5
		Consumer Staples: 8.9%
138,873		Altria Group, Inc.	9,576,682	2.4
107,610		Coca-Cola Co.	4,877,961	1.2
35,286		CVS Health Corp.	3,378,282	0.9
74,831		Edgewell Personal Care Co.	6,316,485	1.6
38,744		PepsiCo, Inc.	4,104,539	1.0
25,465		Philip Morris International, Inc.	2,590,300	0.7
30,376		Walgreens Boots Alliance, Inc.	2,529,410	0.6
33,654		Other Securities	2,068,196	0.5
			35,441,855	8.9
		Energy: 5.0%
84,429		Canadian Natural Resources Ltd.	2,602,946	0.6
78,304		Chevron Corp.	8,208,609	2.1
40,995		Exxon Mobil Corp.	3,842,871	1.0
94,844		Other Securities	5,191,432	1.3
			19,845,858	5.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 19.8%
14,140	@	Alleghany Corp.	$7,771,061	2.0
343,870		Bank of America Corp.	4,563,155	1.2
105,747	@	Berkshire Hathaway, Inc. - Class B	15,311,108	3.8
30,390		Blackrock, Inc.	10,409,487	2.6
120,541		Citigroup, Inc.	5,109,733	1.3
78,009		JPMorgan Chase & Co.	4,847,479	1.2
129,320		Morgan Stanley	3,359,734	0.9
229,883		Progressive Corp.	7,701,081	1.9
221,925		Wells Fargo & Co.	10,503,710	2.6
143,884		Other Securities	9,160,559	2.3
			78,737,107	19.8
		Health Care: 12.0%
78,939		Abbott Laboratories	3,103,092	0.8
93,882		Bristol-Myers Squibb Co.	6,905,021	1.7
24,710	@	Celgene Corp.	2,437,147	0.6
106,560		Eli Lilly & Co.	8,391,600	2.1
46,014		Johnson & Johnson	5,581,498	1.4
55,807		Medtronic PLC	4,842,374	1.2
137,920		Pfizer, Inc.	4,856,163	1.2
20,295		Zimmer Biomet Holdings, Inc.	2,443,112	0.6
69,744		Other Securities	9,438,087	2.4
			47,998,094	12.0
		Industrials: 11.9%
70,010		Deere & Co.	5,673,610	1.4
43,578		FedEx Corp.	6,614,269	1.7
66,870		General Dynamics Corp.	9,310,979	2.3
304,015		General Electric Co.	9,570,392	2.4
32,908		Honeywell International, Inc.	3,827,859	1.0
74,160		Nielsen NV	3,854,095	1.0
72,100		Norfolk Southern Corp.	6,137,873	1.5
31,584		Other Securities	2,535,251	0.6
			47,524,328	11.9
		Information Technology: 15.2%
104,740		Activision Blizzard, Inc.	4,150,846	1.0
3,398	@	Alphabet, Inc. - Class A	2,390,595	0.6
7,833	@	Alphabet, Inc. - Class C	5,421,219	1.4
132,344		Apple, Inc.	12,652,087	3.2
185,890		Cisco Systems, Inc.	5,333,184	1.3
34,240	@	Facebook, Inc.	3,912,947	1.0
97,755		Microsoft Corp.	5,002,124	1.3
132,990		Visa, Inc. - Class A	9,863,868	2.5

See Accompanying Notes to Financial Statements

Voya Multi-Manager Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Core Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
142,091	Other Securities	$11,745,571	2.9
		60,472,441	15.2
	Materials: 3.0%
110,750	Mosaic Co.	2,899,435	0.7
19,480	NewMarket Corp.	8,072,123	2.0
11,425	Other Securities	1,181,459	0.3
		12,153,017	3.0
	Telecommunication Services: 2.7%
193,179	Verizon Communications, Inc.	10,787,115	2.7
	Utilities: 0.7%
33,207	Other Securities	2,803,512	0.7
	Total Common Stock (Cost $350,893,219)	385,555,044	96.7
SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
10,502,456	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $10,502,456)	10,502,456	2.6
	Total Short-Term Investments (Cost $10,502,456)	10,502,456	2.6

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $361,395,675)	$396,057,500	99.3
Assets in Excess of Other Liabilities	2,633,245	0.7
Net Assets	$398,690,745	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

Cost for federal income tax purposes is $363,123,090.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$44,893,446
Gross Unrealized Depreciation	(11,959,036)
Net Unrealized Appreciation	$32,934,410

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$385,555,044	$—	$—	$385,555,044
Short-Term Investments	10,502,456	—	—	10,502,456
Total Investments, at fair value	$396,057,500	$—	$—	$396,057,500

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	19.7%
Financials	15.6%
Health Care	14.9%
Consumer Discretionary	12.2%
Consumer Staples	10.5%
Industrials	9.8%
Energy	7.3%
Utilities	3.7%
Telecommunication Services	2.9%
Materials	2.9%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 12.2%
91,504	@	Amazon.com, Inc.	$65,482,092	1.5
571,811		Comcast Corp. - Class A	37,276,359	0.9
294,215		Home Depot, Inc.	37,568,313	0.9
207,618		McDonald’s Corp.	24,984,750	0.6
346,457		Starbucks Corp.	19,789,624	0.4
353,019		Walt Disney Co.	34,532,319	0.8
6,245,742		Other Securities(a)	308,592,469	7.1
			528,225,926	12.2
		Consumer Staples: 10.5%
462,705		Altria Group, Inc.	31,908,137	0.7
920,852		Coca-Cola Co.	41,742,221	1.0
254,012		CVS Health Corp.	24,319,109	0.6
341,613		PepsiCo, Inc.	36,190,481	0.8
366,882		Philip Morris International, Inc.	37,319,237	0.9
629,542		Procter & Gamble Co.	53,303,321	1.2
361,181		Wal-Mart Stores, Inc.	26,373,437	0.6
2,786,176		Other Securities	203,328,402	4.7
			454,484,345	10.5
		Energy: 7.3%
445,742		Chevron Corp.	46,727,134	1.1
980,695		Exxon Mobil Corp.	91,930,349	2.1
328,629		Schlumberger Ltd.	25,987,981	0.6
3,767,294		Other Securities(a)	153,746,437	3.5
			318,391,901	7.3
		Financials: 15.6%
2,429,361		Bank of America Corp.	32,237,620	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
443,175	@	Berkshire Hathaway, Inc. - Class B	$64,167,308	1.5
694,126		Citigroup, Inc.	29,424,001	0.7
864,819		JPMorgan Chase & Co.	53,739,853	1.2
1,092,681		Wells Fargo & Co.	51,716,592	1.2
8,358,896		Other Securities	446,304,862	10.3
			677,590,236	15.6
		Health Care: 14.9%
382,514		AbbVie, Inc.	23,681,442	0.5
93,552	@	Allergan plc	21,618,932	0.5
177,667		Amgen, Inc.	27,032,034	0.6
394,800		Bristol-Myers Squibb Co.	29,037,540	0.7
229,736		Eli Lilly & Co.	18,091,710	0.4
314,983		Gilead Sciences, Inc.	26,275,882	0.6
650,542		Johnson & Johnson	78,910,745	1.8
332,564		Medtronic PLC	28,856,578	0.7
654,653		Merck & Co., Inc.	37,714,559	0.9
1,434,368		Pfizer, Inc.	50,504,097	1.2
224,871		UnitedHealth Group, Inc.	31,751,785	0.7
3,227,284		Other Securities	273,023,223	6.3
			646,498,527	14.9
		Industrials: 9.8%
143,444		3M Co.	25,119,913	0.6
141,617		Boeing Co.	18,391,800	0.4
2,174,820		General Electric Co.	68,463,334	1.6
180,245		Honeywell International, Inc.	20,966,098	0.5
184,069		United Technologies Corp.	18,876,276	0.4
3,748,075		Other Securities(a)	272,163,867	6.3
			423,981,288	9.8
		Information Technology: 19.7%
69,456	@	Alphabet, Inc. - Class A	48,864,380	1.1
69,854	@	Alphabet, Inc. - Class C	48,345,953	1.1
1,295,439		Apple, Inc.	123,843,968	2.9
1,189,553		Cisco Systems, Inc.	34,128,276	0.8
546,768	@	Facebook, Inc.	62,484,647	1.4
208,874		International Business Machines Corp.	31,702,896	0.7
1,116,778		Intel Corp.	36,630,318	0.9
229,600		Mastercard, Inc.	20,218,576	0.5
1,859,041		Microsoft Corp.	95,127,128	2.2
736,099		Oracle Corp.	30,128,532	0.7
347,406		Qualcomm, Inc.	18,610,540	0.4
450,493		Visa, Inc. - Class A	33,413,066	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
6,169,580	Other Securities(a)	$267,325,810	6.2
		850,824,090	19.7
	Materials: 2.9%
2,322,185	Other Securities	123,954,502	2.9
	Telecommunication Services: 2.9%
1,455,926	AT&T, Inc.	62,910,562	1.5
964,063	Verizon Communications, Inc.	53,833,278	1.2
475,154	Other Securities	8,647,668	0.2
		125,391,508	2.9
	Utilities: 3.7%
2,805,007	Other Securities	158,235,623	3.7
	Total Common Stock (Cost $2,959,251,585)	4,307,577,946	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.5%
$4,775,585	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,775,640, collateralized by various U.S. Government Agency Obligations, 3.000%- 7.250%, Market Value plus accrued interest $4,871,154, due 01/01/30- 06/20/46)	4,775,585	0.1
4,994,440	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,994,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,094,329, due 07/15/16-09/20/65)	4,994,440	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$4,994,440	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,994,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,094,329, due 07/07/16-02/01/49)	$4,994,440	0.1
4,994,440	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,994,497, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $5,094,329, due 12/01/16-02/20/66)	4,994,440	0.1
1,270,108	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,270,125, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,305,783, due 04/15/18- 01/15/29)	1,270,108	0.1
		21,029,013	0.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
20,395,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $20,395,000)	20,395,000	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $41,424,013)	$41,424,013	1.0
Total Investments in Securities (Cost $3,000,675,598)	$4,349,001,959	100.5
Liabilities in Excess of Other Assets	(20,294,486)	(0.5)
Net Assets	$4,328,707,473	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $3,045,692,772.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,439,771,579
Gross Unrealized Depreciation	(136,462,392)
Net Unrealized Appreciation	$1,303,309,187

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Tables
Investments, at fair value
Common Stock*	$4,307,577,946	$—	$—	$4,307,577,946
Short-Term Investments	20,395,000	21,029,013	—	41,424,013
Total Investments, at fair value	$4,327,972,946	$21,029,013	$—	$4,349,001,959
Liabilities Table
Other Financial Instruments+
Futures	$(68,172)	$—	$—	$(68,172)
Total Liabilities	$(68,172)	$—	$—	$(68,172)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2016, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	275	09/16/16	$28,740,250	$(68,172)
			$28,740,250	$(68,172)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives		$68,172
Equity contracts	Net Assets — Unrealized depreciation*	$68,172

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,193,279
Total	$3,193,279

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$228,099
Total	$228,099

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	99.9%
Assets in Excess of Other Liabilities*	0.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Financials: 99.9%
95,500		Alexandria Real Estate Equities, Inc.	$9,886,160	1.5
148,752		AvalonBay Communities, Inc.	26,833,373	3.9
98,456		Boston Properties, Inc.	12,986,346	1.9
494,000		CubeSmart	15,254,720	2.2
173,850		DCT Industrial Trust, Inc.	8,351,754	1.2
628,300		DDR Corp.	11,397,362	1.7
228,357	L	Digital Realty Trust, Inc.	24,888,629	3.6
359,900		Duke Realty Corp.	9,594,934	1.4
45,994		Equinix, Inc.	17,833,254	2.6
566,571		Equity Residential	39,025,410	5.7
33,092		Essex Property Trust, Inc.	7,547,954	1.1
360,000		Gaming and Leisure Properties, Inc.	12,412,800	1.8
963,050		General Growth Properties, Inc.	28,718,151	4.2
276,045		Healthcare Realty Trust, Inc.	9,658,815	1.4
328,857		Healthcare Trust of America, Inc.	10,635,235	1.6
135,147		Highwoods Properties, Inc.	7,135,762	1.0
817,468		Host Hotels & Resorts, Inc.	13,251,156	1.9
189,800		Kilroy Realty Corp.	12,581,842	1.8
673,878		Kimco Realty Corp.	21,146,292	3.1
212,100		Liberty Property Trust	8,424,612	1.2
186,264		MGM Growth Properties LLC	4,969,523	0.7
355,800		Paramount Group, Inc.	5,671,452	0.8
233,200		Pebblebrook Hotel Trust	6,121,500	0.9
196,000		Pennsylvania Real Estate Investment Trust	4,204,200	0.6
530,684		ProLogis, Inc.	26,024,743	3.8
121,064		Public Storage, Inc.	30,942,748	4.5
201,430		QTS Realty Trust, Inc.	11,276,051	1.7
328,911		Ramco-Gershenson Properties	6,449,945	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
164,500	Regency Centers Corp.	$13,773,585	2.0
589,200	Senior Housing Properties Trust	12,273,036	1.8
312,631	Simon Property Group, Inc.	67,809,664	9.9
213,974	SL Green Realty Corp.	22,781,812	3.3
79,200	Sovran Self Storage, Inc.	8,309,664	1.2
1,423,600	Spirit Realty Capital, Inc.	18,179,372	2.7
420,600	STORE Capital Corp.	12,386,670	1.8
152,251	Sun Communities, Inc.	11,668,517	1.7
743,652	Sunstone Hotel Investors, Inc.	8,975,880	1.3
393,103	UDR, Inc.	14,513,363	2.1
131,900	Ventas, Inc.	9,604,958	1.4
1,381,294	VEREIT, Inc.	14,006,321	2.1
230,113	Vornado Realty Trust	23,038,914	3.4
204,200	Weingarten Realty Investors	8,335,444	1.2
479,500	Welltower, Inc.	36,523,515	5.3
	Total Common Stock (Cost $557,314,356)	685,405,438	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 2.0%
$3,217,638	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $3,217,673, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $3,281,991, due 08/15/16-11/15/45)	3,217,638	0.5
3,217,638	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $3,217,679, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,281,991, due 07/15/16-09/20/65)	3,217,638	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$3,217,638	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $3,217,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,281,991, due 07/07/16-02/01/49)	$3,217,638	0.5
3,217,638	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $3,217,678, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $3,281,991, due 03/15/18-09/09/49)	3,217,638	0.4
677,242	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $677,250, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $690,787, due 12/01/16-02/20/66)	677,242	0.1
		13,547,794	2.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
4,593,760	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $4,593,760)	4,593,760	0.6
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $18,141,554)	$18,141,554	2.6
Total Investments in Securities (Cost $575,455,910)	$703,546,992	102.5
Liabilities in Excess of Other Assets	(17,042,773)	(2.5)
Net Assets	$686,504,219	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $577,831,654.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$136,512,151
Gross Unrealized Depreciation	(10,796,813)
Net Unrealized Appreciation	$125,715,338

REIT Diversification	Percentage of Net Assets
Retail REITs	23.6%
Specialized REITs	23.1
Residential REITs	16.2
Office REITs	15.2
Diversified REITs	10.5
Hotels, Resorts & Cruise Lines	3.9
Industrial REITs	3.8
Real Estate Services	2.8
Diversified Real Estate Activities	0.8
Assets in Excess of Other Liabilities*	0.1
Net Assets	100.0%

*
Includes short-term investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$685,405,438	$—	$—	$685,405,438
Short-Term Investments	4,593,760	13,547,794	—	18,141,554
Total Investments, at fair value	$689,999,198	$13,547,794	$—	$703,546,992

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2016 (Unaudited)

Investment Type Allocation as of June 30, 2016 (as a percentage of net assets)

Common Stock	47.1%
Corporate Bonds/Notes	38.5%
Preferred Stock	5.8%
Equity-Linked Securities	4.7%
Assets in Excess of Other Liabilities*	3.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 47.1%
		Consumer Discretionary: 2.9%
201,208		General Motors Co.	$5,694,186	1.2
353,000		Other Securities(a)	8,599,404	1.7
			14,293,590	2.9
		Consumer Staples: 1.7%
60,000		PepsiCo, Inc.	6,356,400	1.3
16,000		Other Securities	2,106,880	0.4
			8,463,280	1.7
		Energy: 9.3%
200,000	L	BP PLC ADR	7,102,000	1.4
110,000		Chevron Corp.	11,531,300	2.4
293,400		Royal Dutch Shell PLC - Class A ADR	16,201,548	3.3
113,000	L	Total S.A. ADR	5,435,300	1.1
141,800		Other Securities(a)	5,608,842	1.1
			45,878,990	9.3
		Financials: 3.6%
68,800		JPMorgan Chase & Co.	4,275,232	0.9
80,000		Wells Fargo & Co.	3,786,400	0.8
248,208		Other Securities	9,602,861	1.9
			17,664,493	3.6
		Health Care: 6.7%
91,000		AstraZeneca PLC	5,440,327	1.1
55,000		Eli Lilly & Co.	4,331,250	0.9
250,000		Pfizer, Inc.	8,802,500	1.8
25,000		Roche Holding AG	6,596,996	1.3
131,000	L	Sanofi ADR	5,482,350	1.1
31,000		Other Securities	2,280,050	0.5
			32,933,473	6.7
		Industrials: 5.2%
300,000		General Electric Co.	9,444,000	1.9
30,500		Raytheon Co.	4,146,475	0.9
100,000		Republic Services, Inc.	5,131,000	1.1
40,000		United Technologies Corp.	4,102,000	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials (continued)
26,222		Other Securities	$2,453,648	0.5
			25,277,123	5.2
		Information Technology: 6.6%
75,042		Apple, Inc.	7,174,015	1.5
120,000		Cisco Systems, Inc.	3,442,800	0.7
208,927	@	First Data Holdings, Inc.	2,312,822	0.5
140,000		Intel Corp.	4,592,000	0.9
123,100		Microsoft Corp.	6,299,027	1.3
109,000		Texas Instruments, Inc.	6,828,850	1.4
30,000		Other Securities	1,699,200	0.3
			32,348,714	6.6
		Materials: 4.3%
65,000		BASF SE	4,984,140	1.0
150,000		Dow Chemical Co.	7,456,500	1.5
225,000	L	Rio Tinto PLC ADR	7,042,500	1.5
60,000		Other Securities	1,570,800	0.3
			21,053,940	4.3
		Telecommunication Services: 1.7%
90,000		Verizon Communications, Inc.	5,025,600	1.0
800,000		Other Securities	3,343,792	0.7
			8,369,392	1.7
		Utilities: 5.1%
59,137		Dominion Resources, Inc.	4,608,547	0.9
49,965		Duke Energy Corp.	4,286,497	0.9
80,000		PG&E Corp.	5,113,600	1.0
45,600		Sempra Energy	5,199,312	1.1
123,000		Other Securities	5,987,640	1.2
			25,195,596	5.1
		Total Common Stock (Cost $197,430,861)	231,478,591	47.1
PREFERRED STOCK: 5.8%
		Consumer Discretionary: 0.1%
10,000		Other Securities(a)	590,200	0.1
		Financials: 2.8%
4,300	@	Bank of America Corp.	5,138,500	1.1
40,000	#,@	Mandatory Exchangeable Trust	4,089,400	0.8
2,000	@	Wells Fargo & Co.	2,598,400	0.5
60,050		Other Securities	2,151,878	0.4
			13,978,178	2.8
		Health Care: 0.7%
4,000		Other Securities	3,324,550	0.7
		Industrials: 0.1%
1,789		Other Securities	633,266	0.1
		Materials: 0.7%
100,000		Other Securities	3,287,000	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: 1.4%
113,300		Other Securities(a)	$6,660,892	1.4
		Total Preferred Stock (Cost $30,637,468)	28,474,086	5.8
EQUITY-LINKED SECURITIES: 4.7%
		Consumer, Cyclical: 1.8%
347,000	@,Z	Morgan Stanley into Ford Motor Co., 8.500%	4,479,770	0.9
58,000	#,@	The Royal Bank of Canada into Target Corp., 6.000%	4,221,240	0.9
			8,701,010	1.8
		Financials: 0.5%
200,000	#,@	Citigroup, Inc. into Bank of America Corp., 7.500%	2,680,000	0.5
		Health Care: 0.5%
39,000	#,@,Z	JPMorgan Chase & Co. into Merck & Co., Inc., 6.250%	2,234,181	0.5
		Technology: 1.9%
58,000	#,@	JPMorgan Chase & Co. into Oracle Corp., 6.000%	2,418,020	0.5
87,000	#,@	Wells Fargo Bank into Cisco Systems, Inc., 7.250%	2,474,280	0.5
143,000	#,@	Wells Fargo Bank into Intel Corp., 7.000%	4,651,790	0.9
			9,544,090	1.9
		Total Equity-Linked Securities (Cost $23,736,120)	23,159,281	4.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.5%
		Basic Materials: 1.3%
$862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	697,143	0.2
5,000,000	#,L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,550,000	1.1
			6,247,143	1.3
		Communications: 8.1%
2,200,000	#,L	Altice SA, 7.625%, 02/15/25	2,156,000	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
$700,000	#	Altice SA, 7.750%, 05/15/22	$709,625	0.2
7,617,472		Clear Channel Communications, Inc., 7.210%, 01/30/19	5,598,842	1.2
3,338,057		Clear Channel Communications, Inc., 7.960%-9.000%, 07/30/19-12/15/19	2,507,674	0.5
1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,537,875	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,018,750	0.2
1,800,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,065,500	0.4
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,487,000	0.5
500,000		Sprint Corp., 7.125%, 06/15/24	398,125	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/23	3,865,750	0.8
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	3,990,000	0.8
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	1,970,000	0.4
12,109,000		Other Securities	11,361,462	2.3
			39,666,603	8.1
		Consumer, Cyclical: 2.9%
1,500,000	#,L	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,222,500	0.3
4,987,500		Belk, Inc. TL B 1L, 5.750%, 12/12/22	3,990,000	0.8
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	995,000	0.2
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,000,000	0.2
6,752,577		Other Securities(a)	6,876,931	1.4
			14,084,431	2.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 7.4%
$3,600,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	$3,532,500	0.7
3,500,000	L	CHS/Community Health Systems, Inc., 6.875%-7.125%, 07/15/20-02/01/22	3,132,090	0.6
2,000,000	#	Endo Finance LLC, 5.750%, 01/15/22	1,814,800	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,137,500	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,646,400	0.8
4,000,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,827,500	0.8
1,000,000	#	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/23	1,062,500	0.2
1,700,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,634,125	0.3
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,119,200	0.9
4,000,000		Vizient, Inc., 6.250%, 02/10/23	4,025,000	0.8
2,000,000	#	Vizient, Inc., 10.375%, 03/01/24	2,150,000	0.4
1,700,000	#,L	VRX Escrow Corp., 5.875%, 05/15/23	1,381,250	0.3
1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,046,500	0.2
3,000,000		Other Securities	3,028,750	0.6
			36,538,115	7.4
		Diversified: 0.6%
1,300,000	#	Stena International SA, 5.750%, 03/01/24	1,072,500	0.2
1,995,000		Other Securities	1,963,413	0.4
			3,035,913	0.6
		Energy: 4.5%
2,553,000	#,L	Chesapeake Energy Corp., 8.000%, 12/15/22	2,176,432	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
$900,000	#	Denbury Resources, Inc., 9.000%, 05/15/21	$904,500	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,716,960	0.4
1,000,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,007,500	0.2
6,925,000	L	Weatherford International Ltd., 5.875%-8.250%, 06/15/21-06/15/23	6,989,297	1.4
13,400,000		Other Securities(a),(b)	9,145,500	1.9
			21,940,189	4.5
		Financial: 3.8%
3,500,000	L	Bank of America Corp., 6.100%-8.125%, 12/29/49	3,538,125	0.7
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,976,900	1.2
4,000,000		JPMorgan Chase & Co., 5.000%-5.150%, 05/29/49-12/29/49	3,865,200	0.8
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,446,875	0.5
3,100,000		Other Securities	3,135,775	0.6
			18,962,875	3.8
		Industrial: 3.3%
1,500,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	1,485,000	0.3
2,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,051,250	0.4
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,392,000	0.3
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	1,925,000	0.4
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,586,550	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
$400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	$405,500	0.1
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	206,275	0.0
3,500,000	#,L	XPO Logistics, Inc., 6.500%, 06/15/22	3,355,625	0.7
4,073,500		Other Securities	4,118,293	0.8
			16,525,493	3.3
		Technology: 3.9%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,887,500	0.4
1,400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	1,440,493	0.3
1,400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,453,746	0.3
1,100,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,143,347	0.2
5,400,000	#	First Data Corp., 7.000%, 12/01/23	5,501,250	1.1
1,500,000	#	Micron Technology, Inc., 7.500%, 09/15/23	1,607,400	0.3
1,400,000	#	Microsemi Corp., 9.125%, 04/15/23	1,547,000	0.3
2,500,000		Western Digital Corp., 6.250%, 03/16/23	2,514,063	0.5
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,067,500	0.2
1,000,000	#	Western Digital Corp., 10.500%, 04/01/24	1,072,500	0.3
			19,234,799	3.9
		Utilities: 2.7%
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,416,875	0.7
5,000,000		Dynegy, Inc., 7.375%, 11/01/22	4,850,000	1.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
$5,000,000	#	InterGen NV, 7.000%, 06/30/23	$3,562,500	0.7
1,600,000		Other Securities	1,412,000	0.3
			13,241,375	2.7
		Total Corporate Bonds/Notes (Cost $193,955,760)	189,476,936	38.5
		Total Long-Term Investments (Cost $445,760,209)	472,588,894	96.1
SHORT-TERM INVESTMENTS: 10.0%
		Corporate Bonds/Notes: 0.2%
1,500,000		Stone Energy Corp., 1.750%, 03/01/17 (Cost $854,842)	696,562	0.2
		U.S. Government Agency Obligations: 1.3%
6,490,000	Z	Federal Home Loan Bank, 0.000%, 07/01/16 (Cost $6,490,000)	6,490,000	1.3
		Securities Lending Collateralcc: 8.5%
9,965,222		Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $9,965,331, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $10,164,527, due 08/15/16-11/15/45)	9,965,222	2.0
9,965,222		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $9,965,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,164,526, due 07/15/16-09/20/65)	9,965,222	2.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$9,433,382	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $9,433,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,622,050, due 07/07/16-02/01/49)	$9,433,382	1.9
9,965,222	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/ 16, 0.45%, due 07/01/16 (Repurchase Amount $9,965,345, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $10,164,527, due 03/15/18-09/09/49)	9,965,222	2.0
2,628,908	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,628,943, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,702,750, due 04/15/18-01/15/29)	2,628,908	0.6
		41,957,956	8.5
	Total Short-Term Investments (Cost $49,302,798)	49,144,518	10.0

Principal Amount†	Value	Percentage of Net Assets
Total Investments in Securities (Cost $495,063,007)	$521,733,412	106.1
Liabilities in Excess of Other Assets	(30,200,153)	(6.1)
Net Assets	$491,533,259	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(a)
This grouping contains securities on loan.

(b)
The grouping contains securities in default.

Cost for federal income tax purposes is $495,581,990.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,036,087
Gross Unrealized Depreciation	(35,884,665)
Net Unrealized Appreciation	$26,151,422

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
VY® Franklin Income Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$11,900,046	$2,393,544	$—	$14,293,590
Consumer Staples	8,463,280	—	—	8,463,280
Energy	45,878,990	—	—	45,878,990
Financials	17,664,493	—	—	17,664,493
Health Care	20,896,150	12,037,323	—	32,933,473
Industrials	24,849,475	—	427,648	25,277,123
Information Technology	32,348,714	—	—	32,348,714
Materials	16,069,800	4,984,140	—	21,053,940
Telecommunication Services	5,025,600	3,343,792	—	8,369,392
Utilities	25,195,596	—	—	25,195,596
Total Common Stock	208,292,144	22,758,799	427,648	231,478,591
Preferred Stock	15,220,542	12,620,278	633,266	28,474,086
Equity-Linked Securities	—	23,159,281	—	23,159,281
Corporate Bonds/Notes	—	189,476,936	—	189,476,936
Short-Term Investments	—	49,144,518	—	49,144,518
Total Investments, at fair value	$223,512,686	$297,159,812	$1,060,914	$521,733,412

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Financials	23.3%
Industrials	18.7%
Consumer Discretionary	13.9%
Information Technology	12.9%
Health Care	12.3%
Materials	5.0%
Consumer Staples	3.4%
Utilities	3.4%
Energy	3.3%
Telecommunication Services	0.6%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 13.9%
119,806		Brinker International, Inc.	$5,454,767	0.8
98,277		Brunswick Corp.	4,453,914	0.6
337,445		Chico’s FAS, Inc.	3,614,036	0.5
119,263		Cinemark Holdings, Inc.	4,348,329	0.6
379,625	@	CROCS, Inc.	4,282,170	0.6
251,889	@	EW Scripps Co.	3,989,922	0.6
55,187		Morningstar, Inc.	4,513,193	0.7
62,543		Papa John’s International, Inc.	4,252,924	0.6
69,861		Pool Corp.	6,569,030	0.9
115,387	@	ServiceMaster Global Holdings, Inc.	4,592,402	0.7
3,036,389		Other Securities(a)	50,461,181	7.3
			96,531,868	13.9
		Consumer Staples: 3.4%
75,674	L	Spectrum Brands Holdings, Inc.	9,028,665	1.3
479,760		Other Securities(a)	14,738,579	2.1
			23,767,244	3.4
		Energy: 3.3%
314,394		Patterson-UTI Energy, Inc.	6,702,880	1.0
1,393,607		Other Securities(a)	16,158,151	2.3
			22,861,031	3.3
		Financials: 23.3%
269,933		Associated Banc-Corp.	4,629,351	0.7
127,926		BankUnited, Inc.	3,929,887	0.6
89,900		Cash America International, Inc.	3,831,538	0.5
75,917		EastGroup Properties, Inc.	5,232,200	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
139,448		Great Western Bancorp, Inc.	$4,398,190	0.6
138,962		HFF, Inc.	4,013,222	0.6
61,473		Iberiabank Corp.	3,671,782	0.5
39,697		Mid-America Apartment Communities, Inc.	4,223,761	0.6
115,446		National Retail Properties, Inc.	5,970,867	0.9
92,789		ProAssurance Corp.	4,968,851	0.7
254,567		RLJ Lodging Trust	5,460,462	0.8
5,745,555		Other Securities	111,192,717	16.0
			161,522,828	23.3
		Health Care: 12.3%
193,080	@	Catalent, Inc.	4,438,909	0.6
73,552	@	Centene Corp.	5,249,406	0.8
140,748		Healthsouth Corp.	5,463,837	0.8
76,364	@	Idexx Laboratories, Inc.	7,091,161	1.0
48,571	@	WellCare Health Plans, Inc.	5,210,697	0.8
90,419		West Pharmaceutical Services, Inc.	6,860,994	1.0
2,221,082		Other Securities(a)	50,821,062	7.3
			85,136,066	12.3
		Industrials: 18.7%
168,672		Allison Transmission Holdings, Inc.	4,761,611	0.7
96,100		Applied Industrial Technologies, Inc.	4,337,954	0.6
130,240		Brady Corp.	3,980,134	0.6
137,939		Herman Miller, Inc.	4,122,997	0.6
99,655		KAR Auction Services, Inc.	4,159,600	0.6
161,431		Knight Transportation, Inc.	4,290,836	0.6
66,900		Landstar System, Inc.	4,593,354	0.7
61,297	@	RBC Bearings, Inc.	4,444,032	0.6
106,323		Toro Co.	9,377,689	1.4
71,425		Waste Connections, Inc.	5,146,171	0.7
26,405		Watsco, Inc.	3,714,919	0.5
3,425,438		Other Securities(a)	77,129,001	11.1
			130,058,298	18.7
		Information Technology: 12.9%
118,948	@	CoreLogic, Inc.	4,577,119	0.7
169,780		Monotype Imaging Holdings, Inc.	4,181,681	0.6
130,402	@	Q2 Holdings, Inc.	3,653,864	0.5
98,500	@	Take-Two Interactive Software, Inc.	3,735,120	0.6
21,900	@	Tyler Technologies, Inc.	3,650,949	0.5
3,732,864		Other Securities(a)	69,491,277	10.0
			89,290,010	12.9

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 5.0%
110,179		Aptargroup, Inc.	$8,718,464	1.3
118,816	@	Crown Holdings, Inc.	6,020,407	0.9
96,168		Silgan Holdings, Inc.	4,948,805	0.7
491,604		Other Securities(a)	14,647,561	2.1
			34,335,237	5.0
		Telecommunication Services: 0.6%
226,900		Other Securities	4,434,141	0.6
		Utilities: 3.4%
83,813		NorthWestern Corp.	5,286,086	0.8
202,055		Portland General Electric Co.	8,914,667	1.3
545,078		Other Securities(a)	9,434,523	1.3
			23,635,276	3.4
		Total Common Stock (Cost $572,735,371)	671,571,999	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateralcc: 4.4%
$6,862,204	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $6,862,283, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $6,999,530, due 01/01/30-06/20/46)	6,862,204	1.0
7,180,535	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $7,180,627, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,324,146, due 07/15/16-09/20/65)	7,180,535	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$7,180,535	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $7,180,633, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,324,146, due 07/07/16-02/01/49)	$7,180,535	1.0
7,180,535	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $7,180,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $7,324,146, due 12/01/16-02/20/66)	7,180,535	1.0
1,829,663	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,829,687, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,881,056, due 04/15/18-01/15/29)	1,829,663	0.3
		30,233,472	4.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
21,072,926	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $21,072,926)	21,072,926	3.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $51,306,398)	$51,306,398	7.4
Total Investments in Securities (Cost $624,041,769)	$722,878,397	104.2
Liabilities in Excess of Other Assets	(29,076,934)	(4.2)
Net Assets	$693,801,463	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $626,964,287.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$141,302,860
Gross Unrealized Depreciation	(45,388,750)
Net Unrealized Appreciation	$95,914,110

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$96,531,868	$—	$—	$96,531,868
Consumer Staples	23,767,244	—	—	23,767,244
Energy	22,861,031	—	—	22,861,031
Financials	161,247,945	274,883	—	161,522,828
Health Care	85,136,066	—	—	85,136,066
Industrials	130,058,298	—	—	130,058,298
Information Technology	89,290,010	—	—	89,290,010
Materials	34,335,237	—	—	34,335,237
Telecommunication Services	4,434,141	—	—	4,434,141
Utilities	23,635,276	—	—	23,635,276
Total Common Stock	671,297,116	274,883	—	671,571,999
Short-Term Investments	21,072,926	30,233,472	—	51,306,398
Total Investments, at fair value	$692,370,042	$30,508,355	$—	$722,878,397
Other Financial Instruments+
Futures	144,507	—	—	144,507
Total Assets	$692,514,549	$30,508,355	$—	$723,022,904

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2016 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2016, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	119	09/16/16	$13,654,060	$144,507
			$13,654,060	$144,507

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$144,507
Total Asset Derivatives		$144,507

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(197,929)
Total	$(197,929)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$130,323
Total	$130,323

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited)

Geographic Diversification as of June 30, 2016 (as a percentage of net assets)

United States	35.2%
United Kingdom	12.1%
France	7.5%
South Korea	7.2%
Germany	5.5%
Netherlands	5.2%
Japan	4.4%
Switzerland	4.1%
China	2.8%
Israel	2.3%
Countries between 0.5% – 2.1%^	12.5%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.5% – 2.1% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Brazil: 0.6%
185,491		Other Securities	$1,077,703	0.6
		China: 2.8%
873,000		China Life Insurance Co., Ltd.	1,882,295	1.0
2,372,100		Kunlun Energy Co. Ltd.	1,974,021	1.1
85,144		Other Securities	1,356,380	0.7
			5,212,696	2.8
		Denmark: 0.5%
27,630		Other Securities(a)	986,638	0.5
		France: 7.5%
63,490		BNP Paribas	2,784,399	1.5
21,874		Cie Generale des Etablissements Michelin	2,061,428	1.1
240,730		Credit Agricole SA	2,023,810	1.0
32,080		Sanofi	2,665,306	1.4
62,950		Total S.A.	3,018,845	1.6
81,242		Other Securities	1,726,264	0.9
			14,280,052	7.5
		Germany: 5.5%
265,400	L	Deutsche Lufthansa AG	3,120,459	1.6
25,280		Merck KGaA	2,569,547	1.4
80,110		Metro AG	2,463,883	1.3
21,680		Siemens AG	2,224,837	1.2
			10,378,726	5.5
		Ireland: 0.6%
13,240		Other Securities	1,148,835	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 2.3%
87,753		Teva Pharmaceutical Industries Ltd. ADR	$4,407,833	2.3
		Italy: 1.9%
124,685		ENI S.p.A.	2,008,331	1.1
707,349		Other Securities	1,555,647	0.8
			3,563,978	1.9
		Japan: 4.4%
258,800		Nissan Motor Co., Ltd.	2,309,614	1.2
52,500		SoftBank Group Corp.	2,968,984	1.6
696,000	@	Toshiba Corp.	1,895,906	1.0
170,000		Other Securities	1,238,375	0.6
			8,412,879	4.4
		Netherlands: 5.2%
2,558		Royal Dutch Shell PLC - Class A	70,256	0.0
187,540		Royal Dutch Shell PLC - Class B	5,181,491	2.8
510,009		Other Securities	4,582,290	2.4
			9,834,037	5.2
		Portugal: 1.2%
160,190		Galp Energia SGPS SA	2,227,985	1.2
		Russia: 1.0%
141,743		MMC Norilsk Nickel PJSC ADR	1,895,104	1.0
		Singapore: 2.1%
775,700		Singapore Telecommunications Ltd.	2,395,842	1.2
139,980		Other Securities	1,650,493	0.9
			4,046,335	2.1
		South Korea: 7.2%
29,705	@	Hyundai Motor Co.	3,513,848	1.9
76,364		KB Financial Group, Inc.	2,171,484	1.1
6,303		Samsung Electronics Co., Ltd.	7,849,449	4.2
			13,534,781	7.2
		Spain: 1.1%
228,268	@	Telefonica S.A.	2,167,143	1.1
		Sweden: 1.8%
122,730		Getinge AB	2,533,884	1.4
103,564		Other Securities	795,636	0.4
			3,329,520	1.8
		Switzerland: 4.1%
168,443		Credit Suisse Group AG	1,794,326	1.0
1,270,565		Glencore PLC	2,618,801	1.4
9,160		Roche Holding AG	2,417,139	1.3
64,950		Other Securities	842,765	0.4
			7,673,031	4.1

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: 0.7%
276,600		Other Securities	$1,252,173	0.7
		Turkey: 1.0%
214,182	@	Turkcell Iletisim Hizmet AS ADR	1,959,765	1.0
		United Kingdom: 12.1%
322,979		BAE Systems PLC	2,261,046	1.2
552,759		BP PLC	3,235,601	1.7
80,360		CRH PLC - London	2,356,458	1.3
444,710		HSBC Holdings PLC	2,723,546	1.4
477,647		Standard Chartered PLC	3,623,915	1.9
919,919	@	Tesco PLC	2,160,529	1.1
2,204,901		Other Securities	6,525,427	3.5
			22,886,522	12.1
		United States: 35.2%
54,970		American International Group, Inc.	2,907,363	1.5
14,881	@	Allergan plc	3,438,850	1.8
3,550	@	Alphabet, Inc. - Class A	2,497,531	1.3
27,370		Amgen, Inc.	4,164,345	2.2
43,910		Apache Corp.	2,444,470	1.3
41,950		Baker Hughes, Inc.	1,893,203	1.0
41,260		Capital One Financial Corp.	2,620,423	1.4
106,710		Cisco Systems, Inc.	3,061,510	1.6
100,620		Citigroup, Inc.	4,265,282	2.3
45,760		Comcast Corp. - Class A	2,983,094	1.6
33,630		Eli Lilly & Co.	2,648,363	1.4
54,080		Halliburton Co.	2,449,283	1.3
45,870		JPMorgan Chase & Co.	2,850,362	1.5
43,590	@	Michael Kors Holdings Ltd.	2,156,833	1.1
76,610		Microsoft Corp.	3,920,134	2.1
195,600	@,L	Navistar International Corp.	2,286,564	1.2
90,880		Oracle Corp.	3,719,718	2.0
62,340		SunTrust Bank	2,560,927	1.4
86,570		Twenty-First Century Fox, Inc. - Class A	2,341,719	1.2
16,970		United Parcel Service, Inc. - Class B	1,828,008	1.0
606,250		Other Securities(a)	9,551,756	5.0
			66,589,738	35.2
		Total Common Stock (Cost $196,772,978)	186,865,474	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	U.S. Government Agency Obligations: 0.5%
$1,000,000	Freddie Mac Discount Notes, 0.000%, 07/01/16 (Cost $1,000,000)	$1,000,000	0.5
	Securities Lending Collateralcc: 4.1%
1,826,239	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,826,263, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,862,764, due 07/15/16- 09/20/65)	1,826,239	1.0
1,826,239	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $1,826,261, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,862,764, due 04/30/17-03/15/57)	1,826,239	0.9
1,826,239	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,826,264, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,862,764, due 07/07/16-02/01/49)	1,826,239	1.0

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$384,381	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $384,386, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $392,069, due 06/01/22-11/20/45)	$384,381	0.2
1,826,239	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,826,260, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,862,764, due 12/01/16-02/20/66)	1,826,239	1.0
		7,689,337	4.1
	Total Short-Term Investments (Cost $8,689,337)	8,689,337	4.6
	Total Investments in Securities (Cost $205,462,315)	$195,554,811	103.4
	Liabilities in Excess of Other Assets	(6,451,701)	(3.4)
	Net Assets	$189,103,110	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $207,822,158.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$23,940,320
Gross Unrealized Depreciation	(36,207,667)
Net Unrealized Depreciation	$(12,267,347)

Sector Diversification	Percentage of Net Assets
Financials	23.2%
Health Care	15.5
Energy	15.0
Information Technology	14.2
Consumer Discretionary	9.4
Industrials	7.7
Telecommunication Services	6.3
Materials	5.1
Consumer Staples	2.4
Short-Term Investments	4.6
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$1,077,703	$—	$—	$1,077,703
China	501,368	4,711,328	—	5,212,696
Denmark	—	986,638	—	986,638
France	—	14,280,052	—	14,280,052
Germany	—	10,378,726	—	10,378,726
Ireland	1,148,835	—	—	1,148,835
Israel	4,407,833	—	—	4,407,833
Italy	—	3,563,978	—	3,563,978
Japan	—	8,412,879	—	8,412,879
Netherlands	—	9,834,037	—	9,834,037
Portugal	—	2,227,985	—	2,227,985
Russia	1,895,104	—	—	1,895,104
Singapore	—	4,046,335	—	4,046,335
South Korea	—	13,534,781	—	13,534,781
Spain	—	2,167,143	—	2,167,143
Sweden	—	3,329,520	—	3,329,520
Switzerland	—	7,673,031	—	7,673,031
Thailand	—	1,252,173	—	1,252,173
Turkey	1,959,765	—	—	1,959,765
United Kingdom	—	22,886,522	—	22,886,522
United States	66,589,738	—	—	66,589,738
Total Common Stock	77,580,346	109,285,128	—	186,865,474
Short-Term Investments	—	8,689,337	—	8,689,337
Total Investments, at fair value	$77,580,346	$117,974,465	$—	$195,554,811

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-VIT2AISS2         (0616-082316)

Semi-Annual Report

June 30, 2016

Voya Investors Trust
■  VY® BlackRock Inflation Protected Bond Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust
■  VY® Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
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President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,050.70	1.13%	$5.76	$1,000.00	$1,019.24	1.13%	$5.67
Class I	1,000.00	1,053.30	0.53	2.71	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,051.50	0.78	3.98	1,000.00	1,020.98	0.78	3.92
VY® Goldman Sachs Bond Portfolio	$1,000.00	$1,042.90	0.58%	$2.95	$1,000.00	$1,021.98	0.58%	$2.92

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

		VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value+*		$558,847,969	$205,417,851
Short-term investments at fair value**		19,299,817	13,249,169
Total investments at fair value		$578,147,786	$218,667,020
Cash		624,000	—
Cash collateral for futures		46,364	2,197,479
Cash pledged for centrally cleared swaps (Note 2)		799,490	—
Cash pledged as collateral for OTC derivatives (Note 2)		810,000	—
Foreign currencies at value***		876,243	53,690
Foreign cash collateral for futures****		—	97,880
Receivables:
Investment securities sold		1,561,394	6,837,704
Investment securities sold on a delayed-delivery or when-issued basis		—	42,128,516
Fund shares sold		536,327	44,271
Dividends		1,154	4,579
Interest		2,759,331	1,205,991
Unrealized appreciation on forward foreign currency contracts		2,080,046	1,120,481
Unrealized appreciation on OTC swap agreements		664,216	—
Variation margin receivable on centrally cleared swaps		29,933	519,299
Prepaid expenses		6,585	1,794
Reimbursement due from manager		—	5,713
Other assets		14,353	1,303
Total assets		588,957,222	272,885,720

LIABILITIES:
Payable for investment securities purchased		2,954,062	2,568,151
Payable for investment securities purchased on a delayed-delivery or when-issued basis		—	52,601,133
Payable for fund shares redeemed		1,100,763	2,160,479
Payable for foreign cash collateral for futures*****		88,151	—
Payable upon receipt of securities loaned		—	1,232,881
Sales commitmentsˆˆ		—	10,550,468
Unrealized depreciation on forward foreign currency contracts		2,288,012	1,039,208
Unrealized depreciation on OTC swap agreements		1,066,527	—
Variation margin payable on centrally cleared swaps		—	452,788
Cash received as collateral for OTC derivatives (Note 2)		1,320,000	—
Payable for investment management fees		224,809	77,851
Payable for distribution and shareholder service fees		66,764	—
Payable to trustees under the deferred compensation plan (Note 6)		14,353	1,303
Payable for trustee fees		2,860	954
Other accrued expenses and liabilities		93,019	33,089
Written options, at fair valueˆ		1,495,207	—
Total liabilities		10,714,527	70,718,305
NET ASSETS		$578,242,695	$202,167,415

NET ASSETS WERE COMPRISED OF:
Paid-in capital		$644,811,786	$193,711,445
Undistributed net investment income		3,189,405	6,778,965
Accumulated net realized loss		(79,065,487)	(2,097,695)
Net unrealized appreciation		9,306,991	3,774,700
NET ASSETS		$578,242,695	$202,167,415

+	Including securities loaned at value	$—	$1,207,273
*	Cost of investments in securities	$549,203,743	$201,493,743
**	Cost of short-term investments	$19,299,817	$13,249,169
***	Cost of foreign currencies	$868,720	$55,611
****	Cost of foreign cash collateral for futures	$—	$97,880
*****	Cost of payable for foreign cash collateral for futures	$88,151	$—
ˆ	Premiums received on written options	$2,522,516	$—
ˆˆ	Proceeds from sales commitments	$—	$10,489,375

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$53,735,282	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,762,030	n/a
Net asset value and redemption price per share	$9.33	n/a

Class I
Net assets	$324,652,328	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	33,536,642	n/a
Net asset value and redemption price per share	$9.68	n/a

Class S
Net assets	$199,855,085	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	20,830,039	n/a
Net asset value and redemption price per share	$9.59	n/a

Portfolio(1)
Net assets	n/a	$202,167,415
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	19,344,422
Net asset value and redemption price per share	n/a	$10.45

(1)	Portfolio does not have a share class designation

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
INVESTMENT INCOME:
Dividends	$28,322	$25,515
Interest	4,134,613 (1)	2,628,527
Securities lending income, net	—	3,427
Total investment income	4,162,935	2,657,469
EXPENSES:
Investment management fees	1,471,600	468,889
Distribution and shareholder service fees:
Class ADV	187,969	—
Class S	246,540	—
Transfer agent fees	550	481
Shareholder reporting expense	20,020	7,280
Registration fees	—	18,869
Professional fees	29,120	18,412
Custody and accounting expense	68,250	104,890
Trustee fees	8,578	2,862
Offering expense	—	5,705
Miscellaneous expense	15,453	8,698
Total expenses	2,048,080	636,086
Net waived and reimbursed fees	(140,630)	(83,861)
Net expenses	1,907,450	552,225
Net investment income	2,255,485	2,105,244
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,771,516)	(272,205)
Foreign currency related transactions	(1,045,150)	(699,325)
Futures	2,158,913	192,506
Swaps	(3,356,990)	(552,901)
Written options	2,557,147	—
Net realized loss	(3,457,596)	(1,331,925)
Net change in unrealized appreciation (depreciation) on:
Investments	29,726,124	7,468,290
Foreign currency related transactions	718,568	149,127
Futures	502,626	294,688
Swaps	54,411	(562,197)
Written options	(714,607)	—
Sales commitments	—	(61,093)
Net change in unrealized appreciation (depreciation)	30,287,122	7,288,815
Net realized and unrealized gain	26,829,526	5,956,890
Increase in net assets resulting from operations	$29,085,011	$8,062,134

(1)	Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds. Please refer to Note 2 for additional details regarding inflationary and deflationary adjustments to interest income for VY® BlackRock Inflation Protected Bond Portfolio.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	February 20, 2015(1) to December 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$2,255,485	$(87,200)	$2,105,244	$ 2,971,011
Net realized gain (loss)	(3,457,596)	(9,099,153)	(1,331,925)	936,940
Net change in unrealized appreciation (depreciation)	30,287,122	(5,773,009)	7,288,815	(3,514,115)
Increase (decrease) in net assets resulting from operations	29,085,011	(14,959,362)	8,062,134	393,836

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(642,459)	—	—
Class I	—	(3,883,410)	—	—
Class S	—	(2,222,511)	—	—
Return of capital:
Class ADV	—	(20,331)	—	—
Class I	—	(1,607,540)	—	—
Class S	—	(642,177)	—	—
Total distributions	—	(9,018,428)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,011,939	69,871,100	47,091,470	259,113,887
Reinvestment of distributions	—	9,018,428	—	—
	51,011,939	78,889,528	47,091,470	259,113,887
Cost of shares redeemed	(69,987,908)	(244,456,802)	(40,753,539)	(71,740,373)
Net increase (decrease) in net assets resulting from capital share transactions	(18,975,969)	(165,567,274)	6,337,931	187,373,514
Net increase (decrease) in net assets	10,109,042	(189,545,064)	14,400,065	187,767,350

NET ASSETS:
Beginning of year or period	568,133,653	757,678,717	187,767,350	—
End of year or period	$578,242,695	$568,133,653	$202,167,415	$187,767,350
Undistributed net investment income at end of year or period	$3,189,405	$933,920	$6,778,965	$4,673,721

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-16	8.88	0.02		0.43	0.45	—	—	—	—	—	9.33	5.07	1.27	1.13	1.13	0.32	53,735	46
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14	1.14	(0.66)	74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13	1.13	0.19	102,747	475
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13	1.13	1.36	63,860	465
Class I
06-30-16	9.19	0.04	•	0.45	0.49	—	—	—	—	—	9.68	5.33	0.57	0.53	0.53	0.95	324,652	46
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54	0.54	(0.05)	476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53	0.53	0.83	508,369	475
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53	0.53	2.45	423,197	465
Class S
06-30-16	9.12	0.03	•	0.44	0.47	—	—	—	—	—	9.59	5.15	0.82	0.78	0.78	0.67	199,855	46
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79	0.79	(0.40)	301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78	0.78	0.50	587,903	475
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78	0.78	1.86	522,743	465
VY® Goldman Sachs Bond Portfolio
06-30-16	10.02	0.11	•	0.32	0.43	—	—	—	—	—	10.45	4.29	0.67	0.58	0.58	2.22	202,167	195
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-five active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a non-diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Directed Services LLC (“DSL”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the investment adviser to BlackRock Inflation Protected Bond. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Goldman Sachs Bond. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolios of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distribution, if any, for Goldman Sachs Bond will be declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributes net capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

shall be made until the capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a portfolio that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2016, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $5,778,992 and $1,120,481, respectively, which represents the gross payments to be received by the Portfolios on purchased options, forward foreign currency contracts, and OTC interest rate and inflation-linked swaps were they to be unwound as of June 30, 2016. At June 30, 2016, certain counterparties had pledged $1,320,000 in cash collateral to BlackRock Inflation Protected Bond . There was no cash

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral pledged to Goldman Sachs Bond by any counterparty as June 30, 2016.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $4,842,065 and $1,039,208, respectively, on open OTC interest rate and inflation-linked swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2016, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2016, BlackRock Inflation Protected Bond had pledged $810,000 in cash collateral for open OTC derivative transactions. At June 30, 2016, Goldman Sachs Bond did not pledge any cash collateral for its open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolios of Investments.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2016.

	Buy	Sell
BlackRock Inflation Protected Bond	$754,162,600	$69,525,111
Goldman Sachs Bond	138,733,856	44,892,722

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2016, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with a original par value of $937,000 with the broker as collateral for open futures contracts. The security has been footnoted as pledged in the Portfolios of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts at June 30, 2016.

	Purchased	Sold
BlackRock Inflation Protected Bond	$160,304,899	$188,678,350
Goldman Sachs Bond	40,206,916	10,359,558

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. There were no open or written options on exchange-trade futures contracts at June 30, 2016.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had purchased and written options on foreign currencies to manage its foreign exchange exposure and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2016.

During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had purchased and written interest rate swaptions to manage its duration strategy and to generate income. Please refer to the Summary Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2016.

During the June 30, 2016, BlackRock Inflation Protected Bond had purchased and written inflation rate caps to manage its inflation strategy and to generate income. Please refer to the Portfolios of Investments and the tables following for open purchased and written inflation rate caps at June 30, 2016.

During the six months ended Goldman Sachs Bond had purchased options on foreign currencies to manage its foreign exchange exposure. There were no open purchased foreign currency options at June 30, 2016.

Please refer to Note 9 for the volume of both purchased and written option activity for both BlackRock Inflation Protected Bond and Goldman Sachs Bond during the six months ended June 30, 2016.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index).

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs. A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity). Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2016, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2016, Goldman Sachs Bond had purchased and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. For the period ended June 30, 2016, Goldman Sachs Bond had an average notional amount of $9,933,333 on credit default swaps to buy protection and an average notional amount of $9,650,000 on credit default swaps to sell protection. Please refer to the table following the Summary Portfolio of Investments for open credit default swaps to buy protection at June 30, 2016. There were no open credit default swaps to sell protection at June 30, 2016.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $29,360,000 and $112,827,748, respectively.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $42,199,803 and $92,915,139, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Summary Portfolio of Investments for open interest rate swaps at June 30, 2016.

At June 30, 2016, BlackRock Inflation Protected Bond had posted $799,490 in cash collateral for open centrally cleared interest rate swaps. Goldman Sachs Bond did not post any cash collateral at June 30, 2016.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had an average notional amount of $20,575,000 on long inflation-linked swaps. There were no long inflation-linked swaps at June 30, 2016.

For the six months ended June 30, 2016, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a fixed interest rate and receive a floating rate linked to an inflation index (“Short inflation-linked swap”). During the six months ended June 30, 2016, BlackRock Inflation Protected Bond had an average notional amount of $267,827,092 on short inflation-linked swaps.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of its inflation strategy. Please refer to the tables following the Summary Portfolio of Investments for open short inflation-linked swaps at June 30, 2016.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. The Portfolios may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis staring at the commencement of operations.

O.  Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in Goldman Sachs Bond’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to identify liquid assets sufficient to cover the purchase price.

P.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$66,116,804	$60,552,526
Goldman Sachs Bond	22,503,468	36,229,366

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$184,883,165	$213,226,523
Goldman Sachs Bond	359,798,373	357,789,481

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with their respective Investment Adviser. The Investment Advisers have overall responsibility for the management of their respective Portfolios. The Investment Advisers oversee all investment management and portfolio management services for their respective Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of those Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates each Portfolio’s respective Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million;
0.50% on the next $800 million; and
0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% on assets over $750 million

(1)	DSL has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Trusts and the Investment Advisers have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Advisers based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Advisers may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a Rule 12b-1 shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and effective May 1, 2016, a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. Prior to May 1, 2016, the distribution fee on Class ADV shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.15%, so that the actual fee paid by Class ADV shares of the Portfolio was an annual rate of 0.35%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	9.92%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	33.60
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	15.99
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	18.65
Voya Solution 2025 Portfolio	Goldman Sachs Bond	18.81
Voya Solution Income Portfolio	BlackRock Inflation Protected Bond	8.45
	Goldman Sachs Bond	23.48

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Each Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with its respective Portfolio, whereby each Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23%
Class I: 0.63%
Class S: 0.88%
Goldman Sachs Bond	0.58%

Each Investment Adviser may, at a later date, recoup from its respective Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the applicable Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2017	2018	2019	Total
Goldman Sachs Bond	$—	$15,449	$115,335	$130,784

The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2016.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	AUD Notional	CAD Notional	CHF Notional	EUR Notional	GBP Notional	NZD Notional	USD Notional	Cost
Balance at 12/31/2015	—	46,350,000	20,940,000	22,480,000	11,425,000	8,575,000	138,720,000	$ 1,522,756
Options Purchased	53,860,000	15,205,000	7,310,000	164,650,000	94,980,000	41,640,000	286,925,000	4,905,350
Options Terminated in Closing Sell Transactions	(7,650,000)	(15,450,000)	—	—	(38,515,000)	—	(17,350,000)	(999,114)
Options Expired	(30,520,000)	(46,105,000)	(14,620,000)	(141,045,000)	(55,275,000)	(50,215,000)	(344,925,000)	(3,699,995)
Balance at 06/30/2016	15,690,000	—	13,630,000	46,085,000	12,615,000	—	63,370,000	$ 1,728,997

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2015	71,852,500	10,100,000	$2,127,495
Options Purchased	8,200,000	—	1,046,131
Options Expired	(66,852,500)	—	(625,353)
Balance at 06/30/2016	13,200,000	10,100,000	$2,548,273

Transactions in purchased inflation rate cap options for BlackRock Inflation Protected Bond period ended June 30, 2016 were as follows:

	USD Notional	Cost
Balance at 12/31/2015	25,320,000	$24,236
Balance at 06/30/2016	25,320,000	$24,236

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2015	—	$—
Options Purchased	5,493	2,840,987
Options Terminated in Closing Sell Transactions	(954)	(835,020)
Options Expired	(3,033)	(1,530,671)
Balance at 06/30/2016	1,506	$475,296

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	AUD Notional	CAD Notional	CHF Notional	EUR Notional	GBP Notional	NZD Notional	USD Notional	Premiums Received
Balance at 12/31/2015	—	46,350,000	7,310,000	12,010,000	3,800,000	8,575,000	66,040,000	$ 948,737
Options Written	45,470,000	30,455,000	—	64,445,000	38,535,000	24,990,000	151,815,000	3,065,097
Options Terminated in Closing Sell Transactions	(37,820,000)	(15,450,000)	—	(10,335,000)	(17,555,000)	—	(39,970,000)	(533,312)
Options Expired	(7,650,000)	(61,355,000)	(7,310,000)	(27,785,000)	(16,150,000)	(33,565,000)	(126,055,000)	(2,399,099)
Balance at 06/30/2016	—	—	—	38,335,000	8,630,000	—	51,830,000	$ 1,081,423

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2015	10,100,000	106,620,000	$2,393,281
Options Written	—	109,600,000	627,202
Options Terminated in Closing Purchase Transactions	—	(68,180,000)	(1,670,447)
Options Expired	—	(38,440,000)	(247,275)
Balance at 06/30/2016	10,100,000	109,600,000	$1,102,761

Transactions in written inflation rate caps for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2015	3,140,000	$217,411
Balance at 06/30/2016	3,140,000	$217,411

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2016 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2015	—	$—
Options Written	2,496	328,964
Options Terminated in Closing Purchase Transactions	(347)	(107,979)
Options Expired	(920)	(100,064)
Balance at 06/30/2016	1,229	$120,921

Transactions in purchased foreign currency options for Goldman Sachs Bond during the period ended June 30, 2016 were as follows:

	JPY Notional	Cost
Balance at 12/31/2015		$—
Options Purchased	197,080,000	28,141
Options Terminated in Closing Sell Transactions	(61,660,000)	(10,772)
Options Expired	(135,420,000)	(17,369)
Balance at 06/30/2016	—	$—

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2016	90,887	—	—	(492,239)	(401,352)	830,967	—	—	(4,467,248)	(3,636,281)
12/31/2015	362,010	—	70,953	(1,185,810)	(752,847)	3,305,470	—	662,790	(10,859,486)	(6,891,226)
Class I
6/30/2016	4,256,050	—	—	(4,558,915)	(302,865)	39,807,337	—	—	(42,714,996)	(2,907,659)
12/31/2015	5,658,110	—	575,124	(19,604,285)	(13,371,051)	53,298,007	—	5,490,950	(184,626,794)	(125,837,837)
Class S
6/30/2016	1,099,788	—	—	(2,440,988)	(1,341,200)	10,373,635	—	—	(22,805,664)	(12,432,029)
12/31/2015	1,412,122	—	301,235	(5,210,546)	(3,497,189)	13,267,623	—	2,864,688	(48,970,522)	(32,838,211)
Goldman Sachs Bond
6/30/2016	4,619,153	—	—	(4,011,810)	607,343	47,091,470	—	—	(40,753,539)	6,337,931
2/20/2015(1)– 12/31/2015	25,889,066	—	—	(7,151,987)	18,737,079	259,113,887	—	—	(71,740,373)	187,373,514

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

collateral received are reflected in the Portfolios of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of Goldman Sachs Bond’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:

Goldman Sachs Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$866,607	$(866,607)	$—
JP Morgan Clearing Corp	48,474	(48,474)	—
J.P. Morgan Securities LLC	292,193	(292,193)	—
Total	$1,207,273	$(1,207,273)	$—

(1)	Collateral with a fair value of $1,232,881 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:

	Ordinary Income	Return of Capital
BlackRock Inflation Protected Bond	$6,748,380	$2,270,048

The tax-basis components of distributable earnings as of December 31, 2015 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
			Amount	Character	Expiration
BlackRock Inflation Protected Bond	$—	$(21,121,016)	$(14,925,453)	Short-term	None
			(59,596,106)	Long-term	None
			$(74,521,559)
Goldman Sachs Bond	4,527,875	(3,348,622)	(784,736)	Short-term	None

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

24

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Investment Type Allocation
as of June 30, 2016
(as a percentage of net assets)

U.S. Treasury Obligations	54.0%
Corporate Bonds/Notes	24.3%
U.S. Government Agency Obligations	13.2%
Foreign Government Bonds	4.6%
Purchased Options	0.6%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.3%
		Communications: 1.7%
2,500,000		Cisco Systems, Inc., 1.400%, 02/28/18	$2,523,255	0.4
2,530,000		Comcast Corp., 5.700%, 05/15/18	2,749,328	0.5
4,485,000	#	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18	4,535,165	0.8
			9,807,748	1.7

		Consumer, Cyclical: 2.0%
4,350,000	#	American Honda Finance Corp., 1.600%, 02/16/18	4,392,752	0.8
1,850,000	#	BMW US Capital LLC, 1.500%, 04/11/19	1,859,947	0.3
290,000		Lowe’s Cos, Inc., 1.150%, 04/15/19	290,563	0.0
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	972,011	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	888,902	0.2
2,900,000		Toyota Motor Credit Corp., 1.550%, 07/13/18	2,928,748	0.5
			11,332,923	2.0

		Consumer, Non-cyclical: 7.8%
6,320,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	6,431,188	1.1
2,000,000	#	BAT International Finance PLC, 1.850%, 06/15/18	2,022,438	0.4
2,900,000		Coca-Cola Co, 1.650%, 11/01/18	2,944,654	0.5
5,700,000		Gilead Sciences, Inc., 1.850%, 09/04/18	5,802,919	1.0
1,595,000		Kimberly-Clark Corp., 1.400%, 02/15/19	1,615,957	0.3
4,835,000		Medtronic, Inc., 1.375%, 04/01/18	4,866,848	0.8
2,900,000		Merck & Co., Inc., 1.100%, 01/31/18	2,916,684	0.5
4,250,000		Pfizer, Inc., 1.500%, 06/15/18	4,293,652	0.8

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,300,000		Philip Morris International, Inc., 1.250%, 11/09/17	$4,316,525	0.8
3,690,000		Philip Morris International, Inc., 1.375%, 02/25/19	3,720,132	0.6
2,900,000		Procter & Gamble Co, 1.600%, 11/15/18	2,962,767	0.5
2,825,000		Sanofi, 1.250%, 04/10/18	2,844,134	0.5
			44,737,898	7.8

		Energy: 0.5%
2,880,000	#	Schlumberger Holdings Corp., 1.900%, 12/21/17	2,899,290	0.5

		Financial: 9.0%
5,700,000	#	AIG Global Funding, 1.650%, 12/15/17	5,726,169	1.0
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,312,407	0.8
5,800,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	5,835,438	1.0
2,500,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,516,420	0.4
5,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	5,844,472	1.0
2,900,000		HSBC USA, Inc., 1.625%, 01/16/18	2,895,485	0.5
5,700,000		JPMorgan Chase & Co., 2.350%, 01/28/19	5,842,716	1.0
5,700,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	5,734,143	1.0
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	632,708	0.1
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,538,800	0.4
5,700,000		US Bancorp, 1.950%, 11/15/18	5,814,120	1.0
2,765,000		Visa, Inc., 1.200%, 12/14/17	2,782,765	0.5
1,700,000		Wells Fargo & Co., 2.150%, 01/15/19	1,736,198	0.3
			52,211,841	9.0

		Industrial: 0.8%
1,435,000		Caterpillar Financial Services Corp., 1.350%, 05/18/19	1,442,253	0.3
1,300,000		General Electric Co., 1.625%, 04/02/18	1,318,789	0.2
1,935,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	1,950,416	0.3
			4,711,458	0.8

		Technology: 1.3%
5,050,000		Apple, Inc., 1.700%, 02/22/19	5,142,253	0.9

See Accompanying Notes to Financial Statements

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,500,000		Oracle Corp., 1.200%, 10/15/17	$2,509,360	0.4
			7,651,613	1.3

		Utilities: 1.2%
3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	4,199,289	0.7
2,600,000		Virginia Electric & Power Co., 5.950%, 09/15/17	2,753,637	0.5
			6,952,926	1.2

		Total Corporate Bonds/Notes
		(Cost $139,059,389)	140,305,697	24.3

U.S. TREASURY OBLIGATIONS: 54.0%
		Treasury Inflation Indexed Protected Securities: 54.0%
9,562,504		0.125%, due 07/15/24	9,671,640	1.7
12,481,377		0.375%, due 07/15/23	12,923,267	2.2
8,434,655		0.375%, due 07/15/25	8,694,012	1.5
20,954,458		0.625%, due 01/15/24	21,964,945	3.8
15,414,238		0.625%, due 01/15/26	16,247,269	2.8
20,636,864		0.750%, due 02/15/42	20,740,316	3.6
4,313,132		0.750%, due 02/15/45	4,344,946	0.8
3,882,604		1.000%, due 02/15/46	4,200,061	0.7
2,545,993		1.375%, due 02/15/44	2,950,717	0.5
25,552,898	S	1.750%, due 01/15/28	29,918,355	5.2
18,323,296		2.000%, due 01/15/26	21,584,989	3.7
11,342,347		2.125%, due 02/15/40	14,865,790	2.6
20,934,214		2.125%, due 02/15/41	27,679,637	4.8
14,351,454		2.375%, due 01/15/25	17,156,345	3.0
18,451,359		2.375%, due 01/15/27	22,678,843	3.9
7,366,184		2.500%, due 01/15/29	9,348,483	1.6
3,646,205		3.375%, due 04/15/32	5,348,669	0.9
18,942,308		3.625%, due 04/15/28	26,249,891	4.5
22,221,353		3.875%, due 04/15/29	32,057,057	5.6
3,534,472		0.250%–0.625%, due 01/15/25–02/15/43	3,491,857	0.6

		Total U.S. Treasury Obligations
		(Cost $304,344,060)	312,117,089	54.0

FOREIGN GOVERNMENT BONDS: 4.6%
EUR 6,916,167		Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	8,271,877	1.4
EUR 605,900		Hellenic Republic Government Bond, 25.050%, 10/15/42	1,950	0.0
EUR 3,519,183		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	4,573,962	0.8
EUR 879,317	#	Italy Buoni Poliennali Del Tesoro, 1.250%, 09/15/32	1,029,119	0.2
EUR 2,766,351	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	3,530,789	0.6
EUR 992,836		Italy Buoni Poliennali Del Tesoro, 2.100%–2.550%, 09/15/16–09/15/41	1,418,005	0.2
NZD 1,236,000		New Zealand Government Bond, 2.500%, 09/20/35	998,655	0.2

FOREIGN GOVERNMENT BOND: (continued)
NZD 7,848,000		New Zealand Government Bond, 3.000%, 09/20/30	$6,717,421	1.2

		Total Foreign Government Bonds
		(Cost $26,580,122)	26,541,778	4.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.2%
		Federal Home Loan Bank: 1.3%
6,955,000		2.875%, due 09/13/24	7,552,852	1.3

		Federal Home Loan Mortgage Corporation: 4.1%##
8,270,000		1.250%, due 10/02/19	8,370,514	1.4
1,515,000		1.375%, due 05/01/20	1,538,772	0.3
12,960,000		2.375%, due 01/13/22	13,739,038	2.4
			23,648,324	4.1

		Federal National Mortgage Association: 5.9%##
22,885,000		1.750%, due 09/12/19	23,529,670	4.1
10,140,000		1.875%, due 12/28/20	10,491,422	1.8
			34,021,092	5.9

		Other U.S. Agency Obligations: 1.9%
11,230,000		1.300%, due 12/14/18	11,372,149	1.9

		Total U.S. Government Agency Obligations
		(Cost $74,443,370)	76,594,417	13.2

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.6%
		Exchange-Traded Options: 0.1%
614	@	90-Day Eurodollar, Strike @ 98.250, Exp. 09/16/16	3,837	0.0
614	@	90-Day Eurodollar, Strike @ 98.750, Exp. 09/16/16	11,513	0.0
278	@	U.S. Treasury 10-Year Note, Strike @ 133.500, Exp. 08/26/16	238,908	0.1
			254,258	0.1

		Options on Currencies: 0.2%
7,845,000	@	Call AUD vs. Put USD, Strike @ 0.748, Exp. 07/20/16 Counterparty: JPMorgan Chase & Co.	55,782	0.0
5,150,000	@	Call EUR vs. Put USD, Strike @ 1.138, Exp. 07/29/16 Counterparty: Deutsche Bank AG	14,976	0.0
3,985,000	@	Call GBP vs. Put JPY, Strike @ 166.000, Exp. 07/14/16 Counterparty: Barclays Bank PLC	2	0.0
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.420, Exp. 11/03/16 Counterparty: Barclays Bank PLC	32,380	0.0

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		Options on Currencies (continued)
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.315, Exp. 11/03/16 Counterparty: Barclays Bank PLC	$177,635	0.1
11,540,000	@	Call USD vs. Put JPY, Strike @ 110.000, Exp. 08/05/16 Counterparty: HSBC Bank PLC	15,458	0.0
11,515,000	@	Call USD vs. Put MXN, Strike @ 18.290, Exp. 11/03/16 Counterparty: Barclays Bank PLC	442,735	0.1
11,515,000	@	Call USD vs. Put MXN, Strike @ 19.870, Exp. 11/03/16 Counterparty: Barclays Bank PLC	141,564	0.0
7,845,000	@	Put AUD vs. Call USD, Strike @ 0.703, Exp. 07/20/16 Counterparty: JPMorgan Chase & Co.	3,653	0.0
13,630,000	@	Put CHF vs. Call NOK, Strike @ 7.720, Exp. 08/02/16 Counterparty: Deutsche Bank AG	397	0.0
5,170,000	@	Put EUR vs. Call JPY, Strike @ 113.000, Exp. 09/22/16 Counterparty: Deutsche Bank AG	112,690	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.088, Exp. 11/03/16 Counterparty: BNP Paribas Bank	152,555	0.0
10,335,000	@	Put EUR vs. Call USD, Strike @ 1.105, Exp. 07/08/16 Counterparty: BNP Paribas Bank	40,869	0.0
5,150,000	@	Put EUR vs. Call USD, Strike @ 1.093, Exp. 07/29/16 Counterparty: Deutsche Bank AG	29,131	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.020, Exp. 11/03/16 Counterparty: BNP Paribas Bank	41,739	0.0
4,315,000	@	Put GBP vs. Call USD, Strike @ 1.310, Exp. 08/29/16 Counterparty: Deutsche Bank AG	89,752	0.0
4,315,000	@	Put GBP vs. Call USD, Strike @ 1.198, Exp. 08/29/16 Counterparty: Deutsche Bank AG	11,549	0.0
5,770,000	@	Put USD vs. Call JPY, Strike @ 97.000, Exp. 08/05/16 Counterparty: HSBC Bank PLC	16,527	0.0
			1,379,394	0.2

PURCHASED OPTIONS: (continued)
		Options on Inflation Rate Caps: 0.0%
7,240,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/10/16 Counterparty: Deutsche Bank AG	$221	0.0
18,080,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/06/16 Counterparty: Deutsche Bank AG	339	0.0
			560	0.0

		OTC Interest Rate Swaptions: 0.3%
4,100,000	@	Receive a fixed rate equal to 2.680% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/12/21 Counterparty: Deutsche Bank AG	869,162	0.1
4,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	308,914	0.1
5,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	8,902	0.0
10,100,000	@	Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	467,798	0.1
			1,654,776	0.3

		Total Purchased Options
		(Cost $4,776,802)	3,288,988	0.6

		Total Long-Term Investments
		(Cost $549,203,743)	558,847,969	96.7

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.3%
	Mutual Funds: 3.3%
19,299,817	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $19,299,817)	$19,299,817	3.3

	Total Short-Term Investments
	(Cost $19,299,817)	19,299,817	3.3

	Total Investments in Securities (Cost $568,503,560)	$578,147,786	100.0
	Assets in Excess of Other Liabilities	94,909	0.0
	Net Assets	$578,242,695	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.
EUR	EU Euro
NZD	New Zealand Dollar
Cost for federal income tax purposes is $570,103,502.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,064,369
Gross Unrealized Depreciation	(5,020,085)
Net Unrealized Appreciation	$8,044,284

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Purchased Options	$254,258	$3,034,730	$—	$3,288,988
Corporate Bonds/Notes	—	140,305,697	—	140,305,697
U.S. Treasury Obligations	—	312,117,089	—	312,117,089
Foreign Government Bonds	—	26,541,778	—	26,541,778
Short-Term Investments	19,299,817	—	—	19,299,817
U.S. Government Agency Obligations	—	76,594,417	—	76,594,417
Total Investments, at fair value	$19,554,075	$558,593,711	$—	$578,147,786
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,080,046	—	2,080,046
Futures	1,621,047	—	—	1,621,047
OTC Swaps	—	664,216	—	664,216
Total Assets	$21,175,122	$561,337,973	$—	$582,513,095

See Accompanying Notes to Financial Statements

28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(894,678)	$—	$(894,678)
Forward Foreign Currency Contracts	—	(2,288,012)	—	(2,288,012)
Futures	(1,497,732)	—	—	(1,497,732)
OTC Swaps	—	(1,066,527)	—	(1,066,527)
Written Options	(7,681)	(1,487,526)	—	(1,495,207)
Total Liabilities	$(1,505,413)	$(5,736,743)	$—	$(7,242,156)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Australian Dollar	1,122,389	Buy	07/15/16	$630,000	$627,956	$(2,044)
Bank of America	British Pound	870,000	Buy	07/15/16	1,192,161	1,158,306	(33,855)
Bank of America	British Pound	485,000	Buy	07/15/16	706,427	645,723	(60,704)
Bank of America	British Pound	485,000	Buy	07/15/16	659,139	645,722	(13,417)
Bank of America	British Pound	242,500	Buy	07/19/16	32,999,400	33,002,562	3,162
Bank of America	British Pound	485,000	Buy	07/19/16	73,986,750	73,915,683	(71,067)
Bank of America	British Pound	242,500	Buy	07/19/16	33,132,775	33,134,645	1,870
Bank of America	British Pound	970,000	Buy	07/19/16	150,023,207	149,861,216	(161,991)
Bank of America	Japanese Yen	75,761,333	Buy	07/15/16	714,587	733,913	19,326
Bank of America	British Pound	995,000	Buy	07/19/16	156,508,027	156,316,494	(191,533)
Barclays Bank PLC	British Pound	590,450	Buy	07/15/16	770,141	701,235	(68,906)
Barclays Bank PLC	British Pound	507,831	Buy	07/15/16	719,111	676,119	(42,992)
Barclays Bank PLC	Japanese Yen	155,008,572	Buy	07/19/16	995,000	1,172,006	177,006
BNP Paribas Bank	Japanese Yen	76,171,287	Buy	07/19/16	485,000	577,231	92,231
Citigroup, Inc.	British Pound	630,000	Buy	07/15/16	847,539	838,773	(8,766)
Citigroup, Inc.	British Pound	1,685,000	Buy	07/19/16	231,685,983	231,684,786	(1,197)
Citigroup, Inc.	Japanese Yen	62,486,867	Buy	07/19/16	395,000	474,480	79,480
Citigroup, Inc.	Norwegian Krone	5,976,507	Buy	07/01/16	996,507	967,456	(29,051)
Citigroup, Inc.	British Pound	495,000	Buy	07/19/16	78,689,565	78,586,250	(103,315)
Citigroup, Inc.	Australian Dollar	1,110,000	Buy	07/01/16	6,849,836	6,859,174	9,338
Deutsche Bank AG	British Pound	1,300,000	Buy	07/15/16	1,743,365	1,730,803	(12,562)
Deutsche Bank AG	British Pound	630,000	Buy	07/15/16	86,729,580	86,728,190	(1,390)
Deutsche Bank AG	British Pound	1,310,000	Buy	07/15/16	1,744,370	1,744,117	(253)
Deutsche Bank AG	British Pound	630,000	Buy	07/15/16	1,134,416	1,127,494	(6,922)
Deutsche Bank AG	Japanese Yen	85,085,784	Buy	07/15/16	630,000	615,467	(14,533)
Deutsche Bank AG	British Pound	970,000	Buy	07/15/16	1,433,462	1,291,445	(142,017)
Deutsche Bank AG	British Pound	1,400,000	Buy	07/15/16	2,052,369	1,863,941	(188,428)
Deutsche Bank AG	Japanese Yen	72,056,454	Buy	07/19/16	485,000	537,365	52,365
Deutsche Bank AG	New Zealand Dollar	2,065,000	Buy	07/15/16	1,457,539	1,473,547	16,008
Deutsche Bank AG	British Pound	609,105	Buy	07/15/16	769,859	726,103	(43,756)
Deutsche Bank AG	EU Euro	765,000	Buy	07/15/16	607,514	647,993	40,479
Deutsche Bank AG	British Pound	608,772	Buy	07/15/16	765,000	726,196	(38,804)
Deutsche Bank AG	Swiss Franc	1,394,088	Buy	07/15/16	1,450,000	1,428,674	(21,326)
Deutsche Bank AG	EU Euro	1,255,000	Buy	08/02/16	1,397,869	1,394,268	(3,601)
Deutsche Bank AG	Japanese Yen	95,164,539	Buy	07/19/16	590,000	726,445	136,445
Deutsche Bank AG	EU Euro	1,265,000	Buy	08/02/16	1,444,024	1,405,378	(38,646)
Goldman Sachs & Co.	British Pound	495,000	Buy	07/19/16	79,216,379	79,107,960	(108,419)
HSBC Bank PLC	Japanese Yen	149,373,720	Buy	07/15/16	1,080,000	1,089,111	9,111
HSBC Bank PLC	British Pound	630,000	Buy	07/15/16	86,780,610	86,778,725	(1,885)
HSBC Bank PLC	British Pound	485,081	Buy	07/15/16	666,459	645,831	(20,628)
HSBC Bank PLC	British Pound	385,000	Buy	07/19/16	53,831,196	53,822,261	(8,935)
HSBC Bank PLC	EU Euro	1,545,000	Buy	07/15/16	1,228,624	1,308,133	79,509

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC Bank PLC	Swedish Krona	12,570,109	Buy	07/15/16	$1,465,000	$1,450,084	$(14,916)
HSBC Bank PLC	Japanese Yen	90,615,520	Buy	07/19/16	605,000	677,400	72,400
HSBC Bank PLC	Norwegian Krone	6,989,207	Buy	07/01/16	1,140,000	1,124,942	(15,058)
HSBC Bank PLC	Japanese Yen	88,726,326	Buy	09/26/16	780,000	773,439	(6,561)
Morgan Stanley	EU Euro	100,000	Buy	07/06/16	113,195	110,984	(2,211)
Morgan Stanley	Japanese Yen	149,148,108	Buy	07/15/16	1,080,000	1,086,925	6,925
Morgan Stanley	Australian Dollar	1,868,987	Buy	07/15/16	1,020,000	1,055,296	35,296
Morgan Stanley	British Pound	484,919	Buy	07/15/16	675,898	645,615	(30,283)
Morgan Stanley	British Pound	575,000	Buy	07/15/16	787,444	765,547	(21,897)
Morgan Stanley	British Pound	240,000	Buy	07/15/16	438,238	431,069	(7,169)
Morgan Stanley	Japanese Yen	114,410,150	Buy	07/19/16	840,000	830,045	(9,955)
Morgan Stanley	Australian Dollar	1,955,000	Buy	07/22/16	1,446,367	1,457,044	10,677
Morgan Stanley	Australian Dollar	1,915,000	Buy	07/22/16	1,405,537	1,427,232	21,695
Morgan Stanley	British Pound	385,000	Buy	07/19/16	53,712,239	53,704,456	(7,783)
Morgan Stanley	Japanese Yen	67,701,305	Buy	07/19/16	485,000	495,171	10,171
Morgan Stanley	British Pound	55,900	Buy	07/06/16	81,000	74,419	(6,581)
Morgan Stanley	British Pound	507,169	Buy	07/15/16	722,541	675,238	(47,303)
Morgan Stanley	British Pound	605,000	Buy	07/15/16	857,954	805,489	(52,465)
Morgan Stanley	EU Euro	3,691,000	Buy	07/06/16	4,119,865	4,096,415	(23,450)
Morgan Stanley	Australian Dollar	1,595,000	Buy	07/22/16	1,152,364	1,188,740	36,376
Morgan Stanley	Australian Dollar	1,110,000	Buy	07/01/16	6,845,539	6,855,390	9,851
Morgan Stanley	EU Euro	780,000	Buy	09/26/16	88,836,820	88,842,307	5,487
Standard Chartered PLC	British Pound	1,080,000	Buy	07/15/16	149,026,953	149,021,201	(5,752)
Standard Chartered PLC	Japanese Yen	84,461,227	Buy	07/15/16	630,000	609,416	(20,584)
Standard Chartered PLC	Japanese Yen	69,273,423	Buy	07/19/16	485,000	510,402	25,402
Standard Chartered PLC	Japanese Yen	158,474,259	Buy	07/19/16	990,000	1,207,240	217,240
State Street Bank	New Zealand Dollar	60,000	Buy	07/06/16	43,323	42,835	(488)
UBS AG	Norwegian Krone	1,522,476	Buy	07/01/16	253,493	246,362	(7,131)
							$(552,680)

Bank of America	British Pound	315,114	Sell	07/15/16	$416,400	$419,538	$(3,138)
Bank of America	British Pound	314,886	Sell	07/15/16	417,051	419,236	(2,185)
Bank of America	Australian Dollar	1,945,000	Sell	07/22/16	1,445,952	1,449,591	(3,639)
Bank of America	Australian Dollar	1,945,000	Sell	07/22/16	1,445,555	1,449,591	(4,036)
Bank of America	Australian Dollar	1,915,000	Sell	07/22/16	1,415,692	1,427,232	(11,540)
Bank of America	Japanese Yen	16,094,000	Sell	08/03/16	156,776	155,998	778
Bank of America	Japanese Yen	19,731,000	Sell	07/06/16	177,642	191,083	(13,441)
Barclays Bank PLC	British Pound	507,351	Sell	07/15/16	725,057	675,480	49,577
Barclays Bank PLC	EU Euro	20,976,000	Sell	07/06/16	23,423,270	23,279,974	143,296
BNP Paribas Bank	British Pound	970,000	Sell	07/15/16	1,364,244	1,291,445	72,799
BNP Paribas Bank	Swedish Krona	11,945,804	Sell	07/15/16	1,440,000	1,412,605	27,395
Citigroup, Inc.	EU Euro	20,000	Sell	07/06/16	22,375	22,196	179
Citigroup, Inc.	EU Euro	50,000	Sell	08/03/16	55,514	55,551	(37)
Citigroup, Inc.	EU Euro	80,000	Sell	07/06/16	90,896	88,787	2,109
Deutsche Bank AG	British Pound	630,000	Sell	07/15/16	834,763	838,774	(4,011)
Deutsche Bank AG	British Pound	630,000	Sell	07/15/16	845,762	838,773	6,989
Deutsche Bank AG	British Pound	485,000	Sell	07/15/16	663,003	645,722	17,281
Deutsche Bank AG	British Pound	485,000	Sell	07/15/16	693,990	645,722	48,268
Deutsche Bank AG	British Pound	580,000	Sell	07/15/16	784,082	772,205	11,877
Deutsche Bank AG	British Pound	700,000	Sell	07/15/16	1,030,876	931,971	98,905
Deutsche Bank AG	British Pound	700,000	Sell	07/15/16	1,030,365	931,971	98,394
Deutsche Bank AG	New Zealand Dollar	1,020,000	Sell	07/15/16	719,426	727,853	(8,427)
Deutsche Bank AG	Australian Dollar	1,940,000	Sell	07/22/16	1,434,164	1,445,864	(11,700)
Deutsche Bank AG	EU Euro	1,270,000	Sell	08/02/16	1,443,552	1,410,933	32,619
Goldman Sachs & Co.	British Pound	485,000	Sell	07/15/16	722,817	645,723	77,094
Goldman Sachs & Co.	British Pound	507,649	Sell	07/15/16	722,121	675,878	46,243
Goldman Sachs & Co.	EU Euro	1,265,000	Sell	08/02/16	1,433,816	1,405,378	28,438
HSBC Bank PLC	British Pound	485,081	Sell	07/15/16	670,856	645,830	25,026
HSBC Bank PLC	New Zealand Dollar	2,035,000	Sell	07/15/16	1,421,498	1,452,139	(30,641)
Morgan Stanley	EU Euro	50,000	Sell	07/06/16	56,964	55,492	1,472
Morgan Stanley	Japanese Yen	73,170,570	Sell	07/15/16	714,587	708,816	5,771
Morgan Stanley	EU Euro	25,000	Sell	07/06/16	27,913	27,746	167
Morgan Stanley	EU Euro	17,344,000	Sell	08/03/16	19,270,918	19,269,398	1,520

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	EU Euro	34,000	Sell	07/06/16	$38,089	$37,734	$355
Morgan Stanley	Japanese Yen	19,731,000	Sell	07/06/16	177,722	191,084	(13,362)
The Royal Bank of Scotland Group PLC	British Pound	495,303	Sell	07/15/16	713,294	659,440	53,854
The Royal Bank of Scotland Group PLC	British Pound	494,697	Sell	07/15/16	714,680	658,633	56,047
Standard Chartered PLC	British Pound	655,284	Sell	07/15/16	877,462	872,437	5,025
Standard Chartered PLC	British Pound	654,716	Sell	07/15/16	872,398	871,680	718
Standard Chartered PLC	New Zealand Dollar	9,306,000	Sell	08/03/16	6,619,953	6,633,875	(13,922)
Standard Chartered PLC	New Zealand Dollar	9,374,000	Sell	07/06/16	6,320,701	6,692,325	(371,624)
UBS AG	Japanese Yen	39,462,000	Sell	07/06/16	355,921	382,167	(26,246)
Westpac Banking Corp.	Australian Dollar	1,555,000	Sell	07/22/16	1,109,395	1,158,928	(49,533)
							$344,714

At June 30, 2016, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	379	09/21/16	$50,401,080	$582,247
U.S. Treasury 5-Year Note	728	09/30/16	88,935,436	1,038,800
			$139,336,516	$1,621,047
Short Contracts
Euro-Bobl 5-Year	(14)	09/08/16	(2,075,685)	(16,630)
Euro-Bund	(65)	09/08/16	(12,055,044)	(168,679)
Long-Term Euro-BTP	(97)	09/08/16	(15,351,426)	(150,183)
U.S. Treasury 2-Year Note	(400)	09/30/16	(87,731,248)	(229,578)
U.S. Treasury Long Bond	(40)	09/21/16	(6,893,750)	(231,264)
U.S. Treasury Ultra 10-Year Note	(27)	09/21/16	(3,933,141)	(132,687)
U.S. Treasury Ultra Long Bond	(49)	09/21/16	(9,132,375)	(568,711)
			$(137,172,669)	$(1,497,732)

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.320%	Chicago Mercantile Exchange	11/30/20	USD 30,010,000	$(436,350)	$(436,873)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.510%	Chicago Mercantile Exchange	01/14/21	USD 9,360,000	(230,221)	(230,386)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.160%	Chicago Mercantile Exchange	11/15/41	USD 3,600,000	(227,336)	(227,419)
				$(893,907)	$(894,678)

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx) and pay a fixed rate equal to 0.755% Counterparty: Deutsche Bank AG	01/18/21	EUR 4,563,345	$(44,425)	$—	$(44,425)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.680% Counterparty: Barclays Bank PLC	04/15/17	USD 26,000,000	88,134	—	88,134
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD 20,575,000	(752,067)	—	$(752,067)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.650% Counterparty: Barclays Bank PLC	04/15/18	USD 44,000,000	89,572	—	89,572
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.518% Counterparty: Barclays Bank PLC	12/11/19	USD 15,000,000	(14,122)	—	(14,122)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.375% Counterparty: Barclays Bank PLC	01/15/20	USD 16,000,000	83,328	—	83,328
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.616% Counterparty: Barclays Bank PLC	04/15/20	USD 7,000,000	893	—	893
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.436% Counterparty: Barclays Bank PLC	01/15/21	USD 28,000,000	99,197	—	99,197
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.627% Counterparty: Citigroup, Inc.	04/15/19	USD 8,500,000	5,603	—	5,603
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.649% Counterparty: Citigroup, Inc.	12/11/21	USD 13,000,000	(117,055)	—	(117,055)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.515% Counterparty: Citigroup, Inc.	01/15/22	USD 34,000,000	(15,402)	—	(15,402)
Receive a floating rate based on the US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 1.560% Counterparty: Citigroup, Inc.	01/15/23	USD 37,000,000	(83,133)	—	(83,133)
			$(659,477)	$—	$(659,477)

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.740% Counterparty: Deutsche Bank AG	01/18/21	EUR 4,563,345	$(40,323)	$ —	$(40,323)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.160% Counterparty: Deutsche Bank AG	01/18/26	EUR 4,563,345	142,834	—	142,834
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.180% Counterparty: Deutsche Bank AG	01/18/26	EUR 4,563,345	154,655	—	154,655
			$257,166	$ —	$257,166

At June 30, 2016, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount	Premiums Received	Fair Value

Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/22	EUR 3,140,000	$217,411	$(1,320)
						$217,411	$(1,320)

At June 30, 2016, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
90-Day Eurodollar	98.50	09/16/16	1,229	$120,921	$(7,681)
				$120,921	$(7,681)

At June 30, 2016, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
5,150,000	HSBC Bank PLC	Call EUR vs. Put USD	1.138	EUR	08/02/16	$46,964	$(17,594)
2,585,000	Deutsche Bank AG	Put EUR vs. Call JPY	104.500	EUR	09/22/16	19,536	(14,708)
5,170,000	Deutsche Bank AG	Put EUR vs. Call JPY	108.000	EUR	09/22/16	57,382	(50,669)
20,280,000	BNP Paribas Bank	Put EUR vs. Call USD	1.055	EUR	11/03/16	191,174	(162,344)
5,150,000	HSBC Bank PLC	Put EUR vs. Call USD	1.093	EUR	08/02/16	46,450	(32,622)
8,630,000	Deutsche Bank AG	Put GBP vs. Call USD	1.245	GBP	08/29/16	67,764	(55,902)
23,030,000	Barclays Bank PLC	Call USD vs. Put CAD	1.365	USD	11/03/16	212,504	(155,455)
23,030,000	Barclays Bank PLC	Call USD vs. Put MXN	19.000	USD	11/03/16	402,808	(529,181)
5,770,000	HSBC Bank PLC	Put USD vs. Call JPY	99.000	USD	08/05/16	36,841	(29,330)
			Total Written OTC Options			$1,081,423	$(1,047,805)

At June 30, 2016, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR 10,100,000	$475,559	$(75,896)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.900%	06/07/18	USD 41,800,000	177,271	(88,656)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.100%	01/12/17	USD 26,000,000	242,614	(13,881)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	0.900%	06/07/18	USD 41,800,000	207,317	(259,968)
				Total Written Swaptions			$1,102,761	$(438,401)

See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments Asset Derivatives	Location on Statement of Assets and Liabilities	Fair Value
Foreign exchange contracts	Investments in securities at value*	$1,379,394
Interest rate contracts	Investments in securities at value*	1,909,594
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,080,046
Interest rate contracts	Net Assets- Unrealized appreciation**	1,621,047
Interest rate contracts	Unrealized appreciation on OTC swap agreements	664,216
Total Asset Derivatives		$7,654,297
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,288,012
Interest rate contracts	Net Assets- Unrealized depreciation**	1,497,732
Interest rate contracts	Net Assets- Unrealized depreciation***	894,678
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,066,527
Interest rate contracts	Written options, at fair value	447,402
Foreign exchange contracts	Written options, at fair value	1,047,805
Total Liability Derivatives		$7,242,156

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(2,463,671)	$(1,632,641)	$—	$—	$2,076,048	$(2,020,264)
Interest rate contracts	(1,914,275)	—	2,158,913	(3,356,990)	481,099	(2,631,253)
Total	$(4,377,946)	$(1,632,641)	$2,158,913	$(3,356,990)	$2,557,147	$(4,651,517)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(56,905)	$719,598	$—	$—	$(281,677)	$381,016
Interest rate contracts	1,376	—	502,626	54,411	(432,930)	125,483
Total	$(55,529)	$719,598	$502,626	$54,411	$(714,607)	$506,499

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street Bank	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$803,218	$235,163	$—	$1,904,929	$—	$31,985	$59,435	$—	$—	$—	$—	$—	$—	$3,034,730
Forward foreign currency contracts	25,136	369,879	192,425	91,106	559,630	151,775	186,046	—	145,763	248,385	—	109,901	—	—	2,080,046
OTC Inflation-linked swaps	—	361,124	—	5,603	—	—	—	—	—	—	—	—	—	—	366,727
OTC Interest rate swaps	—	—	—	—	297,489	—	—	—	—	—	—	—	—	—	297,489
Total Assets	$25,136	$1,534,221	$427,588	$96,709	$2,762,048	$151,775	$218,031	$59,435	$145,763	$248,385	$—	$109,901	$—	$—	$5,778,992

See Accompanying Notes to Financial Statements

34

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered PLC	State Street Bank	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Banking Corp.	Totals
Liabilities:
Forward foreign currency contracts	$572,590	$111,898	$—	$142,366	$536,376	$108,419	$98,624	$—	$222,459	$411,882	$488	$—	$33,377	$49,533	2,288,012
OTC Inflation-linked swaps	—	766,189	—	215,590	44,425	—	—	—	—	—	—	—	—	—	1,026,204
OTC Interest rate swaps	—	—	—	—	40,323	—	—	—	—	—	—	—	—	—	40,323
Written options	—	684,636	162,344	—	561,000	—	79,546	—	—	—	—	—	—	—	1,487,526
Total Liabilities	$572,590	$1,562,723	$162,344	$357,956	$1,182,124	$108,419	$178,170	$—	$222,459	$411,882	$488	$—	$33,377	$49,533	$4,842,065
Net OTC derivative instruments by counterparty, at fair value	$(547,454)	$(28,502)	$265,244	$(261,247)	$1,579,924	$43,356	$39,861	$59,435	$(76,696)	$(163,497)	$(488)	$109,901	$(33,377)	$(49,533)	936,927
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$28,502	$—	$—	$(1,320,000)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(1,291,498)
Net Exposure (1) (2)	$(547,454)	$—	$265,244	$(261,247)	$259,924	$43,356	$39,861	$59,435	$(76,696)	$(163,497)	$(488)	$109,901	$(33,377)	$(49,533)	$(354,571)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2016, the Portfolio had pledged $810,000 in cash collateral to Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

35

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Investment Type Allocation
as of June 30, 2016
(as a percentage of net assets)

U.S. Government Agency Obligations	35.2%
Corporate Bonds/Notes	29.2%
U.S. Treasury Obligations	18.2%
Asset-Backed Securities	10.5%
Foreign Government Bonds	5.1%
Collateralized Mortgage Obligations	2.3%
Municipal Bonds	1.1%
Liabilities in Excess of Other Assets*	(1.6)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 29.2%
		Basic Materials: 0.5%
39,000	#	Glencore Funding LLC, 2.500%, 01/15/19	$37,684	0.0
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	386,250	0.2
500,000		Other Securities	589,591	0.3
			1,013,525	0.5

		Communications: 4.9%
775,000		Amazon.com, Inc., 3.300%, 12/05/21	837,302	0.4
325,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	354,854	0.2
25,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	26,163	0.0
500,000	#	DISH DBS Corp., 7.750%, 07/01/26	517,500	0.3
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	866,235	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	51,188	0.0
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	386,710	0.2
950,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	1,085,076	0.5
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,691,951	0.9
1,375,000		Verizon Communications, Inc., 2.625%–4.150%, 02/21/20–03/15/24	1,463,420	0.7
2,650,000		Other Securities	2,715,332	1.3
			9,995,731	4.9

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 2.5%
1,225,000		CVS Health Corp., 3.375%–3.500%, 07/20/22–08/12/24	$1,308,388	0.6
375,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	400,312	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,349,263	0.7
1,900,000		Other Securities	1,987,892	1.0
			5,045,855	2.5

		Consumer, Non-cyclical: 6.4%
625,000		AbbVie, Inc., 2.300%–3.200%, 05/14/20–05/14/26	637,559	0.3
1,810,000		Actavis Funding SCS, 2.350%–4.850%, 03/12/18–06/15/44	1,863,196	0.9
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,167,023	0.6
925,000		Anheuser-Busch InBev Finance, Inc., 3.650%–4.900%, 02/01/26–02/01/46	1,007,570	0.5
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	891,757	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	496,442	0.3
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	718,189	0.4
225,000	#	Kraft Heinz Foods Co., 2.800%, 07/02/20	233,886	0.1
325,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	354,192	0.2
400,000	#	Kraft Heinz Foods Co., 4.375%, 06/01/46	425,101	0.2
250,000	#	Pernod Ricard SA, 4.450%, 01/15/22	275,823	0.1
1,375,000		Reynolds American, Inc., 4.450%, 06/12/25	1,539,106	0.8
3,125,000		Other Securities	3,305,109	1.6
			12,914,953	6.4

		Energy: 2.3%
725,000		Williams Partners L.P., 3.600%–3.900%, 03/15/22–01/15/25	676,176	0.4
3,960,000		Other Securities(a)	3,881,035	1.9
			4,557,211	2.3

		Financial: 10.1%
675,000	L	Bank of America Corp., 4.000%–6.500%, 04/01/24–10/29/49	721,030	0.4
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	210,050	0.1
306,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	343,952	0.2

See Accompanying Notes to Financial Statements

36

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	$603,235	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	590,168	0.3
375,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	345,200	0.2
1,700,000		KFW, 1.125%, 08/06/18	1,710,933	0.9
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	780,022	0.4
225,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	260,401	0.1
250,000	#	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45	274,312	0.1
450,000	#	Mizuho Financial Group, Inc., 2.632%, 04/12/21	458,605	0.2
975,000		Morgan Stanley, 3.700%–5.550%, 10/23/24–12/29/49	1,003,018	0.5
375,000	#	Nationwide Building Society, 3.900%, 07/21/25	401,591	0.2
500,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	521,181	0.3
200,000		Royal Bank of Scotland PLC, 9.500%, 03/16/22	208,472	0.1
1,025,000	#	Santander UK PLC, 5.000%, 11/07/23	1,055,646	0.5
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	482,838	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	790,862	0.4
175,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	194,892	0.1
225,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	229,768	0.1
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	287,308	0.1
8,775,000		Other Securities	8,972,121	4.4
			20,445,605	10.1

		Industrial: 0.8%
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	612,701	0.3
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	202,750	0.1
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	390,000	0.2

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
344,000		Other Securities	$389,212	0.2
			1,594,663	0.8

		Technology: 1.4%
250,000	#	Hewlett Packard Enterprise Co., 4.900%, 10/15/25	261,803	0.1
700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	714,000	0.3
1,825,000		Other Securities	1,950,105	1.0
			2,925,908	1.4

		Utilities: 0.3%
650,000		Other Securities	621,150	0.3

		Total Corporate Bonds/Notes
		(Cost $57,870,212)	59,114,601	29.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.3%
987,395		Fannie Mae REMIC Trust 2016-32 FB, 0.953%, 06/25/46	989,326	0.5
650,000	#	FREMF Mortgage Trust 2015-K44 B, 3.811%, 01/25/48	630,098	0.3
1,331,889		GS Mortgage Securities Trust 2007-GG10, 5.988%, 08/10/45	1,371,111	0.7
883,413		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 1.437%, 08/25/46	748,392	0.4
EUR 870,289		Other Securities	869,517	0.4

		Total Collateralized Mortgage Obligations
		(Cost $4,678,277)	4,608,444	2.3

MUNICIPAL BONDS: 1.1%
		California: 0.6%
750,000		Other Securities	1,101,179	0.6

		Puerto Rico: 0.5%
50,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/36	23,291	0.0
1,395,000		Puerto Rico Sales Tax Financing Corp., 5.000%–6.000%, 08/01/37–08/01/43	652,758	0.3
635,000		Other Securities(b)	422,915	0.2
			1,098,964	0.5
		Total Municipal Bonds
		(Cost $2,222,479)	2,200,143	1.1

U.S. TREASURY OBLIGATIONS: 18.2%
		Treasury Inflation Indexed Protected Securities: 4.5%
3,208,624		0.125%, due 04/15/18	3,257,671	1.6
2,255,924		0.625%, due 01/15/24	2,364,712	1.2

See Accompanying Notes to Financial Statements

37

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
3,152,266		0.125%–2.500%, due 04/15/19–01/15/29	$3,396,696	1.7
			9,019,079	4.5

		U.S. Treasury Bonds: 7.1%
1,100,000		3.625%, due 08/15/43	1,420,654	0.7
7,560,000		3.625%, due 02/15/44	9,756,384	4.8
2,790,000		2.000%–3.750%, due 05/15/25–05/15/46	3,152,187	1.6
			14,329,225	7.1

		U.S. Treasury Notes: 6.1%
4,000,000		0.625%, due 06/30/18	4,002,580	2.0
700,000		0.750%, due 12/31/17	701,968	0.3
2,100,000		0.750%, due 01/31/18	2,105,905	1.0
1,660,000		0.750%, due 02/28/18	1,664,734	0.8
1,320,000		0.875%, due 11/30/17	1,325,724	0.7
2,600,000		1.000%, due 12/31/17	2,616,656	1.3
			12,417,567	6.1
		U.S. Treasury STRIP: 0.5%
1,500,000	ˆ	2.170%, due 08/15/36	974,116	0.5

		Total U.S. Treasury Obligations
		(Cost $35,138,959)	36,739,987	18.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 35.2%
		Federal Home Loan Bank: 1.2%
900,000		2.625%, due 09/12/25	962,656	0.5
1,300,000		2.875%, due 06/13/25	1,415,318	0.7
			2,377,974	1.2

		Federal Home Loan Mortgage Corporation: 9.3%##
3,000,000		3.062%, due 12/25/24	3,251,391	1.6
1,731,105		3.500%, due 04/01/43	1,829,298	0.9
986,540		3.500%, due 03/01/46	1,054,482	0.5
985,581		3.500%, due 03/01/46	1,041,644	0.5
990,325		3.500%, due 04/01/46	1,052,723	0.5
8,000,000	W	4.000%, due 07/01/45	8,577,895	4.2
605,504	ˆ	5.608%, due 04/15/44	102,278	0.1
265,160	ˆ	5.658%, due 07/15/39	46,569	0.1
1,792,831		2.811%–4.000%, due 01/25/25–05/01/46	1,908,955	0.9
			18,865,235	9.3

		Federal National Mortgage Association: 15.7%##
1,039,264		0.953%, due 06/25/46	1,042,230	0.5
7,000,000	W	3.000%, due 08/01/44	7,251,834	3.6
3,000,000	W	3.000%, due 07/01/45	3,113,554	1.5
975,681		3.500%, due 10/01/42	1,032,328	0.5
4,558,611		3.500%, due 01/01/46	4,815,403	2.4
4,530,963		3.500%, due 01/01/46	4,786,198	2.4
4,433,387		3.500%, due 01/01/46	4,683,125	2.3
1,193,832		3.500%, due 05/01/46	1,269,982	0.6
1,000,000		3.500%, due 06/01/46	1,076,110	0.5
1,782,133	ˆ	5.247%, due 11/25/45	281,269	0.1
425,351	ˆ	5.247%, due 11/25/45	74,029	0.0
388,341	ˆ	5.647%, due 09/25/43	70,279	0.0
467,724	ˆ	5.647%, due 12/25/43	85,842	0.1
905,374	ˆ	5.697%, due 07/25/42	165,009	0.1
555,973	ˆ	5.797%, due 01/25/45	103,241	0.1
824,555	ˆ	5.797%, due 11/25/45	142,793	0.1
496,797	ˆ	6.097%, due 12/25/41	92,801	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,562,078		3.500%–6.000%, due 09/01/35–01/01/46	$1,704,818	0.8
			31,790,845	15.7

		Government National Mortgage Association: 9.0%
4,411,245		4.000%, due 10/20/43	4,714,969	2.3
2,000,000	W	4.000%, due 07/01/44	2,137,969	1.1
4,321,094		4.000%, due 07/20/45	4,622,820	2.3
1,851,458		4.000%, due 08/20/45	1,980,702	1.0
1,000,000		4.000%, due 09/20/45	1,069,836	0.5
965,292		4.000%, due 12/20/45	1,033,458	0.5
1,185,153		4.000%, due 03/20/46	1,271,309	0.6
614,719	ˆ	5.152%, due 09/20/44	91,500	0.1
889,620	ˆ	5.202%, due 01/20/46	139,901	0.1
1,382,518	ˆ	5.262%, due 08/20/45	198,075	0.1
348,341	ˆ	5.302%, due 03/20/40	52,738	0.0
126,110	ˆ	5.652%, due 09/20/43	20,702	0.0
1,308,722	ˆ	5.652%, due 10/20/43	177,069	0.1
832,488	ˆ	5.652%, due 11/20/43	137,558	0.1
139,272	ˆ	5.652%, due 03/20/44	23,510	0.0
379,028	ˆ	5.702%, due 06/20/43	60,973	0.0
412,070	ˆ	5.752%, due 09/20/45	64,721	0.0
421,463	ˆ	5.752%, due 11/20/45	66,311	0.0
577,906	ˆ	5.802%, due 02/20/40	95,646	0.1
226,778	ˆ	5.802%, due 12/20/42	36,268	0.0
875,856	ˆ	5.802%, due 08/20/45	136,958	0.1
			18,132,993	9.0
		Total U.S. Government Agency Obligations
		(Cost $70,153,469)	71,167,047	35.2

ASSET-BACKED SECURITIES: 10.5%
		Other Asset-Backed Securities: 10.5%
250,000	#	B&M CLO 2014-1 Ltd., 2.583%, 04/16/26	239,632	0.1
318,695	#	Bank of America Student Loan Trust 2010-1 A, 1.438%, 02/25/43	311,833	0.2
48,104	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3 A1, 3.623%, 04/28/30	48,025	0.0
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 2.158%, 12/31/27	1,567,680	0.8
774,658	#	Edsouth Indenture No 9 LLC 2015-1 A, 1.253%, 10/25/56	744,191	0.4
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.238%, 04/25/27	647,595	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 2.084%, 04/20/27	785,427	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 2.028%, 07/25/27	1,011,569	0.5
1,583,955	#	ICG US CLO 2014-1 Ltd., 1.784%, 04/20/26	1,550,355	0.8

See Accompanying Notes to Financial Statements

38

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.508%, 03/20/25	$1,162,560	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.784%, 10/18/26	2,495,430	1.2
227,273	#	Regatta IV Funding Ltd. 2014-1A B, 2.648%, 07/25/26	222,286	0.1
364,628	#	Scholar Funding Trust 2010-A A, 1.384%, 10/28/41	346,249	0.2
732,056	#	SLM Student Loan Trust 2003-1 A5A, 0.763%, 12/15/32	659,465	0.3
857,715		SLM Student Loan Trust 2005-4 A3, 0.758%, 01/25/27	818,682	0.4
500,000		SLM Student Loan Trust 2007-1 A5, 0.728%, 01/26/26	485,739	0.2
750,000		SLM Student Loan Trust 2007-2 A4, 0.698%, 07/25/22	703,767	0.4
202,694		SLM Student Loan Trust 2008-2 A3, 1.388%, 04/25/23	195,326	0.1
550,000		SLM Student Loan Trust 2008-4 A4, 2.288%, 07/25/22	550,759	0.3
431,569		SLM Student Loan Trust 2008-5 A4, 2.338%, 07/25/23	432,053	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.158%, 04/15/27	1,633,675	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.678%, 04/15/27	289,805	0.1
900,000	#	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2, 2.620%, 01/15/47	901,375	0.4
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 0.000%, 07/15/26	961,500	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.138%, 07/15/27	982,654	0.5
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,071,620	0.5
553,154		Other Securities	474,423	0.2
		Total Asset-Backed Securities
		(Cost $21,438,814)	21,293,675	10.5

FOREIGN GOVERNMENT BONDS: 5.1%
EUR 1,283,030		Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/19	$1,549,076	0.8
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	347,650	0.2
600,000	L	Indonesia Government International Bond, 4.125%–5.375%, 10/17/23–01/15/25	660,413	0.3
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,740,418	0.9
1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,309,211	0.6
EUR 281,154	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	358,846	0.2
790,000		Mexico Government International Bond, 4.600%–4.750%, 03/08/44–01/23/46	839,600	0.4
EUR 1,100,561	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	1,261,599	0.6
6,788,400		Other Securities	2,227,141	1.1
		Total Foreign Government Bonds
		(Cost $9,991,533)	10,293,954	5.1

		Total Long-Term Investments
		(Cost $201,493,743)	205,417,851	101.6

SHORT-TERM INVESTMENTS: 6.6%
		Securities Lending Collateralcc: 0.6%
1,000,000		Royal Bank of Canada, Repurchase Agreement dated 06/30/16, 0.38%, due 07/01/16 (Repurchase Amount $1,000,010, collateralized by various U.S. Government Securities, 0.000%–8.750%, Market Value plus accrued interest $1,020,000, due 08/18/16–09/09/49)	1,000,000	0.5
232,881		Royal Bank of Scotland PLC, Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $232,884, collateralized by various U.S. Government Securities, 0.084%–3.375%, Market Value plus accrued interest $237,540, due 01/31/17–08/15/44)	232,881	0.1
			1,232,881	0.6

See Accompanying Notes to Financial Statements

39

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 6.0%
12,016,288	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,016,288)	$12,016,288	6.0

	Total Short-Term Investments (Cost $13,249,169)	13,249,169	6.6
	Total Investments in Securities (Cost $214,742,912)	$218,667,020	108.2
	Liabilities in Excess of Other Assets	(16,499,605)	(8.2)
	Net Assets	$202,167,415	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
STRIP	Separate Trading of Registered Interest and Principal of Securities
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.
EUR	EU Euro
Cost for federal income tax purposes is $214,763,840.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,007,026
Gross Unrealized Depreciation	(1,103,846)
Net Unrealized Appreciation	$3,903,180

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$59,114,601	$—	$59,114,601
Collateralized Mortgage Obligations	—	4,109,447	498,997	4,608,444
Municipal Bonds	—	2,200,143	—	2,200,143
Short-Term Investments	12,016,288	1,232,881	—	13,249,169
Foreign Government Bonds	—	10,293,954	—	10,293,954
U.S. Treasury Obligations	—	36,739,987	—	36,739,987
Asset-Backed Securities	—	21,293,675	—	21,293,675
U.S. Government Agency Obligations	—	71,167,047	—	71,167,047
Total Investments, at fair value	$12,016,288	$206,151,735	$498,997	$218,667,020
Other Financial Instruments+
Centrally Cleared Swaps	—	1,672,239	—	1,672,239
Forward Foreign Currency Contracts	—	1,120,481	—	1,120,481
Futures	397,112	—	—	397,112
Total Assets	$12,413,400	$208,944,455	$498,997	$221,856,852
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(2,101,863)	$—	$(2,101,863)
Forward Foreign Currency Contracts	—	(1,039,208)	—	(1,039,208)
Futures	(100,819)	—	—	(100,819)
Sales Commitments	—	(10,550,468)	—	(10,550,468)
Total Liabilities	$(100,819)	$(13,691,539)	$—	$(13,792,358)

See Accompanying Notes to Financial Statements

40

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2016, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	South Korean Won	379,210,566	Buy	07/15/16	$320,344	$329,046	$8,702
Bank of America N.A.	Swiss Franc	55,128	Buy	09/21/16	50,545	51,002	457
Bank of America N.A.	EU Euro	50,545	Buy	09/21/16	54,772	54,681	(91)
Bank of America N.A.	Japanese Yen	18,229,680	Buy	09/21/16	180,000	177,024	(2,976)
Bank of America N.A.	EU Euro	162,000	Buy	09/21/16	51,779,088	51,777,446	(1,642)
Bank of America N.A.	Japanese Yen	18,365,668	Buy	09/21/16	179,000	178,345	(655)
Bank of America N.A.	Swedish Krona	1,542,752	Buy	09/21/16	132,180	139,068	6,888
Bank of America N.A.	Polish Zloty	477,743	Buy	09/21/16	108,000	108,660	660
Bank of America N.A.	EU Euro	319,000	Buy	09/21/16	346,064	345,092	(972)
Bank of America N.A.	Swedish Krona	1,480,471	Buy	09/21/16	159,000	157,627	(1,373)
Bank of America N.A.	Swedish Krona	744,652	Buy	09/21/16	79,929	79,289	(640)
Bank of America N.A.	Swedish Krona	1,481,937	Buy	09/21/16	159,000	157,801	(1,199)
Bank of America N.A.	EU Euro	160,000	Buy	09/21/16	50,309,440	50,310,736	1,296
Bank of America N.A.	Mexican Peso	17,572,049	Buy	09/21/16	938,277	953,397	15,120
Barclays Bank PLC	Chinese Offshore Yuan	1,181,207	Buy	09/01/16	172,246	176,809	4,563
Barclays Bank PLC	British Pound	264,000	Buy	09/21/16	351,154	351,723	569
Barclays Bank PLC	South African Rand	1,059,010	Buy	09/21/16	70,000	70,734	734
Barclays Bank PLC	South African Rand	1,093,913	Buy	09/21/16	72,000	73,065	1,065
Barclays Bank PLC	South African Rand	1,122,310	Buy	09/21/16	73,022	74,961	1,939
Barclays Bank PLC	Canadian Dollar	235,097	Buy	09/21/16	180,000	181,999	1,999
Barclays Bank PLC	Chinese Yuan	1,125,903	Buy	08/18/16	169,024	168,694	(330)
Barclays Bank PLC	Chinese Yuan	1,142,031	Buy	08/05/16	168,665	171,271	2,606
Barclays Bank PLC	Chinese Yuan	1,394,493	Buy	08/16/16	207,144	208,967	1,823
BNP Paribas Bank	Chinese Offshore Yuan	4,206,793	Buy	09/01/16	617,556	629,695	12,139
BNP Paribas Bank	Taiwan New Dollar	17,160,491	Buy	07/07/16	529,236	532,115	2,879
BNP Paribas Bank	Argentine Peso	1,076,195	Buy	08/01/16	71,036	70,440	(596)
BNP Paribas Bank	Indonesian Rupiah	1,344,975,225	Buy	07/15/16	98,209	101,761	3,552
BNP Paribas Bank	Hungarian Forint	49,728,778	Buy	09/21/16	158,000	156,890	(1,110)
BNP Paribas Bank	Norwegian Krone	844,362	Buy	09/21/16	101,208	100,879	(329)
BNP Paribas Bank	EU Euro	110,960	Buy	09/21/16	488,285	488,252	(33)
BNP Paribas Bank	EU Euro	159,000	Buy	09/21/16	172,960	171,991	(969)
BNP Paribas Bank	Swedish Krona	8,639,677	Buy	09/21/16	937,348	918,807	(18,541)
BNP Paribas Bank	Hungarian Forint	144,267,672	Buy	09/21/16	516,228	506,970	(9,258)
Citibank N.A.	Russian Ruble	4,641,106	Buy	07/14/16	72,000	72,373	373
Citibank N.A.	Malaysian Ringgit	465,093	Buy	07/28/16	116,056	116,360	304
Citibank N.A.	Indonesian Rupiah	1,706,940,117	Buy	07/15/16	124,367	129,147	4,780
Citibank N.A.	Indonesian Rupiah	4,915,286,300	Buy	08/10/16	368,324	371,242	2,918
Citibank N.A.	Malaysian Ringgit	673,923	Buy	07/27/16	164,063	168,546	4,483
Citibank N.A.	British Pound	136,585	Buy	09/21/16	179,886	181,970	2,084
Citibank N.A.	British Pound	136,000	Buy	09/21/16	180,331	181,191	860
Citibank N.A.	British Pound	136,000	Buy	09/21/16	179,153	181,191	2,038
Citibank N.A.	New Zealand Dollar	253,000	Buy	09/21/16	178,297	179,906	1,609
Citibank N.A.	EU Euro	159,000	Buy	09/21/16	179,820	176,976	(2,844)
Citibank N.A.	Argentine Peso	1,143,100	Buy	09/29/16	71,000	72,611	1,611
Citibank N.A.	EU Euro	70,096	Buy	09/21/16	79,488	78,020	(1,468)
Citibank N.A.	South African Rand	1,109,066	Buy	09/21/16	72,000	74,077	2,077
Citibank N.A.	Australian Dollar	243,684	Buy	09/21/16	256,495	255,313	(1,182)
Citibank N.A.	EU Euro	158,000	Buy	09/21/16	179,750	175,862	(3,888)
Citibank N.A.	EU Euro	158,000	Buy	09/21/16	179,532	175,862	(3,670)
Citibank N.A.	Polish Zloty	1,368,833	Buy	09/21/16	315,000	310,706	(4,294)
Citibank N.A.	Australian Dollar	241,000	Buy	09/21/16	178,561	179,213	652
Citibank N.A.	EU Euro	158,000	Buy	09/21/16	173,303	170,869	(2,434)
Citibank N.A.	Swedish Krona	5,466,403	Buy	09/21/16	590,685	581,607	(9,078)

See Accompanying Notes to Financial Statements

41

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	British Pound	155,983	Buy	09/21/16	$225,278	$207,815	$(17,463)
Citibank N.A.	Chinese Offshore Yuan	1,186,783	Buy	09/21/16	179,000	177,476	(1,524)
Citibank N.A.	Chinese Offshore Yuan	4,292,097	Buy	09/01/16	627,316	642,464	15,148
Citibank N.A.	Chinese Offshore Yuan	2,365,375	Buy	09/01/16	349,000	354,062	5,062
Credit Suisse International	Russian Ruble	23,379,912	Buy	07/29/16	361,000	363,028	2,028
Credit Suisse International	Russian Ruble	11,693,826	Buy	07/11/16	180,000	182,507	2,507
Credit Suisse International	Russian Ruble	11,560,392	Buy	07/11/16	180,000	180,424	424
Credit Suisse International	Colombian Peso	722,010,535	Buy	07/15/16	241,596	246,544	4,948
Credit Suisse International	Swiss Franc	176,403	Buy	09/21/16	163,000	163,058	58
Credit Suisse International	Japanese Yen	43,002,795	Buy	09/21/16	412,734	417,589	4,855
Credit Suisse International	Norwegian Krone	666,529	Buy	09/21/16	79,422	79,633	211
Credit Suisse International	Swedish Krona	718,564	Buy	09/21/16	87,241	85,230	(2,011)
Credit Suisse International	Swiss Franc	351,575	Buy	09/21/16	318,384	325,712	7,328
Deutsche Bank AG	South Korean Won	212,013,000	Buy	07/18/16	180,000	183,940	3,940
Deutsche Bank AG	South Korean Won	213,402,547	Buy	07/05/16	179,000	185,261	6,261
Deutsche Bank AG	Brazilian Real	652,322	Buy	07/05/16	179,000	203,005	24,005
Deutsche Bank AG	Indonesian Rupiah	2,184,019,172	Buy	07/29/16	162,526	165,169	2,643
Deutsche Bank AG	South Korean Won	213,402,547	Buy	08/16/16	181,929	184,973	3,044
Deutsche Bank AG	EU Euro	163,000	Buy	09/21/16	728,183	725,379	(2,804)
Deutsche Bank AG	British Pound	244,000	Buy	09/21/16	357,766	325,078	(32,688)
Deutsche Bank AG	Mexican Peso	3,369,210	Buy	09/21/16	180,000	182,801	2,801
Deutsche Bank AG	British Pound	59,881	Buy	09/21/16	86,637	79,778	(6,859)
Deutsche Bank AG	Chinese Yuan	1,151,525	Buy	07/26/16	170,566	172,882	2,316
Deutsche Bank AG	Chinese Yuan	584,417	Buy	08/03/16	86,363	87,658	1,295
Deutsche Bank AG	Chinese Yuan	291,607	Buy	07/26/16	43,048	43,780	732
Deutsche Bank AG	Chinese Yuan	1,229,581	Buy	08/02/16	181,958	184,450	2,492
Deutsche Bank AG	Chinese Offshore Yuan	1,170,698	Buy	09/01/16	172,000	175,236	3,236
Deutsche Bank AG	Chinese Offshore Yuan	1,177,221	Buy	09/01/16	178,000	176,213	(1,787)
Deutsche Bank AG	Chinese Offshore Yuan	2,370,657	Buy	09/21/16	359,000	354,517	(4,483)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	1,189,666	Buy	09/01/16	175,000	178,076	3,076
JPMorgan Chase Bank N.A.	Russian Ruble	11,778,138	Buy	07/08/16	180,000	183,979	3,979
JPMorgan Chase Bank N.A.	Russian Ruble	11,828,502	Buy	07/08/16	180,000	184,766	4,766
JPMorgan Chase Bank N.A.	Malaysian Ringgit	569,491	Buy	08/01/16	140,508	142,682	2,174
JPMorgan Chase Bank N.A.	Australian Dollar	379,061	Buy	08/04/16	280,008	282,371	2,363
JPMorgan Chase Bank N.A.	EU Euro	324,000	Buy	09/21/16	1,452,294	1,445,490	(6,804)
JPMorgan Chase Bank N.A.	British Pound	131,000	Buy	09/21/16	179,656	174,530	(5,126)
JPMorgan Chase Bank N.A.	New Zealand Dollar	335,636	Buy	09/21/16	238,072	238,668	596
JPMorgan Chase Bank N.A.	Swiss Franc	174,864	Buy	09/21/16	158,000	162,040	4,040
JPMorgan Chase Bank N.A.	Japanese Yen	9,401,479	Buy	09/21/16	86,675	91,296	4,621
JPMorgan Chase Bank N.A.	Mexican Peso	16,158,682	Buy	09/21/16	864,609	876,712	12,103
JPMorgan Chase Bank N.A.	Polish Zloty	3,635,628	Buy	09/21/16	920,325	919,819	(506)
JPMorgan Chase Bank N.A.	Chinese Yuan	2,320,848	Buy	07/12/16	340,064	349,009	8,945
JPMorgan Chase Bank N.A.	Chinese Yuan	3,463,724	Buy	07/11/16	506,813	520,936	14,123
Morgan Stanley & Co. International PLC	Russian Ruble	11,624,868	Buy	07/29/16	180,000	180,504	504
Morgan Stanley & Co. International PLC	Malaysian Ringgit	646,280	Buy	07/25/16	159,300	161,517	2,217
Morgan Stanley & Co. International PLC	Malaysian Ringgit	743,387	Buy	07/08/16	179,000	184,660	5,660
Morgan Stanley & Co. International PLC	Malaysian Ringgit	744,103	Buy	07/08/16	179,000	184,838	5,838
Morgan Stanley & Co. International PLC	Brazilian Real	3,607,908	Buy	07/05/16	986,738	1,122,795	136,057
Morgan Stanley & Co. International PLC	Russian Ruble	28,310,715	Buy	08/11/16	426,321	438,050	11,729
Morgan Stanley & Co. International PLC	Malaysian Ringgit	983,672	Buy	08/10/16	244,027	246,534	2,507
Morgan Stanley & Co. International PLC	EU Euro	164,992	Buy	09/21/16	183,747	183,644	(103)
Morgan Stanley & Co. International PLC	Japanese Yen	18,700,992	Buy	09/21/16	180,000	181,601	1,601
Morgan Stanley & Co. International PLC	Swedish Krona	1,245,708	Buy	09/21/16	152,248	147,756	(4,492)
Morgan Stanley & Co. International PLC	Mexican Peso	12,276,485	Buy	09/21/16	652,935	666,078	13,143
Morgan Stanley & Co. International PLC	Chinese Offshore Yuan	659,181	Buy	09/01/16	96,664	98,670	2,006
The Royal Bank of Canada	Brazilian Real	2,411,730	Buy	09/02/16	708,260	736,631	28,371
The Royal Bank of Canada	Canadian Dollar	234,294	Buy	09/21/16	180,000	181,377	1,377
The Royal Bank of Canada	Canadian Dollar	467,687	Buy	09/21/16	359,000	362,057	3,057
The Royal Bank of Canada	Canadian Dollar	231,948	Buy	09/21/16	180,000	179,561	(439)
The Royal Bank of Canada	EU Euro	77,117	Buy	09/21/16	86,359	85,835	(524)
The Royal Bank of Scotland PLC	Colombian Peso	525,047,400	Buy	07/15/16	180,000	179,287	(713)

See Accompanying Notes to Financial Statements

42

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland PLC	Turkish Lira	516,236	Buy	09/21/16	$175,000	$176,135	$1,135
The Royal Bank of Scotland PLC	Norwegian Krone	3,065,059	Buy	09/21/16	326,000	329,339	3,339
The Royal Bank of Scotland PLC	Norwegian Krone	248,600	Buy	09/21/16	26,424	26,713	289
The Royal Bank of Scotland PLC	EU Euro	163,000	Buy	09/21/16	1,531,388	1,531,173	(215)
The Royal Bank of Scotland PLC	EU Euro	161,000	Buy	09/21/16	720,448	717,375	(3,073)
The Royal Bank of Scotland PLC	Turkish Lira	532,856	Buy	09/21/16	180,000	181,806	1,806
The Royal Bank of Scotland PLC	EU Euro	160,000	Buy	09/21/16	50,176,000	50,177,765	1,765
The Royal Bank of Scotland PLC	Mexican Peso	1,327,335	Buy	09/21/16	72,000	72,016	16
The Royal Bank of Scotland PLC	British Pound	69,925	Buy	09/21/16	101,064	93,160	(7,904)
Standard Chartered PLC	Taiwan New Dollar	11,677,423	Buy	07/07/16	359,970	362,096	2,126
Standard Chartered PLC	EU Euro	471,000	Buy	09/21/16	539,130	524,247	(14,883)
Standard Chartered PLC	Chinese Offshore Yuan	2,370,129	Buy	09/21/16	359,000	354,439	(4,561)
Standard Chartered PLC	Chinese Offshore Yuan	2,371,619	Buy	09/21/16	359,000	354,661	(4,339)
Standard Chartered PLC	South African Rand	1,134,904	Buy	09/21/16	72,000	75,803	3,803
Standard Chartered PLC	Chinese Offshore Yuan	3,552,328	Buy	09/21/16	538,500	531,229	(7,271)
Standard Chartered PLC	South African Rand	2,835,354	Buy	09/21/16	176,933	189,379	12,446
Standard Chartered PLC	Chinese Yuan	2,302,331	Buy	07/21/16	337,932	345,859	7,927
Standard Chartered PLC	Chinese Yuan	2,286,437	Buy	07/22/16	337,943	343,432	5,489
Standard Chartered PLC	Chinese Offshore Yuan	1,179,781	Buy	09/01/16	172,000	176,596	4,596
Standard Chartered PLC	Chinese Offshore Yuan	1,188,539	Buy	09/01/16	175,000	177,907	2,907
State Street Bank	Canadian Dollar	235,213	Buy	09/21/16	180,000	182,089	2,089
State Street Bank	EU Euro	17,150	Buy	09/21/16	161,035	161,023	(12)
State Street Bank	British Pound	134,000	Buy	09/21/16	180,341	178,526	(1,815)
State Street Bank	British Pound	132,000	Buy	09/21/16	179,961	175,862	(4,099)
State Street Bank	Japanese Yen	18,244,754	Buy	09/21/16	179,000	177,170	(1,830)
State Street Bank	Canadian Dollar	398,083	Buy	09/21/16	310,437	308,173	(2,264)
State Street Bank	Swedish Krona	1,693,668	Buy	09/21/16	180,569	180,477	(92)
State Street Bank	Norwegian Krone	663,451	Buy	09/21/16	79,511	79,265	(246)
State Street Bank	Mexican Peso	1,187,579	Buy	09/21/16	63,086	64,434	1,348
State Street Bank	Swedish Krona	5,466,403	Buy	09/21/16	591,289	581,539	(9,750)
State Street Bank	Australian Dollar	248,000	Buy	09/21/16	263,736	260,614	(3,122)
State Street Bank	EU Euro	188,715	Buy	09/21/16	211,318	210,050	(1,268)
State Street Bank	Swedish Krona	8,480,445	Buy	09/21/16	914,679	902,483	(12,196)
UBS AG	Chinese Offshore Yuan	1,184,048	Buy	09/01/16	172,000	177,235	5,235
UBS AG	British Pound	908,000	Buy	07/20/16	1,329,340	1,208,953	(120,387)
UBS AG	Taiwan New Dollar	10,675,111	Buy	07/14/16	327,126	331,241	4,115
UBS AG	Malaysian Ringgit	1,487,490	Buy	09/08/16	366,359	372,264	5,905
UBS AG	British Pound	137,591	Buy	09/21/16	181,726	183,311	1,585
UBS AG	EU Euro	162,000	Buy	09/21/16	724,539	721,544	(2,995)
UBS AG	Swiss Franc	348,073	Buy	09/21/16	324,000	321,473	(2,527)
UBS AG	Swiss Franc	61,700	Buy	09/21/16	56,848	57,051	203
UBS AG	EU Euro	162,000	Buy	09/21/16	51,561,479	51,560,601	(878)
UBS AG	EU Euro	56,848	Buy	09/21/16	60,972	61,518	546
UBS AG	Hungarian Forint	50,165,311	Buy	09/21/16	159,000	158,310	(690)
UBS AG	Swedish Krona	603,150	Buy	09/21/16	72,664	71,541	(1,123)
UBS AG	EU Euro	70,000	Buy	09/21/16	21,957,775	21,958,527	752
UBS AG	Norwegian Krone	588,066	Buy	09/21/16	72,139	70,258	(1,881)
UBS AG	EU Euro	158,000	Buy	09/21/16	172,594	170,889	(1,705)
UBS AG	British Pound	54,436	Buy	09/21/16	79,345	72,525	(6,820)
UBS AG	Swedish Krona	8,495,974	Buy	09/21/16	915,850	904,192	(11,658)
Westpac Banking Corp.	Chinese Offshore Yuan	1,182,006	Buy	09/01/16	172,000	176,929	4,929
Westpac Banking Corp.	Japanese Yen	96,395,986	Buy	08/10/16	923,546	934,578	11,032
Westpac Banking Corp.	EU Euro	2,274,119	Buy	07/13/16	2,579,340	2,524,572	(54,768)
Westpac Banking Corp.	EU Euro	178,066	Buy	09/21/16	147,474	149,192	1,718
Westpac Banking Corp.	EU Euro	564,110	Buy	09/21/16	453,070	477,333	24,263
Westpac Banking Corp.	Australian Dollar	245,000	Buy	09/21/16	256,821	256,385	(436)
Westpac Banking Corp.	Australian Dollar	536,966	Buy	09/21/16	562,730	561,878	(852)
Westpac Banking Corp.	Australian Dollar	241,000	Buy	09/21/16	178,694	179,213	519
Westpac Banking Corp.	Australian Dollar	256,010	Buy	09/21/16	272,521	269,109	(3,412)
Westpac Banking Corp.	Australian Dollar	1,697,388	Buy	09/21/16	1,220,422	1,262,214	41,792
							$167,672

See Accompanying Notes to Financial Statements

43

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	Swedish Krona	1,330,034	Sell	07/29/16	$163,923	$157,375	$6,548
Bank of America N.A.	Brazilian Real	571,760	Sell	09/02/16	175,000	174,636	364
Bank of America N.A.	Singapore Dollar	243,236	Sell	09/21/16	179,000	180,409	(1,409)
Bank of America N.A.	Singapore Dollar	259,004	Sell	09/21/16	189,926	192,104	(2,178)
Bank of America N.A.	Japanese Yen	19,195,065	Sell	09/21/16	179,000	186,399	(7,399)
Barclays Bank PLC	Chinese Offshore Yuan	1,125,058	Sell	08/18/16	169,024	168,500	524
Barclays Bank PLC	Chinese Offshore Yuan	1,141,356	Sell	08/05/16	168,665	171,031	(2,366)
Barclays Bank PLC	Chinese Offshore Yuan	1,393,665	Sell	08/16/16	207,144	208,746	(1,602)
Barclays Bank PLC	Chinese Offshore Yuan	2,357,327	Sell	09/01/16	347,000	352,857	(5,857)
Barclays Bank PLC	Chinese Offshore Yuan	4,065,346	Sell	09/01/16	610,412	608,522	1,890
Barclays Bank PLC	Brazilian Real	607,160	Sell	09/02/16	180,000	185,449	(5,449)
Barclays Bank PLC	British Pound	131,000	Sell	09/21/16	180,080	174,530	5,550
Barclays Bank PLC	Singapore Dollar	481,298	Sell	09/21/16	359,000	356,980	2,020
Barclays Bank PLC	South African Rand	1,077,561	Sell	09/21/16	72,000	71,973	27
Barclays Bank PLC	Australian Dollar	591,441	Sell	09/21/16	440,072	439,808	264
Barclays Bank PLC	British Pound	122,000	Sell	09/21/16	179,375	162,539	16,836
Barclays Bank PLC	New Zealand Dollar	126,897	Sell	09/21/16	86,359	90,235	(3,876)
Barclays Bank PLC	New Zealand Dollar	1,179,835	Sell	09/21/16	798,382	838,970	(40,588)
BNP Paribas Bank	Taiwan New Dollar	17,160,491	Sell	08/25/16	529,073	533,818	(4,745)
BNP Paribas Bank	British Pound	262,000	Sell	09/21/16	358,521	349,059	9,462
BNP Paribas Bank	Swedish Krona	713,176	Sell	09/21/16	86,779	84,592	2,187
BNP Paribas Bank	Canadian Dollar	233,190	Sell	09/21/16	180,000	180,523	(523)
BNP Paribas Bank	Australian Dollar	203,726	Sell	09/21/16	150,306	151,495	(1,189)
BNP Paribas Bank	New Zealand Dollar	506,000	Sell	09/21/16	358,217	359,812	(1,595)
BNP Paribas Bank	Norwegian Krone	729,127	Sell	09/21/16	87,325	87,112	213
BNP Paribas Bank	United Arab Emirates Dirham	466,325	Sell	12/07/16	126,305	126,841	(536)
Citibank N.A.	United Arab Emirates Dirham	2,359,360	Sell	08/11/16	640,000	642,222	(2,222)
Citibank N.A.	United Arab Emirates Dirham	2,697,054	Sell	08/11/16	732,000	734,143	(2,143)
Citibank N.A.	Chinese Offshore Yuan	1,204,710	Sell	09/01/16	184,226	180,327	3,899
Citibank N.A.	Russian Ruble	10,807,500	Sell	07/11/16	167,314	168,674	(1,360)
Citibank N.A.	Indonesian Rupiah	2,421,401,020	Sell	07/28/16	179,000	183,126	(4,126)
Citibank N.A.	Taiwan New Dollar	5,803,380	Sell	07/14/16	180,000	180,075	(75)
Citibank N.A.	South Korean Won	208,584,720	Sell	07/15/16	180,000	180,992	(992)
Citibank N.A.	Mexican Peso	3,314,855	Sell	08/16/16	173,449	180,536	(7,087)
Citibank N.A.	South Korean Won	1,303,666,577	Sell	07/25/16	1,091,300	1,130,670	(39,370)
Citibank N.A.	Taiwan New Dollar	13,921,623	Sell	07/14/16	425,477	431,978	(6,501)
Citibank N.A.	Malaysian Ringgit	669,702	Sell	08/10/16	163,056	167,845	(4,789)
Citibank N.A.	Taiwan New Dollar	8,588,876	Sell	08/18/16	267,691	267,129	562
Citibank N.A.	Taiwan New Dollar	5,826,987	Sell	08/18/16	181,611	181,230	381
Citibank N.A.	Taiwan New Dollar	11,686,609	Sell	08/22/16	360,921	363,512	(2,591)
Citibank N.A.	British Pound	136,585	Sell	09/21/16	180,159	181,970	(1,811)
Citibank N.A.	British Pound	136,000	Sell	09/21/16	179,947	181,191	(1,244)
Citibank N.A.	EU Euro	158,000	Sell	09/21/16	179,512	175,862	3,650
Citibank N.A.	British Pound	300,560	Sell	09/21/16	440,072	400,432	39,640
Citibank N.A.	New Zealand Dollar	224,375	Sell	09/21/16	158,835	159,551	(716)
Citibank N.A.	EU Euro	1,715,819	Sell	09/21/16	1,955,975	1,909,792	46,183
Citibank N.A.	Singapore Dollar	244,271	Sell	09/21/16	179,000	181,176	(2,176)
Citibank N.A.	Singapore Dollar	259,004	Sell	09/21/16	187,963	192,104	(4,141)
Citibank N.A.	Turkish Lira	1,061,516	Sell	09/21/16	351,612	362,181	(10,569)
Citibank N.A.	Singapore Dollar	1,470,823	Sell	09/21/16	1,065,081	1,090,916	(25,835)
Citibank N.A.	Canadian Dollar	1,182,635	Sell	09/21/16	903,636	915,529	(11,893)
Credit Suisse International	Colombian Peso	1,123,419,818	Sell	07/15/16	370,857	383,613	(12,756)
Credit Suisse International	Chilean Peso	74,798,048	Sell	07/14/16	109,224	112,902	(3,678)
Credit Suisse International	EU Euro	89,686	Sell	09/21/16	101,199	99,825	1,374
Deutsche Bank AG	Malaysian Ringgit	1,220,081	Sell	07/28/16	295,780	305,247	(9,467)
Deutsche Bank AG	Taiwan New Dollar	5,759,325	Sell	07/13/16	179,000	178,690	310
Deutsche Bank AG	Thai Baht	15,178,132	Sell	07/27/16	431,044	431,745	(701)
Deutsche Bank AG	Thai Baht	6,378,372	Sell	08/11/16	180,547	181,383	(836)
Deutsche Bank AG	Brazilian Real	593,100	Sell	09/02/16	180,000	181,155	(1,155)
Deutsche Bank AG	Thai Baht	6,380,858	Sell	08/25/16	181,033	181,407	(374)
Deutsche Bank AG	Thai Baht	6,409,457	Sell	09/02/16	181,870	182,193	(323)

See Accompanying Notes to Financial Statements

44

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	New Zealand Dollar	255,000	Sell	09/21/16	$178,974	$181,329	$(2,355)
Deutsche Bank AG	British Pound	129,000	Sell	09/21/16	179,773	171,865	7,908
Deutsche Bank AG	EU Euro	160,000	Sell	09/21/16	180,859	178,088	2,771
Deutsche Bank AG	Turkish Lira	541,132	Sell	09/21/16	180,000	184,630	(4,630)
Deutsche Bank AG	Singapore Dollar	489,733	Sell	09/21/16	359,000	363,237	(4,237)
Deutsche Bank AG	Chinese Offshore Yuan	1,204,455	Sell	09/01/16	183,000	180,289	2,711
Deutsche Bank AG	Chinese Offshore Yuan	3,785,116	Sell	09/01/16	568,507	566,577	1,930
Deutsche Bank AG	Chinese Offshore Yuan	3,612,420	Sell	09/01/16	549,000	540,726	8,274
Deutsche Bank AG	Chinese Offshore Yuan	1,150,894	Sell	07/26/16	170,566	172,525	(1,959)
Deutsche Bank AG	Chinese Offshore Yuan	584,072	Sell	08/03/16	86,363	87,530	(1,167)
Deutsche Bank AG	Chinese Offshore Yuan	291,434	Sell	07/26/16	43,048	43,688	(640)
Deutsche Bank AG	Chinese Offshore Yuan	1,228,762	Sell	08/02/16	181,958	184,150	(2,192)
Deutsche Bank AG	Chinese Offshore Yuan	1,190,882	Sell	09/01/16	174,000	178,258	(4,258)
Deutsche Bank AG	Chinese Offshore Yuan	3,768,511	Sell	09/21/16	568,189	563,559	4,630
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	2,321,787	Sell	07/12/16	340,064	348,229	(8,165)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	3,465,077	Sell	07/11/16	506,812	519,721	(12,909)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	1,113,252	Sell	09/01/16	166,000	166,638	(638)
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	1,155,042	Sell	09/01/16	179,000	172,893	6,107
JPMorgan Chase Bank N.A.	Chinese Offshore Yuan	2,406,368	Sell	09/01/16	366,000	360,198	5,802
JPMorgan Chase Bank N.A.	South Korean Won	399,320,129	Sell	07/18/16	345,597	346,446	(849)
JPMorgan Chase Bank N.A.	Russian Ruble	23,539,359	Sell	07/14/16	354,658	367,069	(12,411)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	8,571,614	Sell	07/07/16	265,704	265,790	(86)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	2,416,302,000	Sell	07/18/16	180,000	182,798	(2,798)
JPMorgan Chase Bank N.A.	South Korean Won	209,863,180	Sell	07/08/16	179,000	182,162	(3,162)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	5,880,744	Sell	08/03/16	181,532	182,830	(1,298)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	2,408,400,000	Sell	07/29/16	180,242	182,137	(1,895)
JPMorgan Chase Bank N.A.	Canadian Dollar	69,335	Sell	07/15/16	52,787	53,670	(883)
JPMorgan Chase Bank N.A.	Taiwan New Dollar	20,705,871	Sell	07/28/16	633,789	643,364	(9,575)
JPMorgan Chase Bank N.A.	British Pound	117,076	Sell	09/21/16	160,423	155,978	4,445
JPMorgan Chase Bank N.A.	British Pound	140,778	Sell	09/21/16	191,189	187,556	3,633
JPMorgan Chase Bank N.A.	Japanese Yen	18,641,070	Sell	09/21/16	180,000	181,019	(1,019)
JPMorgan Chase Bank N.A.	New Zealand Dollar	123,635	Sell	09/21/16	86,789	87,916	(1,127)
JPMorgan Chase Bank N.A.	Mexican Peso	1,245,905	Sell	09/21/16	67,912	67,598	314
Morgan Stanley & Co. International PLC	Brazilian Real	616,299	Sell	07/05/16	179,500	191,794	(12,294)
Morgan Stanley & Co. International PLC	Brazilian Real	623,856	Sell	07/05/16	179,000	194,146	(15,146)
Morgan Stanley & Co. International PLC	Russian Ruble	4,978,458	Sell	07/14/16	75,168	77,633	(2,465)
Morgan Stanley & Co. International PLC	South Korean Won	209,825,820	Sell	07/08/16	180,000	182,129	(2,129)
Morgan Stanley & Co. International PLC	Russian Ruble	47,409,976	Sell	07/27/16	717,000	736,572	(19,572)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	5,842,560	Sell	07/07/16	179,000	181,167	(2,167)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	5,725,315	Sell	07/27/16	179,000	177,877	1,123
Morgan Stanley & Co. International PLC	South Korean Won	419,689,000	Sell	08/16/16	362,639	363,779	(1,140)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	11,677,814	Sell	07/22/16	358,160	362,636	(4,476)
Morgan Stanley & Co. International PLC	Chilean Peso	52,667,097	Sell	07/28/16	77,939	79,392	(1,453)
Morgan Stanley & Co. International PLC	Taiwan New Dollar	11,668,545	Sell	08/10/16	362,400	362,838	(438)
Morgan Stanley & Co. International PLC	Brazilian Real	597,877	Sell	09/02/16	180,000	182,614	(2,614)
Morgan Stanley & Co. International PLC	Mexican Peso	3,515,931	Sell	09/21/16	183,078	190,762	(7,684)
Morgan Stanley & Co. International PLC	EU Euro	486,000	Sell	09/21/16	537,500	540,942	(3,442)
Morgan Stanley & Co. International PLC	British Pound	130,000	Sell	09/21/16	179,159	173,197	5,962
Morgan Stanley & Co. International PLC	South African Rand	1,100,851	Sell	09/21/16	72,000	73,528	(1,528)
Morgan Stanley & Co. International PLC	New Zealand Dollar	106,154	Sell	09/21/16	71,875	75,485	(3,610)
Morgan Stanley & Co. International PLC	Canadian Dollar	1,181,257	Sell	09/21/16	899,354	914,462	(15,108)
The Royal Bank of Canada	Brazilian Real	608,346	Sell	07/05/16	180,000	189,320	(9,320)
The Royal Bank of Canada	Brazilian Real	1,283,044	Sell	08/02/16	352,756	395,708	(42,952)
The Royal Bank of Canada	British Pound	271,000	Sell	09/21/16	361,583	361,050	533
The Royal Bank of Canada	Mexican Peso	1,376,582	Sell	09/21/16	72,000	74,688	(2,688)
The Royal Bank of Canada	Canadian Dollar	232,035	Sell	09/21/16	179,000	179,629	(629)
The Royal Bank of Canada	Canadian Dollar	230,998	Sell	09/21/16	179,000	178,826	174
The Royal Bank of Canada	Japanese Yen	8,489,567	Sell	09/21/16	79,564	82,440	(2,876)
The Royal Bank of Scotland PLC	Turkish Lira	540,178	Sell	09/21/16	180,000	184,304	(4,304)
The Royal Bank of Scotland PLC	Mexican Peso	3,405,866	Sell	09/21/16	180,000	184,790	(4,790)
Standard Chartered PLC	Taiwan New Dollar	5,834,863	Sell	07/07/16	179,000	180,928	(1,928)
Standard Chartered PLC	Taiwan New Dollar	8,588,876	Sell	07/07/16	265,663	266,325	(662)
Standard Chartered PLC	Taiwan New Dollar	11,677,423	Sell	08/26/16	359,970	363,264	(3,294)

See Accompanying Notes to Financial Statements

45

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	South African Rand	1,115,078	Sell	09/21/16	$72,000	$74,479	$(2,479)
Standard Chartered PLC	South African Rand	1,111,234	Sell	09/21/16	72,000	74,222	(2,222)
Standard Chartered PLC	Australian Dollar	119,558	Sell	09/21/16	86,359	88,906	(2,547)
Standard Chartered PLC	Hong Kong Sar Dollar	8,237,667	Sell	09/21/16	1,061,870	1,062,854	(984)
Standard Chartered PLC	Canadian Dollar	1,687,697	Sell	09/21/16	1,291,221	1,306,520	(15,299)
Standard Chartered PLC	Chinese Offshore Yuan	2,302,331	Sell	07/21/16	337,932	345,196	(7,264)
Standard Chartered PLC	Chinese Offshore Yuan	2,285,086	Sell	07/22/16	337,943	342,597	(4,654)
Standard Chartered PLC	Chinese Offshore Yuan	2,311,808	Sell	09/01/16	358,000	346,044	11,956
Standard Chartered PLC	Chinese Offshore Yuan	2,248,027	Sell	09/01/16	347,000	336,497	10,503
Standard Chartered PLC	Chinese Offshore Yuan	1,219,055	Sell	09/01/16	183,000	182,475	525
Standard Chartered PLC	United Arab Emirates Dirham	1,238,373	Sell	12/07/16	335,103	336,840	(1,737)
State Street Bank	British Pound	130,000	Sell	09/21/16	179,577	173,197	6,380
State Street Bank	Singapore Dollar	239,771	Sell	09/21/16	179,000	177,839	1,161
State Street Bank	British Pound	122,000	Sell	09/21/16	179,549	162,539	17,010
State Street Bank	New Zealand Dollar	205,823	Sell	09/21/16	144,490	146,359	(1,869)
State Street Bank	Singapore Dollar	259,110	Sell	09/21/16	190,431	192,183	(1,752)
State Street Bank	Japanese Yen	34,113,884	Sell	09/21/16	314,058	331,272	(17,214)
UBS AG	Chinese Offshore Yuan	3,554,920	Sell	09/01/16	518,664	532,120	(13,456)
UBS AG	South Korean Won	209,414,069	Sell	07/15/16	180,740	181,712	(972)
UBS AG	British Pound	865,269	Sell	07/20/16	1,266,780	1,152,058	114,722
UBS AG	Taiwan New Dollar	5,404,707	Sell	07/15/16	165,105	167,721	(2,616)
UBS AG	Taiwan New Dollar	6,984,274	Sell	07/14/16	215,830	216,717	(887)
UBS AG	British Pound	268,000	Sell	09/21/16	360,912	357,053	3,859
UBS AG	British Pound	137,591	Sell	09/21/16	182,817	183,311	(494)
UBS AG	New Zealand Dollar	113,501	Sell	09/21/16	79,428	80,710	(1,282)
UBS AG	New Zealand Dollar	327,740	Sell	09/21/16	231,237	233,053	(1,816)
Westpac Banking Corp.	Chinese Offshore Yuan	2,335,990	Sell	09/01/16	341,000	349,663	(8,663)
Westpac Banking Corp.	Chinese Offshore Yuan	2,402,744	Sell	09/01/16	366,000	359,656	6,344
Westpac Banking Corp.	South Korean Won	195,217,943	Sell	07/15/16	167,345	169,393	(2,048)
Westpac Banking Corp.	Malaysian Ringgit	1,319,432	Sell	07/27/16	324,424	329,986	(5,562)
Westpac Banking Corp.	Japanese Yen	16,475,240	Sell	08/10/16	157,845	159,730	(1,885)
Westpac Banking Corp.	EU Euro	5,613,000	Sell	07/13/16	6,366,349	6,231,171	135,178
Westpac Banking Corp.	Australian Dollar	483,000	Sell	09/21/16	357,676	359,169	(1,493)
Westpac Banking Corp.	Australian Dollar	333,240	Sell	09/21/16	239,966	247,804	(7,838)
							$(86,399)

At June 30, 2016, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	15	09/15/16	$1,523,667	$16,099
U.S. Treasury 2-Year Note	51	09/30/16	11,185,734	72,929
U.S. Treasury 5-Year Note	120	09/30/16	14,659,687	37,196
U.S. Treasury Long Bond	25	09/21/16	4,308,594	181,139
U.S. Treasury Ultra Long Bond	9	09/21/16	1,677,375	89,749
			$33,355,057	$397,112
Short Contracts
U.S. Treasury 10-Year Note	(56)	09/21/16	(7,447,125)	(70,156)
U.S. Treasury Ultra 10-Year Note	(8)	09/21/16	(1,165,375)	(30,663)
			$(8,612,500)	$(100,819)

See Accompanying Notes to Financial Statements

46

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

At June 30, 2016, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 26, Version 1	Buy	(5.000)	Intercontinental Exchange	06/20/21	USD 3,700,000	$(118,818)	$(62,186)
CDX North American Investment Grade Index Series 26, Version 1	Buy	(1.000)	Intercontinental Exchange	06/20/21	USD 14,300,000	(156,528)	(43,306)
						$(275,346)	$(105,492)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2016, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month AUD-BBR-BBSW	LCH.Clearnet	09/21/26	AUD 3,430,000	$68,912	$45,484
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 3-month CAD-BA-CDOR	LCH.Clearnet	09/21/21	CAD 29,290,000	632,301	179,471
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	LCH.Clearnet	05/11/35	EUR 550,000	(59,067)	(41,570)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	Chicago Mercantile Exchange	05/11/35	EUR 1,890,000	(202,738)	(264,211)
Receive a fixed rate equal to 1.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/19/45	EUR 920,000	34,192	27,005
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.375%	LCH.Clearnet	09/21/18	EUR 18,770,000	(1,279)	(4,792)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.400%	LCH.Clearnet	09/21/18	EUR 19,540,000	9,598	(6,119)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to -0.160%	LCH.Clearnet	06/22/19	EUR 4,690,000	(5,372)	(4,028)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.500%	LCH.Clearnet	09/21/21	EUR 5,230,000	(170,154)	(11,211)
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/25	EUR 6,610,000	366,439	342,334
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/11/25	EUR 2,540,000	138,993	60,082

See Accompanying Notes to Financial Statements

47

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.862% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/25/25	EUR 8,790,000	$127,765	$100,083
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/16/26	EUR 5,640,000	56,128	44,725
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/21/26	EUR 7,880,000	534,049	164,547
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/15/26	EUR 1,730,000	56,294	12,796
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/17/35	EUR 320,000	33,065	14,388
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	12/11/32	GBP 1,420,000	(262,605)	(262,744)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.600%	LCH.Clearnet	06/15/46	GBP 1,680,000	(101,910)	(88,202)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/21/46	GBP 190,000	(69,813)	(24,202)
Receive a fixed rate equal to 0.400% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/21/18	GBP 6,970,000	14,737	14,737
Receive a fixed rate equal to 0.464% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/21/18	GBP 6,750,000	25,706	19,545
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/21/21	GBP 1,690,000	128,588	7,888
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 1.940%	LCH.Clearnet	12/11/22	GBP 1,600,000	(125,324)	(124,304)
Receive a fixed rate equal to 2.190% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	12/11/27	GBP 2,800,000	382,134	378,976
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.500%	LCH.Clearnet	12/17/35	GBP 700,000	(80,309)	(4,661)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/17/35	JPY 306,740,000	(503,045)	(193,099)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.900%	LCH.Clearnet	03/30/36	JPY 244,620,000	(135,182)	(104,253)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.500%	LCH.Clearnet	09/21/36	JPY 582,490,000	(389,418)	(213,129)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	12/19/45	JPY 264,000,000	(434,753)	(209,338)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/25	JPY 587,210,000	(273,423)	(70,030)
Receive a fixed rate equal to 3.911% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/07/16	MXN 14,290,000	(1,834)	(1,677)
Receive a fixed rate equal to 3.920% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/08/16	MXN 6,070,000	(776)	(707)
Receive a fixed rate equal to 3.900% and pay a floating rate based on the 28-day MXN TIIE-BANXICO	Chicago Mercantile Exchange	11/09/16	MXN 12,290,000	(1,635)	(1,506)
Receive a fixed rate equal to 1.614% and pay a floating rate based on the 6-month PLZ-WIBOR-WIBO	LCH.Clearnet	09/21/18	PLN 11,780,000	3,271	4,105
Receive a fixed rate equal to 0.050% and pay a floating rate based on the 3-month SEK-STIBOR-SIDE	LCH.Clearnet	06/15/18	SEK 35,220,000	40,503	6,629
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.250%	LCH.Clearnet	09/21/21	SEK 15,080,000	(17,547)	(19,185)
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 1.000%	LCH.Clearnet	09/21/26	SEK 15,880,000	(38,560)	(48,810)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/17/35	USD 3,580,000	248,501	108,894

See Accompanying Notes to Financial Statements

48

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.000%	LCH.Clearnet	12/17/35	USD 360,000	$(24,989)	$(7,011)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/19/45	USD 3,090,000	133,904	34,425
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	09/21/46	USD 920,000	201,118	50,137
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.000%	LCH.Clearnet	09/21/21	USD 21,210,000	(1,018,249)	(207,440)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/21/26	USD 5,460,000	(438,817)	(84,142)
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	12/15/26	USD 5,340,000	162,430	55,988
				$(958,171)	$(324,132)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2016:

Principal Amount	Description	Fair Value
$(8,000,000)	Fannie Mae	$(8,441,874)
(2,000,000)	Freddie Mac	(2,108,594)
	Total Sales Commitments Proceeds $(10,489,375)	$(10,550,468)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,120,481
Interest rate contracts	Net Assets - Unrealized appreciation*	397,112
Interest rate contracts	Net Assets - Unrealized appreciation**	1,672,238
Total Asset Derivatives		$3,189,831
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,039,208
Interest rate contracts	Net Assets - Unrealized depreciation*	100,819
Credit contracts	Net Assets - Unrealized depreciation**	105,492
Interest rate contracts	Net Assets - Unrealized depreciation**	1,996,371
Total Liability Derivatives		$3,241,890

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(335,097)	$(335,097)
Foreign exchange contracts	(761,851)	—	—	(761,851)
Interest rate contracts	—	192,506	(217,804)	(25,298)
Total	$(761,851)	$192,506	$(552,901)	$(1,122,246)

See Accompanying Notes to Financial Statements

49

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(54,409)	$(54,409)
Foreign exchange contracts	185,188	—	—	185,188
Interest rate contracts	—	294,688	(507,788)	(213,100)
Total	$185,188	$294,688	$(562,197)	$(82,321)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2016:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas Bank	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	Standard Chartered Bank PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$40,035	$42,409	$30,432	$138,314	$23,733	$81,299	$81,087	$188,347	$62,278	$27,988	$33,512	$8,350	$136,922	$225,775	$1,120,481
Total Assets	$40,035	$42,409	$30,432	$138,314	$23,733	$81,299	$81,087	$188,347	$62,278	$27,988	$33,512	$8,350	$136,922	$225,775	$1,120,481

Liabilities:
Forward foreign currency contracts	$20,534	$60,068	$39,424	$177,486	$18,445	$82,915	$69,251	$99,861	$74,124	$57,529	$59,428	$20,999	$172,187	$86,957	$1,039,208
Total Liabilities	$20,534	$60,068	$39,424	$177,486	$18,445	$82,915	$69,251	$99,861	$74,124	$57,529	$59,428	$20,999	$172,187	$86,957	$1,039,208

Net OTC derivative instruments by counterparty, at fair value	$19,501	$(17,659)	$(8,992)	$(39,172)	$5,288	$(1,616)	$11,836	$88,486	$(11,846)	$(29,541)	$(25,916)	$(12,649)	$(35,265)	$138,818	$81,273

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$19,501	$(17,659)	$(8,992)	$(39,172)	$5,288	$(1,616)	$11,836	$88,486	$(11,846)	$(29,541)	$(25,916)	$(12,649)	$(35,265)	$138,818	$81,273

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

50

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Investment Advisers
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0616-082216)

Semi-Annual Report

June 30, 2016

Classes ADV, I and S

Voya Investors Trust

■  Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Example	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Portfolio of Investments	15

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolio’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**

Class ADV	$1,000.00	$1,050.70	0.52%	$2.65	$1,000.00	$1,022.28	0.52%	$2.61
Class I	1,000.00	1,052.30	0.22	1.12	1,000.00	1,023.77	0.22	1.11
Class S	1,000.00	1,051.50	0.47	2.40	1,000.00	1,022.53	0.47	2.36

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

Voya Global Perspectives® Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$158,888,095
Total investments at fair value	$158,888,095
Cash	4,121
Receivables:
Investments in affiliated underlying funds sold	1,286,988
Fund shares sold	8,309
Prepaid expenses	1,793
Reimbursement due from manager	1,547
Other assets	3,487
Total assets	160,194,340
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	948,141
Payable for fund shares redeemed	351,433
Payable for investment management fees	26,055
Payable for distribution and shareholder service fees	37,572
Payable to trustees under the deferred compensation plan (Note 6)	3,487
Payable for trustee fees	780
Other accrued expenses and liabilities	45,238
Total liabilities	1,412,706
NET ASSETS	$158,781,634

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$159,733,768
Undistributed net investment income	5,589,302
Accumulated net realized loss	(5,236,922)
Net unrealized depreciation	(1,304,514)
NET ASSETS	$158,781,634

* Cost of investments in affiliated underlying funds	$160,192,609

Class ADV
Net assets	$152,471,001
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	14,698,395
Net asset value and redemption price per share	$10.37

Class I
Net assets	$6,261,397
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	597,922
Net asset value and redemption price per share	$10.47

Class S
Net assets	$49,236
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,729
Net asset value and redemption price per share	$10.41

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

Voya Global Perspectives® Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,062,238
Total investment income	2,062,238

EXPENSES:
Investment management fees	155,284
Distribution and shareholder service fees:
Class ADV	527,087
Class S	59
Transfer agent fees	125
Shareholder reporting expense	3,640
Professional fees	14,448
Custody and accounting expense	5,264
Trustee fees	2,342
Miscellaneous expense	4,209
Total expenses	712,458
Net waived and reimbursed fees	(313,877)
Net expenses	398,581
Net investment income	1,663,657

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,479,170)
Capital gain distributions from affiliated underlying funds	795,626
Foreign currency related transactions	(29)
Net realized loss	(683,573)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	6,730,453
Net change in unrealized appreciation (depreciation)	6,730,453
Net realized and unrealized gain	6,046,880
Increase in net assets resulting from operations	$7,710,537

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Perspectives® Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,663,657	$3,600,344
Net realized (loss)	(683,573)	(3,747,465)
Net change in unrealized appreciation (depreciation)	6,730,453	(5,605,364)
Increase (decrease) in net assets resulting from operations	7,710,537	(5,752,485)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,211,594)
Class I	—	(65,700)
Class S	—	(808)
Net realized gains:
Class ADV	—	(6,664,483)
Class I	—	(92,175)
Class S	—	(1,248)
Total distributions	—	(11,036,008)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,246,920	9,233,216
Reinvestment of distributions	—	11,036,008
	7,246,920	20,269,224
Cost of shares redeemed	(13,443,100)	(44,944,432)
Net decrease in net assets resulting from capital share transactions	(6,196,180)	(24,675,208)
Net increase (decrease) in net assets	1,514,357	(41,463,701)

NET ASSETS:
Beginning of year or period	157,267,277	198,730,978
End of year or period	$158,781,634	$157,267,277
Undistributed net investment income at end of year or period	$5,589,302	$3,925,645

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Perspectives® Portfolio
Class ADV
06-30-16	9.87	0.11	•	0.39	0.50	—		—		—	—		—	10.37	5.07	0.94	0.52	0.52	2.13	152,471	11
12-31-15	10.91	0.21	•	(0.57)	(0.36)	0.26		0.42		—	0.68		—	9.87	(3.68)	0.98	0.48	0.48	1.99	154,227	42
12-31-14	10.51	0.17	•	0.23	0.40	0.00	*	0.00	*	—	0.00	*	—	10.91	3.84	0.99	0.46	0.46	1.57	197,242	30
05-01-13(5)–12-31-13	10.00	0.12	•	0.39	0.51	—		—		—	—		—	10.51	5.10	2.58	0.89	0.89	1.80	24,390	8
Class I
06-30-16	9.95	0.13	•	0.39	0.52	—		—		—	—		—	10.47	5.23	0.24	0.22	0.22	2.57	6,261	11
12-31-15	10.99	0.25	•	(0.57)	(0.32)	0.30		0.42		—	0.72		—	9.95	(3.35)	0.23	0.18	0.18	2.36	2,994	42
12-31-14	10.55	0.19	•	0.25	0.44	0.00	*	0.00	*	—	0.00	*	—	10.99	4.21	0.24	0.15	0.15	1.74	1,456	30
05-01-13(5)–12-31-13	10.00	0.15	•	0.40	0.55	—		—		—	—		—	10.55	5.50	1.83	0.29	0.29	2.23	261	8
Class S
06-30-16	9.90	0.11	•	0.40	0.51	—		—		—	—		—	10.41	5.15	0.49	0.47	0.47	2.18	49	11
12-31-15	10.95	0.22	•	(0.58)	(0.36)	0.27		0.42		—	0.69		—	9.90	(3.70)	0.48	0.43	0.43	2.03	47	42
12-31-14	10.54	0.16		0.25	0.41	—		0.00	*	—	0.00	*	—	10.95	3.91	0.49	0.40	0.40	1.50	33	30
05-01-13(5)–12-31-13	10.00	0.14		0.40	0.54	—		—		—	—		—	10.54	5.40	2.08	0.54	0.54	2.03	32	8

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-five active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). The separate classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Advisor”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

Global Perspectives seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$16,473,717	$21,014,183

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a Rule 12b-1 shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and effective May 1, 2016, a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. Termination or modification of this obligation requires approval by the Board.

Prior to May 1, 2016, the distribution fee on Class ADV shares was 0.50% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.45%, so that the actual fee paid by Class ADV shares of the Portfolio was an annual rate of 0.35%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Insurance and Annuity Company	94.97%

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolio has adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Global Perspectives(1)(2)	1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Pursuant to a side letter through May 1, 2017, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. Termination or modification of this obligation requires approval by the Board.

Except as otherwise noted above, the Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2017	2018	2019	Total
$ 118,102	$ 137,772	$ 47,800	$ 303,674

The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 20, 2016, the Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the six months ended June 30, 2016.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Perspectives®
Class ADV
6/30/2016	329,365	—	—	(1,256,845)	(927,480)	3,339,428	—	—	(12,564,312)	(9,224,884)
12/31/2015	625,189	—	1,037,794	(4,111,028)	(2,448,045)	6,808,851	—	10,876,078	(44,188,622)	(26,503,693)
Class I
6/30/2016	383,698	—	—	(86,745)	296,953	3,907,168	—	—	(878,589)	3,028,579
12/31/2015	225,605	—	14,964	(71,999)	168,570	2,408,988	—	157,875	(755,574)	1,811,289
Class S
6/30/2016	34	—	—	(20)	14	324	—	—	(199)	125
12/31/2015	1,539	—	196	(21)	1,714	15,377	—	2,055	(236)	17,196

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:

Ordinary Income	Long-term Capital Gains
$4,737,754	$6,298,254

The tax-basis components of distributable earnings as of December 31, 2015 were:

		Capital Loss Carryforwards
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
$ 4,005,754	$(10,140,348)	$(316,013)	Short-term	None
		(2,131,955)	Long-term	None
		$(2,447,968)

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2016, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is the initial year of 2013.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2016, the Portfolio declared dividends of:

	PER SHARE AMOUNTS
	Net Investment Income	Payable Date	Record Date
Class ADV	$0.2515	July 15, 2016	July 13, 2016
Class I	$0.2879	July 15, 2016	July 13, 2016
Class S	$0.2690	July 15, 2016	July 13, 2016

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
		Affiliated Investment Companies: 100.1%
864,587		Voya Emerging Markets Index Portfolio — Class I	$8,006,076	5.1
2,737,224		Voya Global Bond Fund — Class R6	27,645,966	17.4
3,189,205		Voya GNMA Income Fund — Class I	27,650,409	17.4
2,866,689		Voya High Yield Portfolio — Class I	27,864,217	17.6
356,171		Voya Index Plus LargeCap Portfolio — Class I	7,996,033	5.0
947,821		Voya International Index Portfolio — Class I	7,999,613	5.0
600,740	@	Voya MidCap Opportunities Portfolio — Class I	8,019,876	5.1
428,186		Voya Small Company Portfolio — Class I	8,045,624	5.1

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
2,528,923		Voya U.S. Bond Index Portfolio — Class I	$27,691,709	17.4
633,936		VY® Clarion Global Real Estate Portfolio — Class I	7,968,572	5.0
		Total Mutual Funds (Cost $160,192,609)	158,888,095	100.1
		Liabilities in Excess of Other Assets	(106,461)	(0.1)
		Net Assets	$158,781,634	100.0

@	Non-income producing security.
Cost for federal income tax purposes is $163,430,979.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,390,579
Gross Unrealized Depreciation	(6,933,463)
Net Unrealized Depreciation	$(4,542,884)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$158,888,095	$—	$—	$158,888,095
Total Investments, at fair value	$158,888,095	$—	$—	$158,888,095

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$7,881,264	$1,264,692	$(1,782,626)	$642,746	$8,006,076	$170,468	$(239,985)	$—
Voya Global Bond Fund — Class R6	27,583,290	1,277,913	(3,496,016)	2,280,779	27,645,966	—	(169,478)	—
Voya GNMA Income Fund — Class I	27,619,082	2,770,570	(3,189,570)	450,327	27,650,409	286,952	8,130	—
Voya High Yield Portfolio — Class I	27,706,779	2,120,395	(3,486,622)	1,523,665	27,864,217	914,382	(402,567)	—
Voya Index Plus LargeCap Portfolio — Class I	7,792,464	1,065,524	(946,120)	84,165	7,996,033	135,556	(30,313)	—
Voya International Index Portfolio — Class I	7,795,163	1,567,417	(989,217)	(373,750)	7,999,613	246,810	(125,199)	—
Voya MidCap Opportunities Portfolio — Class I	7,806,712	1,056,215	(1,486,616)	643,565	8,019,876	—	(353,875)	—

See Accompanying Notes to Financial Statements

15

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Issuer	Beginning Market Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Small Company Portfolio — Class I	$7,784,751	$1,988,249	$(1,706,179)	$(21,197)	$8,045,624	$37,336	$(298,791)	$755,598
Voya U.S. Bond Index Portfolio — Class I	27,606,888	2,505,856	(3,470,905)	1,049,870	27,691,709	270,734	45,914	40,028
VY® Clarion Global Real Estate Portfolio — Class I	7,805,190	856,887	(1,143,788)	450,283	7,968,572	—	86,994	—
	$157,381,583	$16,473,718	$(21,697,659)	$6,730,453	$158,888,095	$2,062,238	$(1,479,170)	$795,626

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

16

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VITFOFAIS (0616-082216)

Semi-Annual Report

June 30, 2016

Classes ADV and I

Voya Investors Trust
■  Voya Retirement Conservative Portfolio
■  Voya Retirement Growth Portfolio
■  Voya Retirement Moderate Portfolio
■  Voya Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	17

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PRESIDENT’S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,045.40	0.51%	$2.59	$1,000.00	$1,022.33	0.51%	$2.56
Class I	1,000.00	1,043.50	0.26	1.32	1,000.00	1,023.57	0.26	1.31
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$1,027.40	0.68%	$3.43	$1,000.00	$1,021.48	0.68%	$3.42
Class I	1,000.00	1,030.30	0.26	1.31	1,000.00	1,023.57	0.26	1.31
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,036.60	0.60%	$3.04	$1,000.00	$1,021.88	0.60%	$3.02
Class I	1,000.00	1,038.70	0.26	1.32	1,000.00	1,023.57	0.26	1.31
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,032.10	0.65%	$3.28	$1,000.00	$1,021.63	0.65%	$3.27
Class I	1,000.00	1,034.60	0.26	1.32	1,000.00	1,023.57	0.26	1.31

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITES AS OF JUNE 30, 2016 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$518,678,128	$3,498,804,024	$1,364,282,052	$2,449,143,231
Cash	25	9,634	9,061	10,623
Receivables:
Investments in affiliated underlying funds sold	1,866,721	28,186,674	9,146,655	16,892,638
Fund shares sold	41,621	12,996	1,324	3,474
Dividends	160	12,043	3,002	6,261
Prepaid expenses	5,562	40,626	15,858	28,416
Other assets	10,160	117,843	42,866	77,414
Total assets	520,602,377	3,527,183,840	1,373,500,818	2,466,162,057

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,744,716	26,361,196	8,113,806	15,690,185
Payable for fund shares redeemed	163,627	1,838,474	1,034,173	1,205,928
Payable for investment management fees	101,593	690,258	268,327	481,933
Payable for distribution and shareholder service fees	106,666	1,202,666	375,830	773,638
Payable to trustees under the deferred compensation plan (Note 6)	10,160	117,843	42,866	77,414
Payable for trustee fees	2,509	17,490	6,821	12,228
Other accrued expenses and liabilities	47,646	324,413	120,754	250,767
Total liabilities	2,176,917	30,552,340	9,962,577	18,492,093
NET ASSETS	$518,425,460	$3,496,631,500	$1,363,538,241	$2,447,669,964

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$446,003,468	$3,066,306,627	$1,218,516,765	$2,056,771,100
Undistributed net investment income	10,291,723	108,593,394	36,669,743	72,766,549
Accumulated net realized gain	10,140,898	234,284,878	84,689,179	262,713,033
Net unrealized appreciation	51,989,371	87,446,601	23,662,554	55,419,282
NET ASSETS	$518,425,460	$3,496,631,500	$1,363,538,241	$2,447,669,964

* Cost of investments in affiliated underlying funds	$466,688,757	$3,411,357,423	$1,340,619,498	$2,393,723,949

Class ADV
Net assets	$518,424,512	$3,448,014,444	$1,345,140,961	$2,426,498,072
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	56,319,373	255,339,846	112,910,698	184,266,586
Net asset value and redemption price per share	$9.21	$13.50	$11.91	$13.17

Class I
Net assets	$948	$48,617,056	$18,397,280	$21,171,892
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	3,570,399	1,524,588	1,610,442
Net asset value and redemption price per share	$9.36	$13.62	$12.07	$13.15

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,702,893	$43,849,494	$14,477,754	$28,621,352
Total investment income	3,702,893	43,849,494	14,477,754	28,621,352

EXPENSES:
Investment management fees	599,015	4,176,080	1,628,558	2,919,741
Distribution and shareholder service fees:
Class ADV	1,247,932	8,580,917	3,346,172	6,028,625
Transfer agent fees	243	2,017	710	1,407
Shareholder reporting expense	7,098	36,400	15,470	34,580
Professional fees	11,921	59,310	24,570	48,380
Custody and accounting expense	18,746	148,860	51,870	112,360
Trustee fees	7,529	52,470	20,463	36,685
Miscellaneous expense	11,696	86,005	28,169	69,225
Total expenses	1,904,180	13,142,059	5,115,982	9,251,003
Net waived and reimbursed fees	(618,978)	(1,288,846)	(1,062,084)	(1,333,551)
Net expenses	1,285,202	11,853,213	4,053,898	7,917,452
Net investment income	2,417,691	31,996,281	10,423,856	20,703,900

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(404,858)	33,304,001	4,130,393	20,430,769
Capital gain distributions from affiliated underlying funds	4,504,184	91,845,802	24,076,027	56,500,101
Net realized gain	4,099,326	125,149,803	28,206,420	76,930,870
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	15,748,449	(65,530,305)	9,723,886	(22,388,503)
Net change in unrealized appreciation (depreciation)	15,748,449	(65,530,305)	9,723,886	(22,388,503)
Net realized and unrealized gain	19,847,775	59,619,498	37,930,306	54,542,367
Increase in net assets resulting from operations	$22,265,466	$91,615,779	$48,354,162	$75,246,267

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,417,691	$6,898,431	$31,996,281	$64,318,390
Net realized gain	4,099,326	12,189,102	125,149,803	337,387,610
Net change in unrealized appreciation (depreciation)	15,748,449	(22,195,017)	(65,530,305)	(471,209,010)
Increase (decrease) in net assets resulting from operations	22,265,466	(3,107,484)	91,615,779	(69,503,010)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,437,937)	—	(64,536,459)
Class I	—	(17)	—	(1,089,518)
Net realized gains:
Class ADV	—	(18,071,120)	—	—
Class I	—	(35)	—	—
Total distributions	—	(25,509,109)	—	(65,625,977)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,642,356	50,512,974	6,633,946	12,932,427
Reinvestment of distributions	—	25,509,058	—	65,625,977
	39,642,356	76,022,032	6,633,946	78,558,404
Cost of shares redeemed	(29,830,425)	(84,579,835)	(260,234,785)	(602,699,273)
Net increase (decrease) in net assets resulting from capital share transactions	9,811,931	(8,557,803)	(253,600,839)	(524,140,869)
Net increase (decrease) in net assets	32,077,397	(37,174,396)	(161,985,060)	(659,269,856)

NET ASSETS:
Beginning of year or period	486,348,063	523,522,459	3,658,616,560	4,317,886,416
End of year or period	$518,425,460	$486,348,063	$3,496,631,500	$3,658,616,560
Undistributed net investment income at end of year or period	$10,291,723	$7,874,032	$108,593,394	$76,597,113

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$10,423,856	$22,658,353	$20,703,900	$43,890,195
Net realized gain	28,206,420	66,466,566	76,930,870	206,810,618
Net change in unrealized appreciation (depreciation)	9,723,886	(108,908,713)	(22,388,503)	(288,128,770)
Increase (decrease) in net assets resulting from operations	48,354,162	(19,783,794)	75,246,267	(37,427,957)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(12,823,281)	—	(43,759,435)
Class I	—	(244,616)	—	(465,361)
Net realized gains:
Class ADV	—	(107,444,974)	—	(74,722,061)
Class I	—	(1,405,083)	—	(623,513)
Total distributions	—	(121,917,954)	—	(119,570,370)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,917,486	24,950,573	4,941,600	53,509,716
Reinvestment of distributions	—	121,917,954	—	119,570,370
	6,917,486	146,868,527	4,941,600	173,080,086
Cost of shares redeemed	(98,665,174)	(241,233,418)	(176,194,215)	(427,279,446)
Net decrease in net assets resulting from capital share transactions	(91,747,688)	(94,364,891)	(171,252,615)	(254,199,360)
Net decrease in net assets	(43,393,526)	(236,066,639)	(96,006,348)	(411,197,687)

NET ASSETS:
Beginning of year or period	1,406,931,767	1,642,998,406	2,543,676,312	2,954,873,999
End of year or period	$1,363,538,241	$1,406,931,767	$2,447,669,964	$2,543,676,312
Undistributed net investment income at end of year or period	$36,669,743	$26,245,887	$72,766,549	$52,062,649

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-16	8.81	0.04	•	0.36	0.40	—	—	—	—	—	9.21	4.54	0.76	0.51	0.51	0.97	518,425	10
12-31-15	9.36	0.13		(0.20)	(0.07)	0.14	0.34	—	0.48	—	8.81	(0.80)	0.76	0.51	0.51	1.37	486,347	21
12-31-14	9.46	0.12	•	0.43	0.55	0.30	0.35	—	0.65	—	9.36	5.88	0.77	0.52	0.52	1.28	523,521	13
12-31-13	9.48	0.09	•	0.32	0.41	0.31	0.12	—	0.43	—	9.46	4.37	0.77	0.52	0.52	0.98	575,566	26
12-31-12	9.18	0.13		0.58	0.71	0.29	0.12	—	0.41	—	9.48	7.92	0.76	0.48	0.48	1.43	679,513	21
12-31-11	8.96	0.17	•	0.29	0.46	0.16	0.08	—	0.24	—	9.18	5.18	0.76	0.41	0.41	1.90	621,792	47
Class I
06-30-16	8.97	0.06	•	0.33	0.39	—	—	—	—	—	9.36	4.35	0.26	0.26	0.26	1.24	1	10
12-31-15	9.52	0.16		(0.20)	(0.04)	0.17	0.34	—	0.51	—	8.97	(0.50)	0.26	0.26	0.26	1.72	1	21
12-31-14	9.62	0.16		0.42	0.58	0.33	0.35	—	0.68	—	9.52	6.09	0.27	0.27	0.27	1.61	1	13
12-31-13	9.65	0.13		0.29	0.42	0.33	0.12	—	0.45	—	9.62	4.45	0.27	0.27	0.27	1.35	1	26
12-31-12	9.33	0.16		0.59	0.75	0.31	0.12	—	0.43	—	9.65	8.24	0.26	0.23	0.23	1.69	1	21
12-31-11	9.08	0.20		0.30	0.50	0.17	0.08	—	0.25	—	9.33	5.63	0.26	0.16	0.16	2.21	1	47
Voya Retirement Growth Portfolio
Class ADV
06-30-16	13.14	0.12	•	0.24	0.36	—	—	—	—	—	13.50	2.74	0.76	0.68	0.68	1.84	3,448,014	10
12-31-15	13.63	0.22	•	(0.49)	(0.27)	0.22	—	—	0.22	—	13.14	(2.03)	0.76	0.68	0.68	1.59	3,611,216	16
12-31-14	13.15	0.16	•	0.54	0.70	0.22	—	—	0.22	—	13.63	5.33	0.76	0.68	0.68	1.21	4,266,570	11
12-31-13	11.29	0.17	•	1.92	2.09	0.23	—	—	0.23	—	13.15	18.66	0.76	0.68	0.68	1.39	4,698,281	21
12-31-12	10.24	0.16	•	1.15	1.31	0.26	—	—	0.26	—	11.29	12.98	0.76	0.65	0.65	1.46	4,372,787	13
12-31-11	10.45	0.16		(0.28)	(0.12)	0.09	—	—	0.09	—	10.24	(1.22)	0.77	0.59	0.59	1.41	4,268,746	30
Class I
06-30-16	13.22	0.15	•	0.25	0.40	—	—	—	—	—	13.62	3.03	0.26	0.26	0.26	2.32	48,617	10
12-31-15	13.72	0.28		(0.49)	(0.21)	0.29	—	—	0.29	—	13.22	(1.62)	0.26	0.26	0.26	2.03	47,401	16
12-31-14	13.24	0.22	•	0.54	0.76	0.28	—	—	0.28	—	13.72	5.73	0.26	0.26	0.26	1.65	51,316	11
12-31-13	11.36	0.23	•	1.93	2.16	0.28	—	—	0.28	—	13.24	19.21	0.26	0.26	0.26	1.83	52,418	21
12-31-12	10.31	0.21	•	1.15	1.36	0.31	—	—	0.31	—	11.36	13.41	0.26	0.23	0.23	1.92	46,196	13
12-31-11	10.51	0.21		(0.28)	(0.07)	0.13	—	—	0.13	—	10.31	(0.71)	0.27	0.17	0.17	1.83	41,867	30
Voya Retirement Moderate Portfolio
Class ADV
06-30-16	11.49	0.09	•	0.33	0.42	—	—	—	—	—	11.91	3.66	0.76	0.60	0.60	1.53	1,345,141	9
12-31-15	12.68	0.18	•	(0.35)	(0.17)	0.11	0.91	—	1.02	—	11.49	(1.57)	0.76	0.60	0.60	1.47	1,387,932	18
12-31-14	12.40	0.16	•	0.49	0.65	0.37	—	—	0.37	—	12.68	5.24	0.76	0.60	0.60	1.26	1,621,085	10
12-31-13	11.58	0.14	•	1.01	1.15	0.33	—	—	0.33	—	12.40	10.05	0.76	0.60	0.60	1.17	1,786,063	20
12-31-12	10.85	0.16	•	0.93	1.09	0.36	—	—	0.36	—	11.58	10.22	0.76	0.56	0.56	1.44	1,793,065	14
12-31-11	10.77	0.18	•	0.05	0.23	0.15	—	—	0.15	—	10.85	2.13	0.76	0.50	0.50	1.67	1,794,716	32
Class I
06-30-16	11.62	0.11	•	0.34	0.45	—	—	—	—	—	12.07	3.87	0.26	0.26	0.26	1.87	18,397	9
12-31-15	12.82	0.23		(0.36)	(0.13)	0.16	0.91	—	1.07	—	11.62	(1.24)	0.26	0.26	0.26	1.81	19,000	18
12-31-14	12.53	0.21		0.50	0.71	0.42	—	—	0.42	—	12.82	5.64	0.26	0.26	0.26	1.62	21,914	10
12-31-13	11.71	0.19	•	1.00	1.19	0.37	—	—	0.37	—	12.53	10.32	0.26	0.26	0.26	1.54	21,892	20
12-31-12	10.97	0.21		0.93	1.14	0.40	—	—	0.40	—	11.71	10.60	0.26	0.22	0.22	1.80	22,058	14
12-31-11	10.87	0.22		0.07	0.29	0.19	—	—	0.19	—	10.97	2.64	0.26	0.16	0.16	2.05	20,588	32
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-16	12.76	0.11	•	0.30	0.41	—	—	—	—	—	13.17	3.21	0.76	0.65	0.65	1.70	2,426,498	10
12-31-15	13.54	0.21	•	(0.40)	(0.19)	0.22	0.37	—	0.59	—	12.76	(1.59)	0.76	0.65	0.65	1.56	2,521,814	16
12-31-14	13.02	0.16	•	0.58	0.74	0.22	—	—	0.22	—	13.54	5.68	0.76	0.65	0.65	1.24	2,930,279	11
12-31-13	11.49	0.17	•	1.62	1.79	0.26	—	—	0.26	—	13.02	15.73	0.76	0.65	0.65	1.39	3,173,203	21
12-31-12	10.57	0.17	•	1.04	1.21	0.29	—	—	0.29	—	11.49	11.60	0.76	0.61	0.61	1.51	3,001,884	13
12-31-11	10.67	0.16	•	(0.15)	0.01	0.11	—	—	0.11	—	10.57	0.08	0.76	0.55	0.55	1.49	2,994,517	31

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio (continued)
Class I
06-30-16	12.71	0.13	•	0.31	0.44	—	—	—	—	—	13.15	3.46	0.26	0.26	0.26	2.07	21,172	10
12-31-15	13.50	0.26	•	(0.40)	(0.14)	0.28	0.37	—	0.65	—	12.71	(1.24)	0.26	0.26	0.26	1.95	21,862	16
12-31-14	12.98	0.23		0.56	0.79	0.27	—	—	0.27	—	13.50	6.11	0.26	0.26	0.26	1.65	24,595	11
12-31-13	11.46	0.22	•	1.61	1.83	0.31	—	—	0.31	—	12.98	16.13	0.26	0.26	0.26	1.79	24,996	21
12-31-12	10.54	0.21	•	1.04	1.25	0.33	—	—	0.33	—	11.46	12.11	0.26	0.22	0.22	1.90	21,479	13
12-31-11	10.64	0.21		(0.16)	0.05	0.15	—	—	0.15	—	10.54	0.46	0.26	0.16	0.16	1.90	21,216	31

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-five active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust. The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The classes of shares included in this report are: Adviser Class (“Class ADV”) and Institutional Class (“Class I”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL” or the “Investment Adviser”), a Delaware limited liability company and an affiliate of Voya Investments, LLC, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the period ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2016, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$63,115,672	$50,885,319
Growth	350,153,234	571,990,908
Moderate	128,533,182	209,945,628
Moderate Growth	242,501,383	393,170,762

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly,

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution (12b-1) fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution (12b-1) fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Conservative	15.46%
	Moderate	5.07

Voya Insurance and Annuity Company	Conservative	81.39
	Growth	94.80
	Moderate	89.92
	Moderate Growth	93.45

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	1.02%	0.77%
Growth	1.13%	0.88%
Moderate	1.04%	0.79%
Moderate Growth	1.09%	0.84%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2016, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 20, 2016, each portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount of $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2016.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2016	4,466,983	—	—	(3,325,998)	1,140,985	39,642,356	—	—	(29,830,425)	9,811,931
12/31/2015	5,581,016	—	2,853,362	(9,186,207)	(751,829)	50,512,974	—	25,509,057	(84,579,835)	(8,557,804)
Class I
6/30/2016	—	—	—	—	—	—	—	—	—	—
12/31/2015	—	—	— *	—	— *	—	—	1	—	1
Growth
Class ADV
6/30/2016	330,619	—	—	(19,830,425)	(19,499,806)	4,239,610	—	—	(257,699,670)	(253,460,060)
12/31/2015	731,304	—	4,676,555	(43,579,425)	(38,171,566)	10,008,454	—	64,536,459	(596,642,941)	(522,098,028)
Class I
6/30/2016	178,066	—	—	(192,831)	(14,765)	2,394,336	—	—	(2,535,115)	(140,779)
12/31/2015	211,007	—	78,609	(444,315)	(154,699)	2,923,973	—	1,089,518	(6,056,332)	(2,042,841)
Moderate
Class ADV
6/30/2016	551,087	—	—	(8,405,156)	(7,854,069)	6,330,840	—	—	(96,794,735)	(90,463,895)
12/31/2015	1,963,462	—	10,140,662	(19,202,542)	(7,098,418)	23,550,680	—	120,268,255	(237,115,121)	(93,296,186)
Class I
6/30/2016	50,267	—	—	(160,571)	(110,304)	586,646	—	—	(1,870,439)	(1,283,793)
12/31/2015	116,190	—	137,820	(328,955)	(74,945)	1,399,893	—	1,649,699	(4,118,297)	(1,068,705)
Moderate Growth
Class ADV
6/30/2016	363,325	—	—	(13,760,726)	(13,397,401)	4,666,792	—	—	(174,539,097)	(169,872,305)
12/31/2015	3,794,208	—	8,928,523	(31,411,563)	(18,688,832)	50,918,151	—	118,481,497	(422,193,059)	(252,793,411)
Class I
6/30/2016	21,920	—	—	(131,225)	(109,305)	274,808	—	—	(1,655,118)	(1,380,310)
12/31/2015	194,541	—	82,490	(378,697)	(101,666)	2,591,565	—	1,088,873	(5,086,387)	(1,405,949)

*	Share amount is less than 0.500 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$8,331,990	$17,177,119
Growth	65,625,977	—
Moderate	13,067,897	108,850,057
Moderate Growth	44,224,796	75,345,574

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards		Expiration
Conservative	$8,071,294	$11,682,502	$30,409,384	$—		—
Growth	76,699,101	176,576,307	128,249,430	(42,713,756	)*	2016
Moderate	26,276,982	65,237,923	5,183,504	—		—
Moderate Growth	52,119,979	200,169,907	63,420,041	—		—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2016, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1337	$0.0033	$0.1982	July 15, 2016	July 13, 2016
Class I	$0.1552	$0.0033	$0.1982	July 15, 2016	July 13, 2016
Growth
Class ADV	$0.2967	$—	$0.6852	July 15, 2016	July 13, 2016
Class I	$0.3635	$—	$0.6852	July 15, 2016	July 13, 2016
Moderate
Class ADV	$0.2299	$—	$0.5721	July 15, 2016	July 13, 2016
Class I	$0.2759	$—	$0.5721	July 15, 2016	July 13, 2016
Moderate Growth
Class ADV	$0.2848	$—	$1.0955	July 15, 2016	July 13, 2016
Class I	$0.3446	$—	$1.0955	July 15, 2016	July 13, 2016

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
200,679	Voya Australia Index Portfolio — Class I	$1,529,177	0.3
932,430	Voya Euro STOXX 50® Index Portfolio — Class I	8,214,709	1.6
579,659	Voya FTSE 100 Index® Portfolio — Class I	4,961,877	0.9
86,068	Voya Hang Seng Index Portfolio — Class I	1,047,451	0.2
520,255	Voya Japan TOPIX Index® Portfolio — Class I	5,155,725	1.0
2,249,843	Voya RussellTM Mid Cap Index Portfolio — Class I	31,430,310	6.1
24,548,191	Voya U.S. Bond Index Portfolio — Class I	268,802,692	51.8

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
7,559,008	Voya U.S. Stock Index Portfolio — Class I	$104,541,082	20.2
9,606,932	VY® BlackRock Inflation Protected Bond Portfolio — Class I	92,995,105	17.9

	Total Mutual Funds (Cost $466,688,757)	518,678,128	100.0
	Liabilities in Excess of Other Assets	(252,668)	(0.0)
	Net Assets	$518,425,460	100.0

Cost for federal income tax purposes is $473,097,863.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$52,628,623
Gross Unrealized Depreciation	(7,048,358)
Net Unrealized Appreciation	$45,580,265

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$518,678,128	$—	$—	$518,678,128
Total Investments, at fair value	$518,678,128	$—	$—	$518,678,128

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$1,736,577	$265,155	$(455,873)	$(16,682)	$1,529,177	$121,763	$(16,428)	$—
Voya Euro STOXX 50® Index Portfolio —Class I	6,051,484	3,225,008	(386,390)	(675,393)	8,214,709	188,185	(15,621)	—
Voya FTSE 100 Index® Portfolio — Class I	5,107,301	1,529,752	(1,256,929)	(418,247)	4,961,877	229,747	(120,133)	167,901
Voya Hang Seng Index Portfolio — Class I	612,330	535,512	(44,998)	(55,393)	1,047,451	49,759	(1,363)	14,448
Voya Japan TOPIX Index® Portfolio — Class I	5,537,098	998,268	(922,293)	(457,348)	5,155,725	75,019	4,273	219,813
Voya RussellTM Mid Cap Index Portfolio — Class I	28,810,595	8,698,948	(3,739,040)	(2,340,193)	31,430,310	414,543	92,113	3,720,950
Voya U.S. Bond Index Portfolio — Class I	254,113,293	26,981,936	(22,728,743)	10,436,206	268,802,692	2,623,877	(17,220)	381,072

See Accompanying Notes to Financial Statements

17

VOYA RETIREMENT CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio — Class I	$96,711,531	$13,603,168	$(9,902,756)	$4,129,139	$104,541,082	$—	$121,487	$—
VY® BlackRock Inflation Protected Bond Portfolio —Class I	87,919,791	7,277,925	(7,348,971)	5,146,360	92,995,105	—	(451,966)	—
	$486,600,000	$63,115,672	$(46,785,993)	$15,748,449	$518,678,128	$3,702,893	$(404,858)	$4,504,184

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,407,564	Voya Australia Index Portfolio — Class I	$48,825,639	1.4
22,727,267	Voya Emerging Markets Index Portfolio — Class I	210,454,497	6.0
29,725,550	Voya Euro STOXX 50® Index Portfolio — Class I	261,882,092	7.5
18,454,222	Voya FTSE 100 Index® Portfolio — Class I	157,968,142	4.5
2,742,921	Voya Hang Seng Index Portfolio — Class I	33,381,351	1.0
16,577,557	Voya Japan TOPIX Index® Portfolio — Class I	164,283,593	4.7
37,737,656	Voya RussellTM Mid Cap Index Portfolio — Class I	527,195,050	15.1
8,397,289	Voya RussellTM Small Cap Index Portfolio — Class I	105,637,896	3.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
79,173,726	Voya U.S. Bond Index Portfolio — Class I	$866,952,302	24.8
81,144,140	Voya U.S. Stock Index Portfolio — Class I	1,122,223,462	32.1
	Total Mutual Funds (Cost $3,411,357,423)	3,498,804,024	100.1
	Liabilities in Excess of Other Assets	(2,172,524)	(0.1)
	Net Assets	$3,496,631,500	100.0

Cost for federal income tax purposes is $3,443,236,341.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$196,449,352
Gross Unrealized Depreciation	(140,881,669)
Net Unrealized Appreciation	$55,567,683

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$3,498,804,024	$—	$—	$3,498,804,024
Total Investments, at fair value	$3,498,804,024	$—	$—	$3,498,804,024

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$62,928,463	$4,022,186	$(20,735,614)	$2,610,604	$48,825,639	$4,015,525	$(4,178,649)	$—
Voya Emerging Markets Index Portfolio — Class I	210,397,399	20,814,421	(40,143,268)	19,385,945	210,454,497	4,545,430	(8,611,440)	—
Voya Euro STOXX 50® Index Portfolio —Class I	218,640,910	85,481,338	(16,801,521)	(25,438,635)	261,882,092	6,200,618	1,344,824	—
Voya FTSE 100 Index® Portfolio — Class I	184,189,178	28,888,198	(47,853,220)	(7,256,014)	157,968,142	7,559,699	(11,572,054)	5,524,651
Voya Hang Seng Index Portfolio — Class I	22,203,233	15,611,350	(2,082,569)	(2,350,663)	33,381,351	1,638,589	210,839	475,796
Voya Japan TOPIX Index® Portfolio — Class I	199,738,239	10,064,510	(27,915,158)	(17,603,998)	164,283,593	2,471,691	1,401,831	7,242,295
Voya RussellTM Mid Cap Index Portfolio — Class I	547,623,491	91,665,107	(40,000,579)	(72,092,969)	527,195,050	7,184,940	28,793,335	64,492,180

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$109,780,661	$20,797,936	$(11,906,066)	$(13,034,635)	$105,637,896	$1,508,091	$1,199,969	$12,840,659
Voya U.S. Bond Index Portfolio — Class I	928,182,858	59,249,208	(159,731,214)	39,251,450	866,952,302	8,724,911	(3,970,747)	1,270,221
Voya U.S. Stock Index Portfolio — Class I	1,177,337,767	13,558,979	(79,671,894)	10,998,610	1,122,223,462	—	28,686,093	—
	$3,661,022,199	$350,153,233	$(446,841,103)	$(65,530,305)	$3,498,804,024	$43,849,494	$33,304,001	$91,845,802

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,579,771	Voya Australia Index Portfolio — Class I	$12,037,851	0.9
5,925,626	Voya Emerging Markets Index Portfolio — Class I	54,871,301	4.0
7,339,862	Voya Euro STOXX 50® Index Portfolio — Class I	64,664,183	4.7
4,563,173	Voya FTSE 100 Index® Portfolio — Class I	39,060,757	2.9
677,508	Voya Hang Seng Index Portfolio — Class I	8,245,277	0.6
4,095,015	Voya Japan TOPIX Index® Portfolio — Class I	40,581,598	3.0
9,839,136	Voya RussellTM Mid Cap Index Portfolio — Class I	137,452,736	10.1
2,189,360	Voya RussellTM Small Cap Index Portfolio — Class I	27,542,145	2.0
52,022,433	Voya U.S. Bond Index Portfolio — Class I	569,645,637	41.8

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
21,817,630	Voya U.S. Stock Index Portfolio — Class I	$301,737,821	22.1
11,202,763	VY® BlackRock Inflation Protected Bond Portfolio — Class I	108,442,746	8.0
	Total Mutual Funds (Cost $1,340,619,498)	1,364,282,052	100.1
	Liabilities in Excess of Other Assets	(743,811)	(0.1)
	Net Assets	$1,363,538,241	100.0

Cost for federal income tax purposes is $1,351,505,709.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$51,574,412
Gross Unrealized Depreciation	(38,798,069)
Net Unrealized Appreciation	$12,776,343

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$1,364,282,052	$—	$—	$1,364,282,052
Total Investments, at fair value	$1,364,282,052	$—	$—	$1,364,282,052

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$15,155,902	$1,020,310	$(4,050,021)	$(88,340)	$12,037,851	$982,308	$(258,576)	$—
Voya Emerging Markets Index Portfolio — Class I	53,650,839	7,304,909	(11,437,026)	5,352,579	54,871,301	1,175,707	(2,405,350)	—
Voya Euro STOXX 50® Index Portfolio — Class I	52,778,896	22,014,782	(3,450,867)	(6,678,628)	64,664,183	1,518,545	860,877	—
Voya FTSE 100 Index® Portfolio — Class I	44,539,270	8,651,271	(11,979,079)	(2,150,705)	39,060,757	1,854,114	(2,411,065)	1,354,992
Voya Hang Seng Index Portfolio — Class I	5,340,926	3,920,142	(499,611)	(516,180)	8,245,277	401,496	6,042	116,582
Voya Japan TOPIX Index® Portfolio — Class I	48,320,800	4,060,483	(7,300,378)	(4,499,307)	40,581,598	605,397	571,812	1,773,873
Voya RussellTM Mid Cap Index Portfolio — Class I	$139,645,437	$27,892,647	$(15,222,406)	$(14,862,942)	$137,452,736	$1,858,421	$4,022,302	$16,681,230

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	27,993,889	6,207,757	(3,387,268)	(3,272,233)	27,542,145	390,083	285,651	3,321,370
Voya U.S. Bond Index Portfolio — Class I	597,213,759	30,457,802	(81,250,165)	23,224,241	569,645,637	5,691,683	(157,980)	827,980
Voya U.S. Stock Index Portfolio — Class I	309,435,714	13,740,831	(26,432,060)	4,993,336	301,737,821	—	6,185,374	—
VY® BlackRock Inflation Protected Bond Portfolio — Class I	113,688,760	3,262,249	(16,730,328)	8,222,065	108,442,746	—	(2,568,694)	—
	$1,407,764,192	$128,533,183	$(181,739,209)	$9,723,886	$1,364,282,052	$14,477,754	$4,130,393	$24,076,027

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,546,726	Voya Australia Index Portfolio — Class I	$27,026,054	1.1
13,272,817	Voya Emerging Markets Index Portfolio — Class I	122,906,289	5.0
16,447,612	Voya Euro STOXX 50® Index Portfolio — Class I	144,903,466	5.9
10,206,790	Voya FTSE 100 Index® Portfolio — Class I	87,370,120	3.6
1,517,558	Voya Hang Seng Index Portfolio — Class I	18,468,687	0.8
9,172,183	Voya Japan TOPIX Index® Portfolio — Class I	90,896,329	3.7
22,920,363	Voya RussellTM Mid Cap Index Portfolio — Class I	320,197,477	13.1
5,884,792	Voya RussellTM Small Cap Index Portfolio — Class I	74,030,678	3.0

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
77,681,727	Voya U.S. Bond Index Portfolio — Class I	$850,614,911	34.8
51,535,012	Voya U.S. Stock Index Portfolio — Class I	712,729,220	29.1

	Total Mutual Funds (Cost $2,393,723,949)	2,449,143,231	100.1
	Liabilities in Excess of Other Assets	(1,473,267)	(0.1)
	Net Assets	$2,447,669,964	100.0

Cost for federal income tax purposes is $2,410,594,995.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$113,468,134
Gross Unrealized Depreciation	(74,919,898)
Net Unrealized Appreciation	$38,548,236

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Mutual Funds	$2,449,143,231	$—	$—	$2,449,143,231
Total Investments, at fair value	$2,449,143,231	$—	$—	$2,449,143,231

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$34,485,481	$2,241,465	$(10,370,771)	$669,879	$27,026,054	$2,213,469	$(1,503,636)	$—
Voya Emerging Markets Index Portfolio — Class I	121,601,351	13,948,876	(24,199,579)	11,555,641	122,906,289	2,643,332	(5,161,925)	—
Voya Euro STOXX 50® Index Portfolio — Class I	119,743,234	48,166,110	(8,332,533)	(14,673,345)	144,903,466	3,416,083	1,475,423	—
Voya FTSE 100 Index® Portfolio — Class I	100,823,611	17,390,455	(25,608,863)	(5,235,083)	87,370,120	4,163,207	(5,084,325)	3,042,484
Voya Hang Seng Index Portfolio — Class I	12,169,041	8,660,252	(1,130,320)	(1,230,286)	18,468,687	902,722	61,409	262,123
Voya Japan TOPIX Index® Portfolio — Class I	109,327,220	6,966,794	(15,447,614)	(9,950,071)	90,896,329	1,361,544	1,067,306	3,989,457
Voya RussellTM Mid Cap Index Portfolio — Class I	329,173,347	59,392,141	(25,710,018)	(42,657,993)	320,197,477	4,345,387	16,781,683	39,004,287

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Small Cap Index Portfolio — Class I	$76,143,521	$15,412,964	$(8,017,626)	$(9,508,181)	$74,030,678	$1,052,411	$1,321,948	$8,960,765
Voya U.S. Bond Index Portfolio — Class I	901,819,498	52,783,818	(139,186,660)	35,198,255	850,614,911	8,523,197	(701,773)	1,240,985
Voya U.S. Stock Index Portfolio — Class I	739,983,940	17,538,508	(58,235,909)	13,442,681	712,729,220	—	12,174,659	—
	$2,545,270,244	$242,501,383	$(316,239,893)	$(22,388,503)	$2,449,143,231	$28,621,352	$20,430,769	$56,500,101

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

24

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Investment Adviser
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-RETADVI (0616-082216)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Australia: 6.9%
526,364	GPT Group	2,140,541	0.6
2,948,563	Mirvac Group	4,484,317	1.3
2,236,601	Scentre Group	8,284,291	2.3
1,470,444	Vicinity Centres	3,668,542	1.0
742,555	Westfield Corp.	5,964,716	1.7
		24,542,407	6.9

	France: 7.2%
35,430	Gecina S.A.	4,798,951	1.4
18,348	Icade	1,289,326	0.4
213,703	Klepierre	9,429,740	2.6
38,934	Unibail-Rodamco SE	10,072,038	2.8
		25,590,055	7.2

	Germany: 2.7%
35,461	Deutsche Wohnen AG	1,207,384	0.3
79,974	LEG Immobilien AG	7,483,072	2.1
28,540	Vonovia SE	1,042,113	0.3
		9,732,569	2.7

	Hong Kong: 5.7%
672,000	Cheung Kong Property Holdings Ltd.	4,234,038	1.2
121,000	Henderson Land Development Co., Ltd.	683,501	0.2
1,233,500	Link REIT	8,434,928	2.4
578,100	Sun Hung Kai Properties Ltd.	6,977,025	1.9
		20,329,492	5.7

	Japan: 13.2%
12,800	Daito Trust Construction Co., Ltd.	2,078,238	0.6
1,504	GLP J-Reit	1,898,454	0.5
481	Invincible Investment Corp.	304,043	0.1
117	Japan Real Estate Investment Corp.	722,660	0.2
3,268	Japan Retail Fund Investment Corp.	8,344,732	2.4
560	Kenedix Office Investment Corp.	3,337,548	0.9
427,319	Mitsubishi Estate Co., Ltd.	7,838,224	2.2
347,682	Mitsui Fudosan Co., Ltd.	7,979,575	2.2
1,712	Mori Hills REIT Investment Corp.	2,687,866	0.8
2,216	Nippon Prologis REIT, Inc.	5,413,633	1.5
115	Nippon Building Fund, Inc.	708,405	0.2
1,876	Orix JREIT, Inc.	3,230,820	0.9
92,000	Sumitomo Realty & Development Co., Ltd.	2,494,798	0.7
		47,038,996	13.2

	Netherlands: 0.9%
45,922	Eurocommercial Properties NV	1,955,679	0.6
306,320	NSI NV	1,222,072	0.3
		3,177,751	0.9

	Spain: 0.2%
77,280	Hispania Activos Inmobiliarios SOCIMI SA	904,079	0.2

	Sweden: 0.5%
106,027	Hufvudstaden AB	1,664,144	0.5

	United Kingdom: 4.9%
233,492	British Land Co. PLC	1,895,799	0.5
36,478	Derwent London PLC	1,272,636	0.4
255,636	Great Portland Estates PLC	2,139,798	0.6
293,702	Hammerson PLC	2,115,422	0.6
655,729	Land Securities Group PLC	9,124,831	2.5
215,602	Safestore Holdings PLC	1,065,209	0.3
		17,613,695	4.9

	United States: 57.3%
32,100	Alexandria Real Estate Equities, Inc.	3,322,992	0.9
58,325	AvalonBay Communities, Inc.	10,521,247	3.0
86,030	CubeSmart	2,656,606	0.7
77,225	DCT Industrial Trust, Inc.	3,709,889	1.0
290,700	DDR Corp.	5,273,298	1.5
76,561	Digital Realty Trust, Inc.	8,344,383	2.3
185,100	Equity Residential	12,749,688	3.6
138,300	Gaming and Leisure Properties, Inc.	4,768,584	1.3
396,182	General Growth Properties, Inc.	11,814,147	3.3
93,400	Healthcare Realty Trust, Inc.	3,268,066	0.9
109,791	Healthcare Trust of America, Inc.	3,550,641	1.0
49,720	Highwoods Properties, Inc.	2,625,216	0.7
303,721	Host Hotels & Resorts, Inc.	4,923,317	1.4
81,600	Kilroy Realty Corp.	5,409,264	1.5
314,100	Kimco Realty Corp.	9,856,458	2.8
73,327	MGM Growth Properties LLC	1,956,364	0.6
128,600	Paramount Group, Inc.	2,049,884	0.6
94,929	Pebblebrook Hotel Trust	2,491,886	0.7
193,597	ProLogis, Inc.	9,493,997	2.7
43,944	Public Storage, Inc.	11,231,647	3.1
34,200	QTS Realty Trust, Inc.	1,914,516	0.5
54,600	Regency Centers Corp.	4,571,658	1.3
94,071	Simon Property Group, Inc.	20,404,000	5.7
86,000	SL Green Realty Corp.	9,156,420	2.6
485,602	Spirit Realty Capital, Inc.	6,201,138	1.7
64,900	Sun Communities, Inc.	4,973,936	1.4
215,938	Sunstone Hotel Investors, Inc.	2,606,372	0.7
160,975	UDR, Inc.	5,943,197	1.7
631,500	VEREIT, Inc.	6,403,410	1.8
89,531	Vornado Realty Trust	8,963,844	2.5

1

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
177,000	Welltower, Inc.	13,482,090	3.8
		204,638,155	57.3

	Total Common Stock (Cost $255,063,491)	355,231,343	99.5

SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
3,973,707	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $3,973,707)	3,973,707	1.1

	Total Short-Term Investments (Cost $3,973,707)	3,973,707	1.1

	Total Investments in Securities (Cost $259,037,198)	$359,205,050	100.6
	Liabilities in Excess of Other Assets	(2,145,131)	(0.6)
	Net Assets	$357,059,919	100.0

††	Rate shown is the 7-day yield as of June 30, 2016.

Cost for federal income tax purposes is $277,203,569.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$98,273,290
Gross Unrealized Depreciation	(16,271,809)

Net Unrealized Appreciation	$82,001,481

2

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 15.2%
41,300	@	AMC Networks, Inc.	2,495,346	0.3
5,800	@	Autozone, Inc.	4,604,272	0.5
3,316		Brinker International, Inc.	150,978	0.0
24,381		Brunswick Corp.	1,104,947	0.1
9,500	@	Buffalo Wild Wings, Inc.	1,320,025	0.2
39,700	@	Deckers Outdoor Corp.	2,283,544	0.3
51,747		Delphi Automotive PLC	3,239,362	0.4
4,100		DeVry, Inc.	73,144	0.0
29,100		Dick's Sporting Goods, Inc.	1,311,246	0.2
72,800		DineEquity, Inc.	6,171,984	0.7
300	@	Discovery Communications, Inc. - Class A	7,569	0.0
28,373	@	Dollar Tree, Inc.	2,673,872	0.3
17,100		Ethan Allen Interiors, Inc.	564,984	0.1
11,900		Extended Stay America, Inc.	177,905	0.0
75,780		Foot Locker, Inc.	4,157,291	0.5
236,766		Gentex Corp.	3,658,035	0.4
134,302	@	G-III Apparel Group Ltd.	6,140,287	0.7
96,300		GNC Holdings, Inc.	2,339,127	0.3
29,494		Harman International Industries, Inc.	2,118,259	0.3
239,265	@	Houghton Mifflin Harcourt Co.	3,739,712	0.4
18,800		HSN, Inc.	919,884	0.1
251,573		Interpublic Group of Cos., Inc.	5,811,336	0.7
51,100		Interval Leisure Group, Inc.	812,490	0.1
33,420	@	iRobot Corp.	1,172,374	0.1
39,800		Johnson Controls, Inc.	1,761,548	0.2
9,188		Jubilant Foodworks Ltd.	155,188	0.0
44,500	@	Kate Spade & Co.	917,145	0.1
65,757		Las Vegas Sands Corp.	2,859,772	0.3
142,600		Lennar Corp. - Class A	6,573,860	0.8
11,400	@	Liberty Interactive Corp. QVC Group	289,218	0.0
112,800	L	Lions Gate Entertainment Corp.	2,281,944	0.3
7,900	@	MDC Partners, Inc.	144,491	0.0
4,000	@	Mohawk Industries, Inc.	759,040	0.1
6,700		Naspers Ltd.	1,023,057	0.1
49,200		New Oriental Education & Technology Group ADR	2,060,496	0.2
91,100		News Corp - Class A	1,033,985	0.1
4,163	@	NVR, Inc.	7,411,555	0.9
17,000		Omnicom Group, Inc.	1,385,330	0.2
2,300		Page Industries Ltd.	478,598	0.1
56,200	@	Party City Holdco, Inc.	781,742	0.1
55,819	L	Polaris Industries, Inc.	4,563,761	0.5
360,200		Pulte Group, Inc.	7,020,298	0.8
52,800		PVH Corp.	4,975,344	0.6
10,800		Ralph Lauren Corp.	967,896	0.1
19,800		Restaurant Group PLC	76,229	0.0
1,500		Ross Stores, Inc.	85,035	0.0
28,005	@	Select Comfort Corp.	598,747	0.1
31,800	@	ServiceMaster Global Holdings, Inc.	1,265,640	0.2
19,716	@	Tenneco, Inc.	918,963	0.1
56,300		Texas Roadhouse, Inc.	2,567,280	0.3
55,700		TJX Cos., Inc.	4,301,711	0.5
175,600	@	Toll Brothers, Inc.	4,725,396	0.6
24,500		VF Corp.	1,506,505	0.2
25,632		Visteon Corp.	1,686,842	0.2
15,500		Williams-Sonoma, Inc.	808,015	0.1
86,022		Wyndham Worldwide Corp.	6,127,347	0.7
			129,159,951	15.2

		Consumer Staples: 1.7%
9,300	@	Amplify Snack Brands, Inc.	137,175	0.0
1,765		Britannia Industries Ltd.	72,304	0.0
25,833		Bunge Ltd.	1,528,022	0.2
163,448		C&C Group PLC	641,058	0.1
41,463		CVS Health Corp.	3,969,668	0.4
52,032		Dr Pepper Snapple Group, Inc.	5,027,852	0.6
5,846		Ingredion, Inc.	756,531	0.1
47,000		Kroger Co.	1,729,130	0.2
6,600	@	TreeHouse Foods, Inc.	677,490	0.1
			14,539,230	1.7

		Energy: 3.3%
42,789		Apache Corp.	2,382,064	0.3
30,419		Baker Hughes, Inc.	1,372,809	0.2
36,066		Cimarex Energy Co.	4,303,395	0.5
56,500	@	Dril-Quip, Inc.	3,301,295	0.4
12,600		Ensco PLC	122,346	0.0
86,500		Halliburton Co.	3,917,585	0.5
59,400	@	Newfield Exploration Co.	2,624,292	0.3
68,400		Oceaneering International, Inc.	2,042,424	0.2
8,800	@	PDC Energy, Inc.	506,968	0.1
9,000	L	SM Energy Co.	243,000	0.0
149,800	@,L	Southwestern Energy Co.	1,884,484	0.2
181,900		Suncor Energy, Inc.	5,046,090	0.6
31,000	L	Teekay LNG Partners L.P.	348,750	0.0
3,200	L	Western Refining, Inc.	66,016	0.0
			28,161,518	3.3

		Financials: 19.3%
71,600		Aflac, Inc.	5,166,656	0.6
1,296		American Express Co.	78,745	0.0
20,100		Ameriprise Financial, Inc.	1,805,985	0.2
7,100		Bajaj Finserv Ltd.	244,889	0.0
47,244	@	Beneficial Bancorp, Inc.	600,944	0.1
185,248		Boston Private Financial Holdings, Inc.	2,182,221	0.3
3,600		Brown & Brown, Inc.	134,892	0.0
50,900		Capital One Financial Corp.	3,232,659	0.4
229,186	@	CBRE Group, Inc.	6,068,845	0.7
12,831		Chubb Ltd.	1,677,140	0.2
57,400		CIT Group, Inc.	1,831,634	0.2
78,013		Comerica, Inc.	3,208,675	0.4
86,762		Commerce Bancshares, Inc.	4,155,900	0.5
9,000		CRISIL Ltd.	268,802	0.0

3

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
124,100		CVB Financial Corp.	2,033,999	0.2
1,000		Diamond Hill Investment Group, Inc.	188,420	0.0
23,100		Discover Financial Services	1,237,929	0.2
3,100	@	E*Trade Financial Corp.	72,819	0.0
307,849	@	Essent Group Ltd.	6,714,187	0.8
173,900		First American Financial Corp.	6,994,258	0.8
5,600		First Citizens BancShares, Inc.	1,449,896	0.2
124,600		First Commonwealth Financial Corp.	1,146,320	0.1
54,000		First Republic Bank/San Francisco CA	3,779,460	0.5
2,700		FNF Group	101,250	0.0
47,000		Franklin Resources, Inc.	1,568,390	0.2
22,300		Greenhill & Co., Inc.	359,030	0.0
16,096	@	Hilltop Holdings, Inc.	337,855	0.0
187,301		Hiscox Ltd.	2,586,158	0.3
38,840		Housing Development Finance Corp.	723,610	0.1
499,727		Huntington Bancshares, Inc.	4,467,559	0.5
186,100		Invesco Ltd.	4,752,994	0.6
273,500		Investors Bancorp, Inc.	3,030,380	0.4
47,109		Jones Lang LaSalle, Inc.	4,590,772	0.5
173,322		Ladder Capital Corp.	2,114,528	0.3
71,245		Lakeland Financial Corp.	3,349,227	0.4
61,842		Lazard Ltd.	1,841,655	0.2
26,800		Legg Mason, Inc.	790,332	0.1
41,500		M&T Bank Corp.	4,906,545	0.6
74,101		Marsh & McLennan Cos., Inc.	5,072,955	0.6
15,704		Mid-America Apartment Communities, Inc.	1,670,906	0.2
18,200		Moody's Corp.	1,705,522	0.2
8,500		Navient Corp.	101,575	0.0
99,600	@,L	OneMain Holdings, Inc.	2,272,872	0.3
59,611		Outfront Media, Inc.	1,440,798	0.2
4,426		PacWest Bancorp	176,066	0.0
5,200		Potlatch Corp.	177,320	0.0
57,997		Primerica, Inc.	3,319,748	0.4
113,400		Principal Financial Group, Inc.	4,661,874	0.6
56,200		Progressive Corp.	1,882,700	0.2
30,268		Prosperity Bancshares, Inc.	1,543,365	0.2
87,781		Raymond James Financial, Inc.	4,327,603	0.5
55,100	@	Realogy Holdings Corp.	1,599,002	0.2
442,900		Regions Financial Corp.	3,769,079	0.4
68,435		Reinsurance Group of America, Inc.	6,637,511	0.8
89,699		S&P Global, Inc.	9,621,115	1.1
958,000	@	SLM Corp.	5,920,440	0.7
76,000	@	Stifel Financial Corp.	2,390,200	0.3
77,200		STORE Capital Corp.	2,273,540	0.3
111,787		SunTrust Bank	4,592,210	0.5
138,000	@	Synchrony Financial	3,488,640	0.4
1,100		Travelers Cos., Inc.	130,944	0.0
79,700		UMB Financial Corp.	4,240,837	0.5
31,300		Valley National Bancorp.	285,456	0.0
83,900		VEREIT, Inc.	850,746	0.1
			163,948,584	19.3

		Health Care: 13.3%
800	@,L	Adeptus Health, Inc.	41,328	0.0
87,800		Agilent Technologies, Inc.	3,894,808	0.5
13,100	@	Alere, Inc.	546,008	0.1
69,900	@	AMAG Pharmaceuticals, Inc.	1,672,008	0.2
3,500		Amgen, Inc.	532,525	0.1
27,900	@	Amsurg Corp.	2,163,366	0.3
19,000		Becton Dickinson & Co.	3,222,210	0.4
5,900	@	Biogen, Inc.	1,426,738	0.2
13,500	@	BioMarin Pharmaceutical, Inc.	1,050,300	0.1
430,465	@	Boston Scientific Corp.	10,059,967	1.2
67,000		Bruker BioSciences Corp.	1,523,580	0.2
4,100	@	Cambrex Corp.	212,093	0.0
92,498		Cardinal Health, Inc.	7,215,769	0.9
80,500	@	Catalent, Inc.	1,850,695	0.2
3,700	@	Centene Corp.	264,069	0.0
12,800	@	Community Health Systems, Inc.	154,240	0.0
12,107		Cooper Cos., Inc.	2,077,198	0.2
76,500	@	DaVita HealthCare Partners, Inc.	5,914,980	0.7
81,400		Dentsply Sirona, Inc.	5,050,056	0.6
106,300	@	Endo International PLC	1,657,217	0.2
34,610	@	HCA Holdings, Inc.	2,665,316	0.3
21,700		Hill-Rom Holdings, Inc.	1,094,765	0.1
155,200	@	Hologic, Inc.	5,369,920	0.6
19,307	@,L	Horizon Pharma PLC	317,986	0.0
58,532	@	Jazz Pharmaceuticals PLC	8,271,157	1.0
35,800	@	Laboratory Corp. of America Holdings	4,663,666	0.5
20,444		McKesson Corp.	3,815,873	0.4
2,300	@	Medivation, Inc.	138,690	0.0
8,600		Medtronic PLC	746,222	0.1
44,400		Olympus Corp.	1,657,967	0.2
30,200	@,L	Pacira Pharmaceuticals, Inc./DE	1,018,646	0.1
5,100	@	Quorum Health Corp.	54,621	0.0
35,681		Resmed, Inc.	2,256,110	0.3
25,700	@	Seattle Genetics, Inc.	1,038,537	0.1
100,600		STERIS PLC	6,916,250	0.8
11,200	@	Surgical Care Affiliates, Inc.	533,904	0.1
81,662		Teva Pharmaceutical Industries Ltd. ADR	4,101,882	0.5
34,307		Thermo Fisher Scientific, Inc.	5,069,202	0.6
37,600	@	United Therapeutics Corp.	3,982,592	0.5
6,700		Universal Health Services, Inc.	898,470	0.1
1,600	@	VCA, Inc.	108,176	0.0
65,500		Zimmer Biomet Holdings, Inc.	7,884,890	0.9
			113,133,997	13.3

		Industrials: 13.8%
70,100		AGCO Corp.	3,303,813	0.4
108,443	L	Air Lease Corp.	2,904,104	0.3
5,800		Allegiant Travel Co.	878,700	0.1

4

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
21,400		Ametek, Inc.	989,322	0.1
22,300		AO Smith Corp.	1,964,853	0.2
3,549		ArcBest Corp.	57,671	0.0
24,100		CEB, Inc.	1,486,488	0.2
35,000		CH Robinson Worldwide, Inc.	2,598,750	0.3
83,400	@	Colfax Corp.	2,206,764	0.3
7,900	L	Copa Holdings S.A.	412,854	0.1
12,200	@	Copart, Inc.	597,922	0.1
21,000		CSX Corp.	547,680	0.1
1,568		Cummins, Inc.	176,306	0.0
45,208		Curtiss-Wright Corp.	3,808,774	0.4
50,348		Dun & Bradstreet Corp.	6,134,400	0.7
94,602		EMCOR Group, Inc.	4,660,094	0.6
25,539	@	Esterline Technologies Corp.	1,584,440	0.2
36,943		FedEx Corp.	5,607,209	0.7
1,800		Flowserve Corp.	81,306	0.0
21,000		G&K Services, Inc.	1,607,970	0.2
30,800		Herman Miller, Inc.	920,612	0.1
9,900		Hexcel Corp.	412,236	0.0
20,234		HNI, Corp.	940,679	0.1
24,500		Huntington Ingalls Industries, Inc.	4,116,735	0.5
2,146		IDEX Corp.	176,187	0.0
67,503		Ingersoll-Rand PLC - Class A	4,298,591	0.5
79,975	@	Jacobs Engineering Group, Inc.	3,983,555	0.5
5,600		JB Hunt Transport Services, Inc.	453,208	0.1
34,542		KAR Auction Services, Inc.	1,441,783	0.2
109,330		Knoll, Inc.	2,654,532	0.3
23,300		Lennox International, Inc.	3,322,580	0.4
83,003	@	Manitowoc Foodservice, Inc.	1,462,513	0.2
3,206		Matthews International Corp.	178,382	0.0
82,500		MISUMI Group, Inc.	1,489,514	0.2
76,656		Mueller Industries, Inc.	2,443,793	0.3
4,000		Multi-Color Corp.	253,600	0.0
26,900	@	Old Dominion Freight Line	1,622,339	0.2
7,000		Pentair PLC	408,030	0.0
40,128	@	Quanta Services, Inc.	927,759	0.1
380,923	@	Rexnord Corp.	7,477,518	0.9
900		Rockwell Automation, Inc.	103,338	0.0
46,266		Rockwell Collins, Inc.	3,939,087	0.5
7,308		Roper Technologies, Inc.	1,246,452	0.1
80,449	@	Saia, Inc.	2,022,488	0.2
81,519		Southwest Airlines Co.	3,196,360	0.4
154,936	@	Spirit Airlines, Inc.	6,951,978	0.8
8,200		Stanley Black & Decker, Inc.	912,004	0.1
62,653	@,L	Swift Transportation Co.	965,483	0.1
1,000	@	Teledyne Technologies, Inc.	99,050	0.0
183,642		Textron, Inc.	6,713,952	0.8
15,396		Valmont Industries, Inc.	2,082,617	0.2
32,500		Wabtec Corp.	2,282,475	0.3
13,100	@	Wesco International, Inc.	674,519	0.1
56,140		Woodward, Inc.	3,235,910	0.4
35,700		Xylem, Inc.	1,594,005	0.2
			116,613,284	13.8

		Information Technology: 24.1%
183,288		Activision Blizzard, Inc.	7,263,703	0.9
24,105	@	Alliance Data Systems Corp.	4,722,652	0.6
6,037	@	Alphabet, Inc. - Class C	4,178,208	0.5
5,900		Amphenol Corp.	338,247	0.0
6,600		Analog Devices, Inc.	373,824	0.0
61,295	@	Arrow Electronics, Inc.	3,794,160	0.4
79,533		Avnet, Inc.	3,221,882	0.4
100,000		Belden, Inc.	6,037,000	0.7
172,949	@	Blackhawk Network Holdings, Inc.	5,792,062	0.7
33,143		Broadridge Financial Solutions, Inc. ADR	2,160,924	0.3
87,511		Brocade Communications Systems, Inc.	803,351	0.1
137,800	@	Cadence Design Systems, Inc.	3,348,540	0.4
194,039		CDW Corp./DE	7,777,083	0.9
127,440	@,L	CommScope Holding Co., Inc.	3,954,463	0.5
85,600	@,L	Cree, Inc.	2,092,064	0.2
48,500		CSRA, Inc.	1,136,355	0.1
126,100	@	Electronic Arts, Inc.	9,553,336	1.1
114,494		EMC Corp.	3,110,802	0.4
98,448	@	Euronet Worldwide, Inc.	6,811,617	0.8
85,060		EVERTEC, Inc.	1,321,832	0.2
50,191	@	F5 Networks, Inc.	5,713,743	0.7
34,900		Fair Isaac Corp.	3,944,049	0.5
87,380		Fidelity National Information Services, Inc.	6,438,158	0.8
39,922	@	Fiserv, Inc.	4,340,719	0.5
43,768	@	FleetCor Technologies, Inc.	6,264,514	0.7
301,784	@	Genpact Ltd.	8,099,883	0.9
193,382		Global Payments, Inc.	13,803,607	1.6
900		Harris Corp.	75,096	0.0
70,100		Intersil Corp.	949,154	0.1
20,497		Intuit, Inc.	2,287,670	0.3
33,200	@	IPG Photonics Corp.	2,656,000	0.3
63,400		Jabil Circuit, Inc.	1,170,998	0.1
86,500	@	Keysight Technologies, Inc.	2,516,285	0.3
3,100		Littelfuse, Inc.	366,389	0.0
64,500		Maxim Integrated Products	2,302,005	0.3
43,700		MAXIMUS, Inc.	2,419,669	0.3
54,500		Methode Electronics, Inc.	1,865,535	0.2
15,887		Microchip Technology, Inc.	806,424	0.1
3,200		National Instruments Corp.	87,680	0.0
454,000		NEC Corp.	1,057,758	0.1
173,024		Nvidia Corp.	8,133,858	1.0
83,317	@	NXP Semiconductor NV - NXPI - US	6,527,054	0.8
89,386	@	PTC, Inc.	3,359,126	0.4
8,675	@	Qorvo, Inc.	479,381	0.1
60,400	@	Semtech Corp.	1,441,144	0.2
15,800		Symantec Corp.	324,532	0.0
46,051	@	Synopsys, Inc.	2,490,438	0.3

5

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
15,600	@	Syntel, Inc.	706,056	0.1
76,083		TE Connectivity Ltd.	4,345,100	0.5
60,100		Tencent Holdings Ltd.	1,378,675	0.2
165,443		Total System Services, Inc.	8,786,678	1.0
170,900	@	Trimble Navigation Ltd.	4,163,124	0.5
63,100	@	Vantiv, Inc.	3,571,460	0.4
44,200		Visa, Inc. - Class A	3,278,314	0.4
81,260		Western Digital Corp.	3,840,348	0.4
161,300		Western Union Co.	3,093,734	0.4
285,936		Xerox Corp.	2,713,533	0.3
17,300	@	Zebra Technologies Corp.	866,730	0.1
			204,456,726	24.1

		Materials: 3.9%
74,388		Albemarle Corp.	5,899,712	0.7
20,211		Aptargroup, Inc.	1,599,296	0.2
9,200		Ashland, Inc.	1,055,884	0.1
881,000	@	B2Gold Corp.	2,209,404	0.2
101,100	@	Boise Cascade Co.	2,320,245	0.3
58,200		Eastman Chemical Co.	3,951,780	0.5
171,896	@	Ferro Corp.	2,299,969	0.3
250,700		Graphic Packaging Holding Co.	3,143,778	0.4
2,000		HB Fuller Co.	87,980	0.0
10,083	@	Ingevity Corp.	343,225	0.0
1,700		Innospec, Inc.	78,183	0.0
217,064	@	New Gold, Inc.	949,272	0.1
98,394		PolyOne Corp.	3,467,405	0.4
12,700		PPG Industries, Inc.	1,322,705	0.1
5,800		Praxair, Inc.	651,862	0.1
6,949	L	Randgold Resources Ltd. ADR	778,566	0.1
60,500		WestRock Co.	2,351,635	0.3
7,500		WR Grace & Co.	549,075	0.1
			33,059,976	3.9

		Utilities: 1.1%
51,000	@	Calpine Corp.	752,250	0.1
2,872		CMS Energy Corp.	131,710	0.0
37,318	@	Dynegy, Inc.	643,362	0.1
167,200		Exelon Corp.	6,079,392	0.7
31,400		OGE Energy Corp.	1,028,350	0.1
13,600		PG&E Corp.	869,312	0.1
			9,504,376	1.1

	Total Common Stock (Cost $781,604,701)		812,577,642	95.7

PREFERRED STOCK: 0.1%
		Financials: 0.1%
49,856	@,P	GMAC Capital Trust I	1,237,426	0.1

	Total Preferred Stock (Cost $1,030,152)		1,237,426	0.1

	Total Long-Term Investments (Cost $782,634,853)		813,815,068	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateralcc: 2.3%
4,588,351	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $4,588,401, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $4,680,118, due 08/15/16-11/15/45)	4,588,351	0.6
4,588,351	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,588,410, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,680,118, due 07/15/16-09/20/65)	4,588,351	0.6
4,387,241	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,387,301, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,474,986, due 07/07/16-02/01/49)	4,387,241	0.5
4,588,351	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $4,588,408, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $4,680,118, due 03/15/18-09/09/49)	4,588,351	0.5

6

VY® FMR® Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,166,795	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,166,810, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,199,569, due 04/15/18-01/15/29)	1,166,795	0.1
		19,319,089	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.9%
32,985,392	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $32,985,392)	32,985,392	3.9

	Total Short-Term Investments (Cost $52,304,481)	52,304,481	6.2

	Total Investments in Securities (Cost $834,939,334)	$866,119,549	102.0
	Liabilities in Excess of Other Assets	(17,042,302)	(2.0)
	Net Assets	$849,077,247	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $840,870,779.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$111,647,452
Gross Unrealized Depreciation	(86,398,682)

Net Unrealized Appreciation	$25,248,770

7

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 8.7%
211,552		Carnival Corp.	9,350,598	1.9
28,332		CBS Corp. - Class B	1,542,394	0.3
17,489	@	Charter Communications, Inc.	3,998,685	0.8
122,589		Comcast Corp. – Class A	7,991,577	1.6
131,474		General Motors Co.	3,720,714	0.7
659,676		Kingfisher PLC	2,833,378	0.6
95,036		Target Corp.	6,635,414	1.3
84,604		Thomson Reuters Corp.	3,422,928	0.7
56,241		Time Warner, Inc.	4,135,963	0.8
			43,631,651	8.7

		Consumer Staples: 5.7%
87,433		Archer-Daniels-Midland Co.	3,750,001	0.8
145,895		Mondelez International, Inc.	6,639,682	1.3
64,974		Philip Morris International, Inc.	6,609,155	1.3
71,334		Sysco Corp.	3,619,487	0.7
94,559		Walgreens Boots Alliance, Inc.	7,873,928	1.6
			28,492,253	5.7

		Energy: 14.1%
216,937		Apache Corp.	12,076,883	2.4
157,470		Baker Hughes, Inc.	7,106,621	1.4
302,834		Canadian Natural Resources Ltd.	9,343,212	1.9
243,782		Devon Energy Corp.	8,837,097	1.8
59,816		Exxon Mobil Corp.	5,607,152	1.1
83,493		Occidental Petroleum Corp.	6,308,731	1.3
427,766		Royal Dutch Shell PLC - Class A	11,748,723	2.4
135,768		Total S.A.	6,510,922	1.3
504,678	@,L	Weatherford International PLC	2,800,963	0.5
			70,340,304	14.1

		Financials: 28.2%
58,282		Aon PLC	6,366,143	1.3
970,985		Bank of America Corp.	12,884,971	2.6
120,826		BB&T Corp.	4,302,614	0.9
172,364		Charles Schwab Corp.	4,362,533	0.9
474,556		Citigroup, Inc.	20,116,429	4.0
388,867		Citizens Financial Group, Inc.	7,769,563	1.5
36,323		CME Group, Inc.	3,537,860	0.7
123,815		Comerica, Inc.	5,092,511	1.0
339,470		Fifth Third Bancorp	5,971,277	1.2
282,004		First Horizon National Corp.	3,886,015	0.8
31,994		Goldman Sachs Group, Inc.	4,753,668	0.9
357,628		JPMorgan Chase & Co.	22,223,004	4.4
69,532		Marsh & McLennan Cos., Inc.	4,760,161	0.9
397,031		Morgan Stanley	10,314,865	2.1
79,971		Northern Trust Corp.	5,298,878	1.1
105,899		PNC Financial Services Group, Inc.	8,619,120	1.7
109,644		State Street Corp.	5,912,004	1.2
38,947		Willis Towers Watson PLC	4,841,502	1.0
			141,013,118	28.2

		Health Care: 13.7%
35,663		Amgen, Inc.	5,426,125	1.1
30,035		Anthem, Inc.	3,944,797	0.8
129,011		Baxter International, Inc.	5,833,877	1.1
70,318		Eli Lilly & Co.	5,537,543	1.1
52,703	@	Express Scripts Holding Co.	3,994,887	0.8
93,681		Medtronic PLC	8,128,700	1.6
181,637		Merck & Co., Inc.	10,464,108	2.1
70,201		Novartis AG	5,794,289	1.2
273,479		Pfizer, Inc.	9,629,196	1.9
61,163		Sanofi	5,081,611	1.0
34,933		UnitedHealth Group, Inc.	4,932,540	1.0
			68,767,673	13.7

		Industrials: 7.9%
67,410		Caterpillar, Inc.	5,110,352	1.0
195,930		CSX Corp.	5,109,854	1.0
46,139		General Dynamics Corp.	6,424,394	1.3
382,296		General Electric Co.	12,034,678	2.4
77,467		Ingersoll-Rand PLC - Class A	4,933,099	1.0
141,095		Tyco International Plc	6,010,647	1.2
			39,623,024	7.9

		Information Technology: 13.3%
290,202		Applied Materials, Inc.	6,956,142	1.4
295,648		Cisco Systems, Inc.	8,482,141	1.7
61,768	@	Citrix Systems, Inc.	4,946,999	1.0
203,950	@	eBay, Inc.	4,774,470	1.0
202,391		Intel Corp.	6,638,425	1.3
245,239		Juniper Networks, Inc.	5,515,425	1.1
134,636		Microsoft Corp.	6,889,324	1.4
243,531		Oracle Corp.	9,967,724	2.0
136,691	@	PayPal Holdings, Inc.	4,990,588	1.0
135,077		Qualcomm, Inc.	7,236,075	1.4
			66,397,313	13.3

		Materials: 1.1%
10,662	L	Agrium, Inc.	964,058	0.2
174,442		Mosaic Co.	4,566,892	0.9
			5,530,950	1.1

		Telecommunication Services: 2.4%
85,091	L	Orange SA	1,383,629	0.3
380,651		Koninklijke KPN NV	1,356,813	0.2
86,580		Verizon Communications, Inc.	4,834,627	1.0
151,708	L	Vodafone Group PLC ADR	4,686,260	0.9
			12,261,329	2.4

		Utilities: 1.7%
94,203		FirstEnergy Corp.	3,288,627	0.7

8

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
81,411	PG&E Corp.	5,203,791	1.0
		8,492,418	1.7

	Total Common Stock (Cost $407,089,409)	484,550,033	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 1.0%
1,227,754	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $1,227,767, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,252,309, due 08/15/16-11/15/45)	1,227,754	0.2
1,227,754	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,227,770, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,252,309, due 07/15/16-09/20/65)	1,227,754	0.3
1,227,754	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,227,771, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,252,309, due 07/07/16-02/01/49)	1,227,754	0.2
1,227,754	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $1,227,769, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $1,252,309, due 03/15/18-09/09/49)	1,227,754	0.2
258,414	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $258,417, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $263,582, due 12/01/16-02/20/66)	258,414	0.1
		5,169,430	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
13,030,257	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $13,030,257)	13,030,257	2.6

	Total Short-Term Investments (Cost $18,199,687)	18,199,687	3.6

	Total Investments in Securities (Cost $425,289,096)	$502,749,720	100.4
	Liabilities in Excess of Other Assets	(2,104,399)	(0.4)
	Net Assets	$500,645,321	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $427,250,235.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$96,546,356
Gross Unrealized Depreciation	(21,046,871)

Net Unrealized Appreciation	$75,499,485

9

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 1.1%
1,072,466		Oil Search Ltd.	5,415,497	1.1

		Brazil: 9.7%
961,245		Ambev SA ADR	5,680,958	1.1
858,700		BB Seguridade Participacoes SA	7,460,797	1.5
1,373,040		CCR SA	7,180,858	1.4
554,656		Cielo SA	5,827,488	1.1
929,090		Kroton Educacional SA	3,924,836	0.8
1,026,720		Lojas Renner SA	7,597,402	1.5
318,000	@	Marcopolo SA	203,929	0.0
356,520		Ultrapar Participacoes SA	7,879,999	1.6
790,186		Weg S.A.	3,377,410	0.7
			49,133,677	9.7

		China: 12.0%
501,000		AAC Technologies Holdings, Inc.	4,283,117	0.9
47,810	@	Alibaba Group Holding Ltd. ADR	3,802,330	0.7
38,380	@	Baidu, Inc. ADR	6,338,457	1.3
2,540,162		Chongqing Changan Automobile Co. Ltd.	3,558,216	0.7
3,007,000		CNOOC Ltd.	3,753,396	0.7
7,045,000		Geely Automobile Holdings Ltd.	3,842,638	0.8
328,110	@	JD.com, Inc. ADR	6,965,775	1.4
981,100		Tencent Holdings Ltd.	22,506,114	4.5
472,000		Tsingtao Brewery Co., Ltd.	1,640,979	0.3
318,417	@	Vipshop Holdings Ltd. ADR	3,556,718	0.7
			60,247,740	12.0

		Hong Kong: 4.8%
3,041,800		AIA Group Ltd.	18,292,549	3.7
96,600		Jardine Matheson Holdings Ltd.	5,672,352	1.1
			23,964,901	4.8

		India: 20.7%
369,800		Asian Paints Ltd.	5,505,481	1.1
262,780		HDFC Bank Ltd ADR	17,435,453	3.5
161,030		HDFC Bank Ltd.	3,252,928	0.6
799,815		Housing Development Finance Corp.	14,900,989	2.9
298,138		IndusInd Bank Ltd.	4,926,829	1.0
489,726		Infosys Ltd. ADR	8,741,609	1.7
2,004,920		ITC Ltd.	10,976,717	2.2
430,460		Kotak Mahindra Bank Ltd.	4,882,517	1.0
348,150		Lupin Ltd.	7,964,753	1.6
420,576		Tata Consultancy Services Ltd.	15,939,457	3.2
133,253	@	Tata Motors Ltd. ADR	4,619,881	0.9
104,530		Ultratech Cement Ltd	5,297,820	1.0
			104,444,434	20.7

		Indonesia: 3.2%
12,941,900		Astra International Tbk PT	7,296,149	1.4
5,240,100		Bank Central Asia Tbk PT	5,305,904	1.1
4,215,400		Bank Rakyat Indonesia	3,468,567	0.7
			16,070,620	3.2

		Macau: 1.3%
1,878,400		Sands China Ltd.	6,356,345	1.3

		Mexico: 2.2%
2,287,330		Fibra Uno Administracion SA de CV	4,873,035	1.0
844,940	L	Infraestructura Energetica Nova SAB de CV	3,560,916	0.7
226,540		Promotora y Operadora de Infraestructura SAB de CV	2,788,234	0.5
			11,222,185	2.2

		Panama: 0.7%
70,940	L	Copa Holdings S.A.	3,707,324	0.7

		Peru: 1.3%
41,250		Credicorp Ltd.	6,366,113	1.3

		Russia: 6.2%
225,030		Globaltrans Investment PLC GDR	882,118	0.1
191,510		Lukoil PJSC ADR	7,991,712	1.6
43,630	@	Magnit OAO	6,152,588	1.2
86,090		Magnit PJSC GDR	2,870,162	0.6
140,495	@	Mail.ru Group Ltd. GDR	2,557,009	0.5
5,315,316	@	Sberbank	11,057,794	2.2
			31,511,383	6.2

		South Africa: 16.9%
324,420		Aspen Pharmacare Holdings Ltd.	8,003,131	1.6
778,718	@	Bid Corp. Ltd.	14,593,032	2.9
764,628		Bidvest Group Ltd.	7,213,538	1.4
66,511	L	Capitec Bank Holdings Ltd.	2,697,991	0.5
2,641,080		FirstRand Ltd.	8,060,280	1.6
937,885		Life Healthcare Group Holdings Ltd.	2,307,508	0.5
295,780		Mr Price Group Ltd.	4,155,794	0.8
55,616		Naspers Ltd.	8,492,289	1.7
506,764		Remgro Ltd.	8,793,433	1.7
1,772,071		Sanlam Ltd.	7,320,794	1.5
485,499		Shoprite Holdings Ltd.	5,498,718	1.1
1,369,380		Woolworths Holdings Ltd./South Africa	7,841,155	1.6
			84,977,663	16.9

		South Korea: 4.1%
45,597	@	Hyundai Motor Co.	5,393,737	1.0
146,900		Kia Motors Corp.	5,535,104	1.1
8,021		Samsung Electronics Co., Ltd.	9,988,962	2.0
			20,917,803	4.1

		Taiwan: 7.8%
1,177,501		Delta Electronics, Inc.	5,745,407	1.2

10

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
42,000		Largan Precision Co. Ltd.	3,884,297	0.8
1,116,000		President Chain Store Corp.	8,719,706	1.7
1,432,223		Taiwan Semiconductor Manufacturing Co., Ltd.	7,217,970	1.4
522,191	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,697,070	2.7
			39,264,450	7.8

		Thailand: 1.8%
918,200		Kasikornbank PCL	4,458,689	0.9
335,900		Siam Cement PCL	4,563,348	0.9
			9,022,037	1.8

		Turkey: 0.5%
220,530		Ford Otomotiv Sanayi A/S	2,347,139	0.5

		United Kingdom: 1.1%
94,990		SABMiller PLC	5,539,761	1.1

		United States: 1.6%
57,990	@	EPAM Systems, Inc.	3,729,337	0.7
87,970	@,L	Luxoft Holding, Inc.	4,576,199	0.9
			8,305,536	1.6

	Total Common Stock (Cost $459,807,726)		488,814,608	97.0

PREFERRED STOCK: 2.0%
		Brazil: 2.0%
969,496		Itau Unibanco Holding S.A.	9,132,693	1.8
1,117,870	@	Marcopolo SA	835,192	0.2

	Total Preferred Stock (Cost $14,331,151)		9,967,885	2.0

WARRANTS: 0.7%
		China: 0.2%
529,730	@	Chongqing Changan Automobile Co. Ltd.	1,090,078	0.2

		Saudi Arabia: 0.5%
176,026	@,Z	Almarai Co.	2,566,616	0.5

	Total Warrants (Cost $3,713,181)		3,656,694	0.7

	Total Long-Term Investments (Cost $477,852,058)		502,439,187	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 2.3%
2,723,976	Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $2,724,006, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,778,456, due 08/15/16-11/15/45)	2,723,976	0.5
2,723,976	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,724,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,778,456, due 07/15/16-09/20/65)	2,723,976	0.6
2,723,976	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,724,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,778,456, due 07/07/16-02/01/49)	2,723,976	0.6
2,723,976	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $2,724,010, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $2,778,456, due 03/15/18-09/09/49)	2,723,976	0.5

11

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
573,358	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $573,365, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $584,825, due 12/01/16-02/20/66)	573,358	0.1
		11,469,262	2.3

	Total Short-Term Investments (Cost $11,469,262)	11,469,262	2.3

	Total Investments in Securities (Cost $489,321,320)	$513,908,449	102.0
	Liabilities in Excess of Other Assets	(9,944,609)	(2.0)
	Net Assets	$503,963,840	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $489,774,521.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$83,782,308
Gross Unrealized Depreciation	(59,648,380)

Net Unrealized Appreciation	$24,133,928

12

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 59.8%
		Consumer Discretionary: 7.3%
112,800	@	Amazon.com, Inc.	80,721,936	1.3
127,179	@	Autozone, Inc.	100,959,777	1.7
1,132,000		Comcast Corp. – Class A	73,795,080	1.2
445,924		Compass Group PLC	8,483,922	0.1
668,259		Hilton Worldwide Holdings, Inc.	15,055,875	0.2
1,198,596		Johnson Controls, Inc.	53,049,859	0.9
1,877,196	@	Liberty Global PLC - Class C	53,781,666	0.9
118,396	@	Liberty Global PLC LILAC Group C	3,846,686	0.1
580,700		Lowe's Cos, Inc.	45,974,019	0.8
22,208	@	O'Reilly Automotive, Inc.	6,020,589	0.1
			441,689,409	7.3

		Consumer Staples: 5.1%
501,000		Altria Group, Inc.	34,548,960	0.6
414,700		CVS Health Corp.	39,703,378	0.6
1,704,493		Mondelez International, Inc.	77,571,477	1.3
491,082		PepsiCo, Inc.	52,025,227	0.9
918,400		Philip Morris International, Inc.	93,419,648	1.5
161,799		SABMiller PLC	9,436,023	0.2
			306,704,713	5.1

		Energy: 0.6%
1,197,600	L	Canadian Natural Resources Ltd.	36,922,008	0.6

		Financials: 11.8%
239,429	@	Affiliated Managers Group, Inc.	33,704,420	0.6
497,400		American Tower Corp.	56,509,614	0.9
3,361,300		Bank of New York Mellon Corp.	130,586,505	2.1
121,100		Blackrock, Inc.	41,480,383	0.7
454,802		Julius Baer Group Ltd.	18,305,016	0.3
4,420,000		Marsh & McLennan Cos., Inc.	302,593,200	5.0
405,200		State Street Corp.	21,848,384	0.4
900,886		Willis Towers Watson PLC	111,989,139	1.8
			717,016,661	11.8

		Health Care: 18.2%
2,929,600		Abbott Laboratories	115,162,576	1.9
769,200		Aetna, Inc.	93,942,396	1.5
52,800	@	Allergan plc	12,201,552	0.2
673,449		Becton Dickinson & Co.	114,210,216	1.9
74,403	@	Biogen, Inc.	17,992,133	0.3
2,215,616		Danaher Corp.	223,777,216	3.7
162,350		Humana, Inc.	29,203,518	0.5
1,228,500		PerkinElmer, Inc.	64,397,970	1.1
2,179,310		Pfizer, Inc.	76,733,505	1.3
1,238,268		Thermo Fisher Scientific, Inc.	182,966,480	3.0
593,224		UnitedHealth Group, Inc.	83,763,229	1.4
1,866,489		Zoetis, Inc.	88,583,568	1.4
			1,102,934,359	18.2

		Industrials: 5.6%
316,300		Ametek, Inc.	14,622,549	0.2
193,300		Boeing Co.	25,103,871	0.4
1,986,417		Capita Group PLC	25,596,135	0.4
180,100		IDEX Corp.	14,786,210	0.3
262,973	@	IHS, Inc.	30,402,308	0.5
1,037,993		Pentair PLC	60,504,612	1.0
236,100		Roper Technologies, Inc.	40,269,216	0.7
724,044	@	Sensata Technologies Holdings N.V.	25,261,895	0.4
2,455,100		Tyco International Plc	104,587,260	1.7
			341,134,056	5.6

		Information Technology: 8.3%
20,100	@	Alphabet, Inc. - Class A	14,140,953	0.2
102,519	@	Alphabet, Inc. - Class C	70,953,400	1.2
628,600		Apple, Inc.	60,094,160	1.0
851,214	@	Fiserv, Inc.	92,552,498	1.5
242,595	@	FleetCor Technologies, Inc.	34,722,622	0.6
2,854,100		Microsoft Corp.	146,044,297	2.4
250,823		Texas Instruments, Inc.	15,714,061	0.3
880,900		Visa, Inc. - Class A	65,336,353	1.1
			499,558,344	8.3

		Materials: 0.6%
499,096		LyondellBasell Industries NV - Class A	37,142,724	0.6

		Telecommunication Services: 0.7%
378,871	@	SBA Communications Corp.	40,895,336	0.7

		Utilities: 1.6%
1,487,437		PG&E Corp.	95,076,973	1.6
80,600		Xcel Energy, Inc.	3,609,268	0.0
			98,686,241	1.6

	Total Common Stock (Cost $3,045,859,829)		3,622,683,851	59.8

PREFERRED STOCK: 1.8%
		Financials: 1.2%
316,265	@	American Tower Corp.	35,915,844	0.6
23,000	@,P	Charles Schwab Corp./The	617,320	0.0
250,000	@,P	Charles Schwab Corp./The	6,820,000	0.1
90,000	@,P	State Street Corp.	2,415,600	0.0
165,000	@,P	State Street Corp.	4,603,500	0.1
205,000	@,P	US Bancorp Series F	5,352,550	0.1
166,000	@,P	US Bancorp Series G	5,112,800	0.1
11,000	@	Wells Fargo & Co.	14,291,200	0.2
			75,128,814	1.2

		Utilities: 0.6%
189,375	@,P	SCE Trust I	5,024,119	0.1
29,790	@,P	SCE Trust II	779,008	0.0
324,305	@,P	SCE Trust III	9,404,845	0.2
540,000	@,L,P	SCE Trust IV	15,049,800	0.2

13

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
175,000	@,P	SCE Trust V	4,996,250	0.1
			35,254,022	0.6

	Total Preferred Stock (Cost $98,712,087)		110,382,836	1.8

Principal Amount†					Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.9%
				Basic Materials: 0.2%
	6,130,000			Cytec Industries, Inc., 3.950%, 05/01/25	6,123,251	0.1
	3,920,000			Ecolab, Inc., 2.000%, 01/14/19	3,973,579	0.1
					10,096,830	0.2

				Cable & Satellite Television: 0.5%
	29,450,000			UPC Financing Partnership, 3.414%, 06/30/21	28,784,312	0.5

				Communications: 5.2%
	7,190,000			Amazon.com, Inc., 2.600%, 12/05/19	7,506,698	0.1
	15,500,000			CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, 01/31/22	16,391,250	0.3
	4,250,000	#		Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 09/15/20	4,313,750	0.1
	3,947,568			Charter Communications Operating LLC, 3.000%, 01/03/21	3,927,830	0.1
	4,449,187			Charter Communications Operating LLC, 3.000%, 07/01/20	4,429,028	0.1
	2,725,000	#		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	2,851,718	0.0
	8,407,000			DISH DBS Corp., 4.625%, 07/15/17	8,575,140	0.1
	46,569,466			Intelsat Jackson Holdings SA - TL B2, 3.750%, 06/30/19	42,320,002	0.7
	2,500,000			Lamar Media Corp., 5.875%, 02/01/22	2,612,500	0.0
	22,400,000			SBA Telecommunications, Inc., 5.750%, 07/15/20	23,128,000	0.4
	5,250,000	#		Sirius XM Radio, Inc., 5.750%, 08/01/21	5,466,562	0.1
	750,000	#		Sirius XM Radio, Inc., 5.875%, 10/01/20	779,062	0.0
	9,439,679			Telesat Canada, 3.500%, 03/28/19	9,404,280	0.2
CAD	1,198,125			Telesat Canada, 4.400%, 03/28/17	923,900	0.0
CAD	7,740,000			Telesat Canada, 4.430%, 03/28/19	5,974,097	0.1
	14,490,000	#		Telesat Canada, 6.000%, 05/15/17	14,480,944	0.2
	3,430,000			Time Warner Cable, Inc., 5.850%, 05/01/17	3,551,395	0.1
	1,400,000			T-Mobile USA, Inc., 5.250%, 09/01/18	1,429,750	0.0
	20,225,000			T-Mobile USA, Inc., 6.542%, 04/28/20	20,857,233	0.3
	8,825,000			T-Mobile USA, Inc., 6.625%, 11/15/20	9,133,875	0.1
	11,550,000	#		Unitymedia GmbH, 6.125%, 01/15/25	11,895,345	0.2
	9,550,000	#		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.500%, 01/15/23	9,633,562	0.2
EUR	8,800,000		#	UPC Holding BV, 6.375%, 09/15/22	10,369,371	0.2
	26,383,500	#		UPCB Finance V Ltd., 7.250%, 11/15/21	27,603,737	0.5
	41,715,000	#		UPCB Finance VI Ltd., 6.875%, 01/15/22	43,540,031	0.7
	550,000	#		Virgin Media Finance PLC, 6.000%, 10/15/24	542,438	0.0
	6,200,000	#		Virgin Media Secured Finance PLC, 5.250%, 01/15/26	6,037,250	0.1
	17,662,500	#		Virgin Media Secured Finance PLC, 5.375%, 04/15/21	18,170,297	0.3
GBP	2,227,500		#	Virgin Media Secured Finance PLC, 6.000%, 04/15/21	3,065,455	0.0
					318,914,500	5.2

				Consumer, Cyclical: 4.6%
	3,525,000			American Honda Finance Corp., 0.950%, 05/05/17	3,524,503	0.1
	10,875,000			AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	11,534,242	0.2
	665,000			AutoZone, Inc., 1.625%, 04/21/19	668,872	0.0
	2,895,000			AutoZone, Inc., 2.500%, 04/15/21	2,951,719	0.0
	9,850,000			Cedar Fair L.P. / Canadas Wonderland Co. / Magnum Management Corp., 5.250%, 03/15/21	10,155,074	0.2
	3,319,880			Continental Airlines, Inc., 4.150%, 10/11/25	3,514,923	0.1
	720,300			Continental Airlines, Inc., 6.250%, 10/11/21	767,299	0.0
	1,374,366			Continental Airlines, Inc., 7.250%, 11/10/19	1,571,932	0.0
	1,816,127			Continental Airlines, Inc., 9.000%, 01/08/18	1,818,397	0.0
	992,909			Delta Air Lines, 5.300%, 10/15/20	1,058,689	0.0
	1,043,179			Delta Air Lines, 7.750%, 06/17/21	1,178,793	0.0
	13,175,000			Ford Motor Credit Co. LLC, 1.270%, 03/27/17	13,181,377	0.2
	17,815,000			Ford Motor Credit Co. LLC, 1.461%, 03/27/17	17,849,775	0.3

14

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Cyclical: (continued)
	6,350,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	6,501,727	0.1
	3,100,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	3,149,987	0.0
	8,450,000		Ford Motor Credit Co. LLC, 1.181%, 09/08/17	8,425,427	0.1
	12,600,000		Ford Motor Credit Co. LLC, 1.250%, 12/06/17	12,537,428	0.2
	4,250,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	4,260,582	0.1
	3,855,000		Ford Motor Credit Co. LLC, 2.145%, 01/09/18	3,890,200	0.1
	8,650,000		Ford Motor Credit Co. LLC, 2.375%, 03/12/19	8,777,017	0.1
	3,750,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,975,026	0.1
	3,850,000		Ford Motor Credit Co. LLC, 6.625%, 08/15/17	4,064,938	0.1
	8,172,039		Hilton Worldwide Finance LLC - TL B 1L, 3.500%, 10/25/20	8,187,362	0.1
	10,050,000		Hilton Worldwide Holdings, Inc., 5.625%, 10/15/21	10,408,936	0.2
	827,757		Kasima LLC - Term Loan B, 3.250%, 05/17/21	827,499	0.0
	5,850,000		Levi Strauss & Co., 6.875%, 05/01/22	6,237,563	0.1
	15,325,000		L Brands, Inc., 6.625%, 04/01/21	17,317,250	0.3
	9,475,000		L Brands, Inc., 6.900%, 07/15/17	10,071,925	0.2
	3,250,000		L Brands, Inc., 7.000%, 05/01/20	3,688,750	0.1
	8,250,000		L Brands, Inc., 8.500%, 06/15/19	9,611,250	0.2
	870,000		McDonald's Corp., 2.100%, 12/07/18	890,859	0.0
	13,525,000		Rite Aid Corp., 6.750%, 06/15/21	14,237,443	0.2
	19,075,000		Rite Aid Corp., 9.250%, 03/15/20	20,151,402	0.3
	11,776,000	#	Six Flags Entertainment Corp., 5.250%, 01/15/21	12,202,880	0.2
	3,275,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	3,410,094	0.1
	4,217,000		Tesla Motors, Inc., 1.250%, 03/01/21	3,486,932	0.1
	2,834,104		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	3,184,824	0.1
	377,082		US Airways 2010-1 Class B Pass Through Trust, 8.500%, 10/22/18	391,694	0.0
	513,590		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	547,672	0.0
	813,728		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	871,706	0.0
	2,976,318		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/27	3,143,736	0.0
	929,325		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	954,881	0.0
	4,680,000		Walgreens Boots Alliance, Inc., 1.750%, 05/30/18	4,718,264	0.1
	9,275,000		Yum! Brands, Inc., 3.750%, 11/01/21	9,124,281	0.1
	4,875,000	L	Yum! Brands, Inc., 3.875%, 11/01/20	4,972,500	0.1
	19,350,000		Yum! Brands, Inc. - TL B 1L, 3.192%, 06/16/23	3,361,517	0.1
				277,359,147	4.6

			Consumer, Non-cyclical: 3.4%
	5,025,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	5,113,405	0.1
	2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	3,034,260	0.1
	6,410,000		Anheuser-Busch InBev Finance, Inc., 1.897%, 02/01/21	6,608,723	0.1
	3,075,000		B&G Foods, Inc., 4.625%, 06/01/21	3,090,375	0.1
	3,805,000		Becton Dickinson & Co., 2.675%, 12/15/19	3,916,779	0.1
	5,525,000		Becton Dickinson and Co., 1.800%, 12/15/17	5,572,449	0.1
	3,900,000		Centene Corp., 5.750%, 06/01/17	3,992,625	0.1
	12,910,087		DaVita HealthCare Partners, Inc., 3.500%, 06/24/21	12,951,774	0.2
	29,175,000		DaVita HealthCare Partners, Inc., 5.750%, 08/15/22	30,633,750	0.5
EUR	1,910,566		DE Master Blenders, 4.250%, 07/02/22	2,131,192	0.0
	14,975,128		DE Master Blenders, 4.250%, 07/02/22	15,012,566	0.3
	3,735,000		Eli Lilly & Co., 1.250%, 03/01/18	3,763,976	0.1
	12,543,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	13,648,289	0.2
	4,175,000	#	Fresenius Medical Care US Finance II, Inc., 5.875%, 01/31/22	4,597,719	0.1
	1,297,000	#	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/21	1,446,155	0.0
	3,000,000		HCA, Inc., 3.750%, 03/15/19	3,112,500	0.1
	1,575,000		HCA, Inc., 4.250%, 10/15/19	1,645,875	0.0
	14,000,000		HCA, Inc., 6.500%, 02/15/20	15,557,500	0.3
	13,050,000		HCA, Inc., 8.000%, 10/01/18	14,583,375	0.2
	2,190,000		Johnson & Johnson, 1.125%, 11/21/17	2,202,299	0.0
	2,315,000		Kroger Co., 2.000%, 01/15/19	2,354,123	0.0
	4,945,000		Medtronic, Inc., 1.500%, 03/15/18	4,990,163	0.1
	4,860,000		Medtronic, Inc., 2.500%, 03/15/20	5,043,465	0.1

15

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,640,000		PepsiCo, Inc., 1.250%, 04/30/18	1,649,212	0.0
15,000,000		Pfizer, Inc., 1.200%, 06/01/18	15,078,735	0.3
8,210,805		Pinnacle Foods Finance LLC - TL G 1L, 3.000%, 04/29/20	8,221,800	0.1
7,336,875		Pinnacle Foods Finance LLC - TL H 1L, 3.250%, 04/29/20	7,342,986	0.1
1,850,000		Teleflex, Inc., 4.875%, 06/01/26	1,868,500	0.0
1,025,000	#	TreeHouse Foods, Inc., 6.000%, 02/15/24	1,098,595	0.0
2,680,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	2,695,027	0.0
2,525,000		WellCare Health Plans, Inc., 5.750%, 11/15/20	2,616,531	0.0
			205,574,723	3.4

		Energy: 3.9%
1,935,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	1,918,779	0.0
6,425,000		Chevron Corp., 1.365%, 03/02/18	6,461,867	0.1
11,150,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	11,470,562	0.2
25,550,000	L	Concho Resources, Inc./Midland TX, 7.000%, 01/15/21	26,380,375	0.4
7,812,000		Concho Resources, Inc., 5.500%, 10/01/22	7,890,120	0.1
23,250,000		Concho Resources, Inc., 5.500%, 04/01/23	23,424,375	0.4
7,750,000	L	Diamondback Energy, Inc., 7.625%, 10/01/21	8,224,687	0.1
18,800,000		EQT Corp., 4.875%, 11/15/21	20,016,322	0.3
3,645,000		EQT Corp., 8.125%, 06/01/19	4,018,284	0.1
3,745,000		Equitable Resources, Inc., 6.500%, 04/01/18	3,903,590	0.1
5,450,000		Matador Resources Co., 6.875%, 04/15/23	5,586,250	0.1
26,014,000	#	MPLX L.P., 4.500%, 07/15/23	25,260,557	0.4
3,050,000	#	MPLX L.P., 4.875%, 12/01/24	2,977,532	0.1
20,320,000	#	MPLX L.P., 5.500%, 02/15/23	20,665,664	0.4
1,145,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,143,779	0.0
6,750,000		Range Resources Corp., 4.875%, 05/15/25	6,463,125	0.1
12,700,000	L	Range Resources Corp., 5.000%, 03/15/23	11,969,750	0.2
10,925,000		Range Resources Corp., 5.750%, 06/01/21	10,733,812	0.2
8,375,000	L	Range Resources Corp., 5.000%, 08/15/22	7,935,313	0.1
10,335,000		Shell International Finance BV, 1.080%, 05/11/20	10,205,120	0.2
6,675,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	6,024,188	0.1
5,975,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	5,676,250	0.1
8,000,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 02/01/21	8,180,000	0.1
2,400,000		Targe Resources Partners, 4.125%, 11/15/19	2,388,000	0.0
			238,918,301	3.9

		Financial: 2.9%
6,135,000		American Tower Corp., 3.300%, 02/15/21	6,407,419	0.1
8,750,000		Bank of New York Mellon Corp., 4.950%, 06/20/20	8,793,750	0.1
1,800,000		CBRE Services, Inc., 5.000%, 03/15/23	1,865,621	0.0
14,832,000		Crown Castle International Corp., 4.875%, 04/15/22	16,325,582	0.3
24,600,000		Crown Castle International Corp., 5.250%, 01/15/23	27,700,830	0.5
22,371,000	#	Hockey Merger Sub 2, Inc., 7.875%, 10/01/21	21,532,087	0.4
30,079,624		HUB International Ltd., 4.250%, 10/02/20	25,218,184	0.4
4,150,000	#	HUB International Ltd, 9.250%, 02/15/21	4,357,500	0.1
2,275,000	#	Iron Mountain, Inc., 4.375%, 06/01/21	2,309,125	0.0
8,500,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	8,988,750	0.2
15,110,000		JPMorgan Chase & Co., 5.300%, 12/29/49	15,091,113	0.3
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/20	2,216,099	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/23	1,165,865	0.0
1,895,000		National Rural Utilities Cooperative Finance Corp., 0.950%, 04/24/17	1,895,430	0.0
175,000		Regions Bank/Birmingham AL, 7.500%, 05/15/18	192,006	0.0
6,640,000		State Street Corp., 5.250%, 12/29/49	6,855,800	0.1
74,000		Synovus Financial Corp., 5.125%, 06/15/17	75,643	0.0
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/26	4,395,951	0.1

16

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
18,565,000		Visa, Inc., 1.200%, 12/14/17	18,684,280	0.3
			174,071,035	2.9

		Industrial: 1.2%
1,795,000		Amphenol Corp., 1.550%, 09/15/17	1,796,088	0.0
525,000		Case New Holland, Inc., 7.875%, 12/01/17	567,000	0.0
3,600,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	3,614,263	0.1
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	2,255,860	0.0
8,420,000		CNH Industrial Capital LLC, 3.250%, 02/01/17	8,493,675	0.1
9,950,000		CNH Industrial Capital LLC, 3.625%, 04/15/18	9,999,750	0.2
875,000		CNH Industrial Capital LLC, 3.875%, 07/16/18	881,562	0.0
12,625,000		CNH Industrial Capital LLC, 6.250%, 11/01/16	12,793,064	0.2
1,765,000		Harris Corp., 1.999%, 04/27/18	1,774,771	0.0
9,816,667		Manitowoc Foodservice, Inc., 5.750%, 03/04/23	9,902,562	0.2
775,000	#	Manitowoc Foodservice, Inc., 9.500%, 02/15/24	868,000	0.0
1,250,000	#	Moog, Inc., 5.250%, 12/01/22	1,271,875	0.0
3,325,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	3,442,772	0.1
1,925,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	1,982,750	0.0
151,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	156,096	0.0
3,800,000		SBA Communications Corp., 4.875%, 07/15/22	3,785,750	0.1
10,770,000		SBA Communications Corp., 5.625%, 10/01/19	11,160,413	0.2
850,000		Xylem, Inc./NY, 4.875%, 10/01/21	927,950	0.0
			75,674,201	1.2

		Technology: 1.5%
6,840,000		Fiserv, Inc., 2.700%, 06/01/20	7,088,367	0.1
7,020,000		IHS, Inc., 5.000%, 11/01/22	7,283,250	0.1
1,450,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,479,000	0.0
6,078,700		Kronos, Inc., 4.500%, 10/30/19	6,073,636	0.1
10,844,495		Kronos, Inc. 2nd Lien Term Loan B, 9.750%, 04/30/20	10,943,907	0.2
1,400,000	#	NXP BV / NXP Funding LLC, 3.500%, 09/15/16	1,402,124	0.0
35,133,000	#	NXP BV / NXP Funding LLC, 3.750%, 06/01/18	35,923,492	0.6
10,150,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	10,581,375	0.2
2,311,873		NXP BV TL B 1L, 3.750%, 12/07/20	2,319,458	0.1
6,520,000		SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	6,666,700	0.1
			89,761,309	1.5

		Utilities: 0.5%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/20	4,390,013	0.1
2,080,000		CMS Energy Corp., 6.550%, 07/17/17	2,190,487	0.0
970,000		CMS Energy Corp., 8.750%, 06/15/19	1,170,018	0.0
865,000	+	Dominion Resources, Inc./VA, 2.962%, 07/01/19	881,227	0.0
2,440,000		Otter Tail Corp., 9.000%, 12/15/16	2,509,023	0.0
4,000,000		Southern California Gas Co., 3.200%, 06/15/25	4,298,712	0.1
7,000,000		Southern Co/The, 1.550%, 07/01/18	7,049,231	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/19	3,252,969	0.1
2,031,683		Texas Competitive Electric Holdings Co. LLC, 3.750%, 11/07/16	2,030,836	0.0
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/26	2,587,888	0.1
			30,360,404	0.5

	Total Corporate Bonds/Notes (Cost $1,443,913,249)		1,449,514,762	23.9

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
2,681,063	#	DB Master Finance LLC 2015-1 A2I, 3.262%, 02/20/45	2,713,177	0.0
6,315,000	#	Taco Bell Funding LLC, 3.832%, 05/25/46	6,410,083	0.1
3,984,888	#	Wendys Funding LLC 2015-1A A2I, 3.371%, 06/15/45	4,019,074	0.1

	Total Asset-Backed Securities (Cost $12,980,950)		13,142,334	0.2

	Total Long-Term Investments (Cost $4,601,466,115)		5,195,723,783	85.7

SHORT-TERM INVESTMENTS: 12.6%
		Corporate Bonds/Notes: 0.0%
1,925,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.625%, 12/15/16
		(Cost $1,909,079)	1,929,812	0.0

17

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 0.2%
2,441,180	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,441,208, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $2,490,033, due 01/01/30-06/20/46)	2,441,180	0.1
2,441,180	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,441,211, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,490,003, due 07/15/16-09/20/65)	2,441,180	0.0
2,441,180	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,441,213, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,490,004, due 07/07/16-02/01/49)	2,441,180	0.1
513,797	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $513,803, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $524,073, due 01/01/19-07/01/46)	513,797	0.0
2,441,180	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,441,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,490,004, due 12/01/16-02/20/66)	2,441,180	0.0
		10,278,517	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 12.4%
749,100,340	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $749,100,340)	749,100,340	12.4

	Total Short-Term Investments (Cost $761,287,936)	761,308,669	12.6

	Total Investments in Securities (Cost $5,362,754,051)	$5,957,032,452	98.3
	Assets in Excess of Other Liabilities	102,330,380	1.7
	Net Assets	$6,059,362,832	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $5,375,317,533.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$651,519,319
Gross Unrealized Depreciation	(69,804,400)

Net Unrealized Appreciation	$581,714,919

18

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 8.8%
154,200		Carnival Corp.	6,815,640	0.6
190,900		Comcast Corp. – Class A	12,444,771	1.2
164,209		General Motors Co.	4,647,115	0.4
139,800		Johnson Controls, Inc.	6,187,548	0.6
208,600		Kohl's Corp.	7,910,112	0.7
220,700		Las Vegas Sands Corp.	9,598,243	0.9
155,900		Macy's, Inc.	5,239,799	0.5
359,100		Mattel, Inc.	11,236,239	1.1
651,900		News Corp - Class A	7,399,065	0.7
210,800		Staples, Inc.	1,817,096	0.2
17,766		Time Warner, Inc.	1,306,511	0.1
476,400		Twenty-First Century Fox, Inc. - Class B	12,981,900	1.2
61,900		Walt Disney Co.	6,055,058	0.6
			93,639,097	8.8

		Consumer Staples: 5.1%
301,400		Archer-Daniels-Midland Co.	12,927,046	1.2
457,000		Avon Products, Inc.	1,727,460	0.2
239,069		Diageo PLC	6,678,584	0.7
83,900		Kellogg Co.	6,850,435	0.7
9,900		McCormick & Co., Inc.	1,056,033	0.1
112,200		PepsiCo, Inc.	11,886,468	1.1
24,300		Philip Morris International, Inc.	2,471,796	0.2
135,600		Wal-Mart Stores, Inc.	9,901,512	0.9
			53,499,334	5.1

		Energy: 12.2%
23,300		Anadarko Petroleum Corp.	1,240,725	0.1
219,600		Apache Corp.	12,225,132	1.2
411,400		Canadian Natural Resources Ltd.	12,683,462	1.2
106,790		Chevron Corp.	11,194,796	1.1
291,600		Columbia Pipeline Group, Inc.	7,432,884	0.7
45,540		EQT Corp.	3,526,162	0.3
315,224		Exxon Mobil Corp.	29,549,098	2.8
156,000		Hess Corp.	9,375,600	0.9
104,700		Occidental Petroleum Corp.	7,911,132	0.7
8,228		PrairieSky Royalty Ltd.	153,682	0.0
347,600		Royal Dutch Shell PLC - Class A ADR	19,194,472	1.8
302,600	L	Total S.A. ADR	14,555,060	1.4
			129,042,205	12.2

		Financials: 22.0%
218,400		American Express Co.	13,269,984	1.2
128,600		Ameriprise Financial, Inc.	11,554,710	1.1
926,419		Bank of America Corp.	12,293,580	1.2
238,100		Bank of New York Mellon Corp.	9,250,185	0.9
15,825		Chubb Ltd.	2,068,486	0.2
271,100		Citigroup, Inc.	11,491,929	1.1
367,700		Fifth Third Bancorp	6,467,843	0.6
512,544		JPMorgan Chase & Co.	31,849,484	3.0
397,100		Loews Corp.	16,316,839	1.5
30,600		Macerich Co.	2,612,934	0.2
206,500		Marsh & McLennan Cos., Inc.	14,136,990	1.3
361,600		Metlife, Inc.	14,402,528	1.4
571,000		Morgan Stanley	14,834,580	1.4
191,300		Northern Trust Corp.	12,675,538	1.2
85,300		PNC Financial Services Group, Inc.	6,942,567	0.7
259,100		Rayonier, Inc.	6,798,784	0.6
1,689,327	@	Royal Bank of Scotland Group PLC	3,828,296	0.4
208,400		State Street Corp.	11,236,928	1.1
72,400		US Bancorp	2,919,892	0.3
255,100		Wells Fargo & Co.	12,073,883	1.1
295,951		Weyerhaeuser Co.	8,810,461	0.8
31,309		Willis Towers Watson PLC	3,892,022	0.4
86,600		XL Group Plc	2,884,646	0.3
			232,613,089	22.0

		Health Care: 9.5%
87,964		Anthem, Inc.	11,553,192	1.1
42,400		Becton Dickinson & Co.	7,190,616	0.7
163,200		Bristol-Myers Squibb Co.	12,003,360	1.1
68,400		Gilead Sciences, Inc.	5,705,928	0.6
317,823		GlaxoSmithKline PLC	6,825,286	0.6
166,800		Johnson & Johnson	20,232,840	1.9
35,900		Medtronic PLC	3,115,043	0.3
171,700		Merck & Co., Inc.	9,891,637	0.9
683,976		Pfizer, Inc.	24,082,795	2.3
			100,600,697	9.5

		Industrials: 13.5%
148,800		Boeing Co.	19,324,656	1.8
28,800		Canadian Pacific Railway Ltd	3,709,152	0.4
54,700		Cummins, Inc.	6,150,468	0.6
114,300		Deere & Co.	9,262,872	0.9
197,100		Emerson Electric Co.	10,280,736	1.0
81,000		Flowserve Corp.	3,658,770	0.3
1,022,600		General Electric Co.	32,191,448	3.0
111,900		Illinois Tool Works, Inc.	11,655,504	1.1
136,200		Pentair PLC	7,939,098	0.8
77,200		Southwest Airlines Co.	3,027,012	0.3
345,300		Tyco International Plc	14,709,780	1.4
95,300		Union Pacific Corp.	8,314,925	0.8
90,200		United Parcel Service, Inc. - Class B	9,716,344	0.9
23,800		United Technologies Corp.	2,440,690	0.2
			142,381,455	13.5

		Information Technology: 10.2%
139,700		Analog Devices, Inc.	7,912,608	0.7
35,300		Apple, Inc.	3,374,680	0.3
554,200		Applied Materials, Inc.	13,284,174	1.3
61,300		CA, Inc.	2,012,479	0.2
423,900		Cisco Systems, Inc.	12,161,691	1.1
158,100		Harris Corp.	13,191,864	1.2
389,900		Microsoft Corp.	19,951,183	1.9
249,300		Qualcomm, Inc.	13,355,001	1.3
50,200		TE Connectivity Ltd.	2,866,922	0.3
190,700		Texas Instruments, Inc.	11,947,355	1.1

19

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
174,300		Western Digital Corp.	8,237,418	0.8
			108,295,375	10.2

		Materials: 5.0%
245,800		CF Industries Holdings, Inc.	5,923,780	0.6
236,500		Du Pont E I de Nemours & Co.	15,325,200	1.5
2,663	@	Ingevity Corp.	90,648	0.0
295,493		International Paper Co.	12,522,993	1.2
172,800		Nucor Corp.	8,538,048	0.8
74,000		Vulcan Materials Co.	8,906,640	0.8
39,442		WestRock Co.	1,533,111	0.1
			52,840,420	5.0

		Telecommunication Services: 2.9%
190,110		CenturyLink, Inc.	5,515,091	0.5
392,709	@	Telefonica S.A.	3,728,323	0.3
317,258		Verizon Communications, Inc.	17,715,687	1.7
1,230,140		Vodafone Group PLC	3,750,542	0.4
			30,709,643	2.9

		Utilities: 8.5%
970,700		AES Corp.	12,114,336	1.2
137,200		Edison International	10,656,324	1.0
136,100		Entergy Corp.	11,071,735	1.1
201,000		Exelon Corp.	7,308,360	0.7
305,700		FirstEnergy Corp.	10,671,987	1.0
530,700		NiSource, Inc.	14,074,164	1.3
220,600		PG&E Corp.	14,100,752	1.3
213,400		Xcel Energy, Inc.	9,556,052	0.9
			89,553,710	8.5

	Total Common Stock (Cost $850,083,841)		1,033,175,025	97.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.2%
		Consumer, Non-cyclical: 0.0%
75,000	#	VPI Escrow Corp., 6.375%, 10/15/20	64,875	0.0
340,000	#	VRX Escrow Corp., 5.875%, 05/15/23	276,250	0.0
			341,125	0.0

		Technology: 0.2%
1,575,000	#	Western Digital Corp., 10.500%, 04/01/24	1,689,188	0.2

	Total Corporate Bonds/Notes (Cost $1,914,276)		2,030,313	0.2

	Total Long-Term Investments (Cost $851,998,117)		1,035,205,338	97.9

SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateralcc: 1.0%
2,664,780		Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,664,811, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $2,718,107, due 01/01/30-06/20/46)	2,664,780	0.2
2,664,780		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $2,664,814, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,718,076, due 07/15/16-09/20/65)	2,664,780	0.2
2,664,780		Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $2,664,817, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,718,076, due 07/07/16-02/01/49)	2,664,780	0.3
560,881		Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $560,888, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $572,099, due 06/01/22-11/20/45)	560,881	0.1

20

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
2,664,780	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $2,664,811, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,718,076, due 12/01/16-02/20/66)	2,664,780	0.2
		11,220,001	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
20,992,241	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $20,992,241)	20,992,241	2.0

	Total Short-Term Investments (Cost $32,212,242)	32,212,242	3.0

	Total Investments in Securities (Cost $884,210,359)	$1,067,417,580	100.9
	Liabilities in Excess of Other Assets	(9,798,312)	(0.9)
	Net Assets	$1,057,619,268	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $895,095,354.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$237,492,149
Gross Unrealized Depreciation	(65,169,923)

Net Unrealized Appreciation	$172,322,226

21

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Australia: 3.2%
193,754		Amcor Ltd.	2,178,495	1.0
156,452		Brambles Ltd.	1,460,700	0.7
11,601		CSL Ltd.	978,344	0.4
907,815	@	South32 Ltd.	1,064,675	0.5
64,996		Woodside Petroleum Ltd.	1,317,942	0.6
			7,000,156	3.2

		Brazil: 0.5%
111,100		Tim Participacoes SA ADR	1,172,105	0.5

		Canada: 2.4%
14,000		Alimentation Couche-Tard, Inc.	601,200	0.3
70,400		Canadian Natural Resources Ltd.	2,172,022	1.0
16,900		Canadian Pacific Railway Ltd.	2,175,763	1.0
7,800	@	Valeant Pharmaceuticals International, Inc. - CAD	157,274	0.1
516	@	Valeant Pharmaceuticals International, Inc. - USD	10,392	0.0
			5,116,651	2.4

		China: 4.9%
14,721	@	Alibaba Group Holding Ltd. ADR	1,170,761	0.6
9,350	@	Baidu, Inc. ADR	1,544,153	0.7
831,000	L	China Mengniu Diary Co., Ltd.	1,453,762	0.6
664,000		China Overseas Land & Investment Ltd.	2,116,733	1.0
26,400	@	Ctrip.com International Ltd. ADR	1,087,680	0.5
140,300		Tencent Holdings Ltd.	3,218,436	1.5
			10,591,525	4.9

		Denmark: 0.4%
52,235		GN Store Nord	943,590	0.4

		Finland: 1.0%
54,582		Sampo OYJ	2,232,212	1.0

		France: 3.1%
11,181		Air Liquide SA	1,164,860	0.5
36,745		BNP Paribas	1,611,478	0.7
996		Dassault Aviation SA	986,943	0.5
3,734		Iliad SA	753,764	0.4
37,702		Schneider Electric SE	2,199,571	1.0
			6,716,616	3.1

		Germany: 5.3%
35,396		Bayer AG	3,555,009	1.6
24,875		Brenntag AG	1,204,999	0.5
34,608		Fresenius SE & Co. KGaA	2,542,921	1.2
13,635		Linde AG	1,899,863	0.9
6,711		Merck KGaA	682,129	0.3
16,507	#,@	Scout24 AG	613,578	0.3
25,084	L	Wirecard AG	1,104,853	0.5
			11,603,352	5.3

		Hong Kong: 4.7%
731,400		AIA Group Ltd.	4,398,439	2.0
68,740		Cheung Kong Property Holdings Ltd.	433,107	0.2
306,240		CK Hutchison Holdings Ltd.	3,368,781	1.6
33,300		Jardine Matheson Holdings Ltd.	1,946,842	0.9
			10,147,169	4.7

		India: 5.3%
48,951		Axis Bank Ltd.	388,974	0.2
43,615		Axis Bank Ltd. GDR	1,694,175	0.8
140,243		Housing Development Finance Corp.	2,612,804	1.2
63,756		Infosys Ltd.	1,106,446	0.5
860,031		NTPC Ltd.	1,996,014	0.9
603,219		Power Grid Corp. of India Ltd.	1,460,519	0.7
57,290		Tata Consultancy Services Ltd.	2,171,240	1.0
			11,430,172	5.3

		Indonesia: 1.5%
1,763,500		Bank Central Asia Tbk PT	1,785,646	0.8
4,754,100	@	Sarana Menara Nusantara Tbk PT	1,529,228	0.7
			3,314,874	1.5

		Ireland: 0.4%
53,349		James Hardie Industries SE	826,237	0.4

		Italy: 0.7%
207,278		Banca Mediolanum SpA	1,422,668	0.7

		Japan: 15.3%
63,000		Air Water, Inc.	926,973	0.4
242,800		Astellas Pharma, Inc.	3,807,673	1.7
5,500		Calbee, Inc.	230,098	0.1
34,800		Chugai Pharmaceutical Co., Ltd.	1,240,210	0.6
21,400	L	CyberAgent, Inc.	1,295,368	0.6
10,200		Fanuc Ltd.	1,659,267	0.8
109,300		Inpex Corp.	854,792	0.4
80,800		Japan Tobacco, Inc.	3,256,418	1.5
23,500	L	Kansai Paint Co., Ltd.	474,457	0.2
27,900		Koito Manufacturing Co., Ltd.	1,284,640	0.6
212,000		Mitsubishi Electric Corp.	2,530,932	1.2
72,400		Nippon Telegraph & Telephone Corp.	3,395,192	1.6
41,600		Olympus Corp.	1,553,411	0.7
45,500		Seven & I Holdings Co., Ltd.	1,907,729	0.9
13,700		SoftBank Group Corp.	774,763	0.3
220,500		Sumitomo Corp.	2,222,618	1.0
39,400		Suzuki Motor Corp.	1,066,870	0.5
75,800		Tokio Marine Holdings, Inc.	2,523,464	1.2

22

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
484,900		Yahoo! Japan Corp.	2,150,222	1.0
			33,155,097	15.3

		Malaysia: 0.5%
1,572,800		Astro Malaysia Holdings Bhd	1,143,074	0.5

		Mexico: 1.1%
254,900		Grupo Financiero Santander Mexico SAB de CV ADR	2,317,041	1.1

		Netherlands: 5.7%
103,462	@,L	Altice NV - A	1,544,844	0.7
23,362		ASML Holding NV	2,299,724	1.1
44,575		Airbus Group SE	2,555,047	1.2
208,726		ING Groep NV	2,159,470	1.0
20,100	@	NXP Semiconductor NV - NXPI - US	1,574,634	0.7
79,388		Royal Dutch Shell PLC - Class B	2,193,389	1.0
			12,327,108	5.7

		Russia: 0.2%
10,225		Magnit PJSC GDR	340,892	0.2

		South Korea: 2.5%
2,511		LG Household & Health Care Ltd.	2,452,131	1.1
2,830		NAVER Corp.	1,753,230	0.8
1,004		Samsung Electronics Co., Ltd.	1,250,333	0.6
			5,455,694	2.5

		Spain: 2.7%
53,916		Amadeus IT Holding S.A.	2,375,482	1.1
256,191		Banco Bilbao Vizcaya Argentaria S.A.	1,467,841	0.7
117,100		Grifols SA ADR	1,952,057	0.9
			5,795,380	2.7

		Sweden: 3.7%
65,378		Assa Abloy AB	1,345,011	0.6
62,889	L	Hexagon AB	2,301,483	1.0
80,149		Svenska Cellulosa AB SCA	2,575,241	1.2
158,120		Svenska Handelsbanken AB	1,919,658	0.9
			8,141,393	3.7

		Switzerland: 6.7%
89,905		Credit Suisse Group AG	957,706	0.5
69,063		GAM Holding Ltd.	737,273	0.3
48,913		Julius Baer Group Ltd.	1,968,666	0.9
39,295		Nestle S.A.	3,044,511	1.4
39,698		Novartis AG	3,276,615	1.5
12,643		Roche Holding AG	3,336,233	1.5
3,264		Syngenta AG	1,252,882	0.6
			14,573,886	6.7

		Taiwan: 1.6%
707,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,563,066	1.6

		Thailand: 0.4%
669,600		CP ALL PCL	960,501	0.4

		Turkey: 0.6%
467,526		Turkiye Garanti Bankasi A/S	1,234,938	0.6

		United Arab Emirates: 0.8%
109,724		DP World Ltd.	1,823,813	0.8

		United Kingdom: 14.6%
140,975		ARM Holdings PLC	2,141,382	1.0
388,837		Aviva PLC	2,049,682	0.9
194,240		Sky PLC	2,207,247	1.0
87,737		Burberry Group PLC	1,364,793	0.6
231,894		Capita Group PLC	2,988,089	1.4
71,549		Compass Group PLC	1,361,255	0.6
51,906		easyJet PLC	754,282	0.3
112,565		Experian PLC	2,135,602	1.0
2,757	@	Liberty Global PLC LILAC Group A	88,941	0.1
33,672	@,L	Liberty Global PLC LILAC Group C	1,094,003	0.5
22,000	@,L	LivaNova PLC	1,105,060	0.5
1,815,041		Lloyds Banking Group Plc	1,314,623	0.6
17,467		Prudential PLC	296,397	0.1
527,175	@	Royal Bank of Scotland Group PLC	1,194,666	0.6
25,691		SABMiller PLC	1,498,284	0.7
47,347		Shire PLC	2,926,178	1.4
79,172		Smith & Nephew PLC	1,344,440	0.6
60,314		Standard Chartered PLC	457,603	0.2
1,033,742		Vodafone Group PLC	3,151,750	1.5
104,219		WPP PLC	2,172,082	1.0
			31,646,359	14.6

		United States: 6.2%
7,772		Anheuser-Busch InBev Worldwide, Inc.	1,027,746	0.5
28,100		Las Vegas Sands Corp.	1,222,069	0.6
22,100	@	Liberty Global PLC - Class A	642,226	0.3
70,900	@	Liberty Global PLC - Class C	2,031,285	0.9
18,000	@,L	Mobileye NV	830,520	0.4
14,500		Philip Morris International, Inc.	1,474,940	0.7
4,090	@	Priceline.com, Inc.	5,105,997	2.3
366,600	L	Samsonite International SA	1,015,065	0.5
			13,349,848	6.2

	Total Common Stock (Cost $206,645,975)		208,345,417	96.0

PREFERRED STOCK: 1.1%
		Brazil: 0.9%
199,176		Itau Unibanco Holding S.A.	1,876,246	0.9

		United States: 0.2%
3,895	@	Peixe Urbano, Inc. - Series A	78	0.0
17,165	@	Peixe Urbano, Inc. - Series C	7,381	0.0

23

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	United States: (continued)
9,427	@ Xiaoju Kuaizhi, Inc., Series A-17	360,367	0.2
		367,826	0.2

	Total Preferred Stock (Cost $2,758,824)	2,244,072	1.1

	Total Long-Term Investments (Cost $209,404,799)	210,589,489	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc: 2.7%
1,410,649	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,410,667, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,438,862, due 07/15/16-09/20/65)	1,410,649	0.6
1,410,649	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,410,668, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,438,862, due 07/07/16-02/01/49)	1,410,649	0.7
1,410,649	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $1,410,666, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $1,438,862, due 01/01/19-07/01/46)	1,410,649	0.7
296,893	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $296,897, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $302,831, due 06/01/22-11/20/45)	296,893	0.1
1,410,649	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,410,665, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,438,862, due 12/01/16-02/20/66)	1,410,649	0.6
		5,939,489	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
3,926,533	T. Rowe Price Reserve Investment Fund, 0.320%††
	(Cost $3,926,533)	3,926,533	1.8

	Total Short-Term Investments (Cost $9,866,022)	9,866,022	4.5

	Total Investments in Securities (Cost $219,270,821)	$220,455,511	101.6
	Liabilities in Excess of Other Assets	(3,458,524)	(1.6)
	Net Assets	$216,996,987	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

24

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Cost for federal income tax purposes is $221,914,093.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$20,753,636
Gross Unrealized Depreciation	(22,212,218)

Net Unrealized Depreciation	$(1,458,582)

25

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.9%
		Basic Materials: 6.2%
750,000		Aleris International, Inc., 7.875%, 11/01/20	667,500	0.1
1,400,000	#,L	Anglo American Capital PLC, 4.875%, 05/14/25	1,344,000	0.2
1,760,000	L	ArcelorMittal, 6.125%, 06/01/25	1,760,000	0.3
500,000		ArcelorMittal, 6.500%, 03/01/21	516,250	0.1
2,365,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	2,299,962	0.3
480,000	#	BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC, 6.500%, 05/15/21	498,192	0.1
2,000,000	#	Cascades, Inc., 5.500%, 07/15/22	1,952,500	0.3
1,580,000	#	Constellium NV, 5.750%, 05/15/24	1,252,150	0.2
500,000	#,L	Constellium NV, 7.875%, 04/01/21	517,500	0.1
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,541,250	0.2
895,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	648,875	0.1
1,660,000	L	Freeport-McMoRan, Inc., 4.550%, 11/14/24	1,460,800	0.2
1,250,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	1,000,000	0.1
2,400,000		Freeport-McMoRan, Inc., 5.450%, 03/15/43	1,938,000	0.3
1,750,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	1,526,875	0.2
1,000,000		Hexion US Finance Corp., 6.625%, 04/15/20	841,300	0.1
1,220,000	L	Huntsman International LLC, 5.125%, 11/15/22	1,213,900	0.2
465,000	#	Kaiser Aluminum Corp., 5.875%, 05/15/24	478,950	0.1
2,075,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 10.500%, 04/15/23	2,220,250	0.3
2,204,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,763,200	0.3
4,000,000	±	Momentive Performance Materials, Inc., 8.875%, 10/15/20	–	–
480,000	#	PQ Corp., 6.750%, 11/15/22	500,400	0.1
2,250,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,935,000	0.3
1,075,000		Steel Dynamics, Inc., 5.125%, 10/01/21	1,103,219	0.2
1,000,000		Steel Dynamics, Inc., 5.500%, 10/01/24	1,025,000	0.2
1,700,000		Teck Resources Ltd., 4.500%, 01/15/21	1,487,500	0.2
1,700,000		Teck Resources Ltd., 5.200%, 03/01/42	1,122,000	0.2
2,335,000	L	Tronox Finance LLC, 6.375%, 08/15/20	1,745,412	0.3
2,000,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,740,000	0.3
2,250,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,376,563	0.4
945,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	973,350	0.1
945,000	#,L	WR Grace & Co-Conn, 5.625%, 10/01/24	972,169	0.1
			40,422,067	6.2

		Communications: 19.8%
400,000	#	Altice Financing SA, 6.500%, 01/15/22	405,500	0.1
1,080,000	#	Altice Financing SA, 6.625%, 02/15/23	1,064,470	0.2
1,000,000	#,L	Altice Finco SA, 8.125%, 01/15/24	972,500	0.1
1,530,000	#,L	Altice SA, 7.625%, 02/15/25	1,499,400	0.2
2,800,000	#	Altice SA, 7.750%, 05/15/22	2,838,500	0.4
1,890,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,667,925	0.3
885,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	896,062	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,036,754	0.2
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	1,028,750	0.2
1,130,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	1,149,775	0.2
2,395,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	2,472,837	0.4
3,000,000		CenturyLink, Inc., 5.625%, 04/01/20	3,116,250	0.5
675,000		CenturyLink, Inc., 7.500%, 04/01/24	683,437	0.1
950,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	909,625	0.1
818,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	857,190	0.1
2,250,000		Clear Channel Communications, Inc., 7.210%, 01/30/19	1,653,750	0.3
1,000,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	967,500	0.1
1,250,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,256,250	0.2

See Accompanying Notes to Financial Statements

26

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,000,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	956,500	0.1
1,760,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,812,800	0.3
500,000	#	CommScope, Inc., 5.500%, 06/15/24	509,375	0.1
2,600,000	L	CSC Holdings LLC, 5.250%, 06/01/24	2,366,000	0.4
2,450,000		DISH DBS Corp., 5.000%, 03/15/23	2,235,625	0.3
700,000		DISH DBS Corp., 5.875%, 11/15/24	656,250	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/22	975,000	0.1
1,750,000		DISH DBS Corp., 6.750%, 06/01/21	1,817,812	0.3
1,290,000	#	DISH DBS Corp., 7.750%, 07/01/26	1,335,150	0.2
1,000,000		Frontier Communications Corp., 7.125%, 03/15/19	1,065,000	0.2
730,000		Frontier Communications Corp., 8.875%, 09/15/20	782,012	0.1
920,000		Frontier Communications Corp., 10.500%, 09/15/22	976,925	0.1
1,825,000		Frontier Communications Corp., 11.000%, 09/15/25	1,902,563	0.3
861,000		GCI, Inc., 6.750%, 06/01/21	876,068	0.1
1,775,000		GCI, Inc., 6.875%, 04/15/25	1,804,962	0.3
2,100,000		Gray Television, Inc., 7.500%, 10/01/20	2,199,750	0.3
1,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	637,500	0.1
1,000,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	717,500	0.1
1,500,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	378,750	0.1
1,175,000		Lamar Media Corp., 5.375%, 01/15/24	1,230,813	0.2
500,000		Lamar Media Corp., 5.875%, 02/01/22	522,500	0.1
2,955,000		Level 3 Financing, Inc., 5.125%, 05/01/23	2,940,225	0.4
1,500,000	#	Level 3 Financing, Inc., 5.250%, 03/15/26	1,473,750	0.2
800,000		Level 3 Financing, Inc., 5.375%, 01/15/24	807,000	0.1
1,220,000		LIN Television Corp., 5.875%, 11/15/22	1,232,200	0.2
1,250,000		LIN Television Corp., 6.375%, 01/15/21	1,309,375	0.2
430,000	#	Match Group, Inc., 6.375%, 06/01/24	449,350	0.1
2,225,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	2,336,250	0.4
3,000,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	3,105,000	0.5
1,125,000	#	Neptune Finco Corp., 6.625%, 10/15/25	1,186,875	0.2
2,520,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,891,700	0.4
2,250,000		Netflix, Inc., 5.750%, 03/01/24	2,356,875	0.4
200,000		Netflix, Inc., 5.875%, 02/15/25	210,750	0.0
2,000,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,097,500	0.3
750,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	766,875	0.1
925,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	946,969	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/30	1,193,502	0.2
3,075,000	#	Numericable Group SA, 6.250%, 05/15/24	2,952,000	0.5
2,000,000	#	Numericable-SFR SA, 6.000%, 05/15/22	1,952,500	0.3
1,200,000	#	Numericable-SFR SA, 7.375%, 05/01/26	1,188,000	0.2
2,159,000	#	Plantronics, Inc., 5.500%, 05/31/23	2,137,410	0.3
1,335,000	#	Sable International Finance Ltd., 6.875%, 08/01/22	1,347,442	0.2
2,850,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	2,964,000	0.5
2,500,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,603,125	0.4
1,340,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	1,388,575	0.2
2,000,000		Sprint Capital Corp., 6.900%, 05/01/19	1,920,000	0.3
2,000,000		Sprint Corp., 7.125%, 06/15/24	1,592,500	0.2
500,000		Sprint Corp., 7.250%, 09/15/21	428,750	0.1
5,000,000		Sprint Nextel Corp., 6.000%, 11/15/22	3,959,500	0.6
1,000,000		Sprint Nextel Corp., 8.750%, 03/15/32	860,000	0.1
1,000,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,021,250	0.2
2,900,000	#	TEGNA, Inc., 5.500%, 09/15/24	2,997,875	0.5
750,000		T-Mobile USA, Inc., 6.250%, 04/01/21	785,153	0.1
1,200,000		T-Mobile USA, Inc., 6.500%, 01/15/26	1,270,500	0.2
3,000,000		T-Mobile USA, Inc., 6.625%, 11/15/20	3,105,000	0.5
2,950,000		T-Mobile USA, Inc., 6.731%, 04/28/22	3,113,135	0.5
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	265,000	0.0
2,500,000		Tribune Media Co., 5.875%, 07/15/22	2,500,000	0.4

See Accompanying Notes to Financial Statements

27

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
3,000,000	#	Univision Communications, Inc., 5.125%, 02/15/25	2,977,500	0.5
2,640,000	#	West Corp., 5.375%, 07/15/22	2,465,100	0.4
1,250,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,231,250	0.2
1,540,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,482,250	0.2
2,455,000	L	Windstream Corp., 7.500%, 04/01/23	2,203,363	0.3
2,360,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,419,000	0.4
			128,669,704	19.8

		Conglomerates: 0.2%
1,492,424		ServiceMaster Company, 3.250%, 07/01/21	1,494,514	0.2

		Consumer, Cyclical: 15.8%
2,000,000		AMC Entertainment, Inc., 5.875%, 02/15/22	2,020,000	0.3
1,160,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	1,023,700	0.2
542,000		ARAMARK Corp., 5.750%, 03/15/20	558,599	0.1
2,500,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,531,250	0.4
2,930,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	2,651,650	0.4
2,500,000	#	BMC Stock Holdings, Inc., 9.000%, 09/15/18	2,604,395	0.4
255,000	#	Boyd Gaming Corp., 6.375%, 04/01/26	267,750	0.0
1,180,000		Boyd Gaming Corp., 6.875%, 05/15/23	1,262,600	0.2
2,580,000	L	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	2,599,350	0.4
2,390,000		Caleres, Inc., 6.250%, 08/15/23	2,437,800	0.4
1,750,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,813,740	0.3
1,170,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	1,222,650	0.2
2,320,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	1,763,200	0.3
2,135,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	2,209,725	0.3
2,685,000		Century Communities, Inc., 6.875%, 05/15/22	2,591,025	0.4
1,790,000	L	Dana Holding Corp., 5.500%, 12/15/24	1,709,450	0.3
2,600,000	#	Dollar Tree, Inc., 5.750%, 03/01/23	2,775,500	0.4
1,715,000	#	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24	1,766,450	0.3
585,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	605,475	0.1
1,180,000	L	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,177,050	0.2
440,000	L	GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/21	454,300	0.1
880,000		GLP Capital L.P. / GLP Financing II, Inc., 5.375%, 04/15/26	913,000	0.1
970,000		Goodyear Tire & Rubber Co, 5.125%, 11/15/23	1,006,375	0.2
1,175,000	#	Guitar Center, Inc., 6.500%, 04/15/19	1,016,375	0.2
1,100,000	#,L	Guitar Center, Inc., 9.625%, 04/15/20	772,750	0.1
600,000	#	HD Supply, Inc., 5.250%, 12/15/21	631,314	0.1
350,000	#	HD Supply, Inc., 5.750%, 04/15/24	364,875	0.1
3,560,000	#	Hot Topic, Inc., 9.250%, 06/15/21	3,622,300	0.6
945,000	#,L	International Game Technology PLC, 5.625%, 02/15/20	1,000,519	0.1
980,000	#	International Game Technology PLC, 6.250%, 02/15/22	1,009,194	0.2
955,000	#	International Game Technology PLC, 6.500%, 02/15/25	966,937	0.1
430,000	#	JC Penney Corp., Inc., 5.875%, 07/01/23	434,300	0.1
1,320,000	L	JC Penney Corp., Inc., 8.125%, 10/01/19	1,374,450	0.2
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	904,200	0.1
880,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	904,200	0.1
1,750,000		L Brands, Inc., 6.750%, 07/01/36	1,757,647	0.3
2,000,000		LKQ Corp., 4.750%, 05/15/23	1,975,000	0.3
2,065,000		M/I Homes, Inc., 6.750%, 01/15/21	2,065,000	0.3
1,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	994,525	0.1
350,000		Meritage Homes Corp., 7.150%, 04/15/20	377,125	0.1
2,185,000		Meritage Homes Corp., 7.000%, 04/01/22	2,370,725	0.4
2,000,000		MGM Resorts International, 6.625%, 12/15/21	2,185,000	0.3
2,000,000		MGM Resorts International, 6.750%, 10/01/20	2,195,000	0.3
1,000,000		MGM Resorts International, 8.625%, 02/01/19	1,128,000	0.2

See Accompanying Notes to Financial Statements

28

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
900,000	#	MGP Escrow Issuer LLC / MGP Escrow Co-Issuer, Inc., 5.625%, 05/01/24	954,000	0.1
665,000	#,L	Michaels Stores, Inc., 5.875%, 12/15/20	694,925	0.1
1,200,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	1,218,000	0.2
2,600,000	#,&,L	Neiman Marcus Group LLC., 8.750%, 10/15/21	1,989,000	0.3
2,000,000		Oshkosh Corp., 5.375%, 03/01/22	2,070,000	0.3
965,000		Penske Automotive Group, Inc., 5.500%, 05/15/26	919,162	0.1
400,000		PulteGroup, Inc., 5.500%, 03/01/26	412,000	0.1
2,415,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,592,865	0.4
2,000,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	2,065,000	0.3
1,050,000		Ryland Group, Inc., 5.375%, 10/01/22	1,073,625	0.2
1,000,000	#	Schaeffler Finance BV, 4.750%, 05/15/21	1,026,250	0.2
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	276,250	0.0
299,903	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	306,651	0.0
810,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	818,100	0.1
1,815,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,483,763	0.2
1,640,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	1,631,800	0.2
580,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	580,000	0.1
2,250,000	L	Sonic Automotive, Inc., 5.000%, 05/15/23	2,216,250	0.3
2,500,000		Springs Industries, Inc., 6.250%, 06/01/21	2,537,500	0.4
1,250,000	#,L	Studio City Finance Ltd., 8.500%, 12/01/20	1,268,750	0.2
1,430,000		Toll Brothers Finance Corp., 4.875%, 11/15/25	1,419,275	0.2
2,050,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,814,250	0.3
1,750,000		US Airways Group, Inc., 6.125%, 06/01/18	1,806,875	0.3
2,220,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	1,903,650	0.3
505,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	518,256	0.1
2,540,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	2,571,750	0.4
350,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	363,563	0.1
			102,545,980	15.8

		Consumer, Non-cyclical: 18.9%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	2,047,500	0.3
110,000	#	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	111,925	0.0
2,145,000	#	Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 06/15/24	2,220,075	0.3
1,170,000	#	Alere, Inc., 6.375%, 07/01/23	1,225,575	0.2
1,225,000		Amsurg Corp., 5.625%, 11/30/20	1,270,937	0.2
2,000,000		Amsurg Corp., 5.625%, 07/15/22	2,062,500	0.3
1,000,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	1,045,620	0.2
1,180,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	784,700	0.1
1,165,000	#,L	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	1,019,375	0.2
2,000,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,930,000	0.3
1,210,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,228,150	0.2
2,070,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,971,675	0.3
1,872,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,876,680	0.3
1,755,000	#	CEB, Inc., 5.625%, 06/15/23	1,713,319	0.3
2,035,000	#	Centene Corp., 5.625%, 02/15/21	2,126,575	0.3
775,000	#	Centene Corp., 6.125%, 02/15/24	825,859	0.1
2,425,000		Central Garden & Pet Co., 6.125%, 11/15/23	2,534,125	0.4
750,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	660,000	0.1
1,000,000	L	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	932,090	0.1
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,003,750	0.2
1,790,000		Cott Beverages, Inc., 6.750%, 01/01/20	1,872,787	0.3
1,660,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,681,538	0.3
860,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	854,625	0.1
2,480,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	2,529,104	0.4
2,000,000		HCA Holdings, Inc., 6.250%, 02/15/21	2,150,000	0.3
1,185,000		HCA, Inc., 5.375%, 02/01/25	1,217,587	0.2
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,137,500	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/22	3,988,250	0.6
2,000,000		HCA, Inc., 8.000%, 10/01/18	2,235,000	0.3
2,370,000		HealthSouth Corp., 5.750%, 11/01/24	2,391,330	0.4

See Accompanying Notes to Financial Statements

29

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
440,000	#	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.500%, 06/01/22	433,400	0.1
440,000	#,L	Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp., 7.750%, 06/01/24	430,100	0.1
500,000		Hertz Corp., 6.750%, 04/15/19	510,538	0.1
1,500,000	L	Hertz Corp., 7.375%, 01/15/21	1,556,250	0.2
2,445,000	#	Hill-Rom Holdings, Inc., 5.750%, 09/01/23	2,512,237	0.4
2,405,000	#	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/23	2,465,125	0.4
470,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	444,150	0.1
2,250,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	2,190,937	0.3
2,250,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	2,230,313	0.3
1,723,078		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,680,001	0.3
605,000	#	LifePoint Health, Inc., 5.375%, 05/01/24	608,025	0.1
2,040,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	2,106,300	0.3
2,920,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,803,200	0.4
1,535,000	#	Molina Healthcare, Inc., 5.375%, 11/15/22	1,538,838	0.2
2,570,000	#	MPH Acquisition Holdings LLC, 7.125%, 06/01/24	2,704,925	0.4
1,170,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,228,500	0.2
645,000	#,L	NBTY, Inc., 7.625%, 05/15/21	647,419	0.1
1,255,000	#	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/24	1,319,319	0.2
1,100,000	#	Post Holdings, Inc., 7.750%, 03/15/24	1,211,375	0.2
1,100,000	#	Post Holdings, Inc., 8.000%, 07/15/25	1,225,125	0.2
475,000	#	Prestige Brands, Inc., 6.375%, 03/01/24	495,188	0.1
2,500,000		Quad/Graphics, Inc., 7.000%, 05/01/22	2,218,750	0.3
1,600,000	#,L	Quorum Health Corp., 11.625%, 04/15/23	1,624,000	0.3
1,000,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	894,380	0.1
1,750,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	1,723,750	0.3
2,250,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	2,255,625	0.4
145,000		Spectrum Brands, Inc., 5.750%, 07/15/25	151,706	0.0
1,500,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,569,375	0.2
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/22	1,066,250	0.2
2,060,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	2,090,900	0.3
510,000	#	Team Health, Inc., 7.250%, 12/15/23	547,036	0.1
2,323,000		Teleflex, Inc., 5.250%, 06/15/24	2,357,845	0.4
750,000		Tenet Healthcare Corp., 6.000%, 10/01/20	795,000	0.1
2,025,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,004,750	0.3
1,590,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,528,388	0.2
750,000		Tenet Healthcare Corp., 8.125%, 04/01/22	772,350	0.1
1,000,000		Tenet Healthcare Corp., 8.000%, 08/01/20	1,026,250	0.2
1,250,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	1,295,313	0.2
300,000		United Rentals North America, Inc., 6.125%, 06/15/23	313,875	0.1
2,500,000		United Rentals North America, Inc., 7.625%, 04/15/22	2,681,250	0.4
1,285,000	#	US Foods, Inc., 5.875%, 06/15/24	1,320,338	0.2
1,000,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	808,125	0.1
3,000,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	2,662,500	0.4
500,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	431,350	0.1
2,800,000	#	Vizient, Inc., 10.375%, 03/01/24	3,010,000	0.5
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	865,000	0.1
1,580,000	#	VRX Escrow Corp., 5.375%, 03/15/20	1,357,813	0.2
2,580,000	#	VRX Escrow Corp., 5.875%, 05/15/23	2,096,250	0.3
2,080,000	#,L	VRX Escrow Corp., 6.125%, 04/15/25	1,674,400	0.3
1,260,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,354,500	0.2
			122,486,485	18.9

		Diversified: 1.1%
2,905,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	2,995,781	0.5
1,285,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	1,233,600	0.2

See Accompanying Notes to Financial Statements

30

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Diversified: (continued)
2,500,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	2,631,250	0.4
			6,860,631	1.1

		Energy: 9.3%
2,000,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	1,695,000	0.3
610,000		Antero Resources Corp., 5.125%, 12/01/22	588,650	0.1
1,000,000		Antero Resources Corp., 6.000%, 12/01/20	1,015,840	0.1
2,385,000	#	California Resources Corp., 8.000%, 12/15/22	1,696,331	0.3
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	178,125	0.0
2,710,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	1,951,200	0.3
1,180,000	L	Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	1,141,650	0.2
2,000,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,860,992	0.3
500,000	#	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	514,065	0.1
1,900,000	L	Chesapeake Energy Corp., 7.250%, 12/15/18	1,662,500	0.2
1,250,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	1,171,875	0.2
1,500,000	L	Continental Resources, Inc./OK, 5.000%, 09/15/22	1,469,445	0.2
2,000,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 12/15/20	1,900,000	0.3
1,100,000		Ensco PLC, 5.200%, 03/15/25	765,875	0.1
700,000		Ensco PLC, 5.750%, 10/01/44	420,875	0.1
1,180,000	#	Halcon Resources Corp., 8.625%, 02/01/20	1,118,782	0.2
2,000,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,874,800	0.3
2,000,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	850,000	0.1
2,365,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	898,700	0.1
2,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 6.875%, 08/01/22	1,262,500	0.2
1,950,000		Memorial Resource Development Corp., 5.875%, 07/01/22	1,950,000	0.3
2,500,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,600,000	0.4
1,000,000		Newfield Exploration Co., 5.625%, 07/01/24	1,005,000	0.1
1,175,000		Northern Oil And Gas, Inc., 8.000%, 06/01/20	846,000	0.1
800,000	L	Oasis Petroleum, Inc., 6.875%, 03/15/22	744,000	0.1
2,715,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	2,674,275	0.4
640,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	657,630	0.1
2,300,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,317,250	0.4
640,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	566,400	0.1
215,000	#	Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	215,000	0.0
695,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	695,000	0.1
1,310,000		Sanchez Energy Corp., 6.125%, 01/15/23	1,018,525	0.2
976,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	832,040	0.1
5,260,000	±	SemGroup Corp. Escrow	–	–
1,784,000		SemGroup Corp., 7.500%, 06/15/21	1,730,480	0.3
1,000,000		SM Energy Co., 5.000%, 01/15/24	860,000	0.1
500,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	432,500	0.1
595,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	502,775	0.1
1,480,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	1,250,600	0.2
2,000,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	1,995,000	0.3
2,815,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,674,250	0.4
720,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.750%, 03/15/24	741,600	0.1
2,500,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,600,000	0.4

See Accompanying Notes to Financial Statements

31

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
950,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 05/01/24	999,875	0.1
1,000,000	L	Weatherford International LLC, 6.800%, 06/15/37	742,810	0.1
1,250,000	L	Weatherford International Ltd., 4.500%, 04/15/22	1,078,125	0.2
2,075,000	L	Whiting Petroleum Corp., 5.750%, 03/15/21	1,885,656	0.3
3,237,000		WPX Energy, Inc., 6.000%, 01/15/22	3,026,595	0.5
			60,678,591	9.3

		Financial: 6.5%
3,565,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.500%, 05/15/21	3,661,255	0.6
250,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 4.625%, 10/30/20	260,125	0.0
2,250,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	2,165,625	0.3
500,000		Ally Financial, Inc., 3.500%, 07/18/16	500,625	0.1
1,000,000		Ally Financial, Inc., 4.125%, 03/30/20	1,005,000	0.1
2,200,000		Ally Financial, Inc., 5.750%, 11/20/25	2,213,750	0.3
2,500,000		Ally Financial, Inc., 7.500%, 09/15/20	2,793,750	0.4
1,652,000		Ally Financial, Inc., 8.000%, 11/01/31	1,945,230	0.3
2,520,000		CBRE Services, Inc., 5.250%, 03/15/25	2,646,078	0.4
500,000		CIT Group, Inc., 4.250%, 08/15/17	510,500	0.1
1,000,000	#	CIT Group, Inc., 5.500%, 02/15/19	1,048,750	0.2
2,500,000		CIT Group, Inc., 5.000%, 08/15/22	2,550,000	0.4
1,775,000		Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.250%, 10/15/23	1,806,062	0.3
785,000		Equinix, Inc., 5.375%, 04/01/23	814,438	0.1
1,700,000		Equinix, Inc., 5.750%, 01/01/25	1,768,000	0.3
3,050,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	2,985,187	0.5
1,250,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	1,231,250	0.2
750,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	742,500	0.1
1,250,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,375,550	0.2
1,000,000		International Lease Finance Corp., 8.250%, 12/15/20	1,186,070	0.2
400,000	#	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	389,500	0.1
250,000		Iron Mountain, Inc., 5.750%, 08/15/24	253,750	0.0
565,000	#	Iron Mountain, Inc., 6.000%, 10/01/20	597,488	0.1
665,000		iStar Financial, Inc., 4.000%, 11/01/17	656,688	0.1
750,000		iStar Financial, Inc., 5.000%, 07/01/19	703,125	0.1
499,200	#,±	Lehman Brothers Holdings, Inc., 8.160%, 05/30/09	17,871	0.0
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	517,060	0.1
3,035,000		Navient Corp., 5.875%, 10/25/24	2,610,100	0.4
750,000		Navient Corp., 6.125%, 03/25/24	661,875	0.1
1,210,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,244,788	0.2
600,000		Springleaf Finance Corp., 5.250%, 12/15/19	561,000	0.1
500,000		Springleaf Finance Corp., 6.900%, 12/15/17	519,375	0.1
			41,942,365	6.5

		Industrial: 10.4%
2,630,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	2,682,600	0.4
630,000		AECOM, 5.750%, 10/15/22	645,750	0.1
1,880,000		AECOM, 5.875%, 10/15/24	1,936,400	0.3
2,116,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	2,232,380	0.3
250,000		Allegion PLC, 5.875%, 09/15/23	266,250	0.0
750,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	785,625	0.1
2,997,538	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	3,042,501	0.5
1,375,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	1,410,234	0.2
441,176	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	434,559	0.1
1,670,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	1,703,400	0.3
2,020,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,752,350	0.3
2,250,000	#	Builders FirstSource, Inc., 10.750%, 08/15/23	2,458,125	0.4
2,295,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	2,409,750	0.4
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,496,250	0.2

See Accompanying Notes to Financial Statements

32

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,768,098		FMG Resources August 2006 Pty Ltd, 2.750%, 06/28/19	1,696,269	0.3
2,500,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	2,281,250	0.3
2,280,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	2,006,400	0.3
2,010,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	2,065,275	0.3
1,735,000	#	Masonite International Corp., 5.625%, 03/15/23	1,808,737	0.3
2,525,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,594,437	0.4
2,000,000		Nortek, Inc., 8.500%, 04/15/21	2,075,500	0.3
1,595,000		Orbital ATK, Inc., 5.500%, 10/01/23	1,670,763	0.2
275,000	#,L	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	289,381	0.0
2,525,000	#	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/25	2,643,359	0.4
2,880,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	2,664,000	0.4
2,500,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,562,500	0.4
870,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	881,963	0.1
115,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	118,608	0.0
1,000,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,035,420	0.2
518,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	535,483	0.1
1,675,000	#	Sanmina Corp., 4.375%, 06/01/19	1,716,875	0.3
1,000,000		SBA Communications Corp., 4.875%, 07/15/22	996,250	0.1
1,000,000	#	Sealed Air Corp., 5.500%, 09/15/25	1,043,750	0.2
500,000	#	Sealed Air Corp., 6.500%, 12/01/20	571,250	0.1
2,515,000	#	Shape Technologies Group, Inc., 7.625%, 02/01/20	2,508,713	0.4
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/23	505,216	0.1
2,250,000	#	Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/22	2,393,438	0.4
800,000	#	TransDigm, Inc., 6.375%, 06/15/26	799,000	0.1
1,180,000		TransDigm, Inc., 6.500%, 05/15/25	1,187,375	0.2
1,340,000		TransDigm, Inc., 6.500%, 07/15/24	1,353,400	0.2
500,000		TransDigm, Inc., 6.000%, 07/15/22	505,090	0.1
1,320,000	#	WESCO Distribution, Inc., 5.375%, 06/15/24	1,323,300	0.2
1,000,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	925,000	0.1
710,437	#,&	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	387,188	0.1
1,260,000	#	Zekelman Industries, Inc., 9.875%, 06/15/23	1,282,050	0.2
			67,683,414	10.4

		Retailers (Except Food & Drug): 0.4%
2,487,361		Party City Holdings Inc. 2015 Term Loan B, 3.250%, 08/19/22	2,471,815	0.4

		Technology: 5.4%
2,000,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	2,185,000	0.3
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,887,500	0.3
1,500,000	#,&,L	Boxer Parent Co., Inc., 9.000%, 10/15/19	1,275,000	0.2
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,556,250	0.2
700,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	734,125	0.1
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,246,068	0.2
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 06/15/21	456,472	0.1
1,200,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,247,287	0.2
445,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 06/15/24	465,471	0.1
1,750,000		Emdeon, Inc., 11.000%, 12/31/19	1,862,000	0.3
2,001,000	#	Entegris, Inc., 6.000%, 04/01/22	2,056,027	0.3
500,000	#	First Data Corp., 5.000%, 01/15/24	503,125	0.1
370,000	#	First Data Corp., 5.375%, 08/15/23	377,126	0.1
1,000,000	#	First Data Corp., 5.750%, 01/15/24	995,000	0.1
3,650,000	#	First Data Corp., 7.000%, 12/01/23	3,718,438	0.6
1,500,000	#,L	IMS Health, Inc., 6.000%, 11/01/20	1,530,000	0.2
2,360,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	2,112,200	0.3
2,400,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,412,000	0.4

See Accompanying Notes to Financial Statements

33

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
910,000	#	MSCI, Inc., 5.250%, 11/15/24	935,025	0.1
865,000	#	MSCI, Inc., 5.750%, 08/15/25	901,763	0.1
1,500,000		NCR Corp., 4.625%, 02/15/21	1,490,625	0.2
500,000		NCR Corp., 5.000%, 07/15/22	492,500	0.1
750,000		NCR Corp., 6.375%, 12/15/23	768,750	0.1
1,780,000	#	Open Text Corp., 5.625%, 01/15/23	1,811,150	0.3
535,000	#	Open Text Corp., 5.875%, 06/01/26	539,013	0.1
510,000	#	Qorvo, Inc., 6.750%, 12/01/23	531,675	0.1
510,000	#	Qorvo, Inc., 7.000%, 12/01/25	540,600	0.1
405,000	#	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26	421,200	0.1
			35,051,390	5.4

		Utilities: 1.9%
870,000		AES Corp., 5.500%, 03/15/24	895,012	0.1
1,250,000		AES Corp., 7.375%, 07/01/21	1,415,625	0.2
70,000	L	AES Corp., 8.000%, 06/01/20	81,900	0.0
500,000		Calpine Corp., 5.375%, 01/15/23	490,000	0.1
2,085,000		Calpine Corp., 5.500%, 02/01/24	2,022,450	0.3
1,275,000		Calpine Corp., 5.750%, 01/15/25	1,244,719	0.2
3,000,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	2,910,000	0.4
1,750,000		NRG Energy, Inc., 6.250%, 07/15/22	1,719,375	0.3
475,000	#	NRG Energy, Inc., 7.250%, 05/15/26	475,000	0.1
307,000		NRG Energy, Inc., 7.875%, 05/15/21	319,280	0.1
805,000	L	NRG Energy, Inc., 8.250%, 09/01/20	831,163	0.1
			12,404,524	1.9

	Total Corporate Bonds/Notes
	(Cost $638,135,669)		622,711,480	95.9

SHORT-TERM INVESTMENTS: 6.1%
		Securities Lending Collateralcc: 6.1%
9,042,659		Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $9,042,763, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $9,223,620, due 01/01/30-06/20/46)	9,042,659	1.4
9,457,270		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $9,457,392, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $9,646,415, due 07/15/16-09/20/65)	9,457,270	1.5
9,457,270		Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $9,457,400, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,646,416, due 07/07/16-02/01/49)	9,457,270	1.4
9,457,270		Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $9,457,379, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $9,646,416, due 12/01/16-02/20/66)	9,457,270	1.4
2,404,984		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,405,016, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,472,536, due 04/15/18-01/15/29)	2,404,984	0.4
			39,819,453	6.1

	Total Short-Term Investments
	(Cost $39,819,453)		39,819,453	6.1

	Total Investments in Securities (Cost $677,955,122)		$662,530,933	102.0
	Liabilities in Excess of Other Assets		(13,018,803)	(2.0)
	Net Assets		$649,512,130	100.0

See Accompanying Notes to Financial Statements

34

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
±	Defaulted security

Cost for federal income tax purposes is $678,043,664.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$13,370,520
Gross Unrealized Depreciation	(28,883,251)

Net Unrealized Depreciation	$(15,512,731)

See Accompanying Notes to Financial Statements

35

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 21.5%
307,496	@	Amazon.com, Inc.	220,050,288	3.7
859,890	@	Burlington Stores, Inc.	57,363,262	1.0
2,238,706		Coach, Inc.	91,204,882	1.5
2,686,638		Comcast Corp. – Class A	175,141,931	3.0
1,821,437	@	Dish Network Corp. - Class A	95,443,299	1.6
884,511		Dollar General Corp.	83,144,034	1.4
1,172,482		Foot Locker, Inc.	64,322,362	1.1
751,972		Hasbro, Inc.	63,158,128	1.1
1,553,682		Home Depot, Inc.	198,389,655	3.4
2,436,900		Interpublic Group of Cos., Inc.	56,292,390	1.0
878,208		McDonald's Corp.	105,683,551	1.8
979,571		Starbucks Corp.	55,953,095	0.9
			1,266,146,877	21.5

		Consumer Staples: 10.5%
584,428		Church & Dwight Co., Inc.	60,131,797	1.0
1,047,544		Costco Wholesale Corp.	164,506,310	2.8
1,117,298		Mead Johnson Nutrition Co.	101,394,794	1.7
776,948	@	Monster Beverage Corp.	124,863,313	2.1
1,577,012		PepsiCo, Inc.	167,068,651	2.9
			617,964,865	10.5

		Financials: 6.0%
679,938		Aon PLC	74,269,628	1.3
192,238		Blackrock, Inc.	65,847,282	1.1
216,440		Equinix, Inc.	83,920,281	1.5
326,889		Intercontinental Exchange, Inc.	83,670,508	1.4
1,483,907		TD Ameritrade Holding Corp.	42,254,252	0.7
			349,961,951	6.0

		Health Care: 19.6%
963,994		AbbVie, Inc.	59,680,868	1.0
410,186	@	Allergan plc	94,789,883	1.6
722,754		Amgen, Inc.	109,967,021	1.9
472,440		Becton Dickinson & Co.	80,121,100	1.3
310,858	@	Biogen, Inc.	75,171,681	1.3
3,587,086	@	Boston Scientific Corp.	83,830,200	1.4
1,814,769		Bristol-Myers Squibb Co.	133,476,260	2.3
1,213,881		Danaher Corp.	122,601,981	2.1
924,260	@	Edwards Lifesciences Corp.	92,176,450	1.5
763,234		Gilead Sciences, Inc.	63,668,980	1.1
539,259		Merck & Co., Inc.	31,066,711	0.5
346,396	L	Shire PLC ADR	63,764,576	1.1
1,030,578		UnitedHealth Group, Inc.	145,517,614	2.5
			1,155,833,325	19.6

		Industrials: 9.0%
2,559,841		Delta Air Lines, Inc.	93,255,008	1.6
1,112,731		Fortune Brands Home & Security, Inc.	64,505,016	1.1
709,620		Honeywell International, Inc.	82,542,998	1.4
989,759		Ingersoll-Rand PLC - Class A	63,027,853	1.1
370,344		Northrop Grumman Corp.	82,320,064	1.4
470,195		Roper Technologies, Inc.	80,196,459	1.3
596,280		Stanley Black & Decker, Inc.	66,318,262	1.1
			532,165,660	9.0

		Information Technology: 29.2%
1,321,455	@	Adobe Systems, Inc.	126,582,174	2.1
348,246	@	Alphabet, Inc. - Class A	245,001,508	4.2
38,805	@	Alphabet, Inc. - Class C	26,856,941	0.5
1,008,620		Amphenol Corp.	57,824,185	1.0
3,136,966		Apple, Inc.	299,893,950	5.1
2,910,751		Applied Materials, Inc.	69,770,702	1.2
412,756		Broadcom Ltd.	64,142,282	1.1
1,544,944	@	Facebook, Inc.	176,556,200	3.0
676,671		Intuit, Inc.	75,523,250	1.3
3,539,185		Microsoft Corp.	181,100,096	3.1
2,185,078	@	PayPal Holdings, Inc.	79,777,198	1.3
1,067,481	@	Red Hat, Inc.	77,499,121	1.3
1,207,764	@	Salesforce.com, Inc.	95,908,539	1.6
1,894,700		Visa, Inc. - Class A	140,529,899	2.4
			1,716,966,045	29.2

		Materials: 3.5%
1,370,533	@	Crown Holdings, Inc.	69,444,907	1.2
1,090,666		Eastman Chemical Co.	74,056,222	1.2
1,412,190		Sealed Air Corp.	64,918,374	1.1
			208,419,503	3.5

	Total Common Stock
	(Cost $5,374,196,378)		5,847,458,226	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateralcc: 0.0%
246,279	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $246,282, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $251,205, due 07/15/16-09/20/65)
	(Cost $246,279)	246,279	0.0

See Accompanying Notes to Financial Statements

36

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.6%
36,217,600	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $36,217,600)	36,217,600	0.6

	Total Short-Term Investments
	(Cost $36,463,879)	36,463,879	0.6

	Total Investments in Securities (Cost $5,410,660,257)	$5,883,922,105	99.9
	Assets in Excess of Other Liabilities	6,029,176	0.1
	Net Assets	$5,889,951,281	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $5,418,021,433.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$669,216,939
Gross Unrealized Depreciation	(203,316,267)

Net Unrealized Appreciation	$465,900,672

See Accompanying Notes to Financial Statements

37

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 5.6%
808,609		Coach, Inc.	32,942,731	2.1
295,782	@	Dish Network Corp. - Class A	15,498,977	1.0
180,159		Hasbro, Inc.	15,131,554	1.0
193,661		McDonald's Corp.	23,305,165	1.5
440,822	@	Prime AET&D Holdings	–	–
			86,878,427	5.6

		Consumer Staples: 9.1%
694,290		Coca-Cola Co.	31,472,165	2.0
177,237		Kimberly-Clark Corp.	24,366,543	1.6
334,357		Kraft Heinz Co.	29,583,907	1.9
386,418		Philip Morris International, Inc.	39,306,439	2.5
240,785		Wal-Mart Stores, Inc.	17,582,121	1.1
			142,311,175	9.1

		Energy: 13.1%
243,744		Anadarko Petroleum Corp.	12,979,368	0.8
254,765		Baker Hughes, Inc.	11,497,544	0.7
511,290		Canadian Natural Resources Ltd.	15,763,071	1.0
287,324		Chevron Corp.	30,120,175	1.9
710,789		ENI SpA ADR	22,994,024	1.5
252,103		Occidental Petroleum Corp.	19,048,903	1.2
715,685		Royal Dutch Shell PLC - Class A ADR	39,520,126	2.5
403,567		Schlumberger Ltd.	31,914,078	2.1
411,678		Valero Energy Corp.	20,995,578	1.4
			204,832,867	13.1

		Financials: 26.4%
778,482		BB&T Corp.	27,721,744	1.8
221,157		Chubb Ltd.	28,907,431	1.8
287,018		Crown Castle International Corp.	29,112,236	1.9
394,659		Discover Financial Services	21,149,776	1.3
575,341		Gaming and Leisure Properties, Inc.	19,837,758	1.3
526,926		Hartford Financial Services Group, Inc.	23,384,976	1.5
744,570		JPMorgan Chase & Co.	46,267,580	3.0
2,389,721		Keycorp	26,406,417	1.7
813,777		Lazard Ltd.	24,234,279	1.5
367,210		Liberty Property Trust	14,585,581	0.9
410,494		Prudential Financial, Inc.	29,284,642	1.9
134,453		Simon Property Group, Inc.	29,162,856	1.9
400,138		T. Rowe Price Group, Inc.	29,198,070	1.9
1,327,025		Wells Fargo & Co.	62,808,093	4.0
			412,061,439	26.4

		Health Care: 11.3%
1,217,934	L	AstraZeneca PLC ADR	36,769,427	2.4
277,045		Gilead Sciences, Inc.	23,111,094	1.5
501,774		Medtronic PLC	43,538,930	2.8
851,864		Merck & Co., Inc.	49,075,885	3.1
169,394		UnitedHealth Group, Inc.	23,918,433	1.5
			176,413,769	11.3

		Industrials: 8.6%
241,820		Cummins, Inc.	27,190,241	1.7
278,920		Deere & Co.	22,603,677	1.4
225,677		General Dynamics Corp.	31,423,265	2.0
318,849		Lincoln Electric Holdings, Inc.	18,837,599	1.2
80,865		Lockheed Martin Corp.	20,068,267	1.3
137,427		Parker Hannifin Corp.	14,848,987	1.0
			134,972,036	8.6

		Information Technology: 9.7%
220,796		Apple, Inc.	21,108,098	1.3
1,735,146		Cisco Systems, Inc.	49,781,339	3.2
272,731		Lam Research Corp.	22,925,768	1.5
458,117		Microsoft Corp.	23,441,847	1.5
648,392		Qualcomm, Inc.	34,734,359	2.2
			151,991,411	9.7

		Materials: 3.1%
668,483		Dow Chemical Co.	33,230,290	2.1
314,807		Nucor Corp.	15,554,614	1.0
			48,784,904	3.1

		Telecommunication Services: 3.9%
1,414,007		AT&T, Inc.	61,099,242	3.9

		Utilities: 7.2%
912,903		Exelon Corp.	33,193,153	2.1
195,337		NextEra Energy, Inc.	25,471,945	1.6
520,726		PG&E Corp.	33,284,806	2.1
395,495		Southern Co.	21,210,397	1.4
			113,160,301	7.2

	Total Common Stock
	(Cost $1,446,079,654)		1,532,505,571	98.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
	Communications: –%
32,517	Tribune Co., Escrow	–	–

	Energy: 0.0%
1,685,000	± Samson Investment Co., 9.750%, 02/15/20	37,912	0.0

	Financial: –%
1,216,000	± Tropicana Entertainment, LLC, 9.625%, 12/15/14	–	–

	Total Corporate Bonds/Notes
	(Cost $1,372,582)	37,912	0.0

	Total Long-Term Investments
	(Cost $1,447,452,236)	1,532,543,483	98.0

See Accompanying Notes to Financial Statements

38

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc: 2.2%
7,923,149	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $7,923,240, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $8,081,706, due 01/01/30-06/20/46)	7,923,149	0.5
8,286,307	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $8,286,414, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,452,033, due 07/15/16-09/20/65)	8,286,307	0.5
8,286,307	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $8,286,421, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,452,033, due 07/07/16-02/01/49)	8,286,307	0.5
8,286,307	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $8,286,402, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $8,452,033, due 12/01/16-02/20/66)	8,286,307	0.5
2,107,247	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,107,275, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,166,436, due 04/15/18-01/15/29)	2,107,247	0.2
		34,889,317	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
20,115,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $20,115,000)	20,115,000	1.3

	Total Short-Term Investments
	(Cost $55,004,317)	55,004,317	3.5

	Total Investments in Securities (Cost $1,502,456,553)	$1,587,547,800	101.5
	Liabilities in Excess of Other Assets	(23,906,300)	(1.5)
	Net Assets	$1,563,641,500	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
±	Defaulted security

Cost for federal income tax purposes is $1,506,035,144.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$121,487,180
Gross Unrealized Depreciation	(39,974,524)

Net Unrealized Appreciation	$81,512,656

See Accompanying Notes to Financial Statements

39

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 48.6%
		Basic Materials: 1.2%
1,002,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	1,015,458	0.4
320,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	319,350	0.1
930,000		Monsanto Co., 1.150%, 06/30/17	929,519	0.3
570,000		PPG Industries, Inc., 2.300%, 11/15/19	575,029	0.2
382,000		Valspar Corp./The, 6.050%, 05/01/17	394,783	0.2
			3,234,139	1.2

		Communications: 2.6%
690,000		Alibaba Group Holding Ltd, 1.625%, 11/28/17	692,141	0.3
1,050,000		AT&T, Inc., 2.300%, 03/11/19	1,073,233	0.4
502,000		British Telecommunications PLC, 5.950%, 01/15/18	537,478	0.2
877,000		Cisco Systems, Inc., 1.100%, 03/03/17	879,262	0.3
640,000		Cisco Systems, Inc., 1.650%, 06/15/18	648,507	0.2
310,000		eBay, Inc., 2.500%, 03/09/18	315,787	0.1
319,000		Thomson Reuters Corp., 1.300%, 02/23/17	319,105	0.1
436,000		Thomson Reuters Corp., 1.650%, 09/29/17	438,004	0.2
656,000		Verizon Communications, Inc., 2.625%, 02/21/20	679,115	0.2
419,000		Vodafone Group PLC, 5.625%, 02/27/17	430,813	0.2
1,107,000		Walt Disney Co., 1.100%, 12/01/17	1,112,194	0.4
			7,125,639	2.6

		Consumer, Cyclical: 4.1%
304,000		American Honda Finance Corp., 1.200%, 07/14/17	304,487	0.1
837,000		American Honda Finance Corp., 2.250%, 08/15/19	864,634	0.3
300,000		AutoZone, Inc., 1.625%, 04/21/19	301,747	0.1
335,000	L	CVS Health Corp., 2.250%, 08/12/19	344,289	0.1
495,000		Daimler Finance North America LLC, 1.500%, 07/05/19	494,262	0.2
757,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	758,895	0.3
1,140,000	L	Ford Motor Credit Co. LLC, 3.157%, 08/04/20	1,183,207	0.4
495,000		General Motors Financial Co., Inc., 2.400%, 05/09/19	495,932	0.2
1,075,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,075,584	0.4
281,000		Johnson Controls, Inc., 1.400%, 11/02/17	281,973	0.1
780,000		McDonald's Corp., 2.100%, 12/07/18	798,701	0.3
550,000		Newell Rubbermaid, Inc., 2.600%, 03/29/19	564,771	0.2
435,000		PACCAR Financial Corp., 1.450%, 03/09/18	438,426	0.2
550,000		PACCAR Financial Corp., 1.750%, 08/14/18	558,604	0.2
1,080,000		Southwest Airlines Co., 2.650%, 11/05/20	1,115,959	0.4
542,000		Southwest Airlines Co., 2.750%, 11/06/19	560,742	0.2
502,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	505,774	0.2
540,000		Whirlpool Corp., 1.650%, 11/01/17	543,550	0.2
			11,191,537	4.1

		Consumer, Non-cyclical: 10.4%
1,189,000		Abbott Laboratories, 2.000%, 03/15/20	1,206,361	0.4
586,000		AbbVie, Inc., 1.750%, 11/06/17	589,663	0.2
680,000		AbbVie, Inc., 1.800%, 05/14/18	685,108	0.3
705,000		Actavis Funding SCS, 2.350%, 03/12/18	714,903	0.3
694,000		Aetna, Inc., 1.900%, 06/07/19	703,593	0.3
708,000		Altria Group, Inc., 2.625%, 01/14/20	736,663	0.3
828,000		AmerisourceBergen Corp., 1.150%, 05/15/17	827,969	0.3
910,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	926,010	0.3
550,000		AstraZeneca PLC, 1.750%, 11/16/18	557,455	0.2
1,010,000		Automatic Data Processing, Inc., 2.250%, 09/15/20	1,050,080	0.4
610,000	#	BAT International Finance PLC, 1.850%, 06/15/18	616,844	0.2
570,000		Baxalta, Inc., 2.000%, 06/22/18	570,564	0.2
592,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	592,669	0.2
403,000		Becton Dickinson and Co., 1.450%, 05/15/17	404,137	0.1
539,000		Becton Dickinson and Co., 1.800%, 12/15/17	543,629	0.2
370,000		Cardinal Health, Inc., 1.950%, 06/15/18	374,466	0.1
550,000		Celgene Corp., 2.125%, 08/15/18	558,508	0.2
410,000		Eli Lilly & Co., 1.250%, 03/01/18	413,181	0.2
300,000		Express Scripts Holding Co., 1.250%, 06/02/17	299,860	0.1
400,000		Gilead Sciences, Inc., 1.850%, 09/04/18	407,222	0.1
612,000		Gilead Sciences, Inc., 2.350%, 02/01/20	628,171	0.2
860,000		JM Smucker Co., 1.750%, 03/15/18	867,135	0.3

See Accompanying Notes to Financial Statements

40

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,060,000	#	Kraft Heinz Foods Co., 2.000%, 07/02/18	1,075,003	0.4
540,000		Kroger Co., 2.000%, 01/15/19	549,126	0.2
485,000		McKesson Corp., 1.292%, 03/10/17	486,000	0.2
609,000		Medtronic, Inc., 0.875%, 02/27/17	608,897	0.2
433,000		Medtronic, Inc., 2.500%, 03/15/20	449,346	0.2
495,000		Molson Coors Brewing Co., 1.450%, 07/15/19	496,213	0.2
507,000	#	Mylan NV, 2.500%, 06/07/19	514,092	0.2
460,000		PepsiCo, Inc., 1.250%, 04/30/18	462,584	0.2
280,000		PepsiCo, Inc., 1.500%, 02/22/19	284,042	0.1
678,000		Pfizer, Inc., 1.100%, 05/15/17	679,568	0.2
496,000		Pfizer, Inc., 1.450%, 06/03/19	500,324	0.2
798,000		Philip Morris International, Inc., 1.250%, 11/09/17	801,067	0.3
600,000		Procter & Gamble Co, 1.900%, 11/01/19	617,177	0.2
490,000		Reynolds American, Inc., 2.300%, 06/12/18	498,164	0.2
241,000		Reynolds American, Inc., 3.500%, 08/04/16	241,503	0.1
635,000		Sanofi, 1.250%, 04/10/18	639,301	0.2
470,000		St Jude Medical, Inc., 2.800%, 09/15/20	485,030	0.2
370,000		St Jude Medical, Inc., 2.000%, 09/15/18	374,427	0.1
509,000		Stryker Corp., 2.000%, 03/08/19	517,759	0.2
413,000		Thermo Fisher Scientific, Inc., 2.150%, 12/14/18	417,939	0.2
591,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	594,314	0.2
330,000		UnitedHealth Group, Inc., 1.900%, 07/16/18	335,436	0.1
565,000		Ventas Realty L.P., 1.250%, 04/17/17	565,270	0.2
502,000		WellPoint, Inc., 2.250%, 08/15/19	506,852	0.2
560,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	560,894	0.2
500,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	504,408	0.2
570,000		Zoetis, Inc., 1.875%, 02/01/18	571,891	0.2
			28,610,818	10.4

		Energy: 3.2%
275,000		BP Capital Markets PLC, 1.674%, 02/13/18	277,175	0.1
495,000		BP Capital Markets PLC, 2.521%, 01/15/20	510,957	0.2
820,000		Chevron Corp., 1.365%, 03/02/18	824,705	0.3
512,000		Chevron Corp., 1.790%, 11/16/18	519,031	0.2
530,000		Columbia Pipeline Group, Inc., 2.450%, 06/01/18	531,955	0.2
360,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	358,507	0.1
700,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	701,978	0.2
800,000		Exxon Mobil Corp., 1.708%, 03/01/19	813,314	0.3
502,000		Hess Corp., 1.300%, 06/15/17	498,762	0.2
616,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	612,924	0.2
710,000		Shell International Finance BV, 1.375%, 05/10/19	712,393	0.3
473,000		Shell International Finance BV, 1.625%, 11/10/18	477,963	0.2
350,000		Shell International Finance BV, 2.125%, 05/11/20	357,449	0.1
539,000		Statoil ASA, 1.250%, 11/09/17	540,451	0.2
319,000		Statoil ASA, 1.950%, 11/08/18	323,446	0.1
430,000		Total Capital International SA, 1.550%, 06/28/17	432,302	0.2
430,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	432,159	0.1
			8,925,471	3.2

		Financial: 20.6%
340,000	#	ABN AMRO Bank NV, 2.450%, 06/04/20	348,017	0.1
612,000		Aegon NV, 1.740%, 07/29/49	350,370	0.1
614,000		Air Lease Corp., 2.125%, 01/15/18	612,465	0.2
327,000		American Express Credit Corp., 1.550%, 09/22/17	328,510	0.1
770,000		American Express Credit Corp., 1.800%, 07/31/18	777,052	0.3
540,000		Bank of America Corp., 1.950%, 05/12/18	543,421	0.2
1,063,000		Bank of America Corp., 2.600%, 01/15/19	1,088,398	0.4
583,000		Bank of America Corp., 2.650%, 04/01/19	598,162	0.2
656,000		Bank of Montreal, 1.300%, 07/14/17	657,843	0.2
550,000		Bank of Montreal, 1.800%, 07/31/18	556,926	0.2
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/20	882,078	0.3
1,426,000		Bank of Nova Scotia, 1.300%, 07/21/17	1,428,826	0.5
810,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.700%, 03/05/18	814,354	0.3
541,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	542,433	0.2
830,000		BB&T Corp., 1.600%, 08/15/17	834,624	0.3
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	315,189	0.1
250,000		BPCE SA, 1.613%, 07/25/17	249,632	0.1
546,000		BPCE SA, 1.625%, 02/10/17	547,296	0.2
400,000		Capital One Financial Corp., 2.350%, 08/17/18	405,889	0.1

See Accompanying Notes to Financial Statements

41

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
790,000		Charles Schwab Corp., 1.500%, 03/10/18	797,609	0.3
1,203,000		Citigroup, Inc., 2.050%, 12/07/18	1,213,274	0.4
592,000		Citigroup, Inc., 2.500%, 07/29/19	603,473	0.2
505,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	505,383	0.2
630,000		Comerica, Inc., 2.125%, 05/23/19	638,820	0.2
485,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	485,430	0.2
605,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	607,236	0.2
1,082,000		Compass Bank, 1.850%, 09/29/17	1,079,520	0.4
716,000		Credit Suisse/New York NY, 1.375%, 05/26/17	716,687	0.3
750,000		Credit Suisse/New York NY, 1.700%, 04/27/18	751,002	0.3
1,050,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	1,066,380	0.4
950,000		Fifth Third Bank/Cincinnati OH, 2.150%, 08/20/18	965,127	0.4
450,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	465,427	0.2
1,026,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	1,040,429	0.4
735,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	752,613	0.3
587,000		Goldman Sachs Group, Inc., 2.625%, 01/31/19	601,148	0.2
425,000		Huntington National Bank, 1.350%, 08/02/16	425,031	0.2
542,000		Huntington National Bank, 2.200%, 11/06/18	548,936	0.2
290,000		Huntington Bancshares, Inc./OH, 3.150%, 03/14/21	300,769	0.1
800,000	#	ING Bank NV, 2.050%, 08/17/18	811,378	0.3
900,000	#	ING Bank NV, 2.700%, 08/17/20	929,070	0.3
1,070,000		JPMorgan Chase & Co., 1.700%, 03/01/18	1,076,208	0.4
540,000		JPMorgan Chase & Co., 2.550%, 03/01/21	551,363	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	459,853	0.2
496,000		KeyCorp, 2.300%, 12/13/18	504,372	0.2
206,000		Kilroy Realty L.P., 4.800%, 07/15/18	216,528	0.1
720,000		Lloyds Bank PLC, 1.750%, 05/14/18	718,171	0.3
750,000	L	Lloyds Bank PLC, 2.000%, 08/17/18	749,390	0.3
1,300,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	1,301,656	0.5
930,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	931,114	0.3
435,000		MetLife, Inc., 1.903%, 12/15/17	438,957	0.2
504,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	505,849	0.2
481,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	480,975	0.2
60,000		Morgan Stanley, 2.200%, 12/07/18	60,857	0.0
744,000		Morgan Stanley, 2.375%, 07/23/19	756,830	0.3
800,000		Morgan Stanley, 2.450%, 02/01/19	815,526	0.3
622,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	622,509	0.2
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/19	404,885	0.1
350,000	#	New York Life Global Funding, 1.550%, 11/02/18	353,370	0.1
375,000		PNC Bank NA, 1.150%, 11/01/16	375,149	0.1
828,000		PNC Bank NA, 2.400%, 10/18/19	850,642	0.3
600,000		PNC Funding Corp., 5.625%, 02/01/17	614,911	0.2
710,000	#	Pricoa Global Funding I, 1.900%, 09/21/18	720,929	0.3
370,000		Regions Bank/Birmingham AL, 2.250%, 09/14/18	372,654	0.1
596,000		Regions Financial Corp., 2.000%, 05/15/18	597,301	0.2
735,000		Royal Bank of Canada, 1.500%, 01/16/18	738,207	0.3
730,000		Royal Bank of Canada, 1.800%, 07/30/18	738,171	0.3
820,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	822,586	0.3
1,089,000		Santander UK PLC, 1.650%, 09/29/17	1,088,987	0.4
430,000		Santander UK PLC, 2.500%, 03/14/19	434,594	0.2
626,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	635,539	0.2
538,000		Sumitomo Mitsui Banking Corp., 1.350%, 07/11/17	538,108	0.2
370,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/21	385,934	0.1
357,000		SunTrust Banks, Inc., 2.500%, 05/01/19	364,986	0.1
1,050,000		Toronto-Dominion Bank, 1.125%, 05/02/17	1,051,011	0.4
584,000		Toronto-Dominion Bank, 2.250%, 11/05/19	599,578	0.2
860,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	875,540	0.3
915,000		UBS AG/Stamford CT, 1.375%, 08/14/17	915,922	0.3
250,000		UBS AG/Stamford CT, 1.800%, 03/26/18	252,443	0.1
755,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	758,919	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/19	539,365	0.2
1,302,000		Visa, Inc., 1.200%, 12/14/17	1,310,365	0.5

See Accompanying Notes to Financial Statements

42

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
513,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	514,588	0.2
438,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	446,825	0.2
1,348,000		Wells Fargo & Co., 2.100%, 05/08/17	1,359,764	0.5
580,000		Westpac Banking Corp., 1.500%, 12/01/17	582,970	0.2
			56,620,628	20.6

		Industrial: 1.8%
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	745,773	0.3
540,000		Corning, Inc., 1.500%, 05/08/18	540,163	0.2
175,000		General Electric Capital Corp., 2.200%, 01/09/20	180,547	0.1
713,000		Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 01/15/19	738,836	0.3
432,000		John Deere Capital Corp., 1.050%, 10/11/16	432,284	0.1
403,000		L-3 Communications Corp., 1.500%, 05/28/17	403,199	0.1
630,000		Lockheed Martin Corp., 1.850%, 11/23/18	639,120	0.2
750,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	755,975	0.3
500,000		United Technologies Corp., 1.778%, 05/04/18	504,718	0.2
			4,940,615	1.8

		Technology: 2.8%
504,000		Altera Corp., 1.750%, 05/15/17	508,203	0.2
1,230,000		Applied Materials, Inc., 2.625%, 10/01/20	1,279,793	0.5
1,290,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	1,322,398	0.5
317,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	321,207	0.1
237,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	242,810	0.1
130,000		International Business Machines Corp., 1.950%, 07/22/16	130,077	0.0
870,000		Intel Corp., 1.350%, 12/15/17	875,356	0.3
540,000		KLA-Tencor Corp., 2.375%, 11/01/17	544,786	0.2
817,000		Microsoft Corp., 1.300%, 11/03/18	825,878	0.3
525,000		NetApp Inc., 2.000%, 12/15/17	527,575	0.2
700,000		Oracle Corp., 1.200%, 10/15/17	702,621	0.3
390,000		QUALCOMM, Inc., 1.400%, 05/18/18	393,527	0.1
			7,674,231	2.8

		Utilities: 1.9%
880,000		Black Hills Corp., 2.500%, 01/11/19	898,905	0.3
780,000		Dominion Resources, Inc., 1.900%, 06/15/18	784,047	0.3
538,000	#	Electricite de France SA, 2.350%, 10/13/20	550,149	0.2
430,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	431,136	0.2
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	418,225	0.1
588,000		PSEG Power, LLC, 2.750%, 09/15/16	590,001	0.2
468,000		Southern California Edison Co., 1.125%, 05/01/17	469,079	0.2
706,000		Southern Co., 1.300%, 08/15/17	705,943	0.2
540,000		Southern Power Co., 1.500%, 06/01/18	542,953	0.2
			5,390,438	1.9

	Total Corporate Bonds/Notes
	(Cost $132,313,168)		133,713,516	48.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
371,345		Banc of America Commercial Mortgage Trust 2007-1 A1A, 5.428%, 01/15/49	376,086	0.1
71,534		Banc of America Commercial Mortgage Trust 2007-3, 5.723%, 06/10/49	73,368	0.0
303,006		Banc of America Commercial Mortgage, Inc., 5.723%, 06/10/49	308,084	0.1
408,249	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.807%, 02/24/51	415,227	0.2
2,830,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/42	2,847,968	1.0
604,854		Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	615,502	0.2
759,000		CD 2007-CD5 Mortgage Trust AJ, 6.326%, 11/15/44	780,963	0.3
445,000		CD 2007-CD5 Mortgage Trust, 6.326%, 11/15/44	457,556	0.2
386,730		Citigroup Commercial Mortgage Trust 2007-C6 A1A, 5.901%, 12/10/49	399,070	0.2
396,556		Citigroup Commercial Mortgage Trust, 5.431%, 10/15/49	397,338	0.1
1,460,000		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	1,470,928	0.5

See Accompanying Notes to Financial Statements

43

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
783,986		COBALT CMBS Commercial Mortgage Trust 2007-C2 A3, 5.484%, 04/15/47	798,723	0.3
1,260,000	#	COMM 2010-RR1 GEA Mortgage Trust, 5.543%, 12/11/49	1,268,876	0.5
365,405	#	Commercial Mortgage Trust 2004-GG1 F, 6.255%, 06/10/36	370,460	0.1
990,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	993,022	0.4
877,639	#	CSMC Series 2009-RR1, 5.383%, 02/15/40	883,659	0.3
545,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	548,030	0.2
1,180,000	#	DBRR 2011-C32 Trust, 5.889%, 06/17/49	1,199,878	0.4
246,497		GS Mortgage Securities Corp. II, 5.560%, 11/10/39	247,158	0.1
660,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.692%, 04/15/27	639,117	0.2
670,671		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	680,823	0.3
280,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 1.000%, 03/18/51	267,655	0.1
326,519		LB-UBS Commercial Mortgage Trust 2006-C7 A1A, 5.335%, 11/15/38	328,170	0.1
189,902		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.248%, 04/15/41	200,245	0.1
161,600		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 08/12/48	163,341	0.1
33,021		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.720%, 11/15/26	33,037	0.0
925,114		ML-CFC Commercial Mortgage Trust 2006-4, 5.172%, 12/12/49	929,985	0.3
400,451		ML-CFC Commercial Mortgage Trust 2007-9, 5.700%, 09/12/49	416,649	0.2
1,130,000		Morgan Stanley Capital I Trust 2007-HQ11, 5.441%, 02/12/44	1,128,793	0.4
240,921		Morgan Stanley Capital I Trust 2007-TOP25, 5.514%, 11/12/49	242,636	0.1
299,471	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	299,242	0.1
568,236	#	Morgan Stanley Re-REMIC Trust 2010-GG10, 6.245%, 08/15/45	579,784	0.2
377,729	#	Morgan Stanley Reremic Trust, 5.988%, 08/12/45	384,572	0.1
760,000	#	PFP 2015-2 Ltd., 3.684%, 07/14/34	748,083	0.3
617,219	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	624,642	0.2
750,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, 5.538%, 08/15/39	759,605	0.3
1,022,474		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	1,027,022	0.4
326,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, 12/15/43	331,237	0.1
426,789		Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 2.852%, 02/25/34	429,592	0.2

	Total Collateralized Mortgage Obligations
	(Cost $25,170,615)		24,666,126	9.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
		Federal Home Loan Mortgage Corporation: 0.0%##
15		2.250%, due 01/01/17	15	0.0
487		2.327%, due 07/01/24	499	0.0
			514	0.0

		Federal National Mortgage Association: 0.1%##
61,672		1.074%, due 11/25/16	61,642	0.0
105		6.000%, due 07/01/16	105	0.0
2,603		6.000%, due 03/01/17	2,632	0.0
5,438		6.000%, due 05/01/17	5,468	0.0
3,982		6.000%, due 09/01/17	3,990	0.0
104,466		6.500%, due 10/01/22	120,289	0.1
26,052		6.500%, due 10/01/32	30,004	0.0
16,491		7.000%, due 10/01/32	16,840	0.0
			240,970	0.1

		Government National Mortgage Association: 0.2%
618,698		4.397%, due 05/16/51	680,273	0.2

	Total U.S. Government Agency Obligations
	(Cost $883,839)		921,757	0.3

U.S. TREASURY OBLIGATIONS: 26.2%
		U.S. Treasury Bonds: 0.0%
59,000	L	1.625%, due 05/15/26	59,758	0.0
32,000		2.500%, due 02/15/46	33,353	0.0
			93,111	0.0

		U.S. Treasury Notes: 26.2%
5,376,000		0.625%, due 06/30/18	5,379,467	2.0
264,400		0.750%, due 01/31/18	265,143	0.1
4,216,200		0.750%, due 02/28/18	4,228,225	1.5
6,914,000		0.750%, due 02/15/19	6,928,582	2.5
178,000		0.875%, due 06/15/19	178,890	0.1
31,616,000		1.000%, due 12/31/17	31,818,532	11.6
2,313,000		1.125%, due 02/28/21	2,329,580	0.9
3,132,000		1.125%, due 06/30/21	3,148,944	1.1
326,000		1.375%, due 06/30/23	327,808	0.1
14,016,000		1.625%, due 07/31/20	14,417,867	5.2

See Accompanying Notes to Financial Statements

44

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
2,802,000		1.750%, due 01/31/23	2,888,798	1.1
			71,911,836	26.2

	Total U.S. Treasury Obligations
	(Cost $71,249,707)		72,004,947	26.2

ASSET-BACKED SECURITIES: 15.1%
		Automobile Asset-Backed Securities: 5.5%
410,000		Ally Auto Receivables Trust 2016-2, 1.600%, 01/15/21	412,910	0.1
1,500,000	#	Bank of The West Auto Trust 2014-1 A4, 1.650%, 03/16/20	1,507,287	0.5
350,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	350,238	0.1
220,000		BMW Vehicle Lease Trust 2015-2, 1.550%, 02/20/19	220,745	0.1
740,000		Capital Auto Receivables Asset Trust 2015-1 A3, 1.610%, 06/20/19	743,624	0.3
260,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	260,606	0.1
1,130,000		CarMax Auto Owner Trust 2015-3 A3, 1.630%, 06/15/20	1,139,863	0.4
500,000		CarMax Auto Owner Trust 2016-2, 1.520%, 02/16/21	503,194	0.2
940,000		CarMax Auto Owner Trust, 1.320%, 07/15/19	943,805	0.3
450,000	#	Chrysler Capital Auto Receivables Trust, 1.760%, 12/16/19	452,778	0.2
480,000		Fifth Third Auto Trust 2014-2, 1.380%, 12/15/20	482,208	0.2
600,000		Ford Credit Auto Owner Trust 2015-C A4, 1.740%, 02/15/21	606,915	0.2
450,000		GM Financial Automobile Leasing Trust 2015-3, 1.810%, 11/20/19	452,293	0.2
970,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	978,005	0.4
840,000		Harley-Davidson Motorcycle Trust, 1.550%, 10/15/21	846,502	0.3
710,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	709,354	0.3
100,000		Hyundai Auto Receivables Trust, 1.460%, 11/15/19	100,438	0.0
420,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	421,620	0.1
450,000		Mercedes-Benz Auto Receivables Trust 2015-1 A4, 1.750%, 12/15/21	456,833	0.2
380,000	#	Porsche Innovative Lease Owner Trust 2015-1 A4, 1.430%, 05/21/21	380,675	0.1
320,000		Toyota Auto Receivables 2015-B Owner Trust A4, 1.740%, 09/15/20	323,802	0.1
670,000		Toyota Auto Receivables 2016-A Owner Trust A4, 1.470%, 09/15/21	677,465	0.2
700,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	701,473	0.3
210,000		USAA Auto Owner Trust 2015-1 A4, 1.540%, 11/16/20	211,892	0.1
710,000		Volkswagen Auto Lease Trust, 0.990%, 07/20/18	709,886	0.3
206,575		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	206,250	0.1
8,765		Volkswagen Auto Loan Enhanced Trust 2013-1, 0.560%, 08/21/17	8,761	0.0
260,000		World Omni Auto Receivables Trust 2015-B, 1.840%, 01/17/22	262,805	0.1
			15,072,227	5.5

		Credit Card Asset-Backed Securities: 4.9%
900,000		Cabela's Credit Card Master Note Trust, 1.780%, 06/15/22	905,628	0.3
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/23	1,538,969	0.6
620,000		Capital One Multi-Asset Execution Trust 2015-A7 A7, 1.450%, 08/16/21	625,457	0.2
1,450,000		Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,459,826	0.5
1,000,000		Chase Issuance Trust 2015-A7 A7, 1.620%, 07/15/20	1,011,547	0.4
550,000		Chase Issuance Trust, 1.370%, 06/15/21	553,219	0.2
420,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	432,188	0.2
1,205,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	1,288,235	0.5
1,357,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	1,434,970	0.5
400,000		Discover Card Execution Note Trust, 0.872%, 07/15/21	401,151	0.1
470,000		Discover Card Execution Note Trust, 1.450%, 03/15/21	475,125	0.2
740,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	752,475	0.3
470,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	482,196	0.2
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,055,768	0.4
430,000		Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	431,931	0.1

See Accompanying Notes to Financial Statements

45

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Credit Card Asset-Backed Securities: (continued)
600,000		Synchrony Credit Card Master Note Trust 2016-1 A, 2.040%, 03/15/22	611,393	0.2
			13,460,078	4.9

		Home Equity Asset-Backed Securities: 0.1%
167,633		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	169,483	0.1

		Other Asset-Backed Securities: 4.6%
750,000	#	American Residential Properties 2014-SFR1 Trust, 2.785%, 09/17/31	744,414	0.3
800,000	#	ARES XI CLO Ltd. 2007-11A C, 1.879%, 10/11/21	758,854	0.3
500,000	#	Atrium V 5A B, 1.326%, 07/20/20	486,245	0.2
1,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.346%, 03/17/21	963,479	0.3
600,000	#	CIFC Funding 2006-I2A B1L, 2.273%, 03/01/21	590,885	0.2
1,000,000	#	Clydesdale CLO Ltd. 2006-1A B, 1.306%, 12/19/18	969,184	0.3
620,000		CNH Equipment Trust 2015-B A4, 1.890%, 04/15/22	628,980	0.2
500,000	#	Golden Tree Loan Opportunities V Ltd. 2007-5A D, 3.883%, 10/18/21	499,953	0.2
1,500,000	#	GoldenTree Loan Opportunities III Ltd. 2007-3A C, 1.887%, 05/01/22	1,454,526	0.5
125,512	#	GSAMP Trust 2005-SEA2, 0.803%, 01/25/45	124,489	0.0
245,561	#	GSC Group CDO Fund VIII Ltd. 2007-8A B, 1.383%, 04/17/21	245,494	0.1
400,000	#	Gulf Stream - Compass CLO 2007-1A C Ltd., 2.634%, 10/28/19	399,952	0.1
750,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 4.084%, 10/28/19	750,193	0.3
750,000	#	Kingsland III Ltd. 2006-3A B, 1.311%, 08/24/21	709,207	0.2
500,000	#	KKR Financial CLO 2007-1A D Ltd., 2.876%, 05/15/21	500,077	0.2
1,000,000	#	KKR Financial CLO 2007-1A E Ltd, 5.626%, 05/15/21	999,950	0.4
500,000	#	MSIM Peconic Bay Ltd. 2007-1A C, 2.634%, 07/20/19	500,019	0.2
1,000,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.638%, 03/25/20	990,993	0.4
500,000	#	Muir Grove CLO Ltd. 2007-1A C, 3.638%, 03/25/20	499,993	0.2
			12,816,887	4.6

	Total Asset-Backed Securities
	(Cost $41,450,227)		41,518,675	15.1

	Total Long-Term Investments
	(Cost $271,067,556)		272,825,021	99.2

SHORT-TERM INVESTMENTS: 0.5%
		Securities Lending Collateralcc: 0.5%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,000,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 07/15/16-09/20/65)	1,000,000	0.4
413,974		Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $413,980, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $422,254, due 07/07/16-02/01/49)	413,974	0.1
			1,413,974	0.5

	Total Short-Term Investments
	(Cost $1,413,974)		1,413,974	0.5

	Total Investments in Securities (Cost $272,481,530)		$274,238,995	99.7
	Assets in Excess of Other Liabilities		901,523	0.3
	Net Assets		$275,140,518	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

See Accompanying Notes to Financial Statements

46

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Cost for federal income tax purposes is $272,490,162.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,670,790
Gross Unrealized Depreciation	(921,957)

Net Unrealized Appreciation	$1,748,833

See Accompanying Notes to Financial Statements

47

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of june 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 17.5%
5,060		Advance Auto Parts, Inc.	817,848	0.2
30,539		ARAMARK Holdings Corp.	1,020,613	0.3
156,330	@	Carmax, Inc.	7,664,860	1.9
189,140		Carnival Corp.	8,359,988	2.1
36,795		CBS Corp. - Class B	2,003,120	0.5
49,305		Coach, Inc.	2,008,686	0.5
73,983		Comcast Corp. – Class A	4,822,952	1.2
31,799		Delphi Automotive PLC	1,990,617	0.5
111,800	@	Dollar Tree, Inc.	10,536,032	2.6
12,740		Expedia, Inc.	1,354,262	0.3
31,008		Johnson Controls, Inc.	1,372,414	0.4
45,965	@	Liberty Global PLC - Class C	1,316,897	0.3
5,735	@	Liberty Global PLC LILAC Group C	186,330	0.1
164,810		Lowe's Cos, Inc.	13,048,008	3.3
17,815		Marriott International, Inc.	1,183,985	0.3
8,005		McDonald's Corp.	963,322	0.2
39,975	@	Michaels Cos, Inc.	1,136,889	0.3
28,370		Newell Rubbermaid, Inc.	1,377,931	0.4
25,560	@	O'Reilly Automotive, Inc.	6,929,316	1.7
18,016		PVH Corp.	1,697,647	0.4
			69,791,717	17.5

		Consumer Staples: 8.9%
138,873		Altria Group, Inc.	9,576,682	2.4
107,610		Coca-Cola Co.	4,877,961	1.2
35,286		CVS Health Corp.	3,378,282	0.9
10,909		Diageo PLC ADR	1,231,408	0.3
74,831		Edgewell Personal Care Co.	6,316,485	1.6
22,745		Kroger Co.	836,789	0.2
38,744		PepsiCo, Inc.	4,104,539	1.0
25,465		Philip Morris International, Inc.	2,590,300	0.7
30,376		Walgreens Boots Alliance, Inc.	2,529,409	0.6
			35,441,855	8.9

		Energy: 5.0%
84,429		Canadian Natural Resources Ltd.	2,602,946	0.7
78,304		Chevron Corp.	8,208,608	2.1
29,391		ConocoPhillips	1,281,448	0.3
12,990		EQT Corp.	1,005,816	0.2
40,995		Exxon Mobil Corp.	3,842,871	1.0
26,465		Noble Energy, Inc.	949,300	0.2
1,673		PrairieSky Royalty Ltd.	31,248	0.0
24,325		Schlumberger Ltd.	1,923,621	0.5
			19,845,858	5.0

		Financials: 19.8%
14,140	@	Alleghany Corp.	7,771,061	2.0
21,365		American Tower Corp.	2,427,278	0.6
18,140		Aon PLC	1,981,432	0.5
343,870		Bank of America Corp.	4,563,155	1.2
43,164		Bank of New York Mellon Corp.	1,676,921	0.4
105,747	@	Berkshire Hathaway, Inc. – Class B	15,311,108	3.8
30,390		Blackrock, Inc.	10,409,487	2.6
28,345	@	CBRE Group, Inc.	750,576	0.2
120,541		Citigroup, Inc.	5,109,733	1.3
78,009		JPMorgan Chase & Co.	4,847,479	1.2
129,320		Morgan Stanley	3,359,734	0.9
229,883		Progressive Corp.	7,701,081	1.9
18,170		S&P Global, Inc.	1,948,914	0.5
221,925		Wells Fargo & Co.	10,503,710	2.6
			78,737,107	19.8

		Health Care: 12.0%
78,939		Abbott Laboratories	3,103,092	0.8
9,235	@	Alexion Pharmaceuticals, Inc.	1,078,279	0.3
3,483	@	Allergan plc	804,887	0.2
13,150		Anthem, Inc.	1,727,121	0.4
7,885	@	Biogen, Inc.	1,906,751	0.5
93,882		Bristol-Myers Squibb Co.	6,905,021	1.7
15,052		Cardinal Health, Inc.	1,174,207	0.3
24,710	@	Celgene Corp.	2,437,147	0.6
3,665		Cigna Corp.	469,083	0.1
9,256		Cooper Cos., Inc.	1,588,052	0.4
106,560		Eli Lilly & Co.	8,391,600	2.1
46,014		Johnson & Johnson	5,581,498	1.4
55,807		Medtronic PLC	4,842,373	1.2
137,920		Pfizer, Inc.	4,856,163	1.2
8,018	@	Vertex Pharmaceuticals, Inc.	689,708	0.2
20,295		Zimmer Biomet Holdings, Inc.	2,443,112	0.6
			47,998,094	12.0

		Industrials: 11.9%
70,010		Deere & Co.	5,673,610	1.4
10,445		Dun & Bradstreet Corp.	1,272,619	0.3
21,139		Eaton Corp. PLC	1,262,632	0.3
43,578		FedEx Corp.	6,614,269	1.7
66,870		General Dynamics Corp.	9,310,979	2.3
304,015		General Electric Co.	9,570,392	2.4
32,908		Honeywell International, Inc.	3,827,859	1.0
74,160		Nielsen NV	3,854,095	1.0
72,100		Norfolk Southern Corp.	6,137,873	1.5
			47,524,328	11.9

		Information Technology: 15.2%
104,740		Activision Blizzard, Inc.	4,150,846	1.0
3,398	@	Alphabet, Inc. - Class A	2,390,595	0.6
7,833	@	Alphabet, Inc. - Class C	5,421,219	1.4
132,344		Apple, Inc.	12,652,087	3.2
12,553		Broadcom Ltd.	1,950,736	0.5
185,890		Cisco Systems, Inc.	5,333,184	1.3
22,464	@	Electronic Arts, Inc.	1,701,873	0.4
34,240	@	Facebook, Inc.	3,912,947	1.0
20,755		Fidelity National Information Services, Inc.	1,529,229	0.4
9,713		Intuit, Inc.	1,084,068	0.3
27,351		Mastercard, Inc.	2,408,529	0.6
97,755		Microsoft Corp.	5,002,123	1.3
4,515	@	Palo Alto Networks, Inc.	553,720	0.1

See Accompanying Notes to Financial Statements

48

Voya Multi-Manager Large Cap Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
32,310	Qualcomm, Inc.	1,730,847	0.4
12,430	Skyworks Solutions, Inc.	786,570	0.2
132,990	Visa, Inc. - Class A	9,863,868	2.5
		60,472,441	15.2

	Materials: 3.0%
11,425	Monsanto Co.	1,181,459	0.3
110,750	Mosaic Co.	2,899,435	0.7
19,480	NewMarket Corp.	8,072,123	2.0
		12,153,017	3.0

	Telecommunication Services: 2.7%
193,179	Verizon Communications, Inc.	10,787,115	2.7

	Utilities: 0.7%
10,458	DTE Energy Co.	1,036,597	0.3
22,749	Edison International	1,766,915	0.4
		2,803,512	0.7

	Total Common Stock
	(Cost $350,893,219)	385,555,044	96.7

SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
10,502,456	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $10,502,456)	10,502,456	2.6

	Total Short-Term Investments
	(Cost $10,502,456)	10,502,456	2.6

	Total Investments in Securities (Cost $361,395,675)	$396,057,500	99.3
	Assets in Excess of Other Liabilities	2,633,245	0.7
	Net Assets	$398,690,745	100.0

††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $363,123,090.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$44,893,446
Gross Unrealized Depreciation	(11,959,036)

Net Unrealized Appreciation	$32,934,410

See Accompanying Notes to Financial Statements

49

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Consumer Discretionary: 12.2%
17,397		Advance Auto Parts, Inc.	2,811,877	0.1
91,504	@	Amazon.com, Inc.	65,482,092	1.5
16,826	@	Autonation, Inc.	790,485	0.0
7,062	@	Autozone, Inc.	5,606,098	0.1
36,509		Bed Bath & Beyond, Inc.	1,577,919	0.0
66,683		Best Buy Co., Inc.	2,040,500	0.1
51,469		BorgWarner, Inc.	1,519,365	0.0
45,842	@,L	Carmax, Inc.	2,247,633	0.1
103,700		Carnival Corp.	4,583,540	0.1
98,224		CBS Corp. - Class B	5,347,315	0.1
6,907	@,L	Chipotle Mexican Grill, Inc.	2,781,863	0.1
65,756		Coach, Inc.	2,678,899	0.1
571,811		Comcast Corp. – Class A	37,276,359	0.9
26,975		Darden Restaurants, Inc.	1,708,596	0.0
64,561		Delphi Automotive PLC	4,041,519	0.1
35,590	@	Discovery Communications, Inc. - Class A	897,936	0.0
56,467	@	Discovery Communications, Inc. - Class C	1,346,738	0.0
67,115		Dollar General Corp.	6,308,810	0.2
55,713	@	Dollar Tree, Inc.	5,250,393	0.1
78,076		D.R. Horton, Inc.	2,457,832	0.1
27,724		Expedia, Inc.	2,947,061	0.1
32,187		Foot Locker, Inc.	1,765,779	0.0
922,839		Ford Motor Co.	11,600,086	0.3
53,649		Gap, Inc.	1,138,432	0.0
27,742		Garmin Ltd.	1,176,816	0.0
331,401		General Motors Co.	9,378,648	0.2
35,387		Genuine Parts Co.	3,582,934	0.1
62,898		Goodyear Tire & Rubber Co.	1,613,963	0.0
53,074		H&R Block, Inc.	1,220,702	0.0
89,285		Hanesbrands, Inc.	2,243,732	0.1
42,829		Harley-Davidson, Inc.	1,940,154	0.0
16,687		Harman International Industries, Inc.	1,198,460	0.0
26,544		Hasbro, Inc.	2,229,431	0.1
294,215		Home Depot, Inc.	37,568,313	0.9
95,171		Interpublic Group of Cos., Inc.	2,198,450	0.1
153,343		Johnson Controls, Inc.	6,786,961	0.2
43,449		Kohl's Corp.	1,647,586	0.0
59,837		L Brands, Inc.	4,016,858	0.1
31,769		Leggett & Platt, Inc.	1,623,714	0.0
43,377		Lennar Corp. - Class A	1,999,680	0.1
72,532	@	LKQ Corp.	2,299,264	0.1
209,569		Lowe's Cos, Inc.	16,591,578	0.4
72,937		Macy's, Inc.	2,451,413	0.1
45,096	L	Marriott International, Inc.	2,997,080	0.1
80,518		Mattel, Inc.	2,519,408	0.1
207,618		McDonald's Corp.	24,984,750	0.6
41,737	@	Michael Kors Holdings Ltd.	2,065,147	0.1
15,070	@	Mohawk Industries, Inc.	2,859,683	0.1
101,296	@	Netflix, Inc.	9,266,558	0.2
108,008		Newell Rubbermaid, Inc.	5,245,949	0.1
90,008		News Corp - Class A	1,021,591	0.0
25,496	L	News Corp - Class B	297,538	0.0
314,900		Nike, Inc.	17,382,480	0.4
30,354	L	Nordstrom, Inc.	1,154,970	0.0
56,230		Omnicom Group, Inc.	4,582,183	0.1
22,813	@	O'Reilly Automotive, Inc.	6,184,604	0.1
11,740	@	Priceline.com, Inc.	14,656,333	0.3
74,473		Pulte Group, Inc.	1,451,479	0.0
19,167		PVH Corp.	1,806,106	0.0
13,486		Ralph Lauren Corp.	1,208,615	0.0
95,029		Ross Stores, Inc.	5,387,194	0.1
39,707		Royal Caribbean Cruises Ltd.	2,666,325	0.1
22,474		Scripps Networks Interactive - Class A	1,399,456	0.0
18,449		Signet Jewelers Ltd.	1,520,382	0.0
152,851		Staples, Inc.	1,317,576	0.0
346,457		Starbucks Corp.	19,789,624	0.5
39,863		Starwood Hotels & Resorts Worldwide, Inc.	2,947,869	0.1
139,367		Target Corp.	9,730,604	0.2
51,461		TEGNA, Inc.	1,192,351	0.0
25,930		Tiffany & Co.	1,572,395	0.0
185,987		Time Warner, Inc.	13,677,484	0.3
156,350		TJX Cos., Inc.	12,074,911	0.3
31,557		Tractor Supply Co.	2,877,367	0.1
27,033	@	TripAdvisor, Inc.	1,738,222	0.0
259,145		Twenty-First Century Fox, Inc. - Class A	7,009,872	0.2
101,982		Twenty-First Century Fox, Inc. - Class B	2,779,010	0.1
14,771	@	Ulta Salon Cosmetics & Fragrance, Inc.	3,598,806	0.1
43,535	@	Under Armour, Inc.	1,584,674	0.0
43,314	@,L	Under Armour, Inc.	1,738,191	0.0
20,498	@	Urban Outfitters, Inc.	563,695	0.0
78,902		VF Corp.	4,851,684	0.1
81,976		Viacom, Inc. - Class B	3,399,545	0.1
353,019		Walt Disney Co.	34,532,319	0.8
17,967		Whirlpool Corp.	2,994,021	0.1
26,478		Wyndham Worldwide Corp.	1,886,028	0.0
19,260		Wynn Resorts Ltd.	1,745,726	0.0
96,362		Yum! Brands, Inc.	7,990,337	0.2
			528,225,926	12.2

		Consumer Staples: 10.5%
462,705		Altria Group, Inc.	31,908,137	0.7
138,967		Archer-Daniels-Midland Co.	5,960,295	0.1
23,770		Brown-Forman Corp. - Class B	2,371,295	0.0
42,407		Campbell Soup Co.	2,821,338	0.1
30,351		Church & Dwight Co., Inc.	3,122,814	0.1
30,590		Clorox Co.	4,233,350	0.1
920,852		Coca-Cola Co.	41,742,221	1.0
211,204		Colgate-Palmolive Co.	15,460,133	0.4
103,215		ConAgra Foods, Inc.	4,934,709	0.1
41,722		Constellation Brands, Inc.	6,900,819	0.2
103,605		Costco Wholesale Corp.	16,270,129	0.4
254,012		CVS Health Corp.	24,319,109	0.6

See Accompanying Notes to Financial Statements

50

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
43,946		Dr Pepper Snapple Group, Inc.	4,246,502	0.1
52,642		Estee Lauder Cos., Inc.	4,791,475	0.1
140,580		General Mills, Inc.	10,026,166	0.2
33,237		Hershey Co.	3,772,067	0.1
63,911		Hormel Foods Corp.	2,339,143	0.0
28,305		JM Smucker Co.	4,313,965	0.1
59,608		Kellogg Co.	4,866,993	0.1
85,173		Kimberly-Clark Corp.	11,709,584	0.3
140,914		Kraft Heinz Co.	12,468,071	0.3
225,576		Kroger Co.	8,298,941	0.2
27,262		McCormick & Co., Inc.	2,908,038	0.1
44,147		Mead Johnson Nutrition Co.	4,006,340	0.1
43,547		Molson Coors Brewing Co.	4,403,908	0.1
367,071		Mondelez International, Inc.	16,705,401	0.4
33,296	@	Monster Beverage Corp.	5,351,000	0.1
341,613		PepsiCo, Inc.	36,190,481	0.8
366,882		Philip Morris International, Inc.	37,319,237	0.9
629,542		Procter & Gamble Co.	53,303,321	1.2
195,793		Reynolds American, Inc.	10,559,116	0.2
123,946		Sysco Corp.	6,289,020	0.1
71,079		Tyson Foods, Inc.	4,747,366	0.1
204,387		Walgreens Boots Alliance, Inc.	17,019,305	0.4
361,181		Wal-Mart Stores, Inc.	26,373,437	0.6
75,925		Whole Foods Market, Inc.	2,431,119	0.1
			454,484,345	10.5

		Energy: 7.3%
120,719		Anadarko Petroleum Corp.	6,428,287	0.1
89,526		Apache Corp.	4,983,912	0.1
103,569		Baker Hughes, Inc.	4,674,069	0.1
109,975		Cabot Oil & Gas Corp.	2,830,757	0.1
138,318	@,L	Chesapeake Energy Corp.	592,001	0.0
445,742		Chevron Corp.	46,727,134	1.1
22,425		Cimarex Energy Co.	2,675,751	0.1
94,565		Columbia Pipeline Group, Inc.	2,410,462	0.1
30,829	@	Concho Resources, Inc./Midland TX	3,676,975	0.1
292,885		ConocoPhillips	12,769,786	0.3
123,929		Devon Energy Corp.	4,492,426	0.1
15,248		Diamond Offshore Drilling	370,984	0.0
130,144		EOG Resources, Inc.	10,856,612	0.3
40,854		EQT Corp.	3,163,325	0.1
980,695		Exxon Mobil Corp.	91,930,349	2.1
53,535	@	FMC Technologies, Inc.	1,427,778	0.0
203,221		Halliburton Co.	9,203,879	0.2
25,552	L	Helmerich & Payne, Inc.	1,715,306	0.0
62,345		Hess Corp.	3,746,935	0.1
432,776		Kinder Morgan, Inc.	8,101,567	0.2
200,474		Marathon Oil Corp.	3,009,115	0.1
125,309		Marathon Petroleum Corp.	4,756,730	0.1
38,282		Murphy Oil Corp.	1,215,454	0.0
89,177		National Oilwell Varco, Inc.	3,000,806	0.1
46,522	@	Newfield Exploration Co.	2,055,342	0.0
101,360		Noble Energy, Inc.	3,635,783	0.1
180,629		Occidental Petroleum Corp.	13,648,327	0.3
49,691		Oneok, Inc.	2,357,838	0.1
110,630		Phillips 66	8,777,384	0.2
38,683		Pioneer Natural Resources Co.	5,849,256	0.1
40,146		Range Resources Corp.	1,731,898	0.0
328,629		Schlumberger Ltd.	25,987,981	0.6
111,941	@,L	Southwestern Energy Co.	1,408,218	0.0
161,820		Spectra Energy Corp.	5,927,467	0.1
28,376		Tesoro Corp.	2,125,930	0.1
81,190	L	Transocean Ltd.	965,349	0.0
111,111		Valero Energy Corp.	5,666,661	0.1
161,538		Williams Cos., Inc.	3,494,067	0.1
			318,391,901	7.3

		Financials: 15.6%
12,727	@	Affiliated Managers Group, Inc.	1,791,580	0.0
97,911		Aflac, Inc.	7,065,258	0.2
264,657		American International Group, Inc.	13,997,709	0.3
88,540		Allstate Corp.	6,193,373	0.1
191,186		American Express Co.	11,616,461	0.3
100,411		American Tower Corp.	11,407,694	0.3
39,216		Ameriprise Financial, Inc.	3,523,558	0.1
62,655		Aon PLC	6,843,806	0.2
37,040		Apartment Investment & Management Co.	1,635,686	0.0
41,892		Arthur J. Gallagher & Co.	1,994,059	0.0
14,649		Assurant, Inc.	1,264,355	0.0
32,440		AvalonBay Communities, Inc.	5,851,852	0.1
2,429,361		Bank of America Corp.	32,237,620	0.7
254,736		Bank of New York Mellon Corp.	9,896,494	0.2
194,140		BB&T Corp.	6,913,325	0.2
443,175	@	Berkshire Hathaway, Inc. – Class B	64,167,308	1.5
29,751		Blackrock, Inc.	10,190,610	0.2
36,330		Boston Properties, Inc.	4,791,927	0.1
121,115		Capital One Financial Corp.	7,692,014	0.2
69,020	@	CBRE Group, Inc.	1,827,650	0.0
284,454		Charles Schwab Corp.	7,199,531	0.2
109,852		Chubb Ltd.	14,358,755	0.3
34,984		Cincinnati Financial Corp.	2,619,952	0.1
694,126		Citigroup, Inc.	29,424,001	0.7
125,107		Citizens Financial Group, Inc.	2,499,638	0.1
80,091		CME Group, Inc.	7,800,863	0.2
41,421		Comerica, Inc.	1,703,646	0.0
79,678		Crown Castle International Corp.	8,081,740	0.2
34,724		Digital Realty Trust, Inc.	3,784,569	0.1
97,494		Discover Financial Services	5,224,703	0.1
65,921	@	E*Trade Financial Corp.	1,548,484	0.0
16,421		Equinix, Inc.	6,366,914	0.1
86,444		Equity Residential	5,954,263	0.1
15,475		Essex Property Trust, Inc.	3,529,693	0.1

See Accompanying Notes to Financial Statements

51

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
29,613		Extra Space Storage, Inc.	2,740,387	0.1
16,770		Federal Realty Investment Trust	2,776,273	0.1
181,570		Fifth Third Bancorp	3,193,816	0.1
87,154		Franklin Resources, Inc.	2,908,329	0.1
137,862		General Growth Properties, Inc.	4,111,045	0.1
91,366		Goldman Sachs Group, Inc.	13,575,160	0.3
93,038		Hartford Financial Services Group, Inc.	4,129,026	0.1
110,469		HCP, Inc.	3,908,393	0.1
176,744		Host Hotels & Resorts, Inc.	2,865,020	0.1
188,937		Huntington Bancshares, Inc.	1,689,097	0.0
28,155		Intercontinental Exchange, Inc.	7,206,554	0.2
98,687		Invesco Ltd.	2,520,466	0.1
56,528		Iron Mountain, Inc.	2,251,510	0.1
864,819		JPMorgan Chase & Co.	53,739,853	1.2
199,226		Keycorp	2,201,447	0.0
99,250		Kimco Realty Corp.	3,114,465	0.1
24,929		Legg Mason, Inc.	735,156	0.0
78,838		Leucadia National Corp.	1,366,263	0.0
56,527		Lincoln National Corp.	2,191,552	0.0
63,343		Loews Corp.	2,602,764	0.1
37,605		M&T Bank Corp.	4,446,039	0.1
29,852		Macerich Co.	2,549,062	0.1
123,275		Marsh & McLennan Cos., Inc.	8,439,406	0.2
259,841		Metlife, Inc.	10,349,467	0.2
39,980		Moody's Corp.	3,746,526	0.1
357,331		Morgan Stanley	9,283,459	0.2
27,237		Nasdaq, Inc.	1,761,417	0.0
78,169		Navient Corp.	934,120	0.0
50,725		Northern Trust Corp.	3,361,039	0.1
73,521		People's United Financial, Inc.	1,077,818	0.0
118,093		PNC Financial Services Group, Inc.	9,611,589	0.2
63,754		Principal Financial Group, Inc.	2,620,927	0.1
137,883		Progressive Corp.	4,619,081	0.1
124,252		ProLogis, Inc.	6,093,318	0.1
104,536		Prudential Financial, Inc.	7,457,598	0.2
34,855		Public Storage, Inc.	8,908,589	0.2
60,932		Realty Income Corp.	4,226,244	0.1
299,585		Regions Financial Corp.	2,549,468	0.1
62,580		S&P Global, Inc.	6,712,331	0.2
73,177		Simon Property Group, Inc.	15,872,091	0.4
23,707		SL Green Realty Corp.	2,524,084	0.1
93,642		State Street Corp.	5,049,177	0.1
118,520		SunTrust Bank	4,868,802	0.1
197,227	@	Synchrony Financial	4,985,899	0.1
58,701		T. Rowe Price Group, Inc.	4,283,412	0.1
26,538		Torchmark Corp.	1,640,579	0.0
69,153		Travelers Cos., Inc.	8,231,973	0.2
63,180		UDR, Inc.	2,332,606	0.1
56,232		Unum Group	1,787,615	0.0
383,805		US Bancorp	15,478,856	0.4
79,970		Ventas, Inc.	5,823,415	0.1
41,967		Vornado Realty Trust	4,201,736	0.1
1,092,681		Wells Fargo & Co.	51,716,592	1.2
84,432		Welltower, Inc.	6,431,185	0.1
176,687		Weyerhaeuser Co.	5,259,972	0.1
32,743		Willis Towers Watson PLC	4,070,282	0.1
67,326		XL Group Plc	2,242,629	0.1
48,395		Zions Bancorp.	1,216,166	0.0
			677,590,236	15.6

		Health Care: 14.9%
347,462		Abbott Laboratories	13,658,731	0.3
382,514		AbbVie, Inc.	23,681,442	0.6
82,919		Aetna, Inc.	10,126,897	0.2
77,520		Agilent Technologies, Inc.	3,438,787	0.1
52,982	@	Alexion Pharmaceuticals, Inc.	6,186,178	0.1
93,552	@	Allergan plc	21,618,932	0.5
43,394		AmerisourceBergen Corp.	3,442,012	0.1
177,667		Amgen, Inc.	27,032,034	0.6
62,190		Anthem, Inc.	8,168,035	0.2
130,614		Baxter International, Inc.	5,906,365	0.1
50,187		Becton Dickinson & Co.	8,511,213	0.2
51,807	@	Biogen, Inc.	12,527,969	0.3
320,906	@	Boston Scientific Corp.	7,499,573	0.2
394,800		Bristol-Myers Squibb Co.	29,037,540	0.7
77,057		Cardinal Health, Inc.	6,011,217	0.1
183,198	@	Celgene Corp.	18,068,819	0.4
40,318	@	Centene Corp.	2,877,496	0.1
71,163	@	Cerner Corp.	4,170,152	0.1
60,667		Cigna Corp.	7,764,769	0.2
17,341		CR Bard, Inc.	4,077,910	0.1
141,706		Danaher Corp.	14,312,306	0.3
38,583	@	DaVita HealthCare Partners, Inc.	2,983,238	0.1
55,397		Dentsply Sirona, Inc.	3,436,830	0.1
50,084	@	Edwards Lifesciences Corp.	4,994,877	0.1
229,736		Eli Lilly & Co.	18,091,710	0.4
48,449	@	Endo International PLC	755,320	0.0
149,662	@	Express Scripts Holding Co.	11,344,380	0.3
314,983		Gilead Sciences, Inc.	26,275,882	0.6
71,215	@	HCA Holdings, Inc.	5,484,267	0.1
19,410	@	Henry Schein, Inc.	3,431,688	0.1
57,372	@	Hologic, Inc.	1,985,071	0.0
35,249		Humana, Inc.	6,340,590	0.2
34,814	@	Illumina, Inc.	4,887,189	0.1
9,002	@	Intuitive Surgical, Inc.	5,954,013	0.1
650,542		Johnson & Johnson	78,910,745	1.8
24,219	@	Laboratory Corp. of America Holdings	3,155,009	0.1
25,857	@	Mallinckrodt PLC - W/I	1,571,588	0.0
53,219		McKesson Corp.	9,933,326	0.2
332,564		Medtronic PLC	28,856,578	0.7
654,653		Merck & Co., Inc.	37,714,559	0.9
100,995	@	Mylan NV	4,367,024	0.1
19,686		Patterson Cos., Inc.	942,763	0.0
25,787		PerkinElmer, Inc.	1,351,755	0.0
33,873		Perrigo Co. PLC	3,071,265	0.1
1,434,368		Pfizer, Inc.	50,504,097	1.2
33,456		Quest Diagnostics, Inc.	2,723,653	0.1
18,447	@	Regeneron Pharmaceuticals, Inc.	6,442,246	0.2
67,233		St. Jude Medical, Inc.	5,244,174	0.1
74,297		Stryker Corp.	8,903,009	0.2

See Accompanying Notes to Financial Statements

52

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
93,068		Thermo Fisher Scientific, Inc.	13,751,728	0.3
224,871		UnitedHealth Group, Inc.	31,751,785	0.7
21,229		Universal Health Services, Inc.	2,846,809	0.1
22,519	@	Varian Medical Systems, Inc.	1,851,737	0.0
58,500	@	Vertex Pharmaceuticals, Inc.	5,032,170	0.1
19,143	@	Waters Corp.	2,692,463	0.1
47,122		Zimmer Biomet Holdings, Inc.	5,672,546	0.1
107,966		Zoetis, Inc.	5,124,066	0.1
			646,498,527	14.9

		Industrials: 9.8%
143,444		3M Co.	25,119,913	0.6
10,367		Acuity Brands, Inc.	2,570,601	0.1
29,150		Alaska Air Group, Inc.	1,699,153	0.0
22,642		Allegion Public Ltd.	1,572,034	0.0
136,741		American Airlines Group, Inc.	3,871,138	0.1
55,203		Ametek, Inc.	2,552,035	0.1
141,617		Boeing Co.	18,391,800	0.4
138,089		Caterpillar, Inc.	10,468,527	0.2
33,766		CH Robinson Worldwide, Inc.	2,507,125	0.1
20,499		Cintas Corp.	2,011,567	0.0
226,068		CSX Corp.	5,895,853	0.1
37,471		Cummins, Inc.	4,213,239	0.1
70,608		Deere & Co.	5,722,072	0.1
182,486		Delta Air Lines, Inc.	6,647,965	0.2
36,694		Dover Corp.	2,543,628	0.1
8,576		Dun & Bradstreet Corp.	1,044,900	0.0
108,320		Eaton Corp. PLC	6,469,954	0.1
152,156		Emerson Electric Co.	7,936,457	0.2
28,148		Equifax, Inc.	3,614,203	0.1
43,058		Expeditors International Washington, Inc.	2,111,564	0.0
68,323	L	Fastenal Co.	3,032,858	0.1
59,040		FedEx Corp.	8,961,091	0.2
30,833		Flowserve Corp.	1,392,727	0.0
32,929		Fluor Corp.	1,622,741	0.0
36,275		Fortune Brands Home & Security, Inc.	2,102,862	0.0
67,950		General Dynamics Corp.	9,461,358	0.2
2,174,820		General Electric Co.	68,463,334	1.6
180,245		Honeywell International, Inc.	20,966,098	0.5
76,494		Illinois Tool Works, Inc.	7,967,615	0.2
60,892		Ingersoll-Rand PLC - Class A	3,877,603	0.1
28,836	@	Jacobs Engineering Group, Inc.	1,436,321	0.0
21,049		JB Hunt Transport Services, Inc.	1,703,496	0.0
25,540		Kansas City Southern	2,300,899	0.1
18,200		L-3 Communications Holdings, Inc.	2,669,758	0.1
61,925		Lockheed Martin Corp.	15,367,927	0.4
78,697		Masco Corp.	2,434,885	0.1
85,333		Nielsen NV	4,434,756	0.1
69,944		Norfolk Southern Corp.	5,954,333	0.1
42,678		Northrop Grumman Corp.	9,486,466	0.2
82,887		Paccar, Inc.	4,299,349	0.1
31,853		Parker Hannifin Corp.	3,441,717	0.1
42,741		Pentair PLC	2,491,373	0.1
44,610		Pitney Bowes, Inc.	794,058	0.0
35,721	@	Quanta Services, Inc.	825,870	0.0
70,238		Raytheon Co.	9,548,856	0.2
56,121		Republic Services, Inc.	2,879,568	0.1
31,058		Robert Half International, Inc.	1,185,173	0.0
30,808		Rockwell Automation, Inc.	3,537,375	0.1
30,792		Rockwell Collins, Inc.	2,621,631	0.1
23,935		Roper Technologies, Inc.	4,082,354	0.1
12,702		Ryder System, Inc.	776,600	0.0
13,752		Snap-On, Inc.	2,170,341	0.1
151,053		Southwest Airlines Co.	5,922,788	0.1
35,504		Stanley Black & Decker, Inc.	3,948,755	0.1
20,083	@	Stericycle, Inc.	2,091,042	0.0
63,581		Textron, Inc.	2,324,521	0.1
12,530	@	TransDigm Group, Inc.	3,304,036	0.1
100,633		Tyco International Plc	4,286,966	0.1
198,909		Union Pacific Corp.	17,354,810	0.4
79,395	@	United Continental Holdings, Inc.	3,258,371	0.1
163,296		United Parcel Service, Inc. - Class B	17,590,245	0.4
20,932	@	United Rentals, Inc.	1,404,537	0.0
184,069		United Technologies Corp.	18,876,276	0.4
36,591	@	Verisk Analytics, Inc.	2,966,798	0.1
97,716		Waste Management, Inc.	6,475,639	0.2
13,343		WW Grainger, Inc.	3,032,197	0.1
42,311		Xylem, Inc.	1,889,186	0.0
			423,981,288	9.8

		Information Technology: 19.7%
147,530		Accenture PLC	16,713,674	0.4
120,471		Activision Blizzard, Inc.	4,774,266	0.1
118,303	@	Adobe Systems, Inc.	11,332,244	0.3
41,529	@	Akamai Technologies, Inc.	2,322,717	0.1
13,940	@	Alliance Data Systems Corp.	2,731,125	0.1
69,456	@	Alphabet, Inc. - Class A	48,864,380	1.1
69,854	@	Alphabet, Inc. - Class C	48,345,953	1.1
72,827		Amphenol Corp.	4,175,172	0.1
72,690		Analog Devices, Inc.	4,117,162	0.1
1,295,439		Apple, Inc.	123,843,968	2.9
257,589		Applied Materials, Inc.	6,174,408	0.1
53,117	@	Autodesk, Inc.	2,875,754	0.1
107,737		Automatic Data Processing, Inc.	9,897,798	0.2
87,726		Broadcom Ltd.	13,632,620	0.3
69,984		CA, Inc.	2,297,575	0.1
1,189,553		Cisco Systems, Inc.	34,128,276	0.8
36,683	@	Citrix Systems, Inc.	2,937,942	0.1
143,292	@	Cognizant Technology Solutions Corp.	8,202,034	0.2
254,326		Corning, Inc.	5,208,597	0.1
32,443		CSRA, Inc.	760,140	0.0
249,984	@	eBay, Inc.	5,852,125	0.1
71,333	@	Electronic Arts, Inc.	5,404,188	0.1
461,942		EMC Corp.	12,550,964	0.3
15,842	@	F5 Networks, Inc.	1,803,453	0.0
546,768	@	Facebook, Inc.	62,484,647	1.4

See Accompanying Notes to Financial Statements

53

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
65,627		Fidelity National Information Services, Inc.	4,835,397	0.1
18,137	@	First Solar, Inc.	879,282	0.0
52,583	@	Fiserv, Inc.	5,717,350	0.1
32,551		Flir Systems, Inc.	1,007,454	0.0
36,422		Global Payments, Inc.	2,599,802	0.1
29,499		Harris Corp.	2,461,397	0.1
393,005		Hewlett Packard Enterprise Co.	7,180,201	0.2
404,568		HP, Inc.	5,077,328	0.1
208,874		International Business Machines Corp.	31,702,896	0.7
1,116,778		Intel Corp.	36,630,318	0.8
60,515		Intuit, Inc.	6,754,079	0.2
83,541		Juniper Networks, Inc.	1,878,837	0.0
36,826		KLA-Tencor Corp.	2,697,505	0.1
37,747		Lam Research Corp.	3,173,013	0.1
56,548		Linear Technology Corp.	2,631,178	0.1
229,600		Mastercard, Inc.	20,218,576	0.5
50,807		Microchip Technology, Inc.	2,578,963	0.1
245,266	@	Micron Technology, Inc.	3,374,860	0.1
1,859,041		Microsoft Corp.	95,127,128	2.2
37,578		Motorola Solutions, Inc.	2,479,021	0.1
68,370		NetApp, Inc.	1,681,218	0.0
119,980		Nvidia Corp.	5,640,260	0.1
736,099		Oracle Corp.	30,128,532	0.7
75,802		Paychex, Inc.	4,510,219	0.1
260,853	@	PayPal Holdings, Inc.	9,523,743	0.2
30,162	@	Qorvo, Inc.	1,666,752	0.0
347,406		Qualcomm, Inc.	18,610,539	0.4
42,911	@	Red Hat, Inc.	3,115,339	0.1
150,619	@	Salesforce.com, Inc.	11,960,655	0.3
70,593	L	Seagate Technology	1,719,646	0.0
44,993		Skyworks Solutions, Inc.	2,847,157	0.1
144,811		Symantec Corp.	2,974,418	0.1
84,579		TE Connectivity Ltd.	4,830,307	0.1
30,746	@	Teradata Corp.	770,802	0.0
237,505		Texas Instruments, Inc.	14,879,688	0.3
39,951		Total System Services, Inc.	2,121,798	0.0
22,577	@,L	VeriSign, Inc.	1,952,007	0.0
450,493		Visa, Inc. - Class A	33,413,066	0.8
66,562		Western Digital Corp.	3,145,720	0.1
116,157		Western Union Co.	2,227,891	0.1
225,205		Xerox Corp.	2,137,196	0.0
60,008		Xilinx, Inc.	2,768,169	0.1
206,688	@	Yahoo!, Inc.	7,763,201	0.2
			850,824,090	19.7

		Materials: 2.9%
45,994		Air Products & Chemicals, Inc.	6,532,988	0.2
26,559		Albemarle Corp.	2,106,394	0.0
311,030		Alcoa, Inc.	2,883,248	0.1
21,092		Avery Dennison Corp.	1,576,627	0.0
41,142		Ball Corp.	2,974,155	0.1
55,128		CF Industries Holdings, Inc.	1,328,585	0.0
265,555		Dow Chemical Co.	13,200,739	0.3
35,159		Eastman Chemical Co.	2,387,296	0.1
62,432		Ecolab, Inc.	7,404,435	0.2
206,591		Du Pont E I de Nemours & Co.	13,387,097	0.3
31,634		FMC Corp.	1,464,971	0.0
296,138		Freeport-McMoRan, Inc.	3,298,977	0.1
18,853		International Flavors & Fragrances, Inc.	2,376,798	0.1
97,245		International Paper Co.	4,121,243	0.1
80,739		LyondellBasell Industries NV - Class A	6,008,596	0.1
15,025		Martin Marietta Materials, Inc.	2,884,800	0.1
103,317		Monsanto Co.	10,684,011	0.2
82,734		Mosaic Co.	2,165,976	0.0
125,474		Newmont Mining Corp.	4,908,543	0.1
75,192		Nucor Corp.	3,715,237	0.1
38,295	@	Owens-Illinois, Inc.	689,693	0.0
62,926		PPG Industries, Inc.	6,553,743	0.2
67,467		Praxair, Inc.	7,582,616	0.2
46,625		Sealed Air Corp.	2,143,351	0.0
18,595		Sherwin-Williams Co.	5,460,794	0.1
31,500		Vulcan Materials Co.	3,791,340	0.1
59,744		WestRock Co.	2,322,249	0.1
			123,954,502	2.9

		Telecommunication Services: 2.9%
1,455,926		AT&T, Inc.	62,910,562	1.5
129,145		CenturyLink, Inc.	3,746,496	0.1
277,440		Frontier Communications Corp.	1,370,554	0.0
68,569	@	Level 3 Communications, Inc.	3,530,618	0.1
964,063		Verizon Communications, Inc.	53,833,278	1.2
			125,391,508	2.9

		Utilities: 3.7%
155,858		AES Corp.	1,945,108	0.0
29,291		AGL Resources, Inc.	1,932,327	0.0
53,717		Alliant Energy Corp.	2,132,565	0.0
57,385		Ameren Corp.	3,074,688	0.1
116,199		American Electric Power Co., Inc.	8,144,388	0.2
42,031		American Water Works Co., Inc.	3,552,040	0.1
101,844		Centerpoint Energy, Inc.	2,444,256	0.1
66,022		CMS Energy Corp.	3,027,769	0.1
71,936		Consolidated Edison, Inc.	5,786,532	0.1
145,739		Dominion Resources, Inc.	11,357,440	0.3
42,438		DTE Energy Co.	4,206,455	0.1
162,930		Duke Energy Corp.	13,977,765	0.3
77,056		Edison International	5,984,939	0.1
42,274		Entergy Corp.	3,438,990	0.1
75,022		Eversource Energy	4,493,818	0.1
218,011		Exelon Corp.	7,926,880	0.2
100,447		FirstEnergy Corp.	3,506,605	0.1
109,135		NextEra Energy, Inc.	14,231,204	0.3
76,047		NiSource, Inc.	2,016,766	0.1
74,478		NRG Energy, Inc.	1,116,425	0.0
117,316		PG&E Corp.	7,498,839	0.2
26,286		Pinnacle West Capital Corp.	2,130,743	0.1
160,101		PPL Corp.	6,043,813	0.1
119,655		Public Service Enterprise Group, Inc.	5,577,119	0.1
33,801		SCANA Corp.	2,557,384	0.1
56,058		Sempra Energy	6,391,733	0.2
221,973		Southern Co.	11,904,412	0.3
57,170		TECO Energy, Inc.	1,580,179	0.0
74,653		WEC Energy Group, Inc.	4,874,841	0.1

See Accompanying Notes to Financial Statements

54

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
120,134	Xcel Energy, Inc.	5,379,600	0.1
		158,235,623	3.7

	Total Common Stock
	(Cost $2,959,251,585)	4,307,577,946	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.5%
4,775,585	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,775,640, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $4,871,154, due 01/01/30-06/20/46)	4,775,585	0.1
4,994,440	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,994,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $5,094,329, due 07/15/16-09/20/65)	4,994,440	0.1
4,994,440	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,994,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,094,329, due 07/07/16-02/01/49)	4,994,440	0.1
4,994,440	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,994,497, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $5,094,329, due 12/01/16-02/20/66)	4,994,440	0.1
1,270,108	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,270,125, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,305,783, due 04/15/18-01/15/29)	1,270,108	0.1
		21,029,013	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
20,395,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $20,395,000)	20,395,000	0.5

	Total Short-Term Investments
	(Cost $41,424,013)	41,424,013	1.0

	Total Investments in Securities (Cost $3,000,675,598)	$4,349,001,959	100.5
	Liabilities in Excess of Other Assets	(20,294,486)	(0.5)
	Net Assets	$4,328,707,473	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $3,045,692,772.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,439,771,579
Gross Unrealized Depreciation	(136,462,392)

Net Unrealized Appreciation	$1,303,309,187

See Accompanying Notes to Financial Statements

55

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 47.1%
		Consumer Discretionary: 2.9%
40,000		Daimler AG	2,393,544	0.5
265,000		Ford Motor Co.	3,331,050	0.7
201,208		General Motors Co.	5,694,186	1.1
15,000	L	Nordstrom, Inc.	570,750	0.1
33,000		Target Corp.	2,304,060	0.5
			14,293,590	2.9

		Consumer Staples: 1.7%
16,000		Anheuser-Busch InBev NV ADR	2,106,880	0.4
60,000		PepsiCo, Inc.	6,356,400	1.3
			8,463,280	1.7

		Energy: 9.3%
37,000		Anadarko Petroleum Corp.	1,970,250	0.4
200,000	L	BP PLC ADR	7,102,000	1.4
110,000		Chevron Corp.	11,531,300	2.4
37,100	L	Denbury Resources, Inc.	133,189	0.0
54,700		Halliburton Co.	2,477,363	0.5
293,400		Royal Dutch Shell PLC - Class A ADR	16,201,548	3.3
13,000		Schlumberger Ltd.	1,028,040	0.2
113,000	L	Total S.A. ADR	5,435,300	1.1
			45,878,990	9.3

		Financials: 3.6%
34,500		Charles Schwab Corp.	873,195	0.2
68,800		JPMorgan Chase & Co.	4,275,232	0.9
72,908		Metlife, Inc.	2,903,926	0.6
30,000		Morgan Stanley	779,400	0.1
30,800		Royal Bank of Canada	1,819,940	0.4
80,000		US Bancorp	3,226,400	0.6
80,000		Wells Fargo & Co.	3,786,400	0.8
			17,664,493	3.6

		Health Care: 6.7%
91,000		AstraZeneca PLC	5,440,327	1.1
31,000		Bristol-Myers Squibb Co.	2,280,050	0.5
55,000		Eli Lilly & Co.	4,331,250	0.9
250,000		Pfizer, Inc.	8,802,500	1.8
25,000		Roche Holding AG	6,596,996	1.3
131,000	L	Sanofi ADR	5,482,350	1.1
			32,933,473	6.7

		Industrials: 5.2%
1,222	@	Ceva Holdings LLC	427,648	0.1
25,000		Deere & Co.	2,026,000	0.4
300,000		General Electric Co.	9,444,000	1.9
30,500		Raytheon Co.	4,146,475	0.9
100,000		Republic Services, Inc.	5,131,000	1.1
40,000		United Technologies Corp.	4,102,000	0.8
			25,277,123	5.2

		Information Technology: 6.6%
30,000		Analog Devices, Inc.	1,699,200	0.3
75,042		Apple, Inc.	7,174,015	1.5
120,000		Cisco Systems, Inc.	3,442,800	0.7
208,927	@	First Data Holdings, Inc.	2,312,822	0.5
140,000		Intel Corp.	4,592,000	0.9
123,100		Microsoft Corp.	6,299,027	1.3
109,000		Texas Instruments, Inc.	6,828,850	1.4
			32,348,714	6.6

		Materials: 4.3%
65,000		BASF SE	4,984,140	1.0
150,000		Dow Chemical Co.	7,456,500	1.5
60,000		Mosaic Co.	1,570,800	0.3
225,000	L	Rio Tinto PLC ADR	7,042,500	1.5
			21,053,940	4.3

		Telecommunication Services: 1.7%
800,000		Telstra Corp., Ltd.	3,343,792	0.7
90,000		Verizon Communications, Inc.	5,025,600	1.0
			8,369,392	1.7

		Utilities: 5.1%
59,137		Dominion Resources, Inc.	4,608,547	0.9
49,965		Duke Energy Corp.	4,286,497	0.9
80,000		PG&E Corp.	5,113,600	1.0
30,000		Public Service Enterprise Group, Inc.	1,398,300	0.3
45,600		Sempra Energy	5,199,312	1.1
48,000		Southern Co.	2,574,240	0.5
45,000		Xcel Energy, Inc.	2,015,100	0.4
			25,195,596	5.1

	Total Common Stock
	(Cost $197,430,861)		231,478,591	47.1

PREFERRED STOCK: 5.8%
		Consumer Discretionary: 0.1%
10,000	@,L	Fiat Chrysler Automobiles NV	590,200	0.1

		Financials: 2.8%
4,300	@	Bank of America Corp.	5,138,500	1.1
50	@,P	Federal National Mortgage Association	631,250	0.1
60,000	@	Felcor Lodging Trust, Inc.	1,520,628	0.3
40,000	#,@	Mandatory Exchangeable Trust	4,089,400	0.8
2,000	@	Wells Fargo & Co.	2,598,400	0.5
			13,978,178	2.8

		Health Care: 0.7%
2,500	@	Allergan PLC	2,084,050	0.4
1,500	@	Teva Pharmaceutical Industries Ltd.	1,240,500	0.3
			3,324,550	0.7

		Industrials: 0.1%
41	@	Ceva Holdings Series A-1	21,525	0.0
1,748	@	Ceva Holdings Series A-2	611,740	0.1
			633,265	0.1

		Materials: 0.7%
100,000	@	Alcoa, Inc.	3,287,000	0.7

See Accompanying Notes to Financial Statements

56

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: 1.4%
46,300	@	Dominion Resources, Inc./VA	2,400,192	0.5
17,000	@,L	Dominion Resources, Inc./VA - Series B	1,021,700	0.2
50,000	@	NextEra Energy, Inc.	3,239,000	0.7
			6,660,892	1.4

	Total Preferred Stock
	(Cost $30,637,467)		28,474,085	5.8

EQUITY-LINKED SECURITIES: 4.7%
		Consumer, Cyclical: 1.8%
347,000	@,Z	Morgan Stanley into Ford Motor Co., 8.500%	4,479,770	0.9
58,000	#,@	The Royal Bank of Canada into Target Corp., 6.000%	4,221,240	0.9
			8,701,010	1.8

		Financials: 0.5%
200,000	#,@	Citigroup, Inc. into Bank of America Corp., 7.500%	2,680,000	0.5

		Health Care: 0.5%
39,000	#,@,Z	JPMorgan Chase & Co. into Merck & Co., Inc., 6.250%	2,234,181	0.5

		Technology: 1.9%
58,000	#,@	JPMorgan Chase & Co. into Oracle Corp., 6.000%	2,418,020	0.5
87,000	#,@	Wells Fargo Bank into Cisco Systems, Inc., 7.250%	2,474,280	0.5
143,000	#,@	Wells Fargo Bank into Intel Corp., 7.000%	4,651,790	0.9
			9,544,090	1.9

	Total Equity-Linked Securities
	(Cost $23,736,120)		23,159,281	4.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 38.5%
		Basic Materials: 1.3%
862,000	#	First Quantum Minerals Ltd., 7.000%, 02/15/21	697,143	0.2
5,000,000	#,L	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	5,550,000	1.1
			6,247,143	1.3

		Communications: 8.1%
2,200,000	#,L	Altice SA, 7.625%, 02/15/25	2,156,000	0.4
700,000	#	Altice SA, 7.750%, 05/15/22	709,625	0.2
7,617,472		Clear Channel Communications, Inc., 7.210%, 01/30/19	5,598,842	1.2
1,485,057		Clear Channel Communications, Inc., 7.960%, 07/30/19	1,092,445	0.2
1,853,000		Clear Channel Communications, Inc., 9.000%, 12/15/19	1,415,229	0.3
1,000,000	#	CommScope, Inc., 5.500%, 06/15/24	1,018,750	0.2
1,500,000	#	CommScope, Inc., 5.000%, 06/15/21	1,537,875	0.3
1,909,000		DISH DBS Corp., 5.000%, 03/15/23	1,741,962	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/24	2,062,500	0.4
1,500,000		Frontier Communications Corp., 9.250%, 07/01/21	1,593,750	0.3
2,000,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	1,275,000	0.3
1,800,000	#	Neptune Finco Corp., 10.875%, 10/15/25	2,065,500	0.4
2,400,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	2,487,000	0.5
500,000		Sprint Corp., 7.125%, 06/15/24	398,125	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/23	3,865,750	0.8
2,500,000		T-Mobile USA, Inc., 6.731%, 04/28/22	2,638,250	0.5
4,000,000	#	Univision Communications, Inc., 5.125%, 05/15/23	3,990,000	0.8
2,000,000	#	Virgin Media Secured Finance PLC, 5.500%, 01/15/25	1,970,000	0.4
2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	2,050,000	0.4
			39,666,603	8.1

		Consumer, Cyclical: 2.9%
1,500,000	#,L	Algeco Scotsman Global Finance Plc, 8.500%, 10/15/18	1,222,500	0.3
4,987,500		Belk, Inc. TL B 1L, 5.750%, 12/12/22	3,990,000	0.8
2,000,000		Dollar General Corp., 3.250%, 04/15/23	2,079,672	0.4
2,500,000	L	KB Home, 7.500%, 09/15/22	2,587,500	0.5
756,327		Navistar International Corp., 6.500%, 08/07/20	717,250	0.2
1,496,250		Petco Animal Supplies, Inc., 5.750%, 01/26/23	1,492,509	0.3
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	995,000	0.2
1,000,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	1,000,000	0.2
			14,084,431	2.9

		Consumer, Non-cyclical: 7.4%
2,500,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	2,200,000	0.5
1,000,000	L	CHS/Community Health Systems, Inc., 7.125%, 07/15/20	932,090	0.2

See Accompanying Notes to Financial Statements

57

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,600,000	L	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	3,532,500	0.7
1,000,000		Cott Beverages, Inc., 5.375%, 07/01/22	1,003,750	0.2
2,000,000	#	Endo Finance LLC, 5.750%, 01/15/22	1,814,800	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/23	2,137,500	0.4
3,200,000		HCA, Inc., 7.500%, 02/15/22	3,646,400	0.8
4,000,000	#	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/22	3,827,500	0.8
1,000,000	#	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, 05/15/23	1,062,500	0.2
1,700,000		Tenet Healthcare Corp., 6.750%, 06/15/23	1,634,125	0.3
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	4,119,200	0.8
2,000,000		United Rentals North America, Inc., 5.750%, 11/15/24	2,025,000	0.4
4,000,000		Vizient, Inc., 6.250%, 02/10/23	4,025,000	0.8
2,000,000	#	Vizient, Inc., 10.375%, 03/01/24	2,150,000	0.4
1,700,000	#,L	VRX Escrow Corp., 5.875%, 05/15/23	1,381,250	0.3
1,300,000	#	VRX Escrow Corp., 6.125%, 04/15/25	1,046,500	0.2
			36,538,115	7.4

		Diversified: 0.6%
1,995,000		First Eagle TL B 1L, 4.750%, 12/01/22	1,963,413	0.4
1,300,000	#	Stena International SA, 5.750%, 03/01/24	1,072,500	0.2
			3,035,913	0.6

		Energy: 4.5%
1,100,000		Antero Resources Corp., 5.375%, 11/01/21	1,083,500	0.2
1,000,000		Bill Barrett Corp., 7.000%, 10/15/22	725,000	0.1
3,500,000		Bill Barrett Corp., 7.625%, 10/01/19	2,870,000	0.6
1,000,000	L	Chesapeake Energy Corp., 7.250%, 12/15/18	875,000	0.2
2,553,000	#,L	Chesapeake Energy Corp., 8.000%, 12/15/22	2,176,432	0.4
900,000	#	Denbury Resources, Inc., 9.000%, 05/15/21	904,500	0.2
1,600,000	#	Kinder Morgan, Inc./DE, 5.625%, 11/15/23	1,716,960	0.4
1,000,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	1,007,500	0.2
2,800,000	L	Sanchez Energy Corp., 7.750%, 06/15/21	2,387,000	0.5
1,000,000	±	Stone Energy Corp., 7.500%, 11/15/22	455,000	0.1
3,000,000		W&T Offshore, Inc., 8.500%, 06/15/19	750,000	0.2
2,325,000		Weatherford International Ltd., 5.875%, 07/01/21	2,532,797	0.5
3,000,000	L	Weatherford International Ltd., 7.750%, 06/15/21	2,932,500	0.6
1,600,000	L	Weatherford International Ltd., 8.250%, 06/15/23	1,524,000	0.3
			21,940,189	4.5

		Financial: 3.8%
2,000,000		Bank of America Corp., 6.100%, 12/29/49	2,032,500	0.4
1,500,000	L	Bank of America Corp., 8.125%, 12/29/49	1,505,625	0.3
6,000,000		Citigroup, Inc., 6.300%, 12/29/49	5,976,900	1.2
2,000,000		JPMorgan Chase & Co., 5.000%, 12/29/49	1,915,000	0.4
2,000,000		JPMorgan Chase & Co., 5.150%, 05/29/49	1,950,200	0.4
1,500,000		Morgan Stanley, 5.550%, 12/29/49	1,487,775	0.3
2,500,000	#	OneMain Financial Holdings LLC, 6.750%, 12/15/19	2,446,875	0.5
1,600,000		Wells Fargo & Co., 5.900%, 12/29/49	1,648,000	0.3
			18,962,875	3.8

		Industrial: 3.3%
1,500,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	1,485,000	0.3
2,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	2,051,250	0.4
1,600,000	#	Bombardier, Inc., 7.500%, 03/15/25	1,392,000	0.3
2,000,000	#	BWAY Holding Co., 9.125%, 08/15/21	1,925,000	0.4
1,500,000	#	Cemex SAB de CV, 7.250%, 01/15/21	1,586,550	0.3
400,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	405,500	0.1
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/24	206,275	0.0
476,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	492,065	0.1
1,300,000		TransDigm, Inc., 6.500%, 07/15/24	1,313,000	0.2
1,300,000		TransDigm, Inc., 6.000%, 07/15/22	1,313,234	0.3
3,500,000	#,L	XPO Logistics, Inc., 6.500%, 06/15/22	3,355,625	0.7
997,500		XPO Logistics, Inc. - TL B 1L, 5.500%, 11/01/21	999,994	0.2
			16,525,493	3.3

See Accompanying Notes to Financial Statements

58

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 3.9%
2,500,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,887,500	0.4
1,400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	1,440,494	0.3
1,400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	1,453,746	0.3
1,100,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	1,143,347	0.3
5,400,000	#	First Data Corp., 7.000%, 12/01/23	5,501,250	1.1
1,500,000	#	Micron Technology, Inc., 7.500%, 09/15/23	1,607,400	0.3
1,400,000	#	Microsemi Corp., 9.125%, 04/15/23	1,547,000	0.3
2,500,000		Western Digital Corp., 6.250%, 03/16/23	2,514,062	0.5
1,000,000	#	Western Digital Corp., 7.375%, 04/01/23	1,067,500	0.2
1,000,000	#	Western Digital Corp., 10.500%, 04/01/24	1,072,500	0.2
			19,234,799	3.9

		Utilities: 2.7%
3,500,000		Calpine Corp., 5.750%, 01/15/25	3,416,875	0.7
5,000,000		Dynegy, Inc., 7.375%, 11/01/22	4,850,000	1.0
5,000,000	#	InterGen NV, 7.000%, 06/30/23	3,562,500	0.7
1,600,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/21	1,412,000	0.3
			13,241,375	2.7

	Total Corporate Bonds/Notes
	(Cost $193,955,760)		189,476,936	38.5

	Total Long-Term Investments
	(Cost $445,760,208)		472,588,893	96.1

SHORT-TERM INVESTMENTS: 10.0%
		Corporate Bonds/Notes: 0.2%
1,500,000		Stone Energy Corp., 1.750%, 03/01/17
		(Cost $854,843)	696,563	0.2

		U.S. Government Agency Obligations: 1.3%
6,490,000	Z	FHLB DISC NT, 07/01/16
		(Cost $6,490,000)	6,490,000	1.3

		Securities Lending Collateralcc: 8.5%
9,965,222		Barclays Capital, Inc., Repurchase Agreement dated 06/30/16, 0.40%, due 07/01/16 (Repurchase Amount $9,965,331, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $10,164,527, due 08/15/16-11/15/45)	9,965,222	2.0
9,965,222		Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $9,965,350, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,164,526, due 07/15/16-09/20/65)	9,965,222	2.0
9,433,382		Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $9,433,511, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $9,622,050, due 07/07/16-02/01/49)	9,433,382	1.9
9,965,222		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $9,965,345, collateralized by various U.S. Government Securities, 1.000%-3.625%, Market Value plus accrued interest $10,164,527, due 03/15/18-09/09/49)	9,965,222	2.0

See Accompanying Notes to Financial Statements

59

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
2,628,908	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $2,628,943, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,702,750, due 04/15/18-01/15/29)	2,628,908	0.6
		41,957,956	8.5

	Total Short-Term Investments
	(Cost $49,302,799)	49,144,519	10.0

	Total Investments in Securities (Cost $495,063,007)	$521,733,412	106.1
	Liabilities in Excess of Other Assets	(30,200,153)	(6.1)
	Net Assets	$491,533,259	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is $495,581,990.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,036,087
Gross Unrealized Depreciation	(35,884,665)

Net Unrealized Appreciation	$26,151,422

See Accompanying Notes to Financial Statements

60

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 13.9%
10,700		Abercrombie & Fitch Co.	190,567	0.0
66,900	@	American Axle & Manufacturing Holdings, Inc.	968,712	0.1
180,377		American Eagle Outfitters, Inc.	2,873,406	0.4
183,300		Bloomin Brands, Inc.	3,275,571	0.5
119,806		Brinker International, Inc.	5,454,767	0.8
98,277		Brunswick Corp.	4,453,914	0.6
55,300		Caleres, Inc.	1,338,813	0.2
3,700		Capella Education Co.	194,768	0.0
38,300	@	Carrols Restaurant Group, Inc.	455,770	0.1
48,900		Cato Corp.	1,844,508	0.3
337,445		Chico's FAS, Inc.	3,614,036	0.5
35,900		Childrens Place Retail Stores, Inc.	2,878,462	0.4
119,263		Cinemark Holdings, Inc.	4,348,329	0.6
83,100		Cooper Tire & Rubber Co.	2,478,042	0.4
29,475	@	Cooper-Standard Holding, Inc.	2,328,230	0.3
379,625	@	CROCS, Inc.	4,282,170	0.6
7,000		Dana Holding Corp.	73,920	0.0
36,995		Drew Industries, Inc.	3,138,656	0.5
251,889	@	EW Scripps Co.	3,989,922	0.6
37,100	@	Express, Inc.	538,321	0.1
121,100	@	Gray Television, Inc.	1,313,935	0.2
28,300	@	Helen of Troy Ltd.	2,910,372	0.4
33,140	@	Horizon Global Corp.	376,139	0.1
38,100	@	Isle of Capri Casinos, Inc.	697,992	0.1
42,900	@	K12, Inc.	535,821	0.1
20,500	@	Kirkland's, Inc.	300,940	0.0
57,100	@	Krispy Kreme Doughnuts, Inc.	1,196,816	0.2
5,400		Libbey, Inc.	85,806	0.0
38,600		Lifetime Brands, Inc.	563,174	0.1
152,115	@	Malibu Boats, Inc.	1,837,549	0.3
99,500	@	Monarch Casino & Resort, Inc.	2,186,015	0.3
55,187		Morningstar, Inc.	4,513,193	0.7
3,900		Nacco Industries, Inc.	218,400	0.0
27,100	@	Nautilus, Inc.	483,464	0.1
6,600	L	Nexstar Broadcasting Group, Inc.	314,028	0.0
386,050	@	Office Depot, Inc.	1,277,825	0.2
12,600	L	Outerwall, Inc.	529,200	0.1
62,543		Papa John's International, Inc.	4,252,924	0.6
18,700	@	Perry Ellis International, Inc.	376,244	0.1
422,400	L	Pier 1 Imports, Inc.	2,171,136	0.3
69,861		Pool Corp.	6,569,030	0.9
47,200	@	Red Rock Resorts, Inc.	1,037,456	0.1
314,500	@	RetailMeNot, Inc.	2,424,795	0.3
115,387	@	ServiceMaster Global Holdings, Inc.	4,592,402	0.7
45,800		Sinclair Broadcast Group, Inc.	1,367,588	0.2
4,300	@	Stoneridge, Inc.	64,242	0.0
27,800	@	Tilly's, Inc.	160,962	0.0
45,200		Tower International, Inc.	930,216	0.1
148,500		Travelport Worldwide Ltd.	1,914,165	0.3
71,937	@,L	Zoe's Kitchen, Inc.	2,609,155	0.4
			96,531,868	13.9

		Consumer Staples: 3.4%
11,100	@	Central Garden & Pet Co.	240,981	0.0
50,500		Dean Foods Co.	913,545	0.1
23,397		J&J Snack Foods Corp.	2,790,560	0.4
122,600	@	Performance Food Group Co.	3,299,166	0.5
56,300	L	Pilgrim's Pride Corp.	1,434,524	0.2
7,643		Pinnacle Foods, Inc.	353,794	0.1
12,200	@	Post Holdings, Inc.	1,008,818	0.1
6,600	L	Sanderson Farms, Inc.	571,824	0.1
76,720		SpartanNash Co.	2,346,098	0.3
75,674	L	Spectrum Brands Holdings, Inc.	9,028,665	1.3
78,000	@	SUPERVALU, Inc.	368,160	0.1
4,900	@	TreeHouse Foods, Inc.	502,985	0.1
21,800	@	US Foods Holding Corp.	528,432	0.1
1,800	@	USANA Health Sciences, Inc.	200,574	0.0
6,200		Village Super Market	179,118	0.0
			23,767,244	3.4

		Energy: 3.3%
58,900		Archrock, Inc.	554,838	0.1
122,100	L	Atwood Oceanics, Inc.	1,528,692	0.2
59,300	@,L	Bill Barrett Corp.	378,927	0.1
15,500	@	Callon Petroleum Co.	174,065	0.0
12,400	@	Carrizo Oil & Gas, Inc.	444,540	0.1
20,519		Cimarex Energy Co.	2,448,327	0.4
72,300		Delek US Holdings, Inc.	955,083	0.1
226,000	L	Denbury Resources, Inc.	811,340	0.1
34,592	@	Dril-Quip, Inc.	2,021,210	0.3
142,900	@,L	EP Energy Corp.	740,222	0.1
16,100		Green Plains Renewable Energy, Inc.	317,492	0.0
52,300	@	Helix Energy Solutions Group, Inc.	353,548	0.1
27,600	@	Matrix Service Co.	455,124	0.1
314,394		Patterson-UTI Energy, Inc.	6,702,880	1.0
13,300	@	PHI, Inc.	237,804	0.0
6,100	@	Pioneer Energy Services Corp.	28,060	0.0
55,400	@	Renewable Energy Group, Inc.	489,182	0.1
2,500	@	Rex Stores Corp.	149,575	0.0
72,100	@	RigNet, Inc.	965,419	0.1
26,246		Superior Energy Services	483,189	0.1
351,550	@	Synergy Resources Corp.	2,341,323	0.3
5,900		World Fuel Services Corp.	280,191	0.0
			22,861,031	3.3

		Financials: 23.3%
2,300		Agree Realty Corp.	110,952	0.0

See Accompanying Notes to Financial Statements

61

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
23,900		American Assets Trust, Inc.	1,014,316	0.2
9,077		American Campus Communities, Inc.	479,901	0.1
74,000		American Equity Investment Life Holding Co.	1,054,500	0.2
19,600		Armada Hoffler Properties, Inc.	269,304	0.0
302,900		Ashford Hospitality Trust, Inc.	1,626,573	0.2
14,900		Aspen Insurance Holdings Ltd.	691,062	0.1
269,933		Associated Banc-Corp.	4,629,351	0.7
30,800		Banc of California, Inc.	557,480	0.1
127,926		BankUnited, Inc.	3,929,887	0.6
10,700	@	Bats Global Markets, Inc.	274,883	0.0
27,500		BBCN Bancorp, Inc.	410,300	0.1
133,550		BGC Partners, Inc.	1,163,220	0.2
39,700		Bluerock Residential Growth REIT, Inc.	516,100	0.1
268,900		Capstead Mortgage Corp.	2,608,330	0.4
89,900		Cash America International, Inc.	3,831,538	0.6
16,000		Cathay General Bancorp.	451,200	0.1
18,400		Chatham Lodging Trust	404,432	0.1
16,100		Chesapeake Lodging Trust	374,325	0.1
102,600		CNO Financial Group, Inc.	1,791,396	0.3
34,000		Commerce Bancshares, Inc.	1,628,600	0.2
3,547		Community Trust Bancorp., Inc.	122,939	0.0
17,400		Coresite Realty Corp.	1,543,206	0.2
46,500		Cousins Properties, Inc.	483,600	0.1
6,600	@	CU Bancorp	150,018	0.0
19,400		CubeSmart	599,072	0.1
37,880	@	Customers Bancorp, Inc.	951,924	0.1
5,100		CyrusOne, Inc.	283,866	0.0
16,856		DCT Industrial Trust, Inc.	809,762	0.1
19,625		DDR Corp.	355,997	0.1
33,000		DiamondRock Hospitality Co.	297,990	0.0
37,900		Dime Community Bancshares	644,679	0.1
84,022		East-West Bancorp., Inc.	2,871,872	0.4
11,500		Easterly Government Properties, Inc.	226,895	0.0
75,917		EastGroup Properties, Inc.	5,232,200	0.8
99,099		Eaton Vance Corp.	3,502,159	0.5
16,000		Education Realty Trust, Inc.	738,240	0.1
8,000		EPR Properties	645,440	0.1
5,300		Equity One, Inc.	170,554	0.0
6,300		Evercore Partners, Inc.	278,397	0.0
64,303		Fidelity Southern Corp.	1,007,628	0.2
9,900		Financial Institutions, Inc.	258,093	0.0
22,500		First American Financial Corp.	904,950	0.1
156,700	@	First BanCorp/Puerto Rico	622,099	0.1
9,700		First Business Financial Services, Inc.	227,659	0.0
46,300		First Commonwealth Financial Corp.	425,960	0.1
11,800		First Community Bancshares, Inc.	264,792	0.0
172,582		First Financial Bancorp.	3,356,720	0.5
233,360		First Horizon National Corp.	3,215,701	0.5
86,875		First Industrial Realty Trust, Inc.	2,416,862	0.4
9,100		First Merchants Corp.	226,863	0.0
18,800	@	First NBC Bank Holding Co.	315,652	0.1
40,537		First Republic Bank/San Francisco CA	2,837,185	0.4
73,300	@	Flagstar Bancorp, Inc.	1,789,253	0.3
24,700	@	FNFV Group	283,309	0.0
10,500	@	Franklin Financial Network, Inc.	329,280	0.1
6,400		Franklin Street Properties Corp.	78,528	0.0
102,100		Fulton Financial Corp.	1,378,350	0.2
107,911		Glacier Bancorp., Inc.	2,868,274	0.4
10,900		Government Properties Income Trust	251,354	0.0
58,300		Gramercy Property Trust	537,526	0.1
139,448		Great Western Bancorp, Inc.	4,398,190	0.6
85,481		Greenhill & Co., Inc.	1,376,244	0.2
67,350		Hanmi Financial Corp.	1,582,051	0.2
12,600		HCI Group, Inc.	343,728	0.1
138,962		HFF, Inc.	4,013,223	0.6
14,600		Highwoods Properties, Inc.	770,880	0.1
27,600	@	Hilltop Holdings, Inc.	579,324	0.1
2,300		Home Bancorp, Inc.	63,181	0.0
83,200	@	HomeStreet, Inc.	1,657,344	0.2
3,600		Horace Mann Educators Corp.	121,644	0.0
9,900		Houlihan Lokey, Inc.	221,463	0.0
11,900		Hudson Pacific Properties, Inc.	347,242	0.1
269,100		Huntington Bancshares, Inc.	2,405,754	0.4
61,473		Iberiabank Corp.	3,671,782	0.5
14,600		IDT Corp.	207,174	0.0
16,200	@	Infrareit Inc.	284,148	0.0
39,400	@	Insmed Inc.	388,484	0.1
28,900	@	Intl. FCStone, Inc.	788,681	0.1
200,330		Janus Capital Group, Inc.	2,788,594	0.4
76,100		Lazard Ltd.	2,266,258	0.3
26,800		LTC Properties, Inc.	1,386,364	0.2
10,200		Maiden Holdings Ltd.	124,848	0.0
8,400		MainSource Financial Group, Inc.	185,220	0.0
2,300		MarketAxess Holdings, Inc.	334,420	0.1
14,800		Meta Financial Group, Inc.	754,208	0.1
39,697		Mid-America Apartment Communities, Inc.	4,223,761	0.6
98,765		Moelis & Co.	2,222,213	0.3
6,900		National General Holdings Corp.	147,798	0.0

See Accompanying Notes to Financial Statements

62

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
115,446		National Retail Properties, Inc.	5,970,867	0.9
6,113		NBT Bancorp., Inc.	175,015	0.0
49,600		PacWest Bancorp	1,973,088	0.3
6,500		Parkway Properties, Inc.	108,745	0.0
17,300	@	PennyMac Financial Services, Inc.	216,077	0.0
8,200	@	Piper Jaffray Cos.	309,140	0.0
101,500		Popular, Inc.	2,973,950	0.4
21,300		Preferred Bank/Los Angeles CA	615,038	0.1
4,000		Premier Financial Bancorp, Inc.	67,400	0.0
10,400		PrivateBancorp, Inc.	457,912	0.1
92,789		ProAssurance Corp.	4,968,851	0.7
3,700		PS Business Parks, Inc.	392,496	0.1
18,300		RAIT Financial Trust	57,279	0.0
5,800		Ramco-Gershenson Properties	113,738	0.0
120,784	@	Realogy Holdings Corp.	3,505,152	0.5
44,700		Redwood Trust, Inc.	617,307	0.1
109,900		Retail Opportunity Investments	2,381,533	0.3
44,900		Rexford Industrial Realty, Inc.	946,941	0.1
254,567		RLJ Lodging Trust	5,460,462	0.8
7,300		Selective Insurance Group	278,933	0.0
11,400		Sierra Bancorp.	190,266	0.0
8,300		Southern National Bancorp of Virginia, Inc.	100,845	0.0
1,100		Sovran Self Storage, Inc.	115,412	0.0
41,500		Stewart Information Services Corp.	1,718,515	0.3
2,900	@	Stifel Financial Corp.	91,205	0.0
4,300		Stonegate Bank	138,761	0.0
98,000		Summit Hotel Properties, Inc.	1,297,520	0.2
5,200		Sun Communities, Inc.	398,528	0.1
76,303		Sunstone Hotel Investors, Inc.	920,977	0.1
3,100	@	SVB Financial Group	294,996	0.0
229,200		TCF Financial Corp.	2,899,380	0.4
40,600		The Geo Group, Inc.	1,387,708	0.2
4,415		TowneBank	95,585	0.0
31,400		Trico Bancshares	866,640	0.1
30,300	@	Tristate Capital Holdings, Inc.	416,019	0.1
12,400	@	Triumph Bancorp, Inc.	198,400	0.0
213,888		Umpqua Holdings Corp.	3,308,847	0.5
8,100		United Fire Group, Inc.	343,683	0.1
21,700		Universal Insurance Holdings, Inc.	403,186	0.1
2,608		Validus Holdings Ltd.	126,723	0.0
17,400	@	Walker & Dunlop, Inc.	396,372	0.1
3,700		Washington Federal, Inc.	89,762	0.0
92,094	@	Western Alliance Bancorp.	3,006,869	0.4
132,900		Wilshire Bancorp., Inc.	1,384,818	0.2
45,600		Xenia Hotels & Resorts, Inc.	765,168	0.1
			161,522,828	23.3

		Health Care: 12.3%
8,700	@	Acceleron Pharma, Inc.	295,626	0.0
27,600	@,L	Achillion Pharmaceuticals, Inc.	215,280	0.0
22,100	@	Acorda Therapeutics, Inc.	563,660	0.1
11,100	@,L	Adamas Pharmaceuticals, Inc.	168,054	0.0
20,800	@,L	Aduro Biotech, Inc.	235,248	0.0
2,000	@	Adverum Biotechnologies, Inc.	6,320	0.0
3,300	@,L	Agios Pharmaceuticals, Inc.	138,254	0.0
22,100	@,L	AMAG Pharmaceuticals, Inc.	528,632	0.1
15,000	@	American Renal Associates Holdings, Inc.	434,550	0.1
38,900	@,L	Amicus Therapeutics, Inc.	212,394	0.0
16,900	@	Amphastar Pharmaceuticals, Inc.	272,428	0.0
27,623	@	Amsurg Corp.	2,141,887	0.3
24,500	@	Angiodynamics, Inc.	352,065	0.1
26,800	@	Applied Genetic Technologies Corp./DE	378,684	0.1
14,200	@,L	Bellicum Pharmaceuticals, Inc.	184,032	0.0
15,200	@,L	Bluebird Bio, Inc.	658,008	0.1
25,900	@,L	Blueprint Medicines Corp.	524,475	0.1
6,600	@	Cambrex Corp.	341,418	0.1
37,100	@,L	Cara Therapeutics, Inc.	178,451	0.0
193,080	@	Catalent, Inc.	4,438,909	0.6
79,900	@,L	Celldex Therapeutics, Inc.	350,761	0.1
73,552	@	Centene Corp.	5,249,406	0.8
23,700	@	Civitas Solutions, Inc.	493,671	0.1
16,500	@,L	Clovis Oncology, Inc.	226,380	0.0
16,900	@,L	Coherus Biosciences, Inc.	285,441	0.0
18,500	@,L	Corvus Pharmaceuticals, Inc.	263,810	0.0
64,850	@	Cotiviti Holdings, Inc.	1,370,281	0.2
189,900	@	Cross Country Healthcare, Inc.	2,643,408	0.4
16,800	@	Cynosure, Inc.	817,236	0.1
18,700	@	Dimension Therapeutics, Inc.	112,200	0.0
44,500	@,L	Epizyme, Inc.	455,680	0.1
15,700	@,L	Esperion Therapeutics, Inc.	155,116	0.0
14,600	@	FibroGen, Inc.	239,586	0.0
12,100	@,L	Flex Pharma, Inc.	123,541	0.0
15,500	@,L	Global Blood Therapeutics, Inc.	257,145	0.0
22,200	@	Greatbatch, Inc.	686,646	0.1
42,340	@	HealthEquity, Inc.	1,286,501	0.2
140,748		Healthsouth Corp.	5,463,837	0.8
57,900	@,L	HeartWare International, Inc.	3,343,725	0.5
21,400	@	ICU Medical, Inc.	2,412,850	0.4
76,364	@	Idexx Laboratories, Inc.	7,091,161	1.0
11,100	@,L	Immune Design Corp.	90,576	0.0
53,400	@,L	Infinity Pharmaceuticals, Inc.	71,022	0.0
30,800	@	Inogen, Inc.	1,543,388	0.2
6,400	@,L	Intellia Therapeutics, Inc.	136,640	0.0
18,600	@	Intra-Cellular Therapies, Inc.	722,052	0.1

See Accompanying Notes to Financial Statements

63

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
39,900	@,L	Karyopharm Therapeutics, Inc.	267,729	0.0
55,800		Kindred Healthcare, Inc.	629,982	0.1
1,800	@	Loxo Oncology, Inc.	41,724	0.0
26,800	@	MacroGenics, Inc.	723,332	0.1
42,619	@	Magellan Health Services, Inc.	2,803,052	0.4
13,200	@,L	Medicines Co.	443,916	0.1
75,600	@	Medidata Solutions, Inc.	3,543,372	0.5
61,800	@	Molina Healthcare, Inc.	3,083,820	0.4
18,400	@	Neurocrine Biosciences, Inc.	836,280	0.1
23,900	@	NuVasive, Inc.	1,427,308	0.2
9,600	@	Ophthotech Corp.	489,888	0.1
100,200	@	OraSure Technologies, Inc.	592,182	0.1
17,300	@	Orthofix International NV	733,520	0.1
20,650		Owens & Minor, Inc.	771,897	0.1
6,400	@	Pacira Pharmaceuticals, Inc./DE	215,872	0.0
2,400	@	Penumbra, Inc.	142,800	0.0
28,300	@	PharMerica Corp.	697,878	0.1
13,300	@	Press Ganey Holdings, Inc.	523,355	0.1
13,600	@,L	Puma Biotechnology, Inc.	405,144	0.1
99,100	@	Raptor Pharmaceutical Corp.	532,167	0.1
26,200	@,L	Reata Pharmaceuticals, Inc.	517,450	0.1
18,500	@,L	Revance Therapeutics, Inc.	251,600	0.0
14,800	@	Sage Therapeutics, Inc.	445,924	0.1
32,700	@	Selecta Biosciences, Inc.	457,473	0.1
6,000	@	Seres Therapeutics, Inc.	174,300	0.0
10,100	@,L	Spark Therapeutics Inc.	516,413	0.1
24,800	@	Surgical Care Affiliates, Inc.	1,182,216	0.2
109,600	@,L	Synergy Pharmaceuticals, Inc.	416,480	0.1
11,300	@	Ultragenyx Pharmaceutical, Inc.	552,683	0.1
70,700	@,L	Vitae Pharmaceuticals, Inc.	762,853	0.1
21,400	@,L	Voyager Therapeutics, Inc.	235,186	0.0
48,571	@	WellCare Health Plans, Inc.	5,210,697	0.8
90,419		West Pharmaceutical Services, Inc.	6,860,994	1.0
25,600	@	Xencor, Inc.	486,144	0.1
			85,136,066	12.3

		Industrials: 18.7%
32,700		AAR Corp.	763,218	0.1
28,400		ABM Industries, Inc.	1,036,032	0.2
291,100	@	ACCO Brands Corp.	3,007,063	0.4
168,672		Allison Transmission Holdings, Inc.	4,761,611	0.7
110,267		Altra Industrial Motion Corp.	2,975,004	0.4
34,300	@	American Woodmark Corp.	2,276,834	0.3
96,100		Applied Industrial Technologies, Inc.	4,337,954	0.6
109,300		ArcBest Corp.	1,776,125	0.3
23,025	@	Atlas Air Worldwide Holdings, Inc.	953,696	0.1
11,800		Barnes Group, Inc.	390,816	0.1
61,800		Barrett Business Services, Inc.	2,553,576	0.4
130,240		Brady Corp.	3,980,134	0.6
10,000		Columbus McKinnon Corp.	141,500	0.0
9,500	@	CRA International, Inc.	239,590	0.0
133,462		Douglas Dynamics, Inc.	3,433,977	0.5
155,000	@,L	Eclipse Resouces Corp	517,700	0.1
29,500		EMCOR Group, Inc.	1,453,170	0.2
14,600		EnerSys	868,262	0.1
25,900	@	Engility Holdings, Inc.	547,008	0.1
52,600		Essendant, Inc.	1,607,456	0.2
31,600		Federal Signal Corp.	407,008	0.1
33,181		G&K Services, Inc.	2,540,669	0.4
97,254	@,L	Generac Holdings, Inc.	3,400,000	0.5
217,200		General Cable Corp.	2,760,612	0.4
111,500		Global Brass & Copper Holdings, Inc.	3,042,835	0.4
10,600	L	Greenbrier Cos., Inc.	308,778	0.0
70,500	@	Hawaiian Holdings, Inc.	2,676,180	0.4
11,800		HEICO Corp.	633,070	0.1
137,939		Herman Miller, Inc.	4,122,997	0.6
4,100		Hurco Cos, Inc.	114,103	0.0
7,800		Hyster-Yale Materials Handling, Inc.	464,022	0.1
7,200		Insperity, Inc.	556,056	0.1
32,800		Interface, Inc.	500,200	0.1
18,900		Joy Global, Inc.	399,546	0.1
14,900		Kadant, Inc.	767,499	0.1
99,655		KAR Auction Services, Inc.	4,159,600	0.6
4,000		Kelly Services, Inc.	75,880	0.0
6,400		Kennametal, Inc.	141,504	0.0
24,000		Kimball International, Inc.	273,120	0.0
161,431		Knight Transportation, Inc.	4,290,836	0.6
66,900		Landstar System, Inc.	4,593,354	0.7
39,500		Lincoln Electric Holdings, Inc.	2,333,660	0.3
64,900	@	Mastec, Inc.	1,448,568	0.2
3,200		Matson, Inc.	103,328	0.0
211,400	@	Meritor, Inc.	1,522,080	0.2
6,400	@	Moog, Inc.	345,088	0.1
46,000	@	NCI Building Systems, Inc.	735,540	0.1
7,500		Park-Ohio Holdings Corp.	212,100	0.0
15,500		Powell Industries, Inc.	609,770	0.1
19,440	@	Proto Labs, Inc.	1,118,966	0.2
146,600		Quad/Graphics, Inc.	3,414,314	0.5
61,297	@	RBC Bearings, Inc.	4,444,033	0.6
6,700		Regal-Beloit Corp.	368,835	0.1
139,615	@	Rexnord Corp.	2,740,642	0.4
24,400	@	RPX Corp.	223,748	0.0
98,000	@,L	Seadrill LTD	317,520	0.0
5,800	@	SiteOne Landscape Supply, Inc.	197,142	0.0
71,000		Skywest, Inc.	1,878,660	0.3
2,200		Standex International Corp.	181,786	0.0
60,100		Steelcase, Inc.	815,557	0.1
106,323		Toro Co.	9,377,689	1.4
19,600	@	Trimas Corp.	352,800	0.1

See Accompanying Notes to Financial Statements

64

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
19,200	@	TriNet Group, Inc.	399,168	0.1
63,500	@	TrueBlue, Inc.	1,201,420	0.2
26,100	@	Tutor Perini Corp.	614,655	0.1
24,300		Universal Forest Products, Inc.	2,252,367	0.3
5,200		Universal Truckload Services, Inc.	67,080	0.0
42,994		US Ecology, Inc.	1,975,574	0.3
122,900	@	Vectrus, Inc.	3,501,421	0.5
7,600		Viad Corp.	235,600	0.0
1,500		VSE Corp.	100,200	0.0
166,300	@	Wabash National Corp.	2,112,010	0.3
14,600	@	WageWorks, Inc.	873,226	0.1
71,425		Waste Connections, Inc.	5,146,171	0.7
26,405		Watsco, Inc.	3,714,919	0.5
31,100		West Corp.	611,426	0.1
75,300	@	YRC Worldwide, Inc.	662,640	0.1
			130,058,298	18.7

		Information Technology: 12.9%
3,300	@,L	Acacia Communications, Inc.	131,802	0.0
24,100	@	Advanced Energy Industries, Inc.	914,836	0.1
15,600	@	Alpha & Omega Semiconductor Ltd.	217,308	0.0
58,800	@	Amkor Technology, Inc.	338,100	0.1
48,800	@	Aspen Technology, Inc.	1,963,712	0.3
111,400	@	AVG Technologies	2,115,486	0.3
68,443	@	Benchmark Electronics, Inc.	1,447,570	0.2
3,800	@	Blackhawk Network Holdings, Inc.	127,262	0.0
59,700		Cabot Microelectronics Corp.	2,527,698	0.4
18,800	@	Carbonite, Inc.	182,924	0.0
15,500	@	Cirrus Logic, Inc.	601,245	0.1
60,000		Cohu, Inc.	651,000	0.1
40,800		Comtech Telecommunications	523,872	0.1
118,948	@	CoreLogic, Inc.	4,577,119	0.7
18,000	@	Cornerstone OnDemand, Inc.	685,080	0.1
198,031		Cypress Semiconductor Corp.	2,089,227	0.3
81,550	@	Emcore Corp.	484,407	0.1
22,200	@	Euronet Worldwide, Inc.	1,536,018	0.2
4,800		EVERTEC, Inc.	74,592	0.0
108,963	@	Everyday Health, Inc.	858,628	0.1
17,600	@	ExlService Holdings, Inc.	922,416	0.1
550,700	@	Extreme Networks, Inc.	1,866,873	0.3
17,096		Factset Research Systems, Inc.	2,759,636	0.4
16,509		FEI Co.	1,764,482	0.3
29,300	@	First Solar, Inc.	1,420,464	0.2
63,300	@	Five9, Inc.	753,270	0.1
104,200	@,L	GrubHub, Inc.	3,237,494	0.5
54,565	@	Guidewire Software, Inc.	3,369,934	0.5
59,991	@	Imperva, Inc.	2,580,213	0.4
94,200	@	Insight Enterprises, Inc.	2,449,200	0.4
73,600	@	Instructure, Inc.	1,398,400	0.2
132,100		IXYS Corp.	1,354,025	0.2
57,475	@	Kimball Electronics, Inc.	715,564	0.1
5,000		Littelfuse, Inc.	590,950	0.1
8,700	@	Manhattan Associates, Inc.	557,931	0.1
16,800		Methode Electronics, Inc.	575,064	0.1
169,780		Monotype Imaging Holdings, Inc.	4,181,681	0.6
9,300	@	Nanometrics, Inc.	193,347	0.0
29,000	@	NeoPhotonics Corp.	276,370	0.0
38,728	@,L	NetSuite, Inc.	2,819,398	0.4
21,800	@	PDF Solutions, Inc.	304,982	0.0
55,500		Pegasystems, Inc.	1,495,725	0.2
95,800	@	Planet Payment, Inc.	430,142	0.1
17,960	@	PTC, Inc.	674,937	0.1
130,402	@	Q2 Holdings, Inc.	3,653,864	0.5
57,400	@	QLIK Technologies, Inc.	1,697,892	0.3
6,200	@	Qualys, Inc.	184,822	0.0
17,400	@	Rapid7, Inc.	218,892	0.0
145,400	@	Rovi Corp.	2,274,056	0.3
129,700	@	Sanmina Corp.	3,477,257	0.5
11,200		Science Applications International Corp.	653,520	0.1
161,600	@	Sigma Designs, Inc.	1,039,088	0.2
31,244	@	Splunk, Inc.	1,692,800	0.3
28,400	@	SYKES Enterprises, Inc.	822,464	0.1
98,500	@	Take-Two Interactive Software, Inc.	3,735,120	0.5
15,400	@	Tech Data Corp.	1,106,490	0.2
21,800	@,L	Twilio, Inc.	795,700	0.1
21,900	@	Tyler Technologies, Inc.	3,650,949	0.5
161,500	@	Ultra Clean Holdings	918,935	0.1
170,520	@,L	Unisys Corp.	1,241,386	0.2
8,900	@	Vasco Data Security Intl.	145,871	0.0
12,900	@	Web.com Group, Inc.	234,522	0.0
24,889	@	WebMD Health Corp.	1,446,300	0.2
60,800	@	Xactly Corp.	778,848	0.1
135,800	@	Xcerra Corp.	780,850	0.1
			89,290,010	12.9

		Materials: 5.0%
6,400		AEP Industries, Inc.	514,944	0.1
110,179		Aptargroup, Inc.	8,718,464	1.3
19,200	@	Berry Plastics Group, Inc.	745,920	0.1
27,200	@	Boise Cascade Co.	624,240	0.1
39,700		Commercial Metals Co.	670,930	0.1
118,816	@	Crown Holdings, Inc.	6,020,407	0.9
6,500		FutureFuel Corp.	70,720	0.0
27,344	@	GCP Applied Technologies, Inc.	712,038	0.1
71,400		Graphic Packaging Holding Co.	895,356	0.1
35,900		Innophos Holdings, Inc.	1,515,339	0.2
2,400		Innospec, Inc.	110,376	0.0
25,500		Minerals Technologies, Inc.	1,448,400	0.2
28,800	@	Omnova Solutions, Inc.	208,800	0.0
12,110		Quaker Chemical Corp.	1,080,212	0.2
69,300	@	Ryerson Holding Corp.	1,212,750	0.2
39,500		Schweitzer-Mauduit International, Inc.	1,393,560	0.2
96,168		Silgan Holdings, Inc.	4,948,805	0.7
71,700	@,L	Trinseo SA	3,078,081	0.4
8,650		Worthington Industries, Inc.	365,895	0.1
			34,335,237	5.0

		Telecommunication Services: 0.6%
12,200	@	8x8, Inc.	178,242	0.0
129,500		Inteliquent, Inc.	2,575,755	0.4

See Accompanying Notes to Financial Statements

65

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
85,200	@	RingCentral, Inc.	1,680,144	0.2
			4,434,141	0.6

		Utilities: 3.4%
1,078		AGL Resources, Inc.	71,116	0.0
4,200		American States Water Co.	184,044	0.0
22,600		Atlantic Power Corp.	56,048	0.0
4,900		Consolidated Water Co., Ltd.	63,994	0.0
31,600	@,L	Dynegy, Inc.	544,784	0.1
3,100		El Paso Electric Co.	146,537	0.0
13,300		Idacorp, Inc.	1,081,955	0.2
6,700		MGE Energy, Inc.	378,650	0.0
27,400		New Jersey Resources Corp.	1,056,270	0.1
83,813		NorthWestern Corp.	5,286,086	0.8
202,055		Portland General Electric Co.	8,914,667	1.3
6,400		Southwest Gas Corp.	503,744	0.1
39,200		Spark Energy, Inc.	1,295,560	0.2
248,300	@	Talen Energy Corp.	3,364,465	0.5
131,700		TerraForm Global, Inc.	429,342	0.1
4,600		Westar Energy, Inc.	258,014	0.0
			23,635,276	3.4

	Total Common Stock
	(Cost $572,735,371)		671,571,999	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateralcc: 4.4%
6,862,204	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $6,862,283, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $6,999,530, due 01/01/30-06/20/46)	6,862,204	1.0
7,180,535	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $7,180,627, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,324,146, due 07/15/16-09/20/65)	7,180,535	1.1
7,180,535	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $7,180,633, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,324,146, due 07/07/16-02/01/49)	7,180,535	1.0
7,180,535	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $7,180,618, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $7,324,146, due 12/01/16-02/20/66)	7,180,535	1.0
1,829,663	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,829,687, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,881,056, due 04/15/18-01/15/29)	1,829,663	0.3
		30,233,472	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.0%
21,072,926	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $21,072,926)	21,072,926	3.0

	Total Short-Term Investments
	(Cost $51,306,398)	51,306,398	7.4

	Total Investments in Securities (Cost $624,041,769)	$722,878,397	104.2
	Liabilities in Excess of Other Assets	(29,076,934)	(4.2)
	Net Assets	$693,801,463	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.

See Accompanying Notes to Financial Statements

66

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $626,964,287.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$141,302,860
Gross Unrealized Depreciation	(45,388,750)

Net Unrealized Appreciation	$95,914,110

See Accompanying Notes to Financial Statements

67

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Brazil: 0.6%
185,491	@	Petroleo Brasileiro SA ADR	1,077,703	0.6

		China: 2.8%
873,000		China Life Insurance Co., Ltd.	1,882,295	1.0
74,000		China Mobile Ltd.	855,012	0.5
11,144		China Telecom Corp., Ltd. ADR	501,369	0.3
2,372,100		Kunlun Energy Co. Ltd.	1,974,020	1.0
			5,212,696	2.8

		Denmark: 0.5%
27,630	L	FLSmidth & Co. A/S	986,638	0.5

		France: 7.5%
77,752		AXA S.A.	1,537,367	0.8
63,490		BNP Paribas	2,784,399	1.5
21,874		Cie Generale des Etablissements Michelin	2,061,428	1.1
240,730		Credit Agricole SA	2,023,810	1.0
32,080		Sanofi	2,665,306	1.4
3,490		Technip S.A.	188,897	0.1
62,950		Total S.A.	3,018,845	1.6
			14,280,052	7.5

		Germany: 5.5%
265,400	L	Deutsche Lufthansa AG	3,120,459	1.6
25,280		Merck KGaA	2,569,547	1.4
80,110		Metro AG	2,463,883	1.3
21,680		Siemens AG	2,224,837	1.2
			10,378,726	5.5

		Ireland: 0.6%
13,240		Medtronic PLC	1,148,835	0.6

		Israel: 2.3%
87,753		Teva Pharmaceutical Industries Ltd. ADR	4,407,833	2.3

		Italy: 1.9%
124,685		ENI S.p.A.	2,008,331	1.1
707,349		UniCredit SpA	1,555,647	0.8
			3,563,978	1.9

		Japan: 4.4%
170,000		Konica Minolta Holdings, Inc.	1,238,375	0.6
258,800		Nissan Motor Co., Ltd.	2,309,614	1.2
52,500		SoftBank Group Corp.	2,968,984	1.6
696,000	@	Toshiba Corp.	1,895,906	1.0
			8,412,879	4.4

		Netherlands: 5.2%
429,839		Aegon NV	1,703,169	0.9
28,070		Akzo Nobel NV	1,743,739	0.9
52,100	@	Qiagen NV	1,135,382	0.6
2,558		Royal Dutch Shell PLC - Class A	70,256	0.0
187,540		Royal Dutch Shell PLC - Class B	5,181,491	2.8
			9,834,037	5.2

		Portugal: 1.2%
160,190		Galp Energia SGPS SA	2,227,985	1.2

		Russia: 1.0%
141,743		MMC Norilsk Nickel PJSC ADR	1,895,104	1.0

		Singapore: 2.1%
139,980		DBS Group Holdings Ltd.	1,650,493	0.9
775,700		Singapore Telecommunications Ltd.	2,395,842	1.2
			4,046,335	2.1

		South Korea: 7.2%
29,705	@	Hyundai Motor Co.	3,513,848	1.9
76,364		KB Financial Group, Inc.	2,171,484	1.1
6,303		Samsung Electronics Co., Ltd.	7,849,449	4.2
			13,534,781	7.2

		Spain: 1.1%
228,268	@	Telefonica S.A.	2,167,143	1.1

		Sweden: 1.8%
103,564		Telefonaktiebolaget LM Ericsson	795,636	0.4
122,730		Getinge AB	2,533,884	1.4
			3,329,520	1.8

		Switzerland: 4.1%
168,443		Credit Suisse Group AG	1,794,326	1.0
1,270,565		Glencore PLC	2,618,801	1.4
9,160		Roche Holding AG	2,417,139	1.3
64,950		UBS Group AG	842,765	0.4
			7,673,031	4.1

		Thailand: 0.7%
276,600		Bangkok Bank PCL	1,252,173	0.7

		Turkey: 1.0%
214,182	@	Turkcell Iletisim Hizmet AS ADR	1,959,765	1.0

		United Kingdom: 12.1%
322,979		BAE Systems PLC	2,261,046	1.2
824,740		Barclays PLC	1,533,931	0.8
552,759		BP PLC	3,235,601	1.7
149,491		Sky PLC	1,698,741	0.9
80,360		CRH PLC - London	2,356,458	1.3
19,555		GlaxoSmithKline PLC	419,946	0.2
444,710		HSBC Holdings PLC	2,723,546	1.4
157,576		Kingfisher PLC	676,806	0.4
651,074	@	Serco Group PLC	968,939	0.5
477,647		Standard Chartered PLC	3,623,914	1.9
919,919	@	Tesco PLC	2,160,529	1.1
402,465		Vodafone Group PLC	1,227,065	0.7
			22,886,522	12.1

		United States: 35.2%
54,970		American International Group, Inc.	2,907,363	1.5
14,881	@	Allergan plc	3,438,850	1.8

See Accompanying Notes to Financial Statements

68

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
3,550	@	Alphabet, Inc. - Class A	2,497,531	1.3
27,370		Amgen, Inc.	4,164,345	2.2
43,910		Apache Corp.	2,444,470	1.3
10,090		Apple, Inc.	964,604	0.5
41,950		Baker Hughes, Inc.	1,893,203	1.0
41,260		Capital One Financial Corp.	2,620,423	1.4
316,000	@,L	Chesapeake Energy Corp.	1,352,480	0.7
9,540		Chevron Corp.	1,000,078	0.5
106,710		Cisco Systems, Inc.	3,061,510	1.6
100,620		Citigroup, Inc.	4,265,282	2.3
45,760		Comcast Corp. – Class A	2,983,094	1.6
33,630		Eli Lilly & Co.	2,648,363	1.4
20,430		Gilead Sciences, Inc.	1,704,271	0.9
54,080		Halliburton Co.	2,449,283	1.3
93,170		Hewlett Packard Enterprise Co.	1,702,216	0.9
93,170		HP, Inc.	1,169,284	0.6
45,870		JPMorgan Chase & Co.	2,850,362	1.5
43,590	@	Michael Kors Holdings Ltd.	2,156,833	1.1
76,610		Microsoft Corp.	3,920,134	2.1
63,850		Morgan Stanley	1,658,823	0.9
195,600	@,L	Navistar International Corp.	2,286,564	1.2
90,880		Oracle Corp.	3,719,718	2.0
62,340		SunTrust Bank	2,560,927	1.4
86,570		Twenty-First Century Fox, Inc. - Class A	2,341,719	1.2
16,970		United Parcel Service, Inc. - Class B	1,828,008	1.0
			66,589,738	35.2

	Total Common Stock
	(Cost $196,772,978)		186,865,474	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
	U.S. Government Agency Obligations: 0.5%
1,000,000	Freddie Mac Discount Notes, 07/01/16
	(Cost $1,000,000)	1,000,000	0.5

	Securities Lending Collateralcc: 4.1%
1,826,239	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $1,826,263, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,862,764, due 07/15/16-09/20/65)	1,826,239	1.0
1,826,239	Citigroup, Inc., Repurchase Agreement dated 06/30/16, 0.44%, due 07/01/16 (Repurchase Amount $1,826,261, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,862,764, due 04/30/17-03/15/57)	1,826,239	0.9
1,826,239	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $1,826,264, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,862,764, due 07/07/16-02/01/49)	1,826,239	1.0
384,381	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $384,386, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $392,069, due 06/01/22-11/20/45)	384,381	0.2
1,826,239	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $1,826,260, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,862,764, due 12/01/16-02/20/66)	1,826,239	1.0
		7,689,337	4.1

	Total Short-Term Investments
	(Cost $8,689,337)	8,689,337	4.6

	Total Investments in Securities (Cost $205,462,315)	$195,554,811	103.4
	Liabilities in Excess of Other Assets	(6,451,701)	(3.4)
	Net Assets	$189,103,110	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

69

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $207,822,158.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$23,940,320
Gross Unrealized Depreciation	(36,207,667)

Net Unrealized Depreciation	$(12,267,347)

See Accompanying Notes to Financial Statements

70

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.3%
		Communications: 1.7%
2,500,000		Cisco Systems, Inc., 1.400%, 02/28/18	2,523,255	0.4
2,530,000		Comcast Corp., 5.700%, 05/15/18	2,749,328	0.5
4,485,000	#	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18	4,535,165	0.8
			9,807,748	1.7

		Consumer, Cyclical: 2.0%
4,350,000	#	American Honda Finance Corp., 1.600%, 02/16/18	4,392,752	0.8
1,850,000	#	BMW US Capital LLC, 1.500%, 04/11/19	1,859,947	0.3
290,000		Lowe's Cos, Inc., 1.150%, 04/15/19	290,563	0.0
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	972,011	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	888,902	0.2
2,900,000		Toyota Motor Credit Corp., 1.550%, 07/13/18	2,928,748	0.5
			11,332,923	2.0

		Consumer, Non-cyclical: 7.8%
6,320,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	6,431,188	1.1
2,000,000	#	BAT International Finance PLC, 1.850%, 06/15/18	2,022,438	0.4
2,900,000		Coca-Cola Co, 1.650%, 11/01/18	2,944,654	0.5
5,700,000		Gilead Sciences, Inc., 1.850%, 09/04/18	5,802,919	1.0
1,595,000		Kimberly-Clark Corp., 1.400%, 02/15/19	1,615,957	0.3
4,835,000		Medtronic, Inc., 1.375%, 04/01/18	4,866,848	0.8
2,900,000		Merck & Co., Inc., 1.100%, 01/31/18	2,916,684	0.5
4,250,000		Pfizer, Inc., 1.500%, 06/15/18	4,293,652	0.7
4,300,000		Philip Morris International, Inc., 1.250%, 11/09/17	4,316,525	0.8
3,690,000		Philip Morris International, Inc., 1.375%, 02/25/19	3,720,132	0.7
2,900,000		Procter & Gamble Co, 1.600%, 11/15/18	2,962,767	0.5
2,825,000		Sanofi, 1.250%, 04/10/18	2,844,134	0.5
			44,737,898	7.8

		Energy: 0.5%
2,880,000	#	Schlumberger Holdings Corp., 1.900%, 12/21/17	2,899,290	0.5

		Financial: 9.0%
5,700,000	#	AIG Global Funding, 1.650%, 12/15/17	5,726,169	1.0
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,312,407	0.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
5,800,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	5,835,438	1.0
2,500,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,516,420	0.4
5,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	5,844,472	1.0
2,900,000		HSBC USA, Inc., 1.625%, 01/16/18	2,895,485	0.5
5,700,000		JPMorgan Chase & Co., 2.350%, 01/28/19	5,842,716	1.0
5,700,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18	5,734,143	1.0
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	632,708	0.1
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,538,800	0.4
5,700,000		US Bancorp, 1.950%, 11/15/18	5,814,120	1.0
2,765,000		Visa, Inc., 1.200%, 12/14/17	2,782,765	0.5
1,700,000		Wells Fargo & Co., 2.150%, 01/15/19	1,736,198	0.3
			52,211,841	9.0

		Industrial: 0.8%
1,435,000		Caterpillar Financial Services Corp., 1.350%, 05/18/19	1,442,253	0.3
1,300,000		General Electric Co., 1.625%, 04/02/18	1,318,789	0.2
1,935,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	1,950,416	0.3
			4,711,458	0.8

		Technology: 1.3%
5,050,000		Apple, Inc., 1.700%, 02/22/19	5,142,253	0.9
2,500,000		Oracle Corp., 1.200%, 10/15/17	2,509,360	0.4
			7,651,613	1.3

		Utilities: 1.2%
3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	4,199,289	0.7
2,600,000		Virginia Electric & Power Co., 5.950%, 09/15/17	2,753,637	0.5
			6,952,926	1.2

	Total Corporate Bonds/Notes
	(Cost $139,059,389)		140,305,697	24.3

U.S. TREASURY OBLIGATIONS: 54.0%
		Treasury Inflation Indexed Protected Securities: 54.0%
9,562,504		0.125%, due 07/15/24	9,671,640	1.7
1,025,312		0.250%, due 01/15/25	1,042,128	0.2
12,481,377		0.375%, due 07/15/23	12,923,267	2.2
8,434,655		0.375%, due 07/15/25	8,694,012	1.5
20,954,458		0.625%, due 01/15/24	21,964,944	3.8
15,414,238		0.625%, due 01/15/26	16,247,269	2.8
2,509,159		0.625%, due 02/15/43	2,449,730	0.4
20,636,864		0.750%, due 02/15/42	20,740,316	3.6
4,313,132		0.750%, due 02/15/45	4,344,946	0.8
3,882,604		1.000%, due 02/15/46	4,200,061	0.7
2,545,993		1.375%, due 02/15/44	2,950,717	0.5

See Accompanying Notes to Financial Statements

71

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
				Treasury Inflation Indexed Protected Securities: (continued)
	25,552,898	S	1.750%, due 01/15/28	29,918,355	5.2
	18,323,296		2.000%, due 01/15/26	21,584,989	3.7
	11,342,347		2.125%, due 02/15/40	14,865,790	2.6
	20,934,214		2.125%, due 02/15/41	27,679,637	4.8
	14,351,454		2.375%, due 01/15/25	17,156,345	3.0
	18,451,359		2.375%, due 01/15/27	22,678,843	3.9
	7,366,184		2.500%, due 01/15/29	9,348,483	1.6
	3,646,205		3.375%, due 04/15/32	5,348,669	0.9
	18,942,308		3.625%, due 04/15/28	26,249,891	4.5
	22,221,353		3.875%, due 04/15/29	32,057,057	5.6

			Total U.S. Treasury Obligations
			(Cost $304,344,060)	312,117,089	54.0

FOREIGN GOVERNMENT BONDS: 4.6%
EUR	6,916,167		Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, 04/15/23	8,271,877	1.4
EUR	605,900		Hellenic Republic Government Bond, 25.050%, 10/15/42	1,950	0.0
EUR	879,317	#	Italy Buoni Poliennali Del Tesoro, 1.250%, 09/15/32	1,029,119	0.2
EUR	32,089		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	35,854	0.0
EUR	2,766,351	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	3,530,789	0.6
EUR	960,747		Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,382,152	0.2
EUR	3,519,183		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	4,573,961	0.8
NZD	1,236,000		New Zealand Government Bond, 2.500%, 09/20/35	998,655	0.2
NZD	7,848,000		New Zealand Government Bond, 3.000%, 09/20/30	6,717,421	1.2

			Total Foreign Government Bonds
			(Cost $26,580,122)	26,541,778	4.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.2%
				Federal Home Loan Bank: 1.3%
	6,955,000		2.875%, due 09/13/24	7,552,852	1.3

				Federal Home Loan Mortgage Corporation: 4.1%##
	8,270,000		1.250%, due 10/02/19	8,370,514	1.4
	1,515,000		1.375%, due 05/01/20	1,538,772	0.3
	12,960,000		2.375%, due 01/13/22	13,739,038	2.4
				23,648,324	4.1

				Federal National Mortgage Association: 5.9%##
	22,885,000		1.750%, due 09/12/19	23,529,670	4.1
	10,140,000		1.875%, due 12/28/20	10,491,422	1.8
				34,021,092	5.9

				Other U.S. Agency Obligations: 1.9%
	11,230,000		1.300%, due 12/14/18	11,372,149	1.9

			Total U.S. Government Agency Obligations
			(Cost $74,443,370)	76,594,417	13.2
# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.6%
		Exchange-Traded Options: 0.1%
614	@	90-Day Eurodollar, Strike @ 98.250, Exp. 09/16/16	3,837	0.0
614	@	90-Day Eurodollar, Strike @ 98.750, Exp. 09/16/16	11,513	0.0
278	@	U.S. Treasury 10-Year Note, Strike @ 133.500, Exp. 08/26/16	238,908	0.1
			254,258	0.1

		Options on Currencies: 0.2%
7,845,000	@	Call AUD vs. Put USD, Strike @ 0.748, Exp. 07/20/16 Counterparty: JPMorgan Chase & Co.	55,782	0.0
5,150,000	@	Call EUR vs. Put USD, Strike @ 1.138, Exp. 07/29/16 Counterparty: Deutsche Bank AG	14,976	0.0
3,985,000	@	Call GBP vs. Put JPY, Strike @ 166.000, Exp. 07/14/16 Counterparty: Barclays Bank PLC	2	0.0
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.420, Exp. 11/03/16 Counterparty: Barclays Bank PLC	32,380	0.0
11,515,000	@	Call USD vs. Put CAD, Strike @ 1.315, Exp. 11/03/16 Counterparty: Barclays Bank PLC	177,635	0.1
11,540,000	@	Call USD vs. Put JPY, Strike @ 110.000, Exp. 08/05/16 Counterparty: HSBC Bank PLC	15,458	0.0
11,515,000	@	Call USD vs. Put MXN, Strike @ 18.290, Exp. 11/03/16 Counterparty: Barclays Bank PLC	442,735	0.1
11,515,000	@	Call USD vs. Put MXN, Strike @ 19.870, Exp. 11/03/16 Counterparty: Barclays Bank PLC	141,564	0.0
7,845,000	@	Put AUD vs. Call USD, Strike @ 0.703, Exp. 07/20/16 Counterparty: JPMorgan Chase & Co.	3,653	0.0
13,630,000	@	Put CHF vs. Call NOK, Strike @ 7.720, Exp. 08/02/16 Counterparty: Deutsche Bank AG	397	0.0
5,170,000	@	Put EUR vs. Call JPY, Strike @ 113.000, Exp. 09/22/16 Counterparty: Deutsche Bank AG	112,690	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.088, Exp. 11/03/16 Counterparty: BNP Paribas Bank	152,555	0.0
10,335,000	@	Put EUR vs. Call USD, Strike @ 1.105, Exp. 07/08/16 Counterparty: BNP Paribas Bank	40,869	0.0

See Accompanying Notes to Financial Statements

72

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
5,150,000	@	Put EUR vs. Call USD, Strike @ 1.093, Exp. 07/29/16 Counterparty: Deutsche Bank AG	29,131	0.0
10,140,000	@	Put EUR vs. Call USD, Strike @ 1.020, Exp. 11/03/16 Counterparty: BNP Paribas Bank	41,739	0.0
4,315,000	@	Put GBP vs. Call USD, Strike @ 1.310, Exp. 08/29/16 Counterparty: Deutsche Bank AG	89,752	0.0
4,315,000	@	Put GBP vs. Call USD, Strike @ 1.198, Exp. 08/29/16 Counterparty: Deutsche Bank AG	11,549	0.0
5,770,000	@	Put USD vs. Call JPY, Strike @ 97.000, Exp. 08/05/16 Counterparty: HSBC Bank PLC	16,527	0.0
			1,379,394	0.2

		Options on Inflation Rate Caps: 0.0%
7,240,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/10/16 Counterparty: Deutsche Bank AG	221	0.0
18,080,000	@	Inflation Rate Cap on US CPI Urban Consumers NSA (CPURNSA), Portfolio receives maximum of CPURNSA minus 2.000% or $0, Exp. 11/06/16 Counterparty: Deutsche Bank AG	339	0.0
			560	0.0

		OTC Interest Rate Swaptions: 0.3%
4,100,000	@	Receive a fixed rate equal to 2.680% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/12/21 Counterparty: Deutsche Bank AG	869,162	0.1
4,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	308,914	0.1
5,000,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	8,902	0.0
# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
10,100,000	@ Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	467,798	0.1
		1,654,776	0.3

	Total Purchased Options
	(Cost $4,776,802)	3,288,988	0.6

	Total Long-Term Investments
	(Cost $549,203,743)	558,847,969	96.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Mutual Funds: 3.3%
19,299,817	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $19,299,817)	19,299,817	3.3

	Total Short-Term Investments
	(Cost $19,299,817)	19,299,817	3.3

	Total Investments in Securities (Cost $568,503,560)	$578,147,786	100.0
	Assets in Excess of Other Liabilities	94,909	–
	Net Assets	$578,242,695	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

EUR	EU Euro
NZD	New Zealand Dollar

Cost for federal income tax purposes is $570,103,502.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,064,369
Gross Unrealized Depreciation	(5,020,085)

Net Unrealized Appreciation	$8,044,284

See Accompanying Notes to Financial Statements

73

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N- CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2016